                 METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

This prospectus describes MetLife Retirement Account Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company does not solicit or issue insurance products in the State of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special Federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." The Contract is not available to new purchasers. Current Contract Owners may make additional purchase payments.

You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:




AMERICAN FUNDS INSURANCE SERIES                    Lord Abbett Mid-Cap Value
  American Funds Global Growth Fund -- Class          Portfolio -- Class B(+)
     2                                             MFS(R) Value Portfolio -- Class A
  American Funds Growth Fund -- Class 2            Met/AIM Capital Appreciation
  American Funds Growth-Income Fund -- Class          Portfolio -- Class A
     2                                             Met/AIM Small Cap Growth Portfolio -- Class
DELAWARE VIP TRUST -- STANDARD CLASS                  A (+)
  Delaware VIP Small Cap Value Series              Neuberger Berman Real Estate
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Portfolio -- Class A
  SHARES                                           PIMCO Inflation Protected Bond
  Dreyfus Variable Investment Fund                    Portfolio -- Class A (+)
     Appreciation Portfolio                        Pioneer Fund Portfolio -- Class A
  Dreyfus Variable Investment Fund Developing      Pioneer Strategic Income Portfolio -- Class
     Leaders Portfolio                                A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Third Avenue Small Cap Value
  TRUST                                               Portfolio -- Class B (+)
  Templeton Developing Markets Securities        METLIFE INVESTMENT FUNDS, INC.
     Fund--- Class 2                               MetLife Investment Diversified Bond
  Templeton Foreign Securities Fund--- Class          Fund -- Class I
     2                                             MetLife Investment International Stock
JANUS ASPEN SERIES                                    Fund -- Class I
  Mid Cap Growth Portfolio -- Service Shares       MetLife Investment Large Company Stock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST(+)          Fund -- Class I
  Legg Mason Partners Variable Appreciation        MetLife Investment Small Company Stock
     Portfolio -- Class I(+)                          Fund -- Class I
  Legg Mason Partners Variable Equity Index      METROPOLITAN SERIES FUND, INC.
     Portfolio -- Class II(+)                      BlackRock Aggressive Growth
  Legg Mason Partners Variable Fundamental            Portfolio -- Class D
     Value Portfolio(+) -- Class I(+)              BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Investors           BlackRock Money Market Portfolio -- Class A
     Portfolio -- Class I(+)                       FI Value Leaders -- Class D(+)
  Legg Mason Partners Variable Large Cap           FI Large Cap Portfolio -- Class A
     Growth Portfolio -- Class I(+)                MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Small Cap           Oppenheimer Global Equity
     Growth Portfolio -- Class I(+)                   Portfolio -- Class B
  Legg Mason Partners Variable Social              Western Asset Management U. S. Government
     Awareness Portfolio(+)                           Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST(+)     PIMCO VARIABLE INSURANCE
  Legg Mason Partners Variable Adjustable          TRUST -- ADMINISTRATIVE CLASS
     Rate Income Portfolio(+)                      Total Return Portfolio
  Legg Mason Partners Variable High Income       VAN KAMPEN LIFE INVESTMENT TRUST
     Portfolio(+)                                  Van Kampen Life Investment Trust
MET INVESTORS SERIES TRUST                         Comstock Portfolio -- Class II
  Batterymarch Mid-Cap Stock                     VARIABLE INSURANCE PRODUCTS FUND -- SERVICE
     Portfolio -- Class A                          CLASS 2
  BlackRock High Yield Portfolio -- Class A        VIP Contrafund(R) Portfolio
     (+)                                           VIP Mid Cap Portfolio
  BlackRock Large-Cap Core Portfolio -- Class    METROPOLITAN SERIES FUND, INC. -- ASSET
     E(+)                                          ALLOCATION PORTFOLIOS -- CLASS B
  Dreman Small-Cap Value Portfolio -- Class A      MetLife Conservative Allocation Portfolio
  Harris Oakmark International                     MetLife Conservative to Moderate Allocation
     Portfolio -- Class A                             Portfolio
  Janus Forty Portfolio -- Class A (+)             MetLife Moderate Allocation Portfolio
  Lazard Mid-Cap Value Portfolio -- Class B        MetLife Moderate to Aggressive Allocation
     (+)                                              Portfolio
  Legg Mason Partners Managed Assets               MetLife Aggressive Allocation Portfolio
     Portfolio -- Class A
  Lord Abbett Bond Debenture
     Portfolio -- Class A
  Lord Abbett Growth and Income
     Portfolio -- Class B





-------

(+) This Variable Funding Option has been subject to a merger, substitution, name or other change. Please see Appendix F for more information.

We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1- 800-842-9406 or access the SEC's website (http://www.sec.gov). See Appendix H for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      5
Fee Table...............................      8
Condensed Financial Information.........     14
The Annuity Contract and Your Retirement
  Plan..................................     14
The Annuity Contract....................     14
  Contract Owner Inquiries..............     15
  Purchase Payments.....................     15
  Purchase Payment Credits..............     16
  Conservation Credit...................     16
  Accumulation Units....................     16
  The Variable Funding Options..........     16
  Notice of Substitution................     18
Fixed Account...........................     25
Charges and Deductions..................     25
  General...............................     25
  Withdrawal Charge.....................     26
  Free Withdrawal Allowance.............     27
  Transfer Charge.......................     27
  Mortality and Expense Risk Charge.....     27
  Variable Funding Option Expenses......     27
  Floor Benefit/Liquidity Benefit
     Charges............................     27
  CHART Asset Allocation Program
     Charges............................     27
  Premium Tax...........................     27
  Changes in Taxes Based upon Premium or
     Value..............................     27
Transfers...............................     28
  Market Timing/Excessive Trading.......     28
CHART Asset Allocation Program..........     30
  General...............................     30
  CHART Asset Allocation Program........     30
  Program Fees - Deductions from
     Contract Value.....................     31
Access to Your Money....................     31
  Systematic Withdrawals................     32
Ownership Provisions....................     32
  Types of Ownership....................     32
     Contract Owner.....................     32
     Beneficiary........................     33
Death Benefit...........................     33
  Death Proceeds before the Maturity
     Date...............................     33
  Standard Death Benefit................     33
  Step-Up Death Benefit Value...........     34
  Optional Death Benefit and Credit.....     34
  Payment of Proceeds...................     35
  Beneficiary Contract Continuance......     35
  Planned Death Benefit.................     35
  Death Proceeds after the Maturity
     Date...............................     36
The Annuity Period......................     36
  Maturity Date.........................     36
  Liquidity Benefit.....................     36
  Allocation of Annuity.................     37
  Variable Annuity......................     37
  Fixed Annuity.........................     38
Payment Options.........................     38
  Election of Options...................     38
  Annuity Options.......................     39
Miscellaneous Contract Provisions.......     39
  Right to Return.......................     39
  Termination...........................     39
  Required Reports......................     40
  Suspension of Payments................     40
  Misstatement..........................     40
The Separate Accounts...................     40
  Performance Information...............     41
Federal Tax Considerations..............     41
  General Taxation of Annuities.........     41
  Qualified Annuity Contracts...........     42
  Taxation of Qualified Annuity
     Contracts..........................     42
  Mandatory Distributions for Qualified
     Plans..............................     42
  Individual Retirement Annuities.......     43
  Roth IRAs.............................     43
  Penalty Tax for Premature
     Distribution.......................     44
  Taxation of Death Benefit Proceeds....     44
  Treatment of Charges for Certain Asset
     Allocation Programs................     44
  Treatment of Charges for Optional
     Benefits...........................     44
Other Tax Considerations................     45
  Puerto Rico Tax Considerations........     45
  Non-Resident Aliens...................     45
  Changes to Tax Rules and
     Interpretations....................     45
  Hurricane Relief......................     45
Incorporation of Certain Documents by
  Reference.............................     46
Other Information.......................     47
  The Insurance Companies...............     47
  Financial Statements..................     47
  Distribution of the Contracts.........     47
  Conformity with State and Federal
     Laws...............................     49
  Voting Rights.........................     49
  Restrictions on Financial
     Transactions.......................     49
  Legal Proceedings.....................     50
Appendix A: Condensed Financial
  Information for Separate Account
  Five..................................    A-1
Appendix B: Condensed Financial
  Information for Separate Account Six..    B-1
Appendix C: Waiver of Withdrawal Charge
  for Nursing Home Confinement..........    C-1
Appendix D: Market Value Adjustment.....    D-1
Appendix E: What You Need To Know If You
  Are A Texas Optional Retirement
  Program Participant...................    E-1
Appendix F: Additional Information
  Regarding the Underlying Funds........    F-1
Appendix G: Portfolio Legal and
  Marketing Names.......................    G-1
Appendix H: Contents of the Statement of
  Additional Information................    H-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT -- for convenience, means the Contract or the Certificate.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account Five for Variable Annuities and MetLife of CT Separate Account Six for Variable Annuities, each a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- an open-end diversified management investment company that serves as an investment option under the Separate Account.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the "You", depending on the context, may be the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person, a charitable remainder trust, or a plan (or the employer purchaser who has purchased the Contact on behalf of the plan).

                                    SUMMARY:

                           METLIFE RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, (the "Company," "we" or "us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the State of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner or the group participant, as applicable. We refer to both contracts and certificates as "Contracts." If a group unallocated Contract is purchased, we issue only the Contract.

We issue group Contracts in connection with retirement plans. Depending on your Plan, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your Plan provisions supersede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, we may refund all of your purchase payments or your Contract Value. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the M&E charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5%, decreasing to 0% in year six and later.

Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.

If you are a participant in the CHART Asset Allocation Program, the maximum annual charge is 0.75% deducted from amounts of the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn. Under Non-Qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the free withdrawal allowance may be subject to a withdrawal charge.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ASSET ALLOCATION SERVICES. Effective February 1, 2006, the CHART Asset Allocation Program is closed. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll. Participants in the program enter into a separate advisory agreement with MetLife Investment Fund Services LLC ("MIFS"), an affiliate of the Company, for the purpose of receiving asset allocation advice under MIFS's CHART program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by MIFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program is not a part of the Contract issued by the Company, and is closed to new participants. The program is fully described in a separate disclosure statement prepared by MIFS.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE                                                                   5%(1)


(as a percentage of the Purchase Payments and any applicable Purchase Payment Credits withdrawn)



TRANSFER CHARGE                                                                    $10(2)


(assessed on transfers that exceed 12 per year)



LIQUIDITY BENEFIT CHARGE                                                            5%
(During the annuity period, if you have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See 'Liquidity Benefit').


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
------------------------------------------    -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN


         0 years                1 years               5%
         1 years                2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5 years+                                      0%


(2)   We do not currently assess the transfer charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)(3)

We will assess a minimum mortality and expense risk charge ("M&E") of 0.80% for the standard death benefit and 1.25% for the optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit you select and the optional features you select:


-------------------------------------------------------------------------------------------
STANDARD DEATH BENEFIT:                               OPTIONAL DEATH BENEFIT:
-------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge      0.80%   Mortality and Expense Risk Charge      1.25%
Administrative Expense Charge          None    Administrative Expense Charge          None
                                       ----                                           ----
  Total Annual Separate Account                Total Annual Separate Account
     Charges                           0.80%   Charges                                1.25%
-------------------------------------------------------------------------------------------


During the annuity period, if you have elected the Variable Annuitization Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".

(3)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Metropolitan Series Fund, Inc. We are also waiving an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust and an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.72% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio -- Class A in the Metropolitan Series Fund, Inc.; and an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Bond Portfolio -- Class A of the Met Investors Series Trust; and an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust.

CHART PROGRAM

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. Plan participants who enrolled in the program prior to February 1, 2006, may continue to make additional Purchase Payments into the program. Plan participants who cancel enrollment in the program, may not re-enroll.

MAXIMUM ANNUAL FEE FOR CHART PROGRAM ...............................0.75%

The following table describes the annual investment advisory fee for clients who enter into an investment advisory agreement to participate in MIFS's CHART asset allocation program. The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.


                                              MAXIMUM
    CONTRACT VALUE                        ANNUAL FEE FOR
EQUAL OR GREATER THAN    BUT LESS THAN     CHART PROGRAM
---------------------    -------------    --------------


             $0              $25,000           0.75%
        $25,000              $50,000           0.75%
        $50,000              $75,000           0.50%
        $75,000             $100,000           0.35%
       $100,000             $250,000           0.25%
       $250,000             $500,000           0.15%
       $500,00+                                0.10%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1- 800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
  Underlying Fund assets, including management fees, distribution
  and/or service fees (12b-1), and other expenses)                        0.38%      1.72%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                      DISTRIBUTION                  TOTAL      CONTRACTUAL FEE    NET TOTAL
                                                         AND/OR                     ANNUAL          WAIVER          ANNUAL
                                        MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                            FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES*
----------------                       ------------  --------------  ----------  -----------  -----------------  -----------


AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 2
  American Funds Global Growth Fund..      0.55%          0.25%         0.03%       0.83%             --         0.83%
  American Funds Growth Fund.........      0.32%          0.25%         0.02%       0.59%             --         0.59%
  American Funds Growth-Income Fund..      0.27%          0.25%         0.01%       0.53%             --         0.53%
DELAWARE VIP TRUST -- STANDARD CLASS
  Delaware VIP Small Cap Value
     Series..........................      0.72%            --          0.11%       0.83%             --         0.83%

                                                      DISTRIBUTION                  TOTAL      CONTRACTUAL FEE    NET TOTAL
                                                         AND/OR                     ANNUAL          WAIVER          ANNUAL
                                        MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                            FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES*
----------------                       ------------  --------------  ----------  -----------  -----------------  -----------

DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Dreyfus Variable Investment Fund
     Appreciation Portfolio**........      0.75%            --          0.09%       0.84%             --         0.84%
  Dreyfus Variable Investment Fund
     Developing Leaders Portfolio....      0.75%            --          0.07%       0.82%             --         0.82%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  VIP Contrafund(R) Portfolio........      0.57%          0.25%         0.09%       0.91%             --         0.91%
  VIP Dynamic Capital Appreciation
     Portfolio(+)....................      0.56%          0.25%         0.24%       1.05%             --         1.05%
  VIP Mid Cap Portfolio..............      0.57%          0.25%         0.11%       0.93%             --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.................      1.23%          0.25%         0.24%       1.72%             --         1.72%
  Templeton Foreign Securities Fund..      0.63%          0.25%         0.18%       1.06%           0.03%        1.03%(1)
JANUS ASPEN SERIES -- SERVICE SHARES
  Mid Cap Growth Portfolio...........      0.64%          0.25%         0.06%       0.95%             --         0.95%
  Worldwide Growth Portfolio(+)......      0.60%            --          0.04%       0.64%             --         0.64%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++(+).......      0.75%            --          0.02%       0.77%             --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I...............................      0.70%            --          0.01%       0.71%             --         0.71%
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I(+).........      0.75%            --          0.05%       0.80%             --         0.80%(2)
  Legg Mason Partners Variable
     Dividend Strategy Portfolio(+)..      0.65%            --          0.24%       0.89%             --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.....      0.31%          0.25%         0.03%       0.59%             --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I............      0.75%          0.02%         0.77%       0.77%             --         0.77%
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+..........      0.85%            --          0.09%       0.94%             --         0.94%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I..      0.65%            --          0.07%       0.72%             --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++.............................      0.75%            --          0.04%       0.79%             --         0.79%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class
     I...............................      0.75%            --          0.21%       0.96%             --         0.96%
  Legg Mason Partners Variable Social
     Awareness Portfolio++...........      0.66%            --          0.12%       0.78%             --         0.78%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio(3)....................      0.55%          0.25%         0.22%       1.02%             --         1.02%
  Legg Mason Partners Variable High
     Income Portfolio................      0.60%            --          0.06%       0.66%             --         0.66%
MET INVESTORS SERIES TRUST(3)
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A............      0.70%            --          0.11%       0.81%             --         0.81%(4)
  BlackRock High Yield
     Portfolio -- Class A............      0.60%            --          0.32%       0.92%             --         0.92%(5)
  BlackRock Large-Cap Core
     Portfolio -- Class E............      0.63%          0.15%         0.22%       1.00%             --         1.00%(6)
  Dreman Small-Cap Value
     Portfolio -- Class A............      0.82%            --          0.37%       1.19%           0.09%        1.10%(7)
  Harris Oakmark International
     Portfolio -- Class A............      0.78%            --          0.13%       0.91%             --         0.91%
  Janus Forty Portfolio -- Class A...      0.65%            --          0.06%       0.71%             --         0.71%(8)
  Lazard Mid-Cap Portfolio -- Class
     B...............................      0.70%          0.25%         0.06%       1.01%             --         1.01%
  Legg Mason Partners Managed Assets
     Portfolio -- Class A............      0.50%            --          0.11%       0.61%             --         0.61%(9)
  Lord Abbett Bond Debenture
     Portfolio -- Class A............      0.50%            --          0.04%       0.54%             --         0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B............      0.50%          0.25%         0.03%       0.78%             --         0.78%
  Lord Abbett Mid-Cap Value Portfolio
     -- Class B......................      0.68%          0.25%         0.07%       1.00%             --         1.00%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A(+).........      1.04%            --          0.29%       1.33%           0.03%        1.30%(10)

                                                      DISTRIBUTION                  TOTAL      CONTRACTUAL FEE    NET TOTAL
                                                         AND/OR                     ANNUAL          WAIVER          ANNUAL
                                        MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                            FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES*
----------------                       ------------  --------------  ----------  -----------  -----------------  -----------

  MFS(R) Research International
     Portfolio -- Class B(+).........      0.72%            --          0.14%       0.86%             --         0.86%
  MFS(R) Value Portfolio -- Class A..      0.73%            --          0.23%       0.96%             --         0.96%(11)
  Met/AIM Capital Appreciation
     Portfolio -- Class A............      0.77%            --          0.09%       0.86%             --         0.86%(12)
  Met/AIM Small Cap Growth Portfolio
     -- Class A......................      0.87%            --          0.06%       0.93%             --         0.93%(13)
  Neuberger Berman Real Estate
     Portfolio -- Class A............      0.64%            --          0.04%       0.68%             --         0.68%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A............      0.50%            --          0.05%       0.55%             --         0.55%
  Pioneer Fund Portfolio -- Class A..      0.75%            --          0.30%       1.05%           0.05%        1.00%(14)
  Pioneer Strategic Income
     Portfolio -- Class A............      0.70%            --          0.12%       0.82%             --         0.82%(15)
  Third Avenue Small Cap Value
     Portfolio -- Class B............      0.74%          0.25%         0.04%       1.03%             --         1.03%
METLIFE INVESTMENT FUNDS,
  INC. -- CLASS I(16)
  MetLife Investment Diversified Bond
     Fund............................      0.41%            --          0.09%       0.50%           0.01%        0.49%(17)
  MetLife Investment International
     Stock Fund......................      0.73%            --          0.20%       0.93%           0.01%        0.92%
  MetLife Investment Large Company
     Stock Fund......................      0.52%            --          0.11%       0.63%           0.01%        0.62%
  MetLife Investment Small Company
     Stock Fund......................      0.64%            --          0.14%       0.78%           0.01%        0.77%(18)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D............      0.72%          0.10%         0.06%       0.88%             --         0.88%
  BlackRock Bond Income
     Portfolio -- Class A............      0.39%            --          0.07%       0.46%           0.01%        0.45%(19)
  BlackRock Money Market
     Portfolio -- Class A............      0.34%            --          0.04%       0.38%           0.01%        0.37%(20)
  Capital Guardian U.S. Equity
     Portfolio -- Class A(+).........      0.66%            --          0.06%       0.72%             --         0.72%
  FI Large Cap Portfolio -- Class A..      0.78%            --          0.06%       0.84%             --         0.84%(21)
  FI Value Leaders Portfolio -- Class
     D...............................      0.64%          0.10%         0.07%       0.81%             --         0.81%
  MFS(R) Total Return
     Portfolio -- Class F............      0.53%          0.20%         0.05%       0.78%             --         0.78%(22)
  Oppenheimer Global Equity Portfolio
     -- Class B......................      0.53%          0.25%         0.09%       0.87%             --         0.87%
  Western Asset Management U.S.
     Government Portfolio -- Class
     A...............................      0.50%            --          0.07%       0.57%             --         0.57%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.............      0.25%          0.15%         0.25%       0.65%             --         0.65%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth
     Fund(+).........................      0.70%          0.25%         0.55%       1.50%             --         1.50%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.................      0.56%          0.25%         0.03%       0.84%             --         0.84%
  Enterprise Portfolio(+)............      0.50%          0.25%         0.18%       0.93%             --         0.93%
  Strategic Growth Portfolio(+)......      0.70%          0.25%         0.08%       1.03%             --         1.03%
WELLS FARGO VARIABLE TRUST
  Wells Fargo Advantage VT Small/Mid
     Cap Value Fund(+)...............      0.75%          0.25%         0.46%       1.46%           0.32%        1.14%




                                                                                                                      NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                      OPERATING
                                          DISTRIBUTION                  TOTAL      CONTRACTUAL FEE     NET TOTAL       EXPENSES
                                             AND/OR                     ANNUAL          WAIVER          ANNUAL        INCLUDING
                            MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE     OPERATING      UNDERLYING
UNDERLYING FUND:                FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES**    FUND EXPENSES
----------------           ------------  --------------  ----------  -----------  -----------------  ------------  ---------------


METROPOLITAN SERIES FUND,
  INC.
  MetLife Aggressive
     Allocation
     Portfolio -- Class
     B...................      0.10%          0.25%         0.07%       0.42%           0.07%            0.35%        1.10%(23)
  MetLife Conservative
     Allocation
     Portfolio -- Class
     B...................      0.10%          0.25%         0.09%       0.44%           0.09%            0.35%        0.96%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class
     B...................      0.10%          0.25%         0.02%       0.37%           0.02%            0.35%        1.00%
  MetLife Moderate
     Allocation
     Portfolio -- Class
     B...................      0.10%          0.25%         0.01%       0.36%           0.01%            0.35%        1.05%
  MetLife Moderate to
     Aggressive
     Allocation
     Portfolio -- Class
     B...................      0.10%          0.25%         0.01%       0.36%           0.01%            0.35%        1.10%

---------
* New Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+     Closed to new investors.
++ Fees and Expenses are based on the Portfolio's fiscal year ended October 31, 2006.

NOTES
(1) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
(2) Other expenses have been estimated based on expenses incurred by Class II shares because no Class I shares were outstanding on December 31, 2006.
(3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(4) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(6) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.
(7) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.10%, excluding 12b-1 fees.
(8) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(9) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(10) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.
(11) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(12) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(13) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(14) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%, excluding 12b-1 fees.
(15) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(16) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(17) Assumes fee schedules were in place for the full year with Wellington Management Company LLP.
(18) Assumes fee schedules were in place for the full year with Delaware Management Company.
(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(20) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(21) The Management Fee has been restated to reflect current fees, as if fees had been in effect for the previous fiscal year.

(22) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(23) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolio before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Strategy Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b-1 fees.


** Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected the Optional Death Benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Optional Death Benefit.

EXAMPLE 1.

MAXIMUM CHARGES (assuming you select the Optional Death Benefit)


                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $809       $1,186      $1,687      $3,372       $385       $1,169      $1,970
Underlying Fund with Minimum Total
Annual Operating Expenses...............     $673         $775      $1,002      $2,004       $249         $767      $1,311

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                           AT END OF
                                            PERIOD
                                            SHOWN:
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............    $4,054
Underlying Fund with Minimum Total
Annual Operating Expenses...............    $2,794

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option and the CHART program at the maximum fee. Under the CHART program, you choose to enter into a separate investment advisory agreement with MIFS for the purpose of receiving asset allocation advice. The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.


                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $885       $1,409      $2,050      $4,054       $385       $1,169      $1,970
Underlying Fund with Minimum Total
Annual Operating Expenses...............     $749       $1,007      $1,391      $2,794       $249         $767      $1,311

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                           AT END OF
                                            PERIOD
                                            SHOWN:
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............    $4,054
Underlying Fund with Minimum Total
Annual Operating Expenses...............    $2,794


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If you participate through a retirement plan or other group arrangement, the Contract may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Contract Value. Also, the Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to you.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

MetLife Retirement Account Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not open to new purchasers.

Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide you with the address of the office to which purchase payments are to be sent.

PURCHASE PAYMENT CREDITS

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, and Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or taken from each funding option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payment We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now, MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies". The Company's ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of the Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company ("MLIDC"). Payments under an Underlying Fund's 12b-1 Plan decrease the Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series. (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

NOTICE OF SUBSTITUTION

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut, (together the "Company") filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove the four MetLife Investment Funds ("Existing Funds") and substitute four new Underlying Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Metropolitan Series Fund, Inc. Each Replacement Fund will be added as an Underlying Fund on or before the date of the substitution.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. Each Replacement Fund will have at least a similar investment objective and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about November 9, 2007.

The proposed substitution and respective subadviser is:


        EXISTING FUND AND SUBADVISERS                 REPLACEMENT FUND AND SUBADVISER
---------------------------------------------  ---------------------------------------------


METLIFE INVESTMENT LARGE COMPANY STOCK FUND    METLIFE STOCK INDEX PORTFOLIO
  Wellington Management Company LLP,             MetLife Investment Advisors Company, LLC
  ClearBridge Advisors, LLC and SsgA Funds
  Management, Inc.
METLIFE INVESTMENT SMALL COMPANY STOCK FUND    RUSSELL 2000(R) PORTFOLIO OF MET SERIES FUND
  Delaware Management Company, OFI               MetLife Investment Advisors Company, LLC
  Institutional Asset Management, Inc. and
  SsgA Funds Management, Inc.
METLIFE INVESTMENT INTERNATIONAL STOCK FUND    MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
  Alliance Bernstein L.P., Oechsle               MetLife Investment Advisors Company, LLC
  International Advisors LLC and SsgA Funds
  Management, Inc.
METLIFE INVESTMENT DIVERSIFIED BOND FUND       LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
  Western Asset Management Company,              PORTFOLIO
  Wellington Management Company LLP and SsgA     MetLife Investment Advisors Company, LLC
  Funds Management, Inc.

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

     - The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.

     - You may transfer amounts in your Contract among the variable funding options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitutions, your Contract Value in the variable funding options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

     -    There will be no tax consequences to you.

Following the substitutions, if you had Contract Value in an Existing Fund, we will send you a prospectus for Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers. Please contact your registered representative if you have any questions.

                               *  *  *  *  *  *

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DELAWARE VIP TRUST
  Delaware VIP Small Cap Value     Seeks capital appreciation.        Delaware Management Company
     Series -- Standard Class
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long term capital growth     The Dreyfus Corporation
     Fund Appreciation             consistent with the preservation   Subadviser:  Fayez Serofim & Co.
     Portfolio -- Initial Shares   of capital. Its secondary goal is
                                   current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund Developing Leaders
     Portfolio -- Initial Shares
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser:  Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares   in a manner consistent with the
     +                             preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation. This   Legg Mason Partners Fund Advisor,
     Aggressive Growth Portfolio+  objective may be changed without   LLC ("LMPFA")
                                   shareholder approval.              Subadviser: ClearBridge Advisors,
                                                                      LLC ("CBA")
  Legg Mason Partners Variable     Seeks long-term appreciation of    LMPFA
     Appreciation                  capital. This objective may be     Subadviser: CBA
     Portfolio -- Class I          changed without shareholder
                                   approval.
  Legg Mason Partners Variable     Seeks total return (that is, a     LMPFA
     Capital and Income            combination of income and long-    Subadvisers: CBA and Western
     Portfolio -- Class I+         term capital appreciation). This   Asset Management Company ("WAM")
                                   objective may be changed without
                                   shareholder approval.
  Legg Mason Partners Variable     Seeks capital appreciation,        LMPFA
     Dividend Strategy Portfolio   principally through investments    Subadviser: CBA
                                   in dividend-paying stocks. This
                                   objective may be changed without
                                   shareholder approval.
  Legg Mason Partners Variable     Seeks investment results that,     LMPFA
     Equity Index                  before expenses, correspond to     Subadviser: Batterymarch
     Portfolio -- Class II         the price and yield performance    Financial Management Inc.
                                   of the S&P 500 Index. The fund     ("Batterymarch")
                                   will hold substantially all of
                                   the stocks in the S&P 500 Index,
                                   with comparable economic sector
                                   weightings, market capitalization
                                   and liquidity. This objective may
                                   be changed without shareholder
                                   approval.
  Legg Mason Partners Variable     Seeks long-term capital growth.    LMPFA
     Fundamental Value             Current income is a secondary      Subadviser: CBA
     Portfolio -- Class I          consideration. This objective may
                                   be changed without shareholder
                                   approval.
  Legg Mason Partners Variable     Seeks total return on assets from  LMPFA
     International All Cap         growth of capital and income.      Subadviser: Brandywine Global
     Opportunity  Portfolio +      This objective may be changed      Investment Management, LLC
                                   without shareholder approval.      ("Brandywine")

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term growth of          LMPFA
     Investors Portfolio -- Class  capital. Current income is a       Subadviser: CBA
     I                             secondary objective. These
                                   objectives may be changed without
                                   shareholder approval.
  Legg Mason Partners Variable     Seeks long-term growth of          LMPFA
     Large Cap Growth Portfolio    capital. This objective may be     Subadviser: CBA
                                   changed without shareholder
                                   approval.
  Legg Mason Partners Variable     Seeks long-term growth of          LMPFA
     Small Cap Growth              capital. This objective may be     Subadviser: CBA
     Portfolio -- Class I          changed without shareholder
                                   approval.
  Legg Mason Partners Variable     Seeks long term capital            LMPFA
     Social Awareness Portfolio    appreciation and retention of net  Subadviser: Legg Mason Investment investment income. This objective  Counsel, LLC ("LMIC")
                                   may be changed without
                                   shareholder approval.
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      LMPFA
     Adjustable Rate Income        income and to limit the degree of  Subadviser: WAM
     Portfolio                     fluctuation of its net asset
                                   value resulting from movements in
                                   interest rates. This objective
                                   may be changed without
                                   shareholder approval.
  Legg Mason Partners Variable     Seeks high current income.         LMPFA
     High Income Portfolio         Secondarily, seeks capital         Subadviser: Western Asset
                                   appreciation. These objectives     Management Company, Ltd. ("WAML")
                                   may be changed without
                                   shareholder approval.
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             ("MIA")
                                                                      Subadviser:  Batterymarch
                                                                      Financial Management, Inc.
  BlackRock High Yield Portfolio-  Seeks to maximize total return,    MIA
     Class A                       consistent with income generation  Subadviser:  BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  BlackRock Large-Cap Core         Seeks long-term capital growth.    MIA
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        MIA
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management, LLC
  Harris Oakmark International     Seeks long-term capital            MIA
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        MIA
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term capital            MIA
     Portfolio -- Class B          appreciation.                      Subadviser: Lazard Asset
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Managed      Seeks high total return.           MIA
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch; and
                                                                      WAM

  Lord Abbett Bond Debenture       Seeks high current income and the  MIA
     Portfolio -- Class A          opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
  Lord Abbett Growth and Income    Seeks growth of capital and        MIA
     Portfolio -- Class B          current income without excessive   Subadviser: Lord, Abbett & Co.
                                   fluctuations in the market value.  LLC

  Lord Abbett Mid-Cap Value        Seeks capital appreciation         MIA
     Portfolio -- Class B          through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        MIA
     Portfolio -- Class A                                             Subadviser: AIM Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          MIA
     Portfolio -- Class A          capital.                           Subadviser: AIM Capital
                                                                      Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        MIA
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
                                                                      ("MFS")
  MFS(R) Research International    Seeks capital appreciation.        MIA
     Portfolio -- Class B+                                            Subadviser: MFS
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     MIA
     A                             reasonable income.                 Subadviser: MFS
  Neuberger Berman Real Estate     Seeks to provide total return      MIA
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      MIA
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        MIA
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      MIA
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            MIA
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METLIFE INVESTMENT FUNDS, INC.
  MetLife Investment Diversified   Seeks maximum long-term total      MetLife Investment Funds
     Bond Fund -- Class I          return (capital appreciation and   Management LLC
                                   income) by investing primarily in  Subadvisers: WAM; Wellington
                                   fixed income securities.           Management Company LLP; and  SsgA
                                                                      Funds Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MetLife Investment               Seeks maximum long-term total      MetLife Investment Funds
     International Stock           return (capital appreciation and   Management LLC
     Fund -- Class I               income) by investing primarily in  Subadvisers: Alliance Bernstein common stocks of established non-  L.P.; Oechsle International
                                   U.S. companies.                    Advisors LLC; and SsgA Funds
                                                                      Management, Inc.
  MetLife Investment Large         Seeks maximum long-term total      MetLife Investment Funds
     Company Stock Fund -- Class   return (capital appreciation and   Management LLC
     I                             income) by investing primarily in  Subadvisers: Wellington common stocks of well-established  Management Company LLP; CBA; and
                                   companies.                         SsgA Funds Management, Inc.
  MetLife Investment Small         Seeks to provide maximum long-     MetLife Investment Funds
     Company Stock Fund -- Class   term total return (capital         Management LLC
     I                             appreciation and income) by        Subadvisers: Delaware Management
                                   investing primarily in common      Company; OFI Institutional Asset
                                   stocks of small companies.         Management, Inc.; and SsgA Funds
                                                                      Management, Inc
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisers,
                                   preservation of capital.           LLC
  Capital Guardian U. S. Equity    Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A+         capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company, Inc. ("FMRC")
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: FMRC
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: MFS
                                   diversified portfolio.
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: WAM
     Portfolio -- Class A          capital and maintenance of
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB Shares+      capital.
VAN KAMPEN LIFE INVESTMENT TRUST
  Van Kampen Life Investment       Seeks capital growth and income    Van Kampen Asset Management Inc.
     Trust Comstock                through investments in equity
     Portfolio -- Class II         securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Van Kampen Life Investment       Seeks capital appreciation.        Van Kampen Asset Management Inc.
     Trust Strategic Growth
     Portfolio -- Class II+
  Van Kampen Life Investment       Seeks capital appreciation         Van Kampen Asset Management Inc.
     Trust Enterprise              through investments in securities
     Portfolio -- Class II+        believed by the Portfolio's
                                   investment adviser to have above-
                                   average potential for capital
                                   appreciation.
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R)                    Seeks long-term capital            FMRC
     Portfolio -- Service Class 2  appreciation.
  Dynamic Capital Appreciation     Seeks capital appreciation.        FMRC
     Portfolio -- Service Class
     2+
  Mid Cap Portfolio -- Service     Seeks long-term growth of          FMRC
     Class 2                       capital.
WELLS FARGO VARIABLE TRUST
  Wells Fargo Advantage VT         Seeks long-term capital            Wells Fargo Funds Management, LLC
     Small/Mid Cap Value Fund+     appreciation.                      Subadviser: Wells Capital
                                                                      Management, Incorporated


---------
+     Closed to new investors.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Funds instead of investing in the asset allocation portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your sales agent

     -    other costs of doing business.

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
------------------------------------------    -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN


         0 years                 1 year               5%
         1 year                 2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5+ years                                      0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any applicable Purchase Payment Credits to which no withdrawal charge applies then;

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

     (c) any remaining Purchase Payment and any applicable Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     -    from payments we make due to the death of the Annuitant

     - if an annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

     - from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

     - if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money) or

     - if you are confined to an eligible nursing home, as described in Appendix C

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     -    from payments we make due to the death of the Annuitant

     -    if an annuity payout has begun

     - from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

     - if withdrawals are taken as a minimum distribution, as defined under The Code

     -    if withdrawals are taken due to a hardship, as defined under The Code

     - if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;

     - if you are confined to an eligible nursing home, as described in Appendix C (403 (B) PLANS ONLY).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn during the annuity period. Please refer to Payment Options for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM FEE

If you are a participant in the CHART Program , there is an additional fee.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the New York Stock Exchange will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the underlying funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield underlying funds (i.e., American Funds Global Growth Fund, MFS(R) Emerging Markets Equity Portfolio, Delaware VIP Small Cap Value Series, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series Worldwide Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunities Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Oppenheimer Global Equity Portfolio, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Fund to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds Distributors requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those underlying funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchase payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Fund (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Fund, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner. You should read the Underlying Fund prospectuses for more details.

                         CHART ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset Class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/ fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM -- INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

CHART ASSET ALLOCATION PROGRAM

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.

An affiliate of the Company, MIFS offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART", is available for an additional asset-based fee that is payable by the participant to MIFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with MIFS. MIFS has a fiduciary obligation with respect to program participants.

MetLife Securities, Inc. or Metropolitan Life Insurance Company, affiliates of MIFS, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. MIFS entered into a Solicitation Agreement with MetLife Securities, Inc., a broker-dealer affiliate of both the Company and Metropolitan Life Insurance Company, whereby MetLife Securities, Inc. is compensated by MIFS for referring participants who enter into investment advisory agreements with MIFS to participate in CHART. MIFS, Metropolitan Life Insurance Company and MetLife Securities, Inc. are all our affiliates.

The following is a general description of the CHART Program -- a complete description is available in the Disclosure Statement for the program. NOTE:
There are limitations on the investment advisory activities that MIFS's representatives can perform for program participants. Please refer to the Disclosure Statement and other documents that MIFS is required to provide to you.

Participants who enter into an investment advisory agreement with MIFS to participate in the program are authorizing MIFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds", each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, MetLife Investment Large Company Stock Fund and MetLife Investment Diversified Bond Fund. Each of the program funds is advised by MetLife Investment Funds Management LLC, an affiliate of MIFS.

Periodically, MIFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, MIFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Program participants are encouraged to regularly reconsider their investor profile or allocation by calling MIFS for a review at the phone number provided in the investor advisory agreement. Program participants are encouraged to do this at least once a year. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

MIFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.


                                              MAXIMUM
    CONTRACT VALUE                        ANNUAL FEE FOR
EQUAL OR GREATER THAN    BUT LESS THAN     CHART PROGRAM
---------------------    -------------    --------------


          $0                 $25,000           0.75%
       $25,000               $50,000           0.75%
       $50,000               $75,000           0.50%
       $75,000              $100,000           0.35%
       $100,000             $250,000           0.25%
       $250,000             $500,000           0.15%
       $500,00+                                0.10%


Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.

The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page). The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly payments depend. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT


-------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT
              DATE                                DEATH BENEFIT PAYABLE
--------------------------------- ---------------------------------------------------
On or Before Age 80                 Greater of:
                                    1) Contract Value on the Death Report Date, or
                                    2) Total Purchase Payments less the total amount
                                       of any partial surrenders (including
                                       associated charges, if any).
--------------------------------- ---------------------------------------------------
After Age 80                        Contract Value less any applicable premium tax.
--------------------------------- ---------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.


-------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT
              DATE                                DEATH BENEFIT PAYABLE
--------------------------------- ---------------------------------------------------
Under Age 70                        Greater of:
                                    1) Contract Value on the Death Report Date, or
                                    2) Total Purchase Payments less the total of any
                                       withdrawals (and related charges); or
                                    3) Maximum Step-Up death benefit value (described
                                       below) in effect on Death Report Date which
                                       are associated with Contract Date
                                       anniversaries beginning with the 5th, and
                                       ending with the last before the Annuitant's
                                       76th birthday.
--------------------------------- ---------------------------------------------------
Age 70-75                           Greater of:
                                    1) Contract Value on Death Report Date, or
                                    2) Total Purchase Payments less the total of any
                                       withdrawals (and related charges); or
                                    3) Step-Up death benefit value (described below)
                                       in effect on Death Report Date associated with
                                       the 5th Contract Date anniversary.
--------------------------------- ---------------------------------------------------
Age 76-80                           Greater of (1) or (2) above.
--------------------------------- ---------------------------------------------------
Age over 80                         Contract Value on Death Report Date (less any
                                    applicable premium tax)
--------------------------------- ---------------------------------------------------


STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


-----------------------------------------------------------------------------------------------------
                                                                                    MANDATORY
      BEFORE THE MATURITY DATE,                 THE COMPANY WILL                   PAYOUT RULES
        UPON THE DEATH OF THE                 PAY THE PROCEEDS TO:                    APPLY*
-----------------------------------------------------------------------------------------------------

OWNER/ANNUITANT                       The beneficiary (ies), or if none,     Yes
                                      to the Contract Owner's estate.
BENEFICIARY                           No death proceeds are payable;         N/A
                                      Contract continues.
CONTINGENT BENEFICIARY                No death proceeds are payable;         N/A
                                      Contract continues.
-----------------------------------------------------------------------------------------------------


---------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    take a loan

     -    make additional Purchase Payments

     -    transfer ownership of the Contract

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

This requirement may be changed by us.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If you select any annuity option that guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.

For variable Annuity Payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:

                                        n
               Present Value = SIGMA [Payments x (1/1 + iC)(t/365)
                                      s = 1

Where

iC = the interest rate described above

n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix D for examples of this market value adjustment.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. You may select an assumed daily net investment factor of either 3% or 5% upon each full or partial annuitization. The Contract tables factor in an assumed daily net investment factor of 3.0% or 5.0%. We call this your net investment rate. Your net investment rate of 3% or 5% corresponds to an annual interest rate of 3% or 5%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, or less than 5%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, or greater than 5.0%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option.

We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the FI Value Leaders Portfolio, BlackRock Bond Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.


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ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax advisor before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, we may refund all of your purchase payments or your Contract Value. You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, if your state only requires return of Contract Value, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of

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record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, we are required to pay interest on any underpayments.

                              THE SEPARATE ACCOUNTS

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MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of
Connecticut each sponsor Separate Accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts ("Separate Account") under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to

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determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the Optional Death Benefit. However, if you elect optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to the Participant's (for purposes of this section, referred to as "You") investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters may be contained in the SAI. You are responsible for determining whether your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under your Contact satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).


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Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners and prospective contract owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, Roth IRAs, TSAs (ERISA and non-ERISA), sec.457(b), sec.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax-deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

KEOGH A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans, 457(b) plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate

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basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE ANNUITANT'S DEATH: Upon the death of the Annuitant (a plan participant) of a Qualified Contract, the participant's remaining interest in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Alternative rules permit a spousal beneficiary under a qualified contract to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

INDIVIDUAL RETIREMENT ANNUITIES

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the Contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a

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rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For Qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Contract must be surrendered or annuity payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

TREATMENT OF CHARGES FOR CERTAIN ASSET ALLOCATION PROGRAMS

Under various asset allocation programs that may be made available to participants in qualified employer retirement plans, note that based on our understanding of the tax law, including various IRS rulings, we do not treat charges for such programs that are paid from the Contract as taxable distributions. Consult your own tax advisor.

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


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                            OTHER TAX CONSIDERATIONS

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PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     - Possible taxation of transfers between investment divisions or transfers from a subaccount to the Fixed Account.

     - Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

     - Possible limits on the number of funding options available or the frequency of transfers among them.

We reserve the right to amend your Contract where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other Contract Owners in the subaccounts from adverse tax consequences.

Tax Credits and Deductions. The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

HURRICANE RELIEF

DISTRIBUTIONS

Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a

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timely direct trustee-to-trustee transfer and will not be subject to income tax.
To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS

Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

--------------------------------------------------------------------------------

Under the Securities Act of 1933, the Company has filed with the Commission a registration statement (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company and the Contracts.

The Company's latest annual report on Form 10-K for both MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut have been filed with the Commission. It is incorporated by reference into this prospectus. The Form 10-K for the period ended December 31, 2006 contains additional information about the Company, including audited financial statements for the Company's latest fiscal year. MetLife Insurance Company of Connecticut filed its Form 10-K on April 2, 2007, via Edgar File No. 033-03094. MetLife Life and Annuity Company of Connecticut filed its Form 10-K on March 7, 2007 via EDGAR File No. 033-58677. All other reports filed by the Company pursuant to
Section 13(a) or 15(d) of the Exchange Act (such as quarterly and periodic reports) or proxy or information statements filed pursuant to Section 14 of the Exchange Act since the end of the fiscal year ending December 31, 2006 are also incorporated by reference into this Prospectus.

There have been no material changes in the Company's affairs which have occurred since the end of the latest fiscal year for which audited financial statements were included in the latest Form 10-K or which have not been described in a Form 10-Q or Form 8-K filed by the Company under the Exchange Act.

If requested, the Company will furnish, without charge, a copy of any and all of the reports or documents that have been incorporated by reference into this prospectus. You may direct your requests to the Company at 185 Asylum Street, Hartford, CT 06199-0009, Attention: Annuity Operations and Services. The telephone number is (800) 842-9406. You may also access the incorporated reports and other documents at www.metlife.com.

You may also read and copy any materials that the Company files with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at (http://www.sec.gov).

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information--"DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2006, as well as the range of additional compensation paid.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALES OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Fund's shares in connection with the Contract.

From time to time, MetLife Associates LLC or Metropolitan Life Insurance Company pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC or Metropolitan Life Insurance Company to potential clients and for establishing and maintaining relationships between MetLife Associates LLC or Metropolitan Life Insurance Company and various organizations. We or our affiliates may pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix H. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Core Equity Subaccount (Series I)
  (1/70)...........................................  2006        1.000            1.086                --
  AIM V.I. Premier Equity Subaccount (Series I)
     (5/01)........................................  2006        0.839            0.883                --
                                                     2005        0.800            0.839                --
                                                     2004        0.763            0.800                --
                                                     2003        0.615            0.763                --
                                                     2002        0.888            0.615                --
                                                     2001        1.000            0.888                --

American Funds Insurance Series

  American Funds Global Growth Subaccount (Class 2)
  (5/04)...........................................  2006        1.255            1.499             3,790
                                                     2005        1.109            1.255             4,216
                                                     2004        1.000            1.109                --

  American Funds Growth Subaccount (Class 2)
  (5/04)...........................................  2006        1.258            1.375           102,812
                                                     2005        1.091            1.258           115,038
                                                     2004        1.000            1.091            14,605

  American Funds Growth-Income Subaccount (Class 2)
  (5/04)...........................................  2006        1.136            1.299           111,459
                                                     2005        1.082            1.136            77,329
                                                     2004        1.000            1.082            18,354

Capital Appreciation Fund

  Capital Appreciation Fund (5/00).................  2006        0.700            0.694                --
                                                     2005        0.597            0.700           571,867
                                                     2004        0.503            0.597           286,860
                                                     2003        0.406            0.503           148,185
                                                     2002        0.547            0.406           213,843
                                                     2001        0.745            0.547             6,402
                                                     2000        1.000            0.745                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)..........................................  2006        1.793            2.357            16,897
                                                     2005        1.412            1.793            16,897
                                                     2004        1.140            1.412            11,251
                                                     2003        0.804            1.140            11,251
                                                     2002        0.916            0.804            11,251
                                                     2001        1.022            0.916                --
                                                     2000        1.506            1.022                --
                                                     1999        1.000            1.506                --

Delaware VIP Trust

  Delaware VIP REIT Subaccount (Standard Class)
  (9/00)...........................................  2006        2.517            3.312                --
                                                     2005        2.368            2.517            74,750
                                                     2004        1.816            2.368            85,371
                                                     2003        1.366            1.816            31,398
                                                     2002        1.318            1.366            19,794
                                                     2001        1.221            1.318                --
                                                     2000        1.000            1.221                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99)...................................  2006        2.225            2.565            92,019
                                                     2005        2.050            2.225            83,441
                                                     2004        1.701            2.050            22,455
                                                     2003        1.208            1.701            22,455
                                                     2002        1.289            1.208            10,600
                                                     2001        1.162            1.289                --
                                                     2000        0.991            1.162                --
                                                     1999        1.000            0.991                --

Dreyfus Variable Investment Fund

  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99)...................................  2006        1.027            1.187           139,246
                                                     2005        0.992            1.027           181,885
                                                     2004        0.952            0.992           123,030
                                                     2003        0.792            0.952            42,639
                                                     2002        0.958            0.792            54,702
                                                     2001        1.065            0.958            27,197
                                                     2000        1.081            1.065            24,552
                                                     1999        1.000            1.081            24,552

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (10/99).........................  2006        1.577            1.624           180,088
                                                     2005        1.503            1.577           167,125
                                                     2004        1.360            1.503           102,644
                                                     2003        1.041            1.360            57,302
                                                     2002        1.298            1.041            58,130
                                                     2001        1.394            1.298            13,264
                                                     2000        1.240            1.394             3,246
                                                     1999        1.000            1.240                --

Franklin Templeton Variable Insurance Products
  Trust

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)........................................  2006        1.475            1.732                --
                                                     2005        1.345            1.475                --
                                                     2004        1.204            1.345             6,200
                                                     2003        1.000            1.204             6,200

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)......................  2006        1.560            1.982            79,346
                                                     2005        1.234            1.560            66,766
                                                     2004        1.000            1.234                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04).................................  2006        1.264            1.523           114,148
                                                     2005        1.156            1.264           100,149
                                                     2004        1.000            1.156            19,656

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04).................................  2006        1.216            1.470                --
                                                     2005        1.126            1.216           247,616
                                                     2004        1.000            1.126            38,090

High Yield Bond Trust

  High Yield Bond Trust (9/99).....................  2006        1.538            1.576                --
                                                     2005        1.530            1.538           117,330
                                                     2004        1.418            1.530           100,536
                                                     2003        1.107            1.418            27,244
                                                     2002        1.067            1.107                --
                                                     2001        0.982            1.067                --
                                                     2000        0.980            0.982                --
                                                     1999        1.000            0.980                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series

  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01)...........................................  2006        1.154            1.195                --
                                                     2005        1.080            1.154            25,695
                                                     2004        1.005            1.080            25,695
                                                     2003        0.891            1.005            25,695
                                                     2002        0.962            0.891                --
                                                     2001        1.000            0.962                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01)...................................  2006        0.978            1.099            85,976
                                                     2005        0.880            0.978            85,976
                                                     2004        0.736            0.880            64,111
                                                     2003        0.551            0.736             5,302
                                                     2002        0.772            0.551            33,784
                                                     2001        1.000            0.772                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.604            0.707                --
                                                     2005        0.577            0.604             5,661
                                                     2004        0.556            0.577             5,661
                                                     2003        0.453            0.556             5,661
                                                     2002        0.615            0.453             5,661
                                                     2001        0.801            0.615             5,661
                                                     2000        1.000            0.801                --

Lazard Retirement Series, Inc.

  Lazard Retirement Small Cap Subaccount (5/04)....  2006        1.162            1.314                --
                                                     2005        1.127            1.162             7,320
                                                     2004        1.000            1.127                --

Legg Mason Partners Investment Series

  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.819            0.959             6,455
                                                     2005        0.828            0.819             6,455
                                                     2004        0.807            0.828             6,455
                                                     2003        0.659            0.807             6,455
                                                     2002        0.897            0.659                --
                                                     2001        1.000            0.897                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        0.935            0.996                --
                                                     2005        0.887            0.935                --
                                                     2004        0.869            0.887                --
                                                     2003        0.652            0.869                --
                                                     2002        0.898            0.652                --
                                                     2001        1.000            0.898                --

Legg Mason Partners Variable Portfolios V

  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.176            1.318            14,993
                                                     2005        1.130            1.176            13,085
                                                     2004        0.986            1.130            29,945
                                                     2003        0.700            0.986                --
                                                     2002        0.949            0.700                --
                                                     2001        1.000            0.949                --

Legg Mason Partners Variable Portfolios I, Inc.

  LMPVPI All Cap Subaccount (Class I) (4/00).......  2006        1.648            1.931             5,450
                                                     2005        1.596            1.648             5,450
                                                     2004        1.486            1.596             5,450
                                                     2003        1.077            1.486             3,532
                                                     2002        1.449            1.077                --
                                                     2001        1.433            1.449                --
                                                     2000        1.000            1.433                --

  LMPVPI Investors Subaccount (Class I) (10/99)....  2006        1.372            1.609             6,680
                                                     2005        1.298            1.372             6,680
                                                     2004        1.185            1.298             6,680
                                                     2003        0.903            1.185                --
                                                     2002        1.183            0.903             6,424
                                                     2001        1.244            1.183                --
                                                     2000        1.088            1.244                --
                                                     1999        1.000            1.088            13,535

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/01)...........................................  2006        1.107            1.239            15,664
                                                     2005        1.064            1.107             5,985
                                                     2004        0.932            1.064                --
                                                     2003        0.631            0.932                --
                                                     2002        0.974            0.631                --
                                                     2001        1.000            0.974                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Total Return Subaccount (Class I) (9/00)..  2006        1.239            1.384                --
                                                     2005        1.209            1.239                --
                                                     2004        1.121            1.209                --
                                                     2003        0.975            1.121                --
                                                     2002        1.055            0.975                --
                                                     2001        1.072            1.055                --
                                                     2000        1.000            1.072                --

Legg Mason Partners Variable Portfolios II

  LMPVPII Appreciation Subaccount (5/01)...........  2006        1.065            1.213            33,806
                                                     2005        1.029            1.065            53,220
                                                     2004        0.954            1.029            53,728
                                                     2003        0.772            0.954            45,111
                                                     2002        0.943            0.772            20,346
                                                     2001        1.000            0.943             3,353

  LMPVPII Equity Index Subaccount (Class II)
  (7/99)...........................................  2006        0.978            1.117           447,334
                                                     2005        0.945            0.978           432,014
                                                     2004        0.864            0.945           140,723
                                                     2003        0.682            0.864           126,629
                                                     2002        0.886            0.682            47,426
                                                     2001        1.019            0.886            23,609
                                                     2000        1.133            1.019            14,389
                                                     1999        1.000            1.133            13,350

  LMPVPII Fundamental Value Subaccount (5/01)......  2006        1.107            1.283            37,151
                                                     2005        1.065            1.107            85,744
                                                     2004        0.992            1.065           157,189
                                                     2003        0.722            0.992           157,189
                                                     2002        0.924            0.722            30,684
                                                     2001        1.000            0.924                --

Legg Mason Partners Variable Portfolios III, Inc.

  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        1.020            1.054                --
                                                     2005        1.005            1.020                --
                                                     2004        1.001            1.005             1,000
                                                     2003        1.000            1.001             1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (5/01).....  2006        1.022            1.103           308,734
                                                     2005        0.923            1.022           319,390
                                                     2004        0.846            0.923           328,219
                                                     2003        0.634            0.846           251,625
                                                     2002        0.949            0.634            15,408
                                                     2001        1.000            0.949             2,646

  LMPVPIII High Income Subaccount (8/99)...........  2006        1.187            1.307            41,449
                                                     2005        1.166            1.187            61,681
                                                     2004        1.065            1.166            63,799
                                                     2003        0.842            1.065            22,349
                                                     2002        0.877            0.842            20,231
                                                     2001        0.918            0.877            20,231
                                                     2000        1.007            0.918            20,231
                                                     1999        1.000            1.007            20,231

  LMPVPIII International All Cap Growth Subaccount
  (12/99)..........................................  2006        0.978            1.221                --
                                                     2005        0.883            0.978            17,480
                                                     2004        0.755            0.883            39,904
                                                     2003        0.597            0.755             3,291
                                                     2002        0.810            0.597             3,291
                                                     2001        1.186            0.810             3,291
                                                     2000        1.569            1.186             3,291
                                                     1999        1.000            1.569                --

  LMPVPIII Large Cap Growth Subaccount (10/99).....  2006        1.030            1.068            33,827
                                                     2005        0.987            1.030            53,253
                                                     2004        0.991            0.987            40,912
                                                     2003        0.677            0.991             5,766
                                                     2002        0.907            0.677                --
                                                     2001        1.045            0.907                --
                                                     2000        1.132            1.045                --
                                                     1999        1.000            1.132                --

  LMPVPIII Social Awareness Stock Subaccount
  (7/99)...........................................  2006        0.957            1.023             4,305
                                                     2005        0.925            0.957            18,473
                                                     2004        0.877            0.925            18,473
                                                     2003        0.686            0.877            18,473
                                                     2002        0.921            0.686            14,167
                                                     2001        1.100            0.921            14,167
                                                     2000        1.115            1.100            14,167
                                                     1999        1.000            1.115            14,167

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.

  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/04).......................................  2006        1.138            1.323            46,483
                                                     2005        1.111            1.138            28,886
                                                     2004        1.000            1.111                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04)...........................................  2006        1.251            1.392            10,015
                                                     2005        1.165            1.251                --
                                                     2004        1.000            1.165                --

Managed Assets Trust

  Managed Assets Trust (6/99)......................  2006        1.243            1.286                --
                                                     2005        1.206            1.243           107,946
                                                     2004        1.111            1.206            41,606
                                                     2003        0.918            1.111            25,510
                                                     2002        1.013            0.918            25,510
                                                     2001        1.076            1.013            25,510
                                                     2000        1.102            1.076            20,767
                                                     1999        1.000            1.102            13,609

Met Investors Series Trust

  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.899            20,578

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.130                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.072                --

  MIST Harris Oakmark International Subaccount
  (Class A) (1/70)*................................  2006        1.000            1.346             1,727

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)........................................  2006        1.000            0.716           565,464

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (1/70)......................  2006        1.000            1.366            77,621

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.166                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *...............................  2006        1.000            1.083             5,088

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (1/70).................................  2006        1.000            1.015             6,755

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.030                --

  MIST MFS(R) Value Subaccount (Class A) (1/70)....  2006        1.000            1.432           229,224

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (1/70).................................  2006        1.000            1.227           227,280

  MIST Pioneer Fund Subaccount (Class A) (1/70)....  2006        1.000            1.024            34,912

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.118                --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.534           187,233

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (1/70).................................  2006        1.000            1.343            31,734

MetLife Investment Funds, Inc.

  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99).................................  2006        1.377            1.425         1,575,036
                                                     2005        1.360            1.377         1,482,566
                                                     2004        1.310            1.360           764,591
                                                     2003        1.251            1.310           481,357
                                                     2002        1.157            1.251           470,261
                                                     2001        1.092            1.157                --
                                                     2000        0.979            1.092            12,041
                                                     1999        1.000            0.979            37,502

  MetLife Investment International Stock Subaccount
  (Class I) (7/99).................................  2006        1.165            1.462           496,825
                                                     2005        1.024            1.165           484,883
                                                     2004        0.899            1.024           349,627
                                                     2003        0.697            0.899           291,178
                                                     2002        0.904            0.697           223,222
                                                     2001        1.160            0.904                --
                                                     2000        1.272            1.160             1,916
                                                     1999        1.000            1.272             6,933

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99).................................  2006        0.789            0.881         1,054,352
                                                     2005        0.746            0.789           977,381
                                                     2004        0.683            0.746           656,590
                                                     2003        0.537            0.683           525,471
                                                     2002        0.702            0.537           430,013
                                                     2001        0.840            0.702                --
                                                     2000        0.995            0.840            10,384
                                                     1999        1.000            0.995            21,459

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99).................................  2006        2.101            2.369           175,234
                                                     2005        1.974            2.101           154,209
                                                     2004        1.732            1.974           107,116
                                                     2003        1.220            1.732            83,489
                                                     2002        1.612            1.220            66,192
                                                     2001        1.600            1.612                --
                                                     2000        1.465            1.600             1,472
                                                     1999        1.000            1.465             6,201

Metropolitan Series Fund, Inc.

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)........................................  2006        1.000            1.095            44,628

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.349            19,379

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.196           323,370

  MSF FI Large Cap Subaccount (Class A) (1/70).....  2006        1.000            0.968           124,183

  MSF FI Value Leaders Subaccount (Class D)
  (1/70)...........................................  2006        1.000            1.396           474,781

  MSF MetLife Aggressive Allocation Subaccount
  (1/70)...........................................  2006        1.000            1.081                --
                                                     2005        1.000            1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (1/70)...........................................  2006        1.000            1.047                --
                                                     2005        1.000            1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)................................  2006        1.000            1.053            10,264
                                                     2005        1.000            1.000                --

  MSF MetLife Moderate Allocation Subaccount
  (1/70)...........................................  2006        1.000            1.058                --
                                                     2005        1.000            1.000                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)................................  2006        1.000            1.112                --
                                                     2005        1.000            1.000                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70)...........................................  2006        1.000            1.558           923,199

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)*.......................................  2006        1.000            1.056           333,798

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)......................  2006        1.000            1.684           122,596

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70)*.....................  2006        1.000            1.453           255,141

Money Market Portfolio

  Money Market Subaccount (9/99)...................  2006        1.151            1.164                --
                                                     2005        1.127            1.151           775,320
                                                     2004        1.125            1.127           236,987
                                                     2003        1.125            1.125           289,912
                                                     2002        1.119            1.125           264,365
                                                     2001        1.087            1.119            77,342
                                                     2000        1.032            1.087            76,073
                                                     1999        1.000            1.032            36,453

Oppenheimer Variable Account Funds

  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.131            1.198                --
                                                     2005        1.078            1.131                --
                                                     2004        1.000            1.078                --

PIMCO Variable Insurance Trust

  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05)...................................  2006        1.012            1.011                --
                                                     2005        1.008            1.012                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.260            1.298           116,821
                                                     2005        1.240            1.260           123,296
                                                     2004        1.192            1.240           152,147
                                                     2003        1.144            1.192             6,319
                                                     2002        1.057            1.144             7,538
                                                     2001        1.000            1.057                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust

  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        0.839            0.925                --
                                                     2005        0.789            0.839                --
                                                     2004        0.739            0.789                --
                                                     2003        0.564            0.739                --
                                                     2002        0.808            0.564                --
                                                     2001        1.000            0.808                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.150            1.457                --
                                                     2005        1.033            1.150                --
                                                     2004        0.897            1.033             6,667
                                                     2003        0.703            0.897             6,667
                                                     2002        0.861            0.703                --
                                                     2001        1.000            0.861                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.749            2.035            44,194
                                                     2005        1.647            1.749            77,457
                                                     2004        1.315            1.647            63,465
                                                     2003        0.886            1.315            43,406
                                                     2002        1.093            0.886            40,852
                                                     2001        1.000            1.093                --

The Travelers Series Trust

  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        0.957            1.022                --
                                                     2005        0.887            0.957             6,755
                                                     2004        0.840            0.887             6,755
                                                     2003        0.654            0.840                --
                                                     2002        0.867            0.654                --
                                                     2001        1.000            0.867                --

  Travelers Convertible Securities Subaccount
  (5/04)...........................................  2006        1.035            1.106                --
                                                     2005        1.040            1.035                --
                                                     2004        1.000            1.040                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99)...........................................  2006        1.812            1.984                --
                                                     2005        1.625            1.812            44,834
                                                     2004        1.406            1.625            46,180
                                                     2003        1.060            1.406            38,942
                                                     2002        1.247            1.060            22,864
                                                     2001        1.310            1.247             4,950
                                                     2000        1.132            1.310             4,950
                                                     1999        1.000            1.132             4,950

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (7/99)........  2006        1.285            1.354                --
                                                     2005        1.240            1.285           484,509
                                                     2004        1.137            1.240           294,106
                                                     2003        0.874            1.137           192,847
                                                     2002        1.024            0.874           151,978
                                                     2001        1.105            1.024           109,815
                                                     2000        1.021            1.105            12,381
                                                     1999        1.000            1.021            12,381

  Travelers Federated Stock Subaccount (11/01).....  2006        1.163            1.208                --
                                                     2005        1.113            1.163             4,216
                                                     2004        1.015            1.113             4,216
                                                     2003        0.802            1.015             4,216
                                                     2002        1.002            0.802             4,216
                                                     2001        1.000            1.002                --

  Travelers Large Cap Subaccount (7/99)............  2006        0.919            0.949                --
                                                     2005        0.852            0.919            99,935
                                                     2004        0.807            0.852           111,168
                                                     2003        0.652            0.807            96,847
                                                     2002        0.851            0.652            96,847
                                                     2001        1.038            0.851            96,847
                                                     2000        1.224            1.038            52,127
                                                     1999        1.000            1.224            12,719

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        0.997            1.061                --
                                                     2005        0.897            0.997                --
                                                     2004        0.780            0.897                --
                                                     2003        0.649            0.780                --
                                                     2002        0.874            0.649                --
                                                     2001        1.136            0.874                --
                                                     2000        1.000            1.136                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/99)..........................................  2006        1.052            1.116                --
                                                     2005        1.029            1.052            57,026
                                                     2004        0.909            1.029            59,981
                                                     2003        0.668            0.909            47,678
                                                     2002        1.317            0.668            45,675
                                                     2001        1.739            1.317            33,694
                                                     2000        1.603            1.739            30,494
                                                     1999        1.000            1.603                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount (7/99)..  2006        1.400            1.449                --
                                                     2005        1.371            1.400           659,159
                                                     2004        1.240            1.371           337,809
                                                     2003        1.073            1.240           153,776
                                                     2002        1.141            1.073           135,391
                                                     2001        1.150            1.141            53,295
                                                     2000        0.994            1.150                --
                                                     1999        1.000            0.994                --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.190            1.289                --
                                                     2005        1.127            1.190           142,445
                                                     2004        1.000            1.127            21,046

  Travelers Mondrian International Stock Subaccount
  (8/99)...........................................  2006        1.055            1.215                --
                                                     2005        0.971            1.055             6,318
                                                     2004        0.846            0.971             6,318
                                                     2003        0.663            0.846             6,318
                                                     2002        0.768            0.663             6,318
                                                     2001        1.049            0.768             4,591
                                                     2000        1.194            1.049             4,591
                                                     1999        1.000            1.194             4,591

  Travelers Pioneer Fund Subaccount (8/99).........  2006        0.890            0.947                --
                                                     2005        0.847            0.890            36,743
                                                     2004        0.768            0.847            18,862
                                                     2003        0.625            0.768            31,058
                                                     2002        0.903            0.625            24,128
                                                     2001        1.183            0.903                --
                                                     2000        0.959            1.183                --
                                                     1999        1.000            0.959                --

  Travelers Pioneer Mid Cap Value Subaccount
  (1/70)...........................................  2006        1.001            1.057                --
                                                     2005        1.000            1.001                --

  Travelers Pioneer Strategic Income Subaccount
  (1/01)...........................................  2006        1.455            1.473                --
                                                     2005        1.415            1.455           143,490
                                                     2004        1.285            1.415            32,760
                                                     2003        1.084            1.285            32,760
                                                     2002        1.032            1.084            27,083
                                                     2001        1.000            1.032                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Quality Bond Subaccount (8/99).........  2006        1.300            1.292                --
                                                     2005        1.290            1.300            39,391
                                                     2004        1.259            1.290            40,044
                                                     2003        1.186            1.259            36,759
                                                     2002        1.130            1.186            19,941
                                                     2001        1.063            1.130            19,941
                                                     2000        1.002            1.063            19,941
                                                     1999        1.000            1.002            19,941

  Travelers Strategic Equity Subaccount (7/99).....  2006        0.871            0.911                --
                                                     2005        0.861            0.871            70,166
                                                     2004        0.787            0.861            81,278
                                                     2003        0.598            0.787            67,954
                                                     2002        0.908            0.598            67,954
                                                     2001        1.057            0.908            67,954
                                                     2000        1.303            1.057            56,806
                                                     1999        1.000            1.303            17,222

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)................................  2006        1.000            1.032                --
                                                     2005        1.000            1.000                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)................................  2006        1.000            1.000                --
                                                     2005        1.000            1.000                --

  Travelers U.S. Government Securities Subaccount
  (8/99)...........................................  2006        1.445            1.396                --
                                                     2005        1.396            1.445           480,652
                                                     2004        1.326            1.396           357,708
                                                     2003        1.301            1.326           328,667
                                                     2002        1.154            1.301           366,169
                                                     2001        1.099            1.154            20,423
                                                     2000        0.968            1.099            20,423
                                                     1999        1.000            0.968            20,423

Van Kampen Life Investment Trust

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03)...........................................  2006        1.512            1.741            14,254
                                                     2005        1.464            1.512            14,254
                                                     2004        1.257            1.464                --
                                                     2003        1.000            1.257                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01)...........................................  2006        0.875            0.926                --
                                                     2005        0.817            0.875                --
                                                     2004        0.794            0.817                --
                                                     2003        0.637            0.794                --
                                                     2002        0.911            0.637                --
                                                     2001        1.000            0.911                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).......................................  2006        0.778            0.792                --
                                                     2005        0.729            0.778                --
                                                     2004        0.688            0.729                --
                                                     2003        0.546            0.688                --
                                                     2002        0.817            0.546                --
                                                     2001        1.000            0.817                --

Variable Insurance Products Fund

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00)...........................................  2006        1.019            1.057                --
                                                     2005        0.990            1.019                --
                                                     2004        0.949            0.990            23,009
                                                     2003        0.813            0.949            23,009
                                                     2002        0.900            0.813            51,769
                                                     2001        0.949            0.900                --
                                                     2000        1.000            0.949                --

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01)...........................................  2006        1.432            1.583           161,039
                                                     2005        1.238            1.432           138,871
                                                     2004        1.083            1.238           124,888
                                                     2003        0.852            1.083            75,992
                                                     2002        0.950            0.852            14,509
                                                     2001        1.000            0.950                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01).........................  2006        1.157            1.306                --
                                                     2005        0.966            1.157             9,176
                                                     2004        0.962            0.966            12,814
                                                     2003        0.776            0.962            12,814
                                                     2002        0.846            0.776            12,814
                                                     2001        1.000            0.846             2,853

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/01)..  2006        1.830            2.040           256,022
                                                     2005        1.563            1.830           246,839
                                                     2004        1.264            1.563            92,254
                                                     2003        0.921            1.264            47,487
                                                     2002        1.032            0.921             9,533
                                                     2001        1.000            1.032                --

Wells Fargo Variable Trust

  Wells Fargo Advantage VT Small/Mid Cap Value
  Subaccount (3/00)................................  2006        1.358            1.559                --
                                                     2005        1.175            1.358             8,864
                                                     2004        1.014            1.175             8,864
                                                     2003        0.739            1.014             8,864
                                                     2002        0.969            0.739             8,864
                                                     2001        0.938            0.969                --
                                                     2000        1.000            0.938                --



                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                      SEPARATE ACCOUNT CHARGES 1.25% 140 FL



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II

  LMPVPII Equity Index Subaccount (Class II)
  (7/99)...........................................  2006        0.862            0.967             --
                                                     2005        0.850            0.862             --
                                                     2004        0.791            0.850             --
                                                     2003        0.636            0.791             --
                                                     2002        0.841            0.636             --
                                                     2001        0.986            0.841             --
                                                     2000        1.117            0.986             --
                                                     1999        1.000            1.117             --



                                      NOTES

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account. Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006. Number of Units outstanding at the end of the period may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix F for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/05, The Travelers Series Trust -- MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust -- MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds -- AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust -- Janus Capital Appreciation Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc. -- Legg Mason Partners Managed Assets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc. -- Black Rock Money Market Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc. -- Western Asset Management High Yield Bond Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust -- Batterymarch Mid-Cap Stock Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series
Trust -- Dreman Small-Cap Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Mondrian International Stock Portfolio merged into Met Investors Series Trust -- Harris Oakmark International Stock Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Convertible Securities Portfolio merged into Met Investors Series Trust -- Lord Abbett Bond Debenture Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Federated Stock Portfolio merged into Met Investors Series Trust -- Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Mercury Large Cap Core Portfolio merged into Met Investors Series Trust -- Mercury Large-Cap Core Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value
Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Pioneer Fund Portfolio merged into Met Investors Series Trust -- Pioneer Fund
Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust -- Pioneer Mid-Cap Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Pioneer Strategic Income Portfolio -- Class A merged into Met Investors Series Trust -- Pioneer Strategic Income Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc. -- BlackRock Aggressive Growth Portfolio -- Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc. -- BlackRock Bond Income Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Large Cap Portfolio merged into Metropolitan Series Fund, Inc. -- FI Large Cap Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc. -- FI Large Cap Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Equity Income Portfolio merged into Metropolitan Series Fund, Inc. -- FI Value Leaders Portfolio -- Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Total Return merged into Metropolitan Series Fund, Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc. -- Western Asset Management U.S. Government Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account
Funds -- Oppenheimer Main Street Fund/VA -- Service Shares was replaced Met Investors Series Trust -- Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares was replaced by Met Investors Series Trust -- Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust -- Mutual VIP REIT
Series -- Standard Class was replaced by Met Investors Series Trust -- Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products -- Fidelity Asset Manager Portfolio -- Service Class 2 was replaced by Metropolitan Series Fund, Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series -- Janus Aspen Balanced Portfolio -- Service Shares was replaced by Metropolitan Series Fund,
Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton Growth Securities Fund -- Class 2 Shares was replaced by Metropolitan Series Fund, Inc. -- Oppenheimer Global Equity Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund -- VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc. -- Lazard Small Cap Portfolio was replaced by Met Investors Series Trust -- Third Avenue Small Cap Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix H. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Core Equity Subaccount (Series I)
  (1/70)...........................................  2006        1.000            1.086                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01)...........................................  2006        0.839            0.883                --
                                                     2005        0.800            0.839                --
                                                     2004        0.763            0.800           103,702
                                                     2003        0.615            0.763           103,682
                                                     2002        0.888            0.615            55,895
                                                     2001        1.000            0.888                --

American Funds Insurance Series

  American Funds Global Growth Subaccount (Class 2)
  (5/04)...........................................  2006        1.255            1.499           197,638
                                                     2005        1.109            1.255           119,722
                                                     2004        1.010            1.109            31,153

  American Funds Growth Subaccount (Class 2)
  (5/04)...........................................  2006        1.258            1.375           198,092
                                                     2005        1.091            1.258           157,801
                                                     2004        0.970            1.091            16,521

  American Funds Growth-Income Subaccount (Class 2)
  (5/04)...........................................  2006        1.136            1.299           560,986
                                                     2005        1.082            1.136           385,501
                                                     2004        0.979            1.082           104,915

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund

  Capital Appreciation Fund (5/00).................  2006        0.700            0.694                --
                                                     2005        0.597            0.700         1,713,108
                                                     2004        0.503            0.597         1,555,826
                                                     2003        0.406            0.503         1,630,081
                                                     2002        0.547            0.406         1,837,286
                                                     2001        0.745            0.547         1,046,590
                                                     2000        1.000            0.745         1,006,482

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (5/99)...........................................  2006        1.793            2.357            26,390
                                                     2005        1.412            1.793            35,759
                                                     2004        1.140            1.412            44,528
                                                     2003        0.804            1.140            46,418
                                                     2002        0.916            0.804            45,812
                                                     2001        1.022            0.916            54,766
                                                     2000        1.506            1.022            71,391
                                                     1999        1.000            1.506            54,662

Delaware VIP Trust

  Delaware VIP REIT Subaccount (Standard Class)
  (7/99)...........................................  2006        2.517            3.312                --
                                                     2005        2.368            2.517           312,481
                                                     2004        1.816            2.368           330,738
                                                     2003        1.366            1.816           282,138
                                                     2002        1.318            1.366           242,450
                                                     2001        1.221            1.318           128,487
                                                     2000        0.937            1.221           102,023
                                                     1999        1.000            0.937                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)....................................  2006        2.225            2.565           234,566
                                                     2005        2.050            2.225           232,445
                                                     2004        1.701            2.050           203,692
                                                     2003        1.208            1.701           177,208
                                                     2002        1.289            1.208           139,177
                                                     2001        1.162            1.289            13,468
                                                     2000        0.991            1.162             5,110
                                                     1999        1.000            0.991                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Dreyfus Variable Investment Fund

  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99)...................................  2006        1.027            1.187           274,576
                                                     2005        0.992            1.027           318,098
                                                     2004        0.952            0.992           330,399
                                                     2003        0.792            0.952           331,736
                                                     2002        0.958            0.792           356,023
                                                     2001        1.065            0.958           396,091
                                                     2000        1.081            1.065           311,873
                                                     1999        1.000            1.081           244,529

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (4/99)..........................  2006        1.577            1.624           410,979
                                                     2005        1.503            1.577           463,289
                                                     2004        1.360            1.503           619,182
                                                     2003        1.041            1.360           589,418
                                                     2002        1.298            1.041           540,784
                                                     2001        1.394            1.298           388,047
                                                     2000        1.240            1.394           305,761
                                                     1999        1.000            1.240            45,091

Franklin Templeton Variable Insurance Products
  Trust

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)........................................  2006        1.475            1.732                --
                                                     2005        1.345            1.475            61,250
                                                     2004        1.204            1.345            23,498
                                                     2003        1.000            1.204            17,090

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/04)......................  2006        1.560            1.982           108,900
                                                     2005        1.234            1.560           102,975
                                                     2004        0.972            1.234                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04).................................  2006        1.264            1.523           240,063
                                                     2005        1.156            1.264           193,399
                                                     2004        0.962            1.156            40,991

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/04).................................  2006        1.216            1.470                --
                                                     2005        1.126            1.216           196,213
                                                     2004        1.021            1.126            57,703

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


High Yield Bond Trust

  High Yield Bond Trust (5/99).....................  2006        1.538            1.576                --
                                                     2005        1.530            1.538           359,521
                                                     2004        1.418            1.530           368,425
                                                     2003        1.107            1.418           381,556
                                                     2002        1.067            1.107           411,756
                                                     2001        0.982            1.067           314,101
                                                     2000        0.980            0.982           101,750
                                                     1999        1.000            0.980            92,789

Janus Aspen Series

  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01)...........................................  2006        1.154            1.195                --
                                                     2005        1.080            1.154           157,215
                                                     2004        1.005            1.080           157,215
                                                     2003        0.891            1.005           123,022
                                                     2002        0.962            0.891            83,565
                                                     2001        1.000            0.962                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (8/01)...................................  2006        0.978            1.099            23,960
                                                     2005        0.880            0.978            23,960
                                                     2004        0.736            0.880                --
                                                     2003        0.551            0.736                --
                                                     2002        0.772            0.551                --
                                                     2001        1.000            0.772                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.604            0.707           159,300
                                                     2005        0.577            0.604           254,343
                                                     2004        0.556            0.577           303,997
                                                     2003        0.453            0.556           319,311
                                                     2002        0.615            0.453           382,579
                                                     2001        0.801            0.615           441,531
                                                     2000        1.000            0.801           424,750

Lazard Retirement Series, Inc.

  Lazard Retirement Small Cap Subaccount (5/04)....  2006        1.162            1.314                --
                                                     2005        1.127            1.162             3,023
                                                     2004        1.009            1.127                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Investment Series

  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.819            0.959            21,723
                                                     2005        0.828            0.819            23,093
                                                     2004        0.807            0.828            23,093
                                                     2003        0.659            0.807            20,096
                                                     2002        0.897            0.659            20,096
                                                     2001        1.000            0.897            20,096

  LMPIS Premier Selections All Cap Growth
  Subaccount (6/01)................................  2006        0.935            0.996             1,526
                                                     2005        0.887            0.935             2,816
                                                     2004        0.869            0.887             2,816
                                                     2003        0.652            0.869                --
                                                     2002        0.898            0.652                --
                                                     2001        1.000            0.898                --

Legg Mason Partners Variable Portfolios V

  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.176            1.318            23,728
                                                     2005        1.130            1.176            27,437
                                                     2004        0.986            1.130             2,533
                                                     2003        0.700            0.986                --
                                                     2002        0.949            0.700                --
                                                     2001        1.000            0.949                --

Legg Mason Partners Variable Portfolios I, Inc.

  LMPVPI All Cap Subaccount (Class I) (3/99).......  2006        1.648            1.931           199,969
                                                     2005        1.596            1.648           338,497
                                                     2004        1.486            1.596           344,257
                                                     2003        1.077            1.486           357,262
                                                     2002        1.449            1.077           340,827
                                                     2001        1.433            1.449           172,311
                                                     2000        1.222            1.433            70,934
                                                     1999        1.000            1.222            13,279

  LMPVPI Investors Subaccount (Class I) (3/99).....  2006        1.372            1.609           116,024
                                                     2005        1.298            1.372           128,604
                                                     2004        1.185            1.298           149,763
                                                     2003        0.903            1.185           151,723
                                                     2002        1.183            0.903           140,603
                                                     2001        1.244            1.183           102,276
                                                     2000        1.088            1.244            20,655
                                                     1999        1.000            1.088             5,119

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (6/01)...........................................  2006        1.107            1.239             5,596
                                                     2005        1.064            1.107             5,596
                                                     2004        0.932            1.064                --
                                                     2003        0.631            0.932                --
                                                     2002        0.974            0.631                --
                                                     2001        1.000            0.974               997

  LMPVPI Total Return Subaccount (Class I) (3/99)..  2006        1.239            1.384            19,523
                                                     2005        1.209            1.239            23,410
                                                     2004        1.121            1.209            29,201
                                                     2003        0.975            1.121            13,990
                                                     2002        1.055            0.975            10,605
                                                     2001        1.072            1.055             7,423
                                                     2000        1.002            1.072             5,470
                                                     1999        1.000            1.002                --

Legg Mason Partners Variable Portfolios II

  LMPVPII Appreciation Subaccount (8/01)...........  2006        1.065            1.213           217,023
                                                     2005        1.029            1.065           264,932
                                                     2004        0.954            1.029           162,864
                                                     2003        0.772            0.954           100,091
                                                     2002        0.943            0.772            82,395
                                                     2001        1.000            0.943            14,712

  LMPVPII Equity Index Subaccount (Class II)
  (3/99)...........................................  2006        0.978            1.117         1,635,266
                                                     2005        0.945            0.978         1,770,764
                                                     2004        0.864            0.945         1,899,361
                                                     2003        0.682            0.864         1,719,505
                                                     2002        0.886            0.682         1,579,821
                                                     2001        1.019            0.886         1,055,882
                                                     2000        1.133            1.019           842,129
                                                     1999        1.000            1.133           207,054

  LMPVPII Fundamental Value Subaccount (5/01)......  2006        1.107            1.283           526,606
                                                     2005        1.065            1.107           584,303
                                                     2004        0.992            1.065           630,507
                                                     2003        0.722            0.992           637,061
                                                     2002        0.924            0.722           486,577
                                                     2001        1.000            0.924           106,535

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.

  LMPVPIII Adjustable Rate Income Subaccount
  (10/03)..........................................  2006        1.020            1.054            76,332
                                                     2005        1.005            1.020            65,137
                                                     2004        1.001            1.005            56,767
                                                     2003        1.000            1.001            12,265

  LMPVPIII Aggressive Growth Subaccount (5/01).....  2006        1.022            1.103           731,816
                                                     2005        0.923            1.022           833,193
                                                     2004        0.846            0.923           947,296
                                                     2003        0.634            0.846           829,147
                                                     2002        0.949            0.634           372,023
                                                     2001        1.000            0.949           148,073

  LMPVPIII High Income Subaccount (5/99)...........  2006        1.187            1.307            45,580
                                                     2005        1.166            1.187            46,658
                                                     2004        1.065            1.166            12,147
                                                     2003        0.842            1.065            20,424
                                                     2002        0.877            0.842            17,421
                                                     2001        0.918            0.877            26,499
                                                     2000        1.007            0.918            12,407
                                                     1999        1.000            1.007                --

  LMPVPIII International All Cap Growth Subaccount
  (3/99)...........................................  2006        0.978            1.221           113,853
                                                     2005        0.883            0.978           131,177
                                                     2004        0.755            0.883           176,162
                                                     2003        0.597            0.755           182,229
                                                     2002        0.810            0.597           184,371
                                                     2001        1.186            0.810           202,204
                                                     2000        1.569            1.186            76,324
                                                     1999        1.000            1.569            33,821

  LMPVPIII Large Cap Growth Subaccount (3/99)......  2006        1.030            1.068           256,366
                                                     2005        0.987            1.030           269,310
                                                     2004        0.991            0.987           338,275
                                                     2003        0.677            0.991           414,434
                                                     2002        0.907            0.677           335,753
                                                     2001        1.045            0.907           323,325
                                                     2000        1.132            1.045           265,016
                                                     1999        1.000            1.132           100,647

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Social Awareness Stock Subaccount
  (3/99)...........................................  2006        0.957            1.023           159,985
                                                     2005        0.925            0.957           142,054
                                                     2004        0.877            0.925           210,284
                                                     2003        0.686            0.877           190,338
                                                     2002        0.921            0.686           205,434
                                                     2001        1.100            0.921           252,885
                                                     2000        1.115            1.100           338,770
                                                     1999        1.000            1.115           204,232

Lord Abbett Series Fund, Inc.

  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/04).......................................  2006        1.138            1.323            92,757
                                                     2005        1.111            1.138            87,476
                                                     2004        0.968            1.111                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (7/04)...........................................  2006        1.251            1.392            77,035
                                                     2005        1.165            1.251            97,239
                                                     2004        1.007            1.165            34,410

Managed Assets Trust

  Managed Assets Trust (3/99)......................  2006        1.243            1.286                --
                                                     2005        1.206            1.243           979,865
                                                     2004        1.111            1.206           946,294
                                                     2003        0.918            1.111           968,180
                                                     2002        1.013            0.918         1,042,680
                                                     2001        1.076            1.013         1,174,637
                                                     2000        1.102            1.076           913,007
                                                     1999        1.000            1.102           232,345

Met Investors Series Trust

  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.899           242,970

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.130            47,332

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.072                --

  MIST Harris Oakmark International Subaccount
  (Class A) (1/70)*................................  2006        1.000            1.346            67,105

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)........................................  2006        1.000            0.716         1,648,856

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (1/70)......................  2006        1.000            1.366           892,153

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.166             5,612

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)*................................  2006        1.000            1.083           220,648

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (1/70).................................  2006        1.000            1.015            47,120

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.030                --

  MIST MFS(R) Value Subaccount (Class A) (1/70)....  2006        1.000            1.432            27,241

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (1/70).................................  2006        1.000            1.227           824,805

  MIST Pioneer Fund Subaccount (Class A) (1/70)....  2006        1.000            1.024            62,738

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.118                --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (1/70)........................................  2006        1.000            1.534           177,407

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (1/70).................................  2006        1.000            1.343            11,926

MetLife Investment Funds, Inc.

  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99).................................  2006        1.377            1.425         4,163,264
                                                     2005        1.360            1.377         4,657,584
                                                     2004        1.310            1.360         4,115,266
                                                     2003        1.251            1.310         3,142,575
                                                     2002        1.157            1.251         3,360,816
                                                     2001        1.092            1.157         2,080,975
                                                     2000        0.979            1.092           601,543
                                                     1999        1.000            0.979           139,623

  MetLife Investment International Stock Subaccount
  (Class I) (3/99).................................  2006        1.165            1.462         1,877,384
                                                     2005        1.024            1.165         2,279,498
                                                     2004        0.899            1.024         2,148,904
                                                     2003        0.697            0.899         2,010,293
                                                     2002        0.904            0.697         2,025,194
                                                     2001        1.160            0.904         1,238,125
                                                     2000        1.272            1.160           474,746
                                                     1999        1.000            1.272            90,221

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99).................................  2006        0.789            0.881         4,176,636
                                                     2005        0.746            0.789         4,775,451
                                                     2004        0.683            0.746         4,498,084
                                                     2003        0.537            0.683         4,110,325
                                                     2002        0.702            0.537         3,575,681
                                                     2001        0.840            0.702         2,080,499
                                                     2000        0.995            0.840           959,029
                                                     1999        1.000            0.995           228,230

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99).................................  2006        2.101            2.369           824,371
                                                     2005        1.974            2.101           940,105
                                                     2004        1.732            1.974           879,208
                                                     2003        1.220            1.732           844,568
                                                     2002        1.612            1.220           739,822
                                                     2001        1.600            1.612           542,731
                                                     2000        1.465            1.600           462,418
                                                     1999        1.000            1.465           113,574

Metropolitan Series Fund, Inc.

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)........................................  2006        1.000            1.095           166,266

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.349           424,506

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        1.000            1.196           541,103

  MSF FI Large Cap Subaccount (Class A) (1/70).....  2006        1.000            0.968           872,082

  MSF FI Value Leaders Subaccount (Class D)
  (1/70)...........................................  2006        1.000            1.396         1,157,148

  MSF MetLife Aggressive Allocation Subaccount
  (1/70)...........................................  2006        1.000            1.081                --
                                                     2005        1.000            1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (1/70)...........................................  2006        1.000            1.047                --
                                                     2005        1.000            1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)................................  2006        1.000            1.053                --
                                                     2005        1.000            1.000                --

  MSF MetLife Moderate Allocation Subaccount
  (1/70)...........................................  2006        1.000            1.058                --
                                                     2005        1.000            1.000                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)................................  2006        1.000            1.112                --
                                                     2005        1.000            1.000                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70)...........................................  2006        1.000            1.558         1,461,415

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)*.......................................  2006        1.000            1.056           269,938

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)......................  2006        1.000            1.684           270,148

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70)*.....................  2006        1.000            1.453           574,277

Money Market Portfolio

  Money Market Subaccount (4/99)...................  2006        1.151            1.164                --
                                                     2005        1.127            1.151           847,943
                                                     2004        1.125            1.127         1,106,052
                                                     2003        1.125            1.125         1,753,058
                                                     2002        1.119            1.125         1,258,377
                                                     2001        1.087            1.119           990,283
                                                     2000        1.032            1.087           700,403
                                                     1999        1.000            1.032           239,890

Oppenheimer Variable Account Funds

  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.131            1.198                --
                                                     2005        1.078            1.131            14,297
                                                     2004        0.975            1.078            10,342

PIMCO Variable Insurance Trust

  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)....................................  2006        1.012            1.011            72,677
                                                     2005        1.000            1.012            42,479

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/01)....................................  2006        1.260            1.298           539,536
                                                     2005        1.240            1.260           569,639
                                                     2004        1.192            1.240           378,880
                                                     2003        1.144            1.192           385,107
                                                     2002        1.057            1.144           388,046
                                                     2001        1.000            1.057            42,621

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust

  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        0.839            0.925            11,671
                                                     2005        0.789            0.839            11,671
                                                     2004        0.739            0.789            11,671
                                                     2003        0.564            0.739            11,671
                                                     2002        0.808            0.564            11,671
                                                     2001        1.000            0.808                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.150            1.457            65,112
                                                     2005        1.033            1.150            81,614
                                                     2004        0.897            1.033            85,063
                                                     2003        0.703            0.897            88,330
                                                     2002        0.861            0.703            89,130
                                                     2001        1.000            0.861            36,530

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01)...........................................  2006        1.749            2.035           278,813
                                                     2005        1.647            1.749           319,412
                                                     2004        1.315            1.647           205,632
                                                     2003        0.886            1.315           173,137
                                                     2002        1.093            0.886           235,414
                                                     2001        1.000            1.093             1,734

The Travelers Series Trust

  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        0.957            1.022                --
                                                     2005        0.887            0.957            51,831
                                                     2004        0.840            0.887            72,426
                                                     2003        0.654            0.840            35,106
                                                     2002        0.867            0.654            38,688
                                                     2001        1.000            0.867                --

  Travelers Convertible Securities Subaccount
  (5/04)...........................................  2006        1.035            1.106                --
                                                     2005        1.040            1.035             5,612
                                                     2004        0.990            1.040                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99)...........................................  2006        1.812            1.984                --
                                                     2005        1.625            1.812           288,657
                                                     2004        1.406            1.625           300,148
                                                     2003        1.060            1.406           298,395
                                                     2002        1.247            1.060           244,570
                                                     2001        1.310            1.247           156,409
                                                     2000        1.132            1.310            87,378
                                                     1999        1.000            1.132                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (3/99)........  2006        1.285            1.354                --
                                                     2005        1.240            1.285         1,344,215
                                                     2004        1.137            1.240         1,226,765
                                                     2003        0.874            1.137         1,133,992
                                                     2002        1.024            0.874         1,011,873
                                                     2001        1.105            1.024           343,935
                                                     2000        1.021            1.105           212,588
                                                     1999        1.000            1.021           216,322

  Travelers Federated Stock Subaccount (4/99)......  2006        1.163            1.208                --
                                                     2005        1.113            1.163            59,781
                                                     2004        1.015            1.113            60,043
                                                     2003        0.802            1.015            60,043
                                                     2002        1.002            0.802            52,941
                                                     2001        0.993            1.002            24,072
                                                     2000        0.965            0.993             4,126
                                                     1999        1.000            0.965                --

  Travelers Large Cap Subaccount (3/99)............  2006        0.919            0.949                --
                                                     2005        0.852            0.919           512,059
                                                     2004        0.807            0.852           512,693
                                                     2003        0.652            0.807           524,562
                                                     2002        0.851            0.652           448,487
                                                     2001        1.038            0.851           409,069
                                                     2000        1.224            1.038           334,348
                                                     1999        1.000            1.224           247,021

  Travelers Mercury Large Cap Core Subaccount
  (3/99)...........................................  2006        0.997            1.061                --
                                                     2005        0.897            0.997            49,017
                                                     2004        0.780            0.897            15,265
                                                     2003        0.649            0.780            15,265
                                                     2002        0.874            0.649            16,447
                                                     2001        1.136            0.874            17,029
                                                     2000        1.213            1.136            80,150
                                                     1999        1.000            1.213                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (5/99)...........................................  2006        1.052            1.116                --
                                                     2005        1.029            1.052           189,859
                                                     2004        0.909            1.029           247,955
                                                     2003        0.668            0.909           256,356
                                                     2002        1.317            0.668           249,539
                                                     2001        1.739            1.317           238,188
                                                     2000        1.603            1.739           201,277
                                                     1999        1.000            1.603            22,378

  Travelers MFS(R) Total Return Subaccount (4/99)..  2006        1.400            1.449                --
                                                     2005        1.371            1.400         1,402,006
                                                     2004        1.240            1.371         1,303,774
                                                     2003        1.073            1.240         1,112,494
                                                     2002        1.141            1.073           994,730
                                                     2001        1.150            1.141           458,197
                                                     2000        0.994            1.150           177,102
                                                     1999        1.000            0.994            56,338

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.190            1.289                --
                                                     2005        1.127            1.190            25,099
                                                     2004        0.969            1.127                --

  Travelers Mondrian International Stock Subaccount
  (4/99)...........................................  2006        1.055            1.215                --
                                                     2005        0.971            1.055            80,241
                                                     2004        0.846            0.971            81,385
                                                     2003        0.663            0.846            57,438
                                                     2002        0.768            0.663            39,307
                                                     2001        1.049            0.768            43,074
                                                     2000        1.194            1.049            43,159
                                                     1999        1.000            1.194            13,922

  Travelers Pioneer Fund Subaccount (5/99).........  2006        0.890            0.947                --
                                                     2005        0.847            0.890            62,738
                                                     2004        0.768            0.847           128,011
                                                     2003        0.625            0.768           139,015
                                                     2002        0.903            0.625           177,705
                                                     2001        1.183            0.903           175,971
                                                     2000        0.959            1.183           136,065
                                                     1999        1.000            0.959            52,624

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.001            1.057                --
                                                     2005        1.000            1.001                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (6/99)...........................................  2006        1.455            1.473                --
                                                     2005        1.415            1.455            99,903
                                                     2004        1.285            1.415            48,519
                                                     2003        1.084            1.285            37,669
                                                     2002        1.032            1.084            29,999
                                                     2001        0.998            1.032            17,469
                                                     2000        1.010            0.998                --
                                                     1999        1.000            1.010                --

  Travelers Quality Bond Subaccount (3/99).........  2006        1.300            1.292                --
                                                     2005        1.290            1.300           453,665
                                                     2004        1.259            1.290           428,682
                                                     2003        1.186            1.259           336,903
                                                     2002        1.130            1.186           324,873
                                                     2001        1.063            1.130           229,303
                                                     2000        1.002            1.063            89,190
                                                     1999        1.000            1.002            30,445

  Travelers Strategic Equity Subaccount (3/99).....  2006        0.871            0.911                --
                                                     2005        0.861            0.871           578,902
                                                     2004        0.787            0.861           781,329
                                                     2003        0.598            0.787           861,404
                                                     2002        0.908            0.598           907,697
                                                     2001        1.057            0.908         1,013,052
                                                     2000        1.303            1.057           787,876
                                                     1999        1.000            1.303           274,568

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)................................  2006        1.000            1.032                --
                                                     2005        1.000            1.000                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)................................  2006        1.000            1.000                --
                                                     2005        1.000            1.000                --

  Travelers U.S. Government Securities Subaccount
  (3/99)...........................................  2006        1.445            1.396                --
                                                     2005        1.396            1.445           664,291
                                                     2004        1.326            1.396           612,998
                                                     2003        1.301            1.326           641,656
                                                     2002        1.154            1.301           674,168
                                                     2001        1.099            1.154           329,688
                                                     2000        0.968            1.099           147,364
                                                     1999        1.000            0.968            81,239

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust

  Van Kampen LIT Comstock Subaccount (Class II)
  (8/03)...........................................  2006        1.512            1.741            18,593
                                                     2005        1.464            1.512            32,763
                                                     2004        1.257            1.464            35,463
                                                     2003        1.000            1.257            15,449

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/01)..........................................  2006        0.875            0.926                --
                                                     2005        0.817            0.875                --
                                                     2004        0.794            0.817                --
                                                     2003        0.637            0.794                --
                                                     2002        0.911            0.637                --
                                                     2001        1.000            0.911                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (1/02).......................................  2006        0.778            0.792                --
                                                     2005        0.729            0.778                --
                                                     2004        0.688            0.729                --
                                                     2003        0.546            0.688                --
                                                     2002        0.817            0.546                --
                                                     2001        1.000            0.817                --

Variable Insurance Products Fund

  VIP Asset Manager Subaccount (Service Class 2)
  (6/00)...........................................  2006        1.019            1.057                --
                                                     2005        0.990            1.019           229,844
                                                     2004        0.949            0.990           291,168
                                                     2003        0.813            0.949           262,244
                                                     2002        0.900            0.813           227,798
                                                     2001        0.949            0.900           178,530
                                                     2000        1.000            0.949           133,640

  VIP Contrafund(R) Subaccount (Service Class 2)
  (9/01)...........................................  2006        1.432            1.583           382,235
                                                     2005        1.238            1.432           307,737
                                                     2004        1.083            1.238           274,073
                                                     2003        0.852            1.083           244,184
                                                     2002        0.950            0.852           208,513
                                                     2001        1.000            0.950                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01).........................  2006        1.157            1.306            14,225
                                                     2005        0.966            1.157            16,820
                                                     2004        0.962            0.966            16,820
                                                     2003        0.776            0.962             5,993
                                                     2002        0.846            0.776             5,993
                                                     2001        1.000            0.846                --

  VIP Mid Cap Subaccount (Service Class 2) (7/01)..  2006        1.830            2.040           383,405
                                                     2005        1.563            1.830           373,612
                                                     2004        1.264            1.563           181,421
                                                     2003        0.921            1.264           103,818
                                                     2002        1.032            0.921           100,887
                                                     2001        1.000            1.032                --

Wells Fargo Variable Trust

  Wells Fargo Advantage VT Small/Mid Cap Value
  Subaccount (7/99)................................  2006        1.358            1.559             6,351
                                                     2005        1.175            1.358             6,351
                                                     2004        1.014            1.175             6,351
                                                     2003        0.739            1.014             9,511
                                                     2002        0.969            0.739             9,511
                                                     2001        0.938            0.969             6,351
                                                     2000        0.877            0.938             6,351
                                                     1999        1.000            0.877             6,351



                      SEPARATE ACCOUNT CHARGES 1.25% 140 FL



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II)
  (3/99)...........................................  2006        0.862            0.967             --
                                                     2005        0.850            0.862             --
                                                     2004        0.791            0.850             --
                                                     2003        0.636            0.791             --
                                                     2002        0.841            0.636             --
                                                     2001        0.986            0.841             --
                                                     2000        1.117            0.986             --
                                                     1999        1.000            1.117             --

                                      NOTES

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account. Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006. Number of Units outstanding at the end of the period may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix F for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/05, The Travelers Series Trust -- MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust -- MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds -- AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust -- Janus Capital Appreciation Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc. -- Legg Mason Partners Managed Assets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc. -- BlackRock Money Market Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc. -- Western Asset Management High Yield Bond Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust -- Batterymarch Mid-Cap Stock Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series
Trust -- Dreman Small-Cap Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Mondrian International Stock Portfolio merged into Met Investors Series Trust -- Harris Oakmark International Stock Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Convertible Securities Portfolio merged into Met Investors Series Trust -- Lord Abbett Bond Debenture Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Federated Stock Portfolio merged into Met Investors Series Trust -- Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Mercury Large Cap Core Portfolio merged into Met Investors Series Trust -- Mercury Large-Cap Core Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value
Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Pioneer Fund Portfolio merged into Met Investors Series Trust -- Pioneer Fund
Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust -- Pioneer Mid-Cap Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Pioneer Strategic Income Portfolio -- Class A merged into Met Investors Series Trust -- Pioneer Strategic Income Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc. -- BlackRock Aggressive Growth Portfolio -- Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc. -- BlackRock Bond Income Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Large Cap Portfolio merged into Metropolitan Series Fund, Inc. -- FI Large Cap Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc. -- FI Large Cap Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- Equity Income Portfolio merged into Metropolitan Series Fund, Inc. -- FI Value Leaders Portfolio -- Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Total Return merged into Metropolitan Series Fund, Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc. -- Western Asset Management U.S. Government Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account
Funds -- Oppenheimer Main Street Fund/VA -- Service Shares was replaced Met Investors Series Trust -- Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares was replaced by Met Investors Series Trust -- Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust -- Mutual VIP REIT
Series -- Standard Class was replaced by Met Investors Series Trust -- Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products -- Fidelity Asset Manager Portfolio -- Service Class 2 was replaced by Metropolitan Series Fund, Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series -- Janus Aspen Balanced Portfolio -- Service Shares was replaced by Metropolitan Series Fund,
Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton Growth Securities Fund -- Class 2 Shares was replaced by Metropolitan Series Fund, Inc. -- Oppenheimer Global Equity Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund -- VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc. -- MFS(R) Total Return Portfolio -- Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc. -- Lazard Small Cap Portfolio was replaced by Met Investors Series Trust -- Third Avenue Small Cap Portfolio and is no longer available as a funding option.

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

                                   APPENDIX C

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.
       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

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

                                   APPENDIX D

--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

                                        N
              Present Value = [SIGMA] [Payments x (1/1 + iC)(t/365)
                                      s = 1

Where

           iC = the interest rate described above

           n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

           t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

                                  ILLUSTRATION:



Amount Annuitized                              $12,589.80
Annuity Option                                 Life with 10 year certain period
Annuity Payments                               $1,000 Annually -- first payment immediately


For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

           1000 + (1000/1.04) + (1000/1.04)2 + (1000/1.04)3 + (1000/1.04)4 +
           (1000/1.04)5 + (1000/1.04)6 + (1000/1.04)7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

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

                                   APPENDIX E

--------------------------------------------------------------------------------

                WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
                         RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

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

                                   APPENDIX F

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES


                    FORMER NAME                                          NEW NAME
--------------------------------------------------  --------------------------------------------------


MET INVESTORS SERIES TRUST                          MET INVESTORS SERIES TRUST
Janus Capital Appreciation Portfolio                Janus Forty Portfolio


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Growth Portfolio+                                   Legg Mason Partners Variable International All Cap
Legg Mason Partners Variable Social Awareness       Opportunity Portfolio*+
Stock Portfolio                                     Legg Mason Partners Variable Social Awareness
LEGG MASON PARTNERS VARIABLE PORTFOLIO IV           Portfolio*
Balanced All Cap Growth and Value Portfolio         LEGG MASON PARTNERS VARIABLE PORTFOLIO IV  Legg
                                                    Mason Partners Variable Capital and Income
                                                    Portfolio+




*     See "FUND FAMILY CHANGES AND PORTFOLIO SHARE CLASS NAME CHANGE" IN THIS
      APPENDIX
+     Closed to new investors.

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.



              FORMER UNDERLYING FUND                                NEW UNDERLYING FUND
--------------------------------------------------  --------------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES               LEGG MASON PARTNERS VARIABLE EQUITY TRUST*
Legg Mason Partners Variable Premier Selections     Legg Mason Partners Variable Aggressive Growth
All Cap Growth Portfolio -- Class 1+                Portfolio -- Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST*
Legg Mason Partners Variable All Cap Portfolio --   Legg Mason Partners Variable Fundamental Value
Class I                                             Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC      LEGG MASON PARTNERS EQUITY TRUST*
Legg Mason Partners Variable Total Return           Legg Mason Partners Variable Multiple Discipline
Portfolio --  Class I++                             Portfolio -- Balanced All Cap Growth and Value
                                                    Portfolio -- Class I and renamed Legg Mason
                                                    Partners Variable Capital and Income Portfolio**+.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V           LEGG MASON PARTNERS VARIABLE EQUITY TRUST*
Legg Mason Partners Variable Small Cap Growth       Legg Mason Partners Variable Small Cap Growth
Opportunities Portfolio --  Class I                 Portfolio -- Class I
MET INVESTORS SERIES TRUST                          MET INVESTORS SERIES TRUST
Pioneer Mid-Cap Value Portfolio -- Class A          Lazard Mid-Cap Portfolio -- Class B
METROPOLITAN SERIES FUND, INC.                      MET INVESTORS SERIES TRUST
Western Asset Management High Yield Bond            BlackRock High Yield Portfolio -- Class A
Portfolio -- Class A



+     Closed to New Investors
*     See "Fund Family Changes and Portfolio Share Class Name Change" in this
      Appendix
**    See "Underlying Fund Name Changes" in this Appendix

UNDERLYING FUND SUBSTITUTIONS


                   FORMER UNDERLYING FUND                                          NEW UNDERLYING FUND
------------------------------------------------------------  ------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS                                  METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I+                        Capital Guardian U.S. Equity Portfolio -- Class A+
CREDIT SUISSE TRUST                                           MET INVESTORS SERIES TRUST
  Credit Suisse Emerging Markets Portfolio+                     MFS(R) Emerging Markets Equity Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap Portfolio                         Third Avenue Small Cap Value Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                                MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative Class --              PIMCO Inflation Protected Bond Portfolio -- Class A
  Class VC
PUTNAM VARIABLE TRUST                                         MET INVESTORS SERIES TRUST
  Putnam VT International Equity Fund (Class IB)+               MFS(R) Research International Portfolio -- Class B+
  Putnam VT Small Cap Value Fund -- Class IB                    Third Avenue Small Cap Value Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                                 MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio -- Class VC           Lord Abbett Growth and Income Portfolio -- Class B
  Lord Abbett Mid-Cap Value Portfolio -- Class VC               Lord Abbett Mid-Cap Value Portfolio -- Class B


UNDERLYING FUND FAMILY CHANGES AND PORTFOLIO SHARE CLASS NAME CHANGE



                FORMER UNDERLYING FUND FAMILY                                  NEW UNDERLYING FUND FAMILY
------------------------------------------------------------  ------------------------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES                         LEGG MASON PARTNERS VARIABLE EQUITY TRUST.
  Legg Mason Partners Variable Dividend Strategy                Legg Mason Partners Variable Dividend Strategy
  Portfolio+                                                    Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.               LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Investors Portfolio              Legg Mason Partners Variable Investors Portfolio
  Legg Mason Partners Variable Small Cap Growth                 Legg Mason Partners Variable Small Cap Growth
  Portfolio+                                                    Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation Portfolio --        Legg Mason Partners Variable Appreciation Portfolio --
  Class I                                                       Class I**
  Legg Mason Partners Variable Equity Index Portfolio           Legg Mason Partners Variable Equity Index Portfolio
  Legg Mason Partners Variable Fundamental Value                Legg Mason Partners Variable Fundamental Value
  Portfolio --  Class I+                                        Portfolio -- Class I**
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.             LEGG MASON PARTNERS VARIABLE EQUITY TRUST.
  Legg Mason Partners Variable Aggressive Growth                Legg Mason Partners Variable Aggressive Growth
  Portfolio -- Class I                                          Portfolio -- Class I**+
  Legg Mason Partners Variable International All Cap            Legg Mason Partners Variable International All Cap
  Opportunity Portfolio                                         Opportunity Portfolio+
  Legg Mason Partners Variable Large Cap Growth                 Legg Mason Partners Variable
  Portfolio                                                     Large Cap Growth Portfolio
  Legg Mason Partners Variable Social Awareness                 Legg Mason Partners Variable Social Awareness
  Portfolio                                                     Portfolio++
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.             LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable Rate Income           Legg Mason Partners Variable Adjustable Rate Income
  Portfolio                                                     Portfolio
  Legg Mason Partners Variable High Income                      Legg Mason Partners Variable High Income
  Portfolio                                                     Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV                    LEGG MASON VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and Income               Legg Mason Partners Variable Capital and Income
  Portfolio                                                     Portfolio+

UNDERLYING FUND SHARE CLASS EXCHANGE

The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


        FORMER UNDERLYING FUND SHARE CLASS                    NEW UNDERLYING FUND SHARE CLASS
--------------------------------------------------  --------------------------------------------------


MET INVESTORS SERIES TRUST                          MET INVESTORS SERIES TRUST
    BlackRock Large Cap Core Portfolio -- Class A     BlackRock Large Cap Core Portfolios -- Class E


++    See Underlying Fund Name Changes in this Appendix
**    Single Share Class Structure has been renamed Class I
+     Closed to New Investors

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX G

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES    Global Growth Fund                 American Funds Global Growth Fund
AMERICAN FUNDS INSURANCE SERIES    Growth -- Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES    Growth Fund                        American Funds Growth Fund
DREYFUS VARIABLE INVESTMENT FUND   Appreciation Portfolio             Dreyfus VIF Appreciation
                                                                      Portfolio
DREYFUS VARIABLE INVESTMENT FUND   Developing Leaders Portfolio       Dreyfus VIF Developing Leaders
                                                                      Portfolio
JANUS ASPEN SERIES                 Mid Cap Growth Portfolio           Janus Aspen Series Mid Cap Growth
                                                                      Portfolio
JANUS ASPEN SERIES                 Worldwide Growth Portfolio         Janus Aspen Series Worldwide
                                                                      Growth Portfolio
METROPOLITAN SERIES FUND, INC.     FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
PIMCO VARIABLE INSURANCE TRUST     Total Return Portfolio             PIMCO VIT Total Return Portfolio
REGISTERED FIXED ACCOUNT           Registered Fixed                   Fixed Account
VAN KAMPEN LIFE INVESTMENT TRUST   Van Kampen Life Investment Trust   Van Kampen LIT Comstock Portfolio
                                   Comstock Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST   Van Kampen Life Investment Trust   Van Kampen LIT Strategic Growth
                                   Strategic Growth Portfolio         Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST   Van Kampen Life Investment Trust   Van Kampen LIT Enterprise
                                   Enterprise Portfolio               Portfolio
VARIABLE INSURANCE PRODUCTS        Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
                                   Portfolio                          Appreciation Portfolio
VARIABLE INSURANCE PRODUCTS        Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
                                                                      Portfolio
VARIABLE INSURANCE PRODUCTS        Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX H

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Calculation of Money Market Yield
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415.

  Name: -----------------------------------------------

  Address: --------------------------------------------

Check Box:

For the MetLife Insurance Company of Connecticut Statement of Additional Information, please request MIC Book 21 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information, please request MLAC Book 21.

[ ] MIC Book 21

[ ] MLAC Book 21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS:

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

BOOK 21                                                           APRIL 30, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           METLIFE RETIREMENT ACCOUNT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 30, 2007

                                       FOR

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                                TABLE OF CONTENTS



          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          CALCULATION OF MONEY MARKET YIELD............................................       5
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       8
          CONDENSED FINANCIAL INFORMATION..............................................       9
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Island and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account Five for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC")* serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $ 92,981,365                           $0

2005............................            $135,616,994                           $0

2004............................            $117,306,200                           $0


*Effective as of October 20, 2006, the former principal underwriter for the Separate Account and the Contracts merged with and into MetLife Investors Distribution Company.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,029 to $2,179,850. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $1,229,012 to $11,402,602. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $1,231,041 to $13,582,452.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF - ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF - ES) / UV)) 365 / 7 - 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of MetLife of CT Separate Account Five for Variable Annuities (formerly, The Travelers Separate Account Five for Variable Annuities) and the consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a Transfer Agreement entered into on October 11, 2006 between MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                      SEPARATE ACCOUNT CHARGES 0.80% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2006      1.000          1.086              --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883              --
                                                       2005      0.800          0.839              --
                                                       2004      0.763          0.800              --
                                                       2003      0.615          0.763              --
                                                       2002      0.888          0.615           3,000
                                                       2001      1.000          0.888           3,000

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2006      1.255          1.499              --
                                                       2005      1.109          1.255              --
                                                       2004      1.000          1.109           2,000

  American Funds Growth Subaccount (Class 2) (5/04)..  2006      1.258          1.375              --
                                                       2005      1.091          1.258              --
                                                       2004      1.000          1.091           5,000

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2006      1.136          1.299              --
                                                       2005      1.082          1.136              --
                                                       2004      1.000          1.082           4,000

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694              --
                                                       2005      0.597          0.700              --
                                                       2004      0.503          0.597              --
                                                       2003      0.406          0.503              --
                                                       2002      0.547          0.406              --
                                                       2001      0.745          0.547              --
                                                       2000      1.000          0.745              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)............................................  2006      1.793          2.357              --
                                                       2005      1.412          1.793              --
                                                       2004      1.140          1.412              --
                                                       2003      0.804          1.140              --
                                                       2002      0.916          0.804              --
                                                       2001      1.022          0.916              --
                                                       2000      1.506          1.022              --
                                                       1999      1.000          1.506              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (9/00).............................................  2006      2.517          3.312              --
                                                       2005      2.368          2.517              --
                                                       2004      1.816          2.368              --
                                                       2003      1.366          1.816              --
                                                       2002      1.318          1.366              --
                                                       2001      1.221          1.318              --
                                                       2000      1.000          1.221              --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99).....................................  2006      2.225          2.565              --
                                                       2005      2.050          2.225              --
                                                       2004      1.701          2.050              --
                                                       2003      1.208          1.701              --
                                                       2002      1.289          1.208              --
                                                       2001      1.162          1.289              --
                                                       2000      0.991          1.162              --
                                                       1999      1.000          0.991              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99).....................................  2006      1.027          1.187              --
                                                       2005      0.992          1.027              --
                                                       2004      0.952          0.992              --
                                                       2003      0.792          0.952              --
                                                       2002      0.958          0.792              --
                                                       2001      1.065          0.958              --
                                                       2000      1.081          1.065              --
                                                       1999      1.000          1.081              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (10/99)....................................  2006      1.577          1.624              --
                                                       2005      1.503          1.577              --
                                                       2004      1.360          1.503              --
                                                       2003      1.041          1.360              --
                                                       2002      1.298          1.041              --
                                                       2001      1.394          1.298              --
                                                       2000      1.240          1.394              --
                                                       1999      1.000          1.240              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732              --
                                                       2005      1.345          1.475              --
                                                       2004      1.204          1.345           2,000
                                                       2003      1.000          1.204           2,000

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2006      1.560          1.982              --
                                                       2005      1.234          1.560              --
                                                       2004      1.000          1.234           1,000

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.264          1.523              --
                                                       2005      1.156          1.264              --
                                                       2004      1.000          1.156           2,000

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.470              --
                                                       2005      1.126          1.216              --
                                                       2004      1.000          1.126              --

High Yield Bond Trust
  High Yield Bond Trust (9/99).......................  2006      1.538          1.576              --
                                                       2005      1.530          1.538              --
                                                       2004      1.418          1.530              --
                                                       2003      1.107          1.418              --
                                                       2002      1.067          1.107              --
                                                       2001      0.982          1.067              --
                                                       2000      0.980          0.982              --
                                                       1999      1.000          0.980              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195              --
                                                       2005      1.080          1.154              --
                                                       2004      1.005          1.080              --
                                                       2003      0.891          1.005              --
                                                       2002      0.962          0.891           3,000
                                                       2001      1.000          0.962           3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2006      0.978          1.099              --
                                                       2005      0.880          0.978              --
                                                       2004      0.736          0.880              --
                                                       2003      0.551          0.736           3,000
                                                       2002      0.772          0.551           3,000
                                                       2001      1.000          0.772           3,000

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2006      0.604          0.707              --
                                                       2005      0.577          0.604              --
                                                       2004      0.556          0.577              --
                                                       2003      0.453          0.556              --
                                                       2002      0.615          0.453              --
                                                       2001      0.801          0.615              --
                                                       2000      1.000          0.801              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314              --
                                                       2005      1.127          1.162              --
                                                       2004      1.000          1.127           2,000

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.819          0.959              --
                                                       2005      0.828          0.819              --
                                                       2004      0.807          0.828              --
                                                       2003      0.659          0.807              --
                                                       2002      0.897          0.659           2,000
                                                       2001      1.000          0.897           2,000

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      0.935          0.996              --
                                                       2005      0.887          0.935              --
                                                       2004      0.869          0.887              --
                                                       2003      0.652          0.869              --
                                                       2002      0.898          0.652           2,000
                                                       2001      1.000          0.898           2,000

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.176          1.318              --
                                                       2005      1.130          1.176              --
                                                       2004      0.986          1.130           2,000
                                                       2003      0.700          0.986           2,000
                                                       2002      0.949          0.700           2,000
                                                       2001      1.000          0.949           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/00).........  2006      1.648          1.931              --
                                                       2005      1.596          1.648              --
                                                       2004      1.486          1.596              --
                                                       2003      1.077          1.486              --
                                                       2002      1.449          1.077              --
                                                       2001      1.433          1.449              --
                                                       2000      1.000          1.433              --

  LMPVPI Investors Subaccount (Class I) (10/99)......  2006      1.372          1.609              --
                                                       2005      1.298          1.372              --
                                                       2004      1.185          1.298              --
                                                       2003      0.903          1.185              --
                                                       2002      1.183          0.903              --
                                                       2001      1.244          1.183              --
                                                       2000      1.088          1.244              --
                                                       1999      1.000          1.088              --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2006      1.107          1.239              --
                                                       2005      1.064          1.107              --
                                                       2004      0.932          1.064              --
                                                       2003      0.631          0.932              --
                                                       2002      0.974          0.631           2,000
                                                       2001      1.000          0.974           2,000

  LMPVPI Total Return Subaccount (Class I) (9/00)....  2006      1.239          1.384              --
                                                       2005      1.209          1.239              --
                                                       2004      1.121          1.209              --
                                                       2003      0.975          1.121              --
                                                       2002      1.055          0.975              --
                                                       2001      1.072          1.055              --
                                                       2000      1.000          1.072              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (5/01).............  2006      1.065          1.213              --
                                                       2005      1.029          1.065              --
                                                       2004      0.954          1.029              --
                                                       2003      0.772          0.954              --
                                                       2002      0.943          0.772              --
                                                       2001      1.000          0.943           3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II) (7/99)..  2006      0.978          1.117              --
                                                       2005      0.945          0.978              --
                                                       2004      0.864          0.945              --
                                                       2003      0.682          0.864              --
                                                       2002      0.886          0.682              --
                                                       2001      1.019          0.886              --
                                                       2000      1.133          1.019              --
                                                       1999      1.000          1.133              --

  LMPVPII Fundamental Value Subaccount (5/01)........  2006      1.107          1.283              --
                                                       2005      1.065          1.107              --
                                                       2004      0.992          1.065              --
                                                       2003      0.722          0.992              --
                                                       2002      0.924          0.722              --
                                                       2001      1.000          0.924           3,000

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.020          1.054              --
                                                       2005      1.005          1.020              --
                                                       2004      1.001          1.005              --
                                                       2003      1.000          1.001              --

  LMPVPIII Aggressive Growth Subaccount (5/01).......  2006      1.022          1.103              --
                                                       2005      0.923          1.022              --
                                                       2004      0.846          0.923              --
                                                       2003      0.634          0.846              --
                                                       2002      0.949          0.634              --
                                                       2001      1.000          0.949           2,000

  LMPVPIII High Income Subaccount (8/99).............  2006      1.187          1.307              --
                                                       2005      1.166          1.187              --
                                                       2004      1.065          1.166              --
                                                       2003      0.842          1.065              --
                                                       2002      0.877          0.842              --
                                                       2001      0.918          0.877              --
                                                       2000      1.007          0.918              --
                                                       1999      1.000          1.007              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII International All Cap Growth Subaccount
  (12/99)............................................  2006      0.978          1.221              --
                                                       2005      0.883          0.978              --
                                                       2004      0.755          0.883              --
                                                       2003      0.597          0.755              --
                                                       2002      0.810          0.597              --
                                                       2001      1.186          0.810              --
                                                       2000      1.569          1.186              --
                                                       1999      1.000          1.569              --

  LMPVPIII Large Cap Growth Subaccount (10/99).......  2006      1.030          1.068              --
                                                       2005      0.987          1.030              --
                                                       2004      0.991          0.987              --
                                                       2003      0.677          0.991              --
                                                       2002      0.907          0.677              --
                                                       2001      1.045          0.907              --
                                                       2000      1.132          1.045              --
                                                       1999      1.000          1.132              --

  LMPVPIII Social Awareness Stock Subaccount (7/99)..  2006      0.957          1.023              --
                                                       2005      0.925          0.957              --
                                                       2004      0.877          0.925              --
                                                       2003      0.686          0.877              --
                                                       2002      0.921          0.686              --
                                                       2001      1.100          0.921              --
                                                       2000      1.115          1.100              --
                                                       1999      1.000          1.115              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2006      1.138          1.323              --
                                                       2005      1.111          1.138              --
                                                       2004      1.000          1.111           3,000

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2006      1.251          1.392              --
                                                       2005      1.165          1.251              --
                                                       2004      1.000          1.165           2,000

Managed Assets Trust
  Managed Assets Trust (6/99)........................  2006      1.243          1.286              --
                                                       2005      1.206          1.243              --
                                                       2004      1.111          1.206              --
                                                       2003      0.918          1.111              --
                                                       2002      1.013          0.918              --
                                                       2001      1.076          1.013              --
                                                       2000      1.102          1.076              --
                                                       1999      1.000          1.102              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.899              --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.130              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.072              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.000          1.346              --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.000          0.716              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2006      1.000          1.366              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.166              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2006      1.000          1.083              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.015              --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.030              --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.000          1.432              --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.227              --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.000          1.024              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.118              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.534              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.000          1.343              --

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99)...................................  2006      1.377          1.425              --
                                                       2005      1.360          1.377              --
                                                       2004      1.310          1.360              --
                                                       2003      1.251          1.310              --
                                                       2002      1.157          1.251              --
                                                       2001      1.092          1.157              --
                                                       2000      0.979          1.092              --
                                                       1999      1.000          0.979              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MetLife Investment International Stock Subaccount
  (Class I) (7/99)...................................  2006      1.165          1.462              --
                                                       2005      1.024          1.165              --
                                                       2004      0.899          1.024              --
                                                       2003      0.697          0.899              --
                                                       2002      0.904          0.697              --
                                                       2001      1.160          0.904              --
                                                       2000      1.272          1.160              --
                                                       1999      1.000          1.272              --

  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99)...................................  2006      0.789          0.881              --
                                                       2005      0.746          0.789              --
                                                       2004      0.683          0.746              --
                                                       2003      0.537          0.683              --
                                                       2002      0.702          0.537              --
                                                       2001      0.840          0.702              --
                                                       2000      0.995          0.840              --
                                                       1999      1.000          0.995              --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99)...................................  2006      2.101          2.369              --
                                                       2005      1.974          2.101              --
                                                       2004      1.732          1.974              --
                                                       2003      1.220          1.732              --
                                                       2002      1.612          1.220              --
                                                       2001      1.600          1.612              --
                                                       2000      1.465          1.600              --
                                                       1999      1.000          1.465              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.000          1.095              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.349              --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.196              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.000          0.968              --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.000          1.396              --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.000          1.081              --
                                                       2005      1.000          1.000              --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.000          1.047              --
                                                       2005      1.000          1.000              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.000          1.053              --
                                                       2005      1.000          1.000              --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.000          1.058              --
                                                       2005      1.000          1.000              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.000          1.112              --
                                                       2005      1.000          1.000              --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.000          1.558              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      1.000          1.056              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2006      1.000          1.684              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2006      1.000          1.453              --

Money Market Portfolio
  Money Market Subaccount (9/99).....................  2006      1.151          1.164              --
                                                       2005      1.127          1.151              --
                                                       2004      1.125          1.127              --
                                                       2003      1.125          1.125              --
                                                       2002      1.119          1.125              --
                                                       2001      1.087          1.119              --
                                                       2000      1.032          1.087              --
                                                       1999      1.000          1.032              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.131          1.198              --
                                                       2005      1.078          1.131              --
                                                       2004      1.000          1.078           2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2006      1.012          1.011              --
                                                       2005      1.008          1.012              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.260          1.298              --
                                                       2005      1.240          1.260              --
                                                       2004      1.192          1.240              --
                                                       2003      1.144          1.192              --
                                                       2002      1.057          1.144              --
                                                       2001      1.000          1.057           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2006      0.839          0.925              --
                                                       2005      0.789          0.839              --
                                                       2004      0.739          0.789           1,000
                                                       2003      0.564          0.739           1,000
                                                       2002      0.808          0.564           1,000
                                                       2001      1.000          0.808           1,000

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.150          1.457              --
                                                       2005      1.033          1.150              --
                                                       2004      0.897          1.033              --
                                                       2003      0.703          0.897              --
                                                       2002      0.861          0.703           2,000
                                                       2001      1.000          0.861           2,000

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.749          2.035              --
                                                       2005      1.647          1.749              --
                                                       2004      1.315          1.647              --
                                                       2003      0.886          1.315              --
                                                       2002      1.093          0.886           2,000
                                                       2001      1.000          1.093           2,000

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.957          1.022              --
                                                       2005      0.887          0.957              --
                                                       2004      0.840          0.887           2,000
                                                       2003      0.654          0.840           2,000
                                                       2002      0.867          0.654           2,000
                                                       2001      1.000          0.867           2,000

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106              --
                                                       2005      1.040          1.035              --
                                                       2004      1.000          1.040           2,000

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99).............................................  2006      1.812          1.984              --
                                                       2005      1.625          1.812              --
                                                       2004      1.406          1.625              --
                                                       2003      1.060          1.406              --
                                                       2002      1.247          1.060              --
                                                       2001      1.310          1.247              --
                                                       2000      1.132          1.310              --
                                                       1999      1.000          1.132              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (7/99)..........  2006      1.285          1.354              --
                                                       2005      1.240          1.285              --
                                                       2004      1.137          1.240              --
                                                       2003      0.874          1.137              --
                                                       2002      1.024          0.874              --
                                                       2001      1.105          1.024              --
                                                       2000      1.021          1.105              --
                                                       1999      1.000          1.021              --

  Travelers Federated Stock Subaccount (11/01).......  2006      1.163          1.208              --
                                                       2005      1.113          1.163              --
                                                       2004      1.015          1.113              --
                                                       2003      0.802          1.015              --
                                                       2002      1.002          0.802              --
                                                       2001      1.000          1.002              --

  Travelers Large Cap Subaccount (7/99)..............  2006      0.919          0.949              --
                                                       2005      0.852          0.919              --
                                                       2004      0.807          0.852              --
                                                       2003      0.652          0.807              --
                                                       2002      0.851          0.652              --
                                                       2001      1.038          0.851              --
                                                       2000      1.224          1.038              --
                                                       1999      1.000          1.224              --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      0.997          1.061              --
                                                       2005      0.897          0.997              --
                                                       2004      0.780          0.897              --
                                                       2003      0.649          0.780              --
                                                       2002      0.874          0.649              --
                                                       2001      1.136          0.874              --
                                                       2000      1.213          1.136              --
                                                       1999      1.000          1.213              --

  Travelers MFS Mid Cap Growth Subaccount (10/99)....  2006      1.052          1.116              --
                                                       2005      1.029          1.052              --
                                                       2004      0.909          1.029              --
                                                       2003      0.668          0.909              --
                                                       2002      1.317          0.668              --
                                                       2001      1.739          1.317              --
                                                       2000      1.603          1.739              --
                                                       1999      1.000          1.603              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Total Return Subaccount (7/99).......  2006      1.400          1.449              --
                                                       2005      1.371          1.400              --
                                                       2004      1.240          1.371              --
                                                       2003      1.073          1.240              --
                                                       2002      1.141          1.073              --
                                                       2001      1.150          1.141              --
                                                       2000      0.994          1.150              --
                                                       1999      1.000          0.994              --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.190          1.289              --
                                                       2005      1.127          1.190              --
                                                       2004      1.000          1.127           2,000

  Travelers Mondrian International Stock Subaccount
  (8/99).............................................  2006      1.055          1.215              --
                                                       2005      0.971          1.055              --
                                                       2004      0.846          0.971              --
                                                       2003      0.663          0.846              --
                                                       2002      0.768          0.663              --
                                                       2001      1.049          0.768              --
                                                       2000      1.194          1.049              --
                                                       1999      1.000          1.194              --

  Travelers Pioneer Fund Subaccount (8/99)...........  2006      0.890          0.947              --
                                                       2005      0.847          0.890              --
                                                       2004      0.768          0.847              --
                                                       2003      0.625          0.768              --
                                                       2002      0.903          0.625              --
                                                       2001      1.183          0.903              --
                                                       2000      0.959          1.183              --
                                                       1999      1.000          0.959              --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      1.001          1.057              --
                                                       2005      1.000          1.001              --

  Travelers Pioneer Strategic Income Subaccount
  (1/01).............................................  2006      1.455          1.473              --
                                                       2005      1.415          1.455              --
                                                       2004      1.285          1.415              --
                                                       2003      1.084          1.285              --
                                                       2002      1.032          1.084              --
                                                       2001      1.000          1.032              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (8/99)...........  2006      1.300          1.292              --
                                                       2005      1.290          1.300              --
                                                       2004      1.259          1.290              --
                                                       2003      1.186          1.259              --
                                                       2002      1.130          1.186              --
                                                       2001      1.063          1.130              --
                                                       2000      1.002          1.063              --
                                                       1999      1.000          1.002              --

  Travelers Strategic Equity Subaccount (7/99).......  2006      0.871          0.911              --
                                                       2005      0.861          0.871              --
                                                       2004      0.787          0.861              --
                                                       2003      0.598          0.787              --
                                                       2002      0.908          0.598              --
                                                       2001      1.057          0.908              --
                                                       2000      1.303          1.057              --
                                                       1999      1.000          1.303              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032              --
                                                       2005      1.000          1.000              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000              --
                                                       2005      1.000          1.000              --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.445          1.396              --
                                                       2005      1.396          1.445              --
                                                       2004      1.326          1.396              --
                                                       2003      1.301          1.326              --
                                                       2002      1.154          1.301              --
                                                       2001      1.099          1.154              --
                                                       2000      0.968          1.099              --
                                                       1999      1.000          0.968              --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2006      1.512          1.741              --
                                                       2005      1.464          1.512              --
                                                       2004      1.257          1.464           1,000
                                                       2003      1.000          1.257           1,000

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2006      0.875          0.926              --
                                                       2005      0.817          0.875              --
                                                       2004      0.794          0.817           2,000
                                                       2003      0.637          0.794           2,000
                                                       2002      0.911          0.637           2,000
                                                       2001      1.000          0.911           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2006      0.778          0.792              --
                                                       2005      0.729          0.778              --
                                                       2004      0.688          0.729           4,000
                                                       2003      0.546          0.688           4,000
                                                       2002      0.817          0.546           4,000
                                                       2001      1.000          0.817           4,000

Variable Insurance Products Fund
  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      1.019          1.057              --
                                                       2005      0.990          1.019              --
                                                       2004      0.949          0.990              --
                                                       2003      0.813          0.949              --
                                                       2002      0.900          0.813              --
                                                       2001      0.949          0.900              --
                                                       2000      1.000          0.949              --

  VIP Contrafund Subaccount (Service Class 2)
  (5/01).............................................  2006      1.432          1.583              --
                                                       2005      1.238          1.432              --
                                                       2004      1.083          1.238              --
                                                       2003      0.852          1.083              --
                                                       2002      0.950          0.852              --
                                                       2001      1.000          0.950           3,000

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2006      1.157          1.306              --
                                                       2005      0.966          1.157              --
                                                       2004      0.962          0.966              --
                                                       2003      0.776          0.962              --
                                                       2002      0.846          0.776           1,000
                                                       2001      1.000          0.846           1,000

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2006      1.830          2.040              --
                                                       2005      1.563          1.830              --
                                                       2004      1.264          1.563              --
                                                       2003      0.921          1.264              --
                                                       2002      1.032          0.921              --
                                                       2001      1.000          1.032           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (3/00)..................................  2006      1.358          1.559              --
                                                       2005      1.175          1.358              --
                                                       2004      1.014          1.175              --
                                                       2003      0.739          1.014              --
                                                       2002      0.969          0.739              --
                                                       2001      0.938          0.969              --
                                                       2000      1.000          0.938              --




                      SEPARATE ACCOUNT CHARGES 0.80% 25 FL



                                                            UNIT VALUE AT                 NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                        YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                        ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70)............................................  2006      1.000          1.323             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *.....................  2006      1.000          1.425             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)..........  2006      1.279          1.269             --
                                                      2005      1.271          1.279             --
                                                      2004      1.244          1.271             --
                                                      2003      1.175          1.244             --
                                                      2002      1.122          1.175             --
                                                      2001      1.058          1.122             --
                                                      2000      1.000          1.058             --
                                                      1999      1.000          1.000             --

  Travelers U.S. Government Securities Subaccount
  (8/99)............................................  2006      1.421          1.372             --
                                                      2005      1.376          1.421             --
                                                      2004      1.310          1.376             --
                                                      2003      1.289          1.310             --
                                                      2002      1.146          1.289             --
                                                      2001      1.094          1.146             --
                                                      2000      0.966          1.094             --
                                                      1999      1.000          0.966             --

                      SEPARATE ACCOUNT CHARGES 0.80% 43 FL



                                                            UNIT VALUE AT                 NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                        YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                        ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70)............................................  2006      1.000          1.305             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *.....................  2006      1.000          1.405             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)..........  2006      1.263          1.253             --
                                                      2005      1.258          1.263             --
                                                      2004      1.233          1.258             --
                                                      2003      1.167          1.233             --
                                                      2002      1.117          1.167             --
                                                      2001      1.055          1.117             --
                                                      2000      0.999          1.055             --
                                                      1999      1.000          0.999             --

  Travelers U.S. Government Securities Subaccount
  (8/99)............................................  2006      1.403          1.354             --
                                                      2005      1.362          1.403             --
                                                      2004      1.299          1.362             --
                                                      2003      1.280          1.299             --
                                                      2002      1.140          1.280             --
                                                      2001      1.091          1.140             --
                                                      2000      0.965          1.091             --
                                                      1999      1.000          0.965             --




                      SEPARATE ACCOUNT CHARGES 0.80% 62 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II) (7/99)..  2006      0.937          1.064             --
                                                       2005      0.912          0.937             --
                                                       2004      0.839          0.912             --
                                                       2003      0.666          0.839             --
                                                       2002      0.871          0.666             --
                                                       2001      1.008          0.871             --
                                                       2000      1.127          1.008             --
                                                       1999      1.000          1.127             --

                      SEPARATE ACCOUNT CHARGES 0.80% 110 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II) (7/99)..  2006      0.907          1.025             --
                                                       2005      0.887          0.907             --
                                                       2004      0.820          0.887             --
                                                       2003      0.654          0.820             --
                                                       2002      0.859          0.654             --
                                                       2001      0.999          0.859             --
                                                       2000      1.123          0.999             --
                                                       1999      1.000          1.123             --




                      SEPARATE ACCOUNT CHARGES 1.25% 3% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2006      1.000          1.082                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864                 --
                                                       2005      0.787          0.821                 --
                                                       2004      0.754          0.787                 --
                                                       2003      0.610          0.754             22,659
                                                       2002      0.886          0.610             22,659
                                                       2001      1.000          0.886                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2006      1.245          1.481            480,420
                                                       2005      1.105          1.245            215,095
                                                       2004      1.000          1.105              9,707

  American Funds Growth Subaccount (Class 2) (5/04)..  2006      1.248          1.359            995,310
                                                       2005      1.088          1.248            772,513
                                                       2004      1.000          1.088             72,498

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2006      1.128          1.283          1,067,002
                                                       2005      1.079          1.128            817,288
                                                       2004      1.000          1.079            121,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676                 --
                                                       2005      0.584          0.682          9,178,965
                                                       2004      0.495          0.584          7,939,019
                                                       2003      0.401          0.495          6,290,465
                                                       2002      0.542          0.401          4,796,319
                                                       2001      0.743          0.542          1,489,104
                                                       2000      1.000          0.743            978,236

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)............................................  2006      1.740          2.277            109,197
                                                       2005      1.377          1.740            109,789
                                                       2004      1.116          1.377            105,009
                                                       2003      0.791          1.116            109,800
                                                       2002      0.906          0.791            101,806
                                                       2001      1.015          0.906            119,978
                                                       2000      1.502          1.015            122,227
                                                       1999      1.000          1.502             42,199

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (9/00).............................................  2006      2.445          3.203                 --
                                                       2005      2.310          2.445            757,893
                                                       2004      1.780          2.310            629,401
                                                       2003      1.345          1.780            529,773
                                                       2002      1.303          1.345            279,100
                                                       2001      1.213          1.303            106,721
                                                       2000      1.000          1.213             50,532

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99).....................................  2006      2.159          2.477            844,341
                                                       2005      1.998          2.159            800,005
                                                       2004      1.665          1.998            618,779
                                                       2003      1.188          1.665            514,784
                                                       2002      1.274          1.188            293,704
                                                       2001      1.153          1.274             96,667
                                                       2000      0.988          1.153             39,689
                                                       1999      1.000          0.988              3,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99).....................................  2006      0.996          1.146            419,766
                                                       2005      0.966          0.996            489,080
                                                       2004      0.931          0.966            647,261
                                                       2003      0.778          0.931            611,101
                                                       2002      0.946          0.778            578,067
                                                       2001      1.057          0.946            519,580
                                                       2000      1.077          1.057            509,909
                                                       1999      1.000          1.077            320,468

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (10/99)....................................  2006      1.530          1.568          1,348,039
                                                       2005      1.464          1.530          1,543,081
                                                       2004      1.332          1.464          1,603,199
                                                       2003      1.024          1.332          1,457,171
                                                       2002      1.282          1.024            882,429
                                                       2001      1.383          1.282            545,002
                                                       2000      1.236          1.383            349,550
                                                       1999      1.000          1.236             37,863

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704                 --
                                                       2005      1.335          1.458            231,875
                                                       2004      1.200          1.335             76,672
                                                       2003      1.000          1.200             33,400

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2006      1.548          1.958            413,972
                                                       2005      1.230          1.548            315,482
                                                       2004      1.000          1.230             46,605

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.254          1.505            588,361
                                                       2005      1.153          1.254            407,700
                                                       2004      1.000          1.153             57,503

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452                 --
                                                       2005      1.123          1.207          1,538,191
                                                       2004      1.000          1.123            283,880

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (9/99).......................  2006      1.492          1.528                 --
                                                       2005      1.491          1.492          1,412,007
                                                       2004      1.389          1.491          1,319,172
                                                       2003      1.089          1.389          1,064,575
                                                       2002      1.054          1.089            634,852
                                                       2001      0.974          1.054            426,670
                                                       2000      0.977          0.974            311,003
                                                       1999      1.000          0.977             93,082

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168                 --
                                                       2005      1.062          1.130            294,915
                                                       2004      0.993          1.062            390,516
                                                       2003      0.884          0.993            416,592
                                                       2002      0.960          0.884            215,744
                                                       2001      1.000          0.960              9,564

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2006      0.957          1.071            241,560
                                                       2005      0.865          0.957            236,155
                                                       2004      0.727          0.865            120,789
                                                       2003      0.546          0.727            127,957
                                                       2002      0.770          0.546                 --
                                                       2001      1.000          0.770                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2006      0.589          0.686            777,128
                                                       2005      0.565          0.589            635,473
                                                       2004      0.547          0.565            804,370
                                                       2003      0.448          0.547            812,834
                                                       2002      0.610          0.448            751,717
                                                       2001      0.799          0.610            609,833
                                                       2000      1.000          0.799            409,725

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299                 --
                                                       2005      1.123          1.154             80,991
                                                       2004      1.000          1.123              2,533

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.802          0.934            185,785
                                                       2005      0.814          0.802            151,931
                                                       2004      0.797          0.814            108,538
                                                       2003      0.654          0.797            102,277
                                                       2002      0.895          0.654             71,910
                                                       2001      1.000          0.895                 --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      0.916          0.971             51,560
                                                       2005      0.872          0.916             51,560
                                                       2004      0.858          0.872             58,711
                                                       2003      0.647          0.858             51,540
                                                       2002      0.895          0.647                 --
                                                       2001      1.000          0.895                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.152          1.284             71,257
                                                       2005      1.112          1.152             49,556
                                                       2004      0.974          1.112             34,048
                                                       2003      0.695          0.974             36,670
                                                       2002      0.946          0.695             15,142
                                                       2001      1.000          0.946             15,142

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/00).........  2006      1.598          1.864            522,620
                                                       2005      1.555          1.598            578,348
                                                       2004      1.454          1.555            769,056
                                                       2003      1.059          1.454            658,282
                                                       2002      1.431          1.059            387,617
                                                       2001      1.422          1.431            274,586
                                                       2000      1.000          1.422             62,150

  LMPVPI Investors Subaccount (Class I) (10/99)......  2006      1.331          1.554            185,164
                                                       2005      1.265          1.331            210,110
                                                       2004      1.160          1.265            238,681
                                                       2003      0.888          1.160            218,111
                                                       2002      1.168          0.888            166,614
                                                       2001      1.234          1.168            156,631
                                                       2000      1.084          1.234             55,437
                                                       1999      1.000          1.084              6,020

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2006      1.084          1.207            218,498
                                                       2005      1.046          1.084            365,697
                                                       2004      0.920          1.046            405,677
                                                       2003      0.626          0.920            354,641
                                                       2002      0.971          0.626            139,960
                                                       2001      1.000          0.971             83,878

  LMPVPI Total Return Subaccount (Class I) (9/00)....  2006      1.202          1.337             97,505
                                                       2005      1.178          1.202            124,412
                                                       2004      1.097          1.178            116,791
                                                       2003      0.958          1.097             54,550
                                                       2002      1.042          0.958             59,722
                                                       2001      1.064          1.042             59,722
                                                       2000      1.000          1.064              9,945

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (5/01).............  2006      1.043          1.182          1,290,828
                                                       2005      1.013          1.043          1,459,135
                                                       2004      0.942          1.013          1,710,244
                                                       2003      0.766          0.942          1,638,535
                                                       2002      0.941          0.766            870,255
                                                       2001      1.000          0.941              1,117

  LMPVPII Equity Index Subaccount (Class II) (7/99)..  2006      0.948          1.078          6,234,702
                                                       2005      0.921          0.948          6,882,940
                                                       2004      0.846          0.921          6,087,905
                                                       2003      0.671          0.846          4,785,205
                                                       2002      0.875          0.671          2,904,696
                                                       2001      1.011          0.875            986,668
                                                       2000      1.129          1.011            613,181
                                                       1999      1.000          1.129            317,090

  LMPVPII Fundamental Value Subaccount (5/01)........  2006      1.084          1.251          1,722,259
                                                       2005      1.048          1.084          1,959,578
                                                       2004      0.981          1.048          2,342,337
                                                       2003      0.716          0.981          1,858,465
                                                       2002      0.921          0.716            940,084
                                                       2001      1.000          0.921            132,819

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.010          1.038             32,889
                                                       2005      0.999          1.010            118,915
                                                       2004      1.000          0.999             86,026
                                                       2003      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (5/01).......  2006      1.001          1.075          3,583,573
                                                       2005      0.908          1.001          4,013,388
                                                       2004      0.836          0.908          3,794,044
                                                       2003      0.629          0.836          2,571,412
                                                       2002      0.946          0.629            771,825
                                                       2001      1.000          0.946            349,246

  LMPVPIII High Income Subaccount (8/99).............  2006      1.153          1.263            158,882
                                                       2005      1.137          1.153            182,840
                                                       2004      1.043          1.137            173,921
                                                       2003      0.828          1.043            148,031
                                                       2002      0.866          0.828            111,167
                                                       2001      0.912          0.866             49,735
                                                       2000      1.004          0.912             52,398
                                                       1999      1.000          1.004                 --

  LMPVPIII International All Cap Growth Subaccount
  (12/99)............................................  2006      0.949          1.179            440,943
                                                       2005      0.860          0.949            490,767
                                                       2004      0.739          0.860            609,375
                                                       2003      0.587          0.739            541,855
                                                       2002      0.800          0.587            310,549
                                                       2001      1.177          0.800            275,427
                                                       2000      1.563          1.177            247,679
                                                       1999      1.000          1.563             53,669

  LMPVPIII Large Cap Growth Subaccount (10/99).......  2006      0.999          1.032            920,580
                                                       2005      0.961          0.999          1,074,489
                                                       2004      0.970          0.961          1,236,132
                                                       2003      0.666          0.970            854,538
                                                       2002      0.896          0.666            331,327
                                                       2001      1.037          0.896            213,815
                                                       2000      1.128          1.037            178,384
                                                       1999      1.000          1.128             77,927

  LMPVPIII Social Awareness Stock Subaccount (7/99)..  2006      0.929          0.988            500,806
                                                       2005      0.901          0.929            501,930
                                                       2004      0.859          0.901            506,230
                                                       2003      0.675          0.859            485,603
                                                       2002      0.909          0.675            448,264
                                                       2001      1.092          0.909            159,905
                                                       2000      1.111          1.092            141,652
                                                       1999      1.000          1.111             57,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2006      1.129          1.308            582,270
                                                       2005      1.107          1.129            516,868
                                                       2004      1.000          1.107             79,477

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2006      1.241          1.376            512,690
                                                       2005      1.161          1.241            621,092
                                                       2004      1.000          1.161             36,456

Managed Assets Trust
  Managed Assets Trust (6/99)........................  2006      1.206          1.245                 --
                                                       2005      1.176          1.206          3,585,628
                                                       2004      1.088          1.176          3,650,452
                                                       2003      0.903          1.088          3,189,773
                                                       2002      1.000          0.903          2,415,855
                                                       2001      1.000          1.000          2,100,630
                                                       2001      1.067          1.000                 --
                                                       2000      1.098          1.067          1,799,521
                                                       1999      1.000          1.098                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.836            889,068

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.091            150,496

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.068             19,833

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.000          1.301            889,422

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.000          0.694          7,622,924

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2006      1.000          1.319          3,122,246

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.152            249,626

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2006      1.000          1.080            897,910

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.000          0.989             44,662

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.026             81,072

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.000          1.415            929,438

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.223          1,964,009

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.000          0.989            278,531

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.111                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.483          1,207,972

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.000          1.327            105,522

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99)...................................  2006      1.336          1.376         17,972,460
                                                       2005      1.325          1.336         20,679,610
                                                       2004      1.282          1.325         15,302,307
                                                       2003      1.230          1.282         10,176,397
                                                       2002      1.143          1.230          7,885,571
                                                       2001      1.083          1.143          3,246,930
                                                       2000      0.976          1.083            409,109
                                                       1999      1.000          0.976             49,414

  MetLife Investment International Stock Subaccount
  (Class I) (7/99)...................................  2006      1.130          1.412          8,805,817
                                                       2005      0.998          1.130         11,190,945
                                                       2004      0.880          0.998          8,679,287
                                                       2003      0.685          0.880          6,530,023
                                                       2002      0.893          0.685          4,552,992
                                                       2001      1.151          0.893          1,527,648
                                                       2000      1.267          1.151            347,387
                                                       1999      1.000          1.267             91,971

  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99)...................................  2006      0.765          0.851         20,296,567
                                                       2005      0.726          0.765         23,987,923
                                                       2004      0.668          0.726         17,649,834
                                                       2003      0.528          0.668         12,079,242
                                                       2002      0.693          0.528          7,754,372
                                                       2001      0.833          0.693          2,768,720
                                                       2000      0.992          0.833            626,483
                                                       1999      1.000          0.992             68,472

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99)...................................  2006      2.038          2.288          4,059,123
                                                       2005      1.924          2.038          4,822,772
                                                       2004      1.695          1.924          3,721,782
                                                       2003      1.199          1.695          2,740,029
                                                       2002      1.592          1.199          1,474,339
                                                       2001      1.587          1.592            530,066
                                                       2000      1.460          1.587            235,839
                                                       1999      1.000          1.460             29,981

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.000          1.058            538,833

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.303          1,912,258

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.156          3,426,808

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.000          0.934          3,449,775

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.000          1.348          5,837,885

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.000          1.078                 --
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.000          1.044             29,074
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.000          1.050            460,401
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.000          1.055            810,202
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.000          1.107            298,305
                                                       2005      1.000          1.000                 --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.000          1.505          6,681,315

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      1.000          1.053          1,938,251

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2006      1.000          1.627          1,113,196

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2006      1.000          1.403          2,762,290

Money Market Portfolio
  Money Market Subaccount (9/99).....................  2006      1.116          1.128                 --
                                                       2005      1.099          1.116          3,311,878
                                                       2004      1.101          1.099          2,821,194
                                                       2003      1.107          1.101          3,503,778
                                                       2002      1.105          1.107          3,223,219
                                                       2001      1.078          1.105          2,626,057
                                                       2000      1.028          1.078            911,055
                                                       1999      1.000          1.028            134,132

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.122          1.187                 --
                                                       2005      1.075          1.122            106,706
                                                       2004      1.000          1.075             40,148

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2006      1.010          1.004            183,569
                                                       2005      1.007          1.010            142,108

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.234          1.266          2,712,531
                                                       2005      1.220          1.234          2,687,126
                                                       2004      1.178          1.220          2,270,916
                                                       2003      1.135          1.178          2,784,528
                                                       2002      1.054          1.135          1,430,431
                                                       2001      1.000          1.054             25,722

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2006      0.822          0.901              1,846
                                                       2005      0.776          0.822              1,846
                                                       2004      0.730          0.776              1,846
                                                       2003      0.560          0.730              1,846
                                                       2002      0.806          0.560                 --
                                                       2001      1.000          0.806                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.126          1.421            306,157
                                                       2005      1.016          1.126            173,572
                                                       2004      0.886          1.016            166,176
                                                       2003      0.698          0.886            155,084
                                                       2002      0.858          0.698            111,279
                                                       2001      1.000          0.858              7,952

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.713          1.984          1,070,656
                                                       2005      1.620          1.713          1,078,884
                                                       2004      1.300          1.620            546,825
                                                       2003      0.879          1.300            304,761
                                                       2002      1.090          0.879            242,851
                                                       2001      1.000          1.090              2,364

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999                 --
                                                       2005      0.872          0.937             44,662
                                                       2004      0.830          0.872             40,953
                                                       2003      0.650          0.830             53,682
                                                       2002      0.864          0.650             64,399
                                                       2001      1.000          0.864                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096                 --
                                                       2005      1.037          1.028             42,156
                                                       2004      1.000          1.037             42,156

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99).............................................  2006      1.759          1.924                 --
                                                       2005      1.585          1.759          1,037,101
                                                       2004      1.378          1.585            959,983
                                                       2003      1.043          1.378            821,211
                                                       2002      1.233          1.043            507,530
                                                       2001      1.301          1.233            186,474
                                                       2000      1.129          1.301             88,563
                                                       1999      1.000          1.129             13,503

  Travelers Equity Income Subaccount (7/99)..........  2006      1.246          1.311                 --
                                                       2005      1.208          1.246          6,810,723
                                                       2004      1.113          1.208          6,282,506
                                                       2003      0.859          1.113          4,935,749
                                                       2002      1.011          0.859          3,021,391
                                                       2001      1.096          1.011            838,058
                                                       2000      1.017          1.096            437,309
                                                       1999      1.000          1.017            255,091

  Travelers Federated Stock Subaccount (11/01).......  2006      1.129          1.170                 --
                                                       2005      1.085          1.129             84,624
                                                       2004      0.994          1.085            168,501
                                                       2003      0.789          0.994            146,425
                                                       2002      0.990          0.789             65,464
                                                       2001      1.000          0.990             20,459

  Travelers Large Cap Subaccount (7/99)..............  2006      0.891          0.920                 --
                                                       2005      0.830          0.891          2,490,510
                                                       2004      0.789          0.830          2,565,167
                                                       2003      0.641          0.789          2,458,865
                                                       2002      0.841          0.641          2,003,276
                                                       2001      1.030          0.841          1,375,102
                                                       2000      1.219          1.030            804,272
                                                       1999      1.000          1.219             89,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      0.967          1.028                 --
                                                       2005      0.874          0.967            218,367
                                                       2004      0.764          0.874             74,341
                                                       2003      0.638          0.764             68,317
                                                       2002      0.863          0.638             41,538
                                                       2001      1.127          0.863              7,875
                                                       2000      1.209          1.127              7,875
                                                       1999      1.000          1.209                 --

  Travelers MFS Mid Cap Growth Subaccount (10/99)....  2006      1.021          1.081                 --
                                                       2005      1.003          1.021            737,928
                                                       2004      0.890          1.003            827,170
                                                       2003      0.658          0.890            794,275
                                                       2002      1.301          0.658            544,549
                                                       2001      1.726          1.301            587,839
                                                       2000      1.598          1.726            504,511
                                                       1999      1.000          1.598             91,838

  Travelers MFS Total Return Subaccount (7/99).......  2006      1.359          1.404                 --
                                                       2005      1.336          1.359          4,912,833
                                                       2004      1.214          1.336          3,493,408
                                                       2003      1.055          1.214          2,959,776
                                                       2002      1.127          1.055          2,301,022
                                                       2001      1.142          1.127            812,897
                                                       2000      0.991          1.142            487,321
                                                       1999      1.000          0.991            114,042

  Travelers MFS Value Subaccount (5/04)..............  2006      1.181          1.278                 --
                                                       2005      1.123          1.181            426,937
                                                       2004      1.000          1.123             62,053

  Travelers Mondrian International Stock Subaccount
  (8/99).............................................  2006      1.024          1.178                 --
                                                       2005      0.947          1.024            763,779
                                                       2004      0.828          0.947            858,165
                                                       2003      0.652          0.828            446,951
                                                       2002      0.759          0.652            377,746
                                                       2001      1.041          0.759             25,696
                                                       2000      1.190          1.041             17,988
                                                       1999      1.000          1.190                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (8/99)...........  2006      0.864          0.918                 --
                                                       2005      0.825          0.864            337,419
                                                       2004      0.752          0.825            344,641
                                                       2003      0.615          0.752            334,981
                                                       2002      0.893          0.615            335,084
                                                       2001      1.174          0.893            392,586
                                                       2000      0.956          1.174            135,986
                                                       1999      1.000          0.956              2,049

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053                 --
                                                       2005      1.000          0.999                 --

  Travelers Pioneer Strategic Income Subaccount
  (1/01).............................................  2006      1.413          1.428                 --
                                                       2005      1.380          1.413            948,526
                                                       2004      1.259          1.380            260,801
                                                       2003      1.067          1.259            247,782
                                                       2002      1.020          1.067             76,876
                                                       2001      1.000          1.020             30,002

  Travelers Quality Bond Subaccount (8/99)...........  2006      1.261          1.251                 --
                                                       2005      1.257          1.261          1,881,594
                                                       2004      1.232          1.257          1,837,114
                                                       2003      1.166          1.232          1,560,119
                                                       2002      1.116          1.166            958,999
                                                       2001      1.055          1.116            276,489
                                                       2000      0.998          1.055             54,601
                                                       1999      1.000          0.998              8,527

  Travelers Strategic Equity Subaccount (7/99).......  2006      0.845          0.883                 --
                                                       2005      0.838          0.845          1,586,262
                                                       2004      0.770          0.838          1,894,691
                                                       2003      0.588          0.770          2,051,381
                                                       2002      0.897          0.588          1,942,656
                                                       2001      1.048          0.897          1,358,290
                                                       2000      1.298          1.048            987,184
                                                       1999      1.000          1.298            226,122

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                 --
                                                       2005      1.000          1.000                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                 --
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.401          1.352                 --
                                                       2005      1.360          1.401          3,434,923
                                                       2004      1.298          1.360          3,318,271
                                                       2003      1.279          1.298          3,884,983
                                                       2002      1.140          1.279          2,882,790
                                                       2001      1.091          1.140            494,329
                                                       2000      0.965          1.091            141,994
                                                       1999      1.000          0.965             75,867

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2006      1.494          1.712            502,242
                                                       2005      1.453          1.494            518,195
                                                       2004      1.253          1.453             58,317
                                                       2003      1.000          1.253                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2006      0.857          0.903                 --
                                                       2005      0.804          0.857                 --
                                                       2004      0.784          0.804                 --
                                                       2003      0.632          0.784                 --
                                                       2002      0.909          0.632                 --
                                                       2001      1.000          0.909                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2006      0.762          0.772             79,487
                                                       2005      0.717          0.762             93,318
                                                       2004      0.680          0.717            110,263
                                                       2003      0.542          0.680             66,716
                                                       2002      0.815          0.542                 --
                                                       2001      1.000          0.815                 --

Variable Insurance Products Fund
  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029                 --
                                                       2005      0.969          0.993          3,126,450
                                                       2004      0.933          0.969          3,368,472
                                                       2003      0.803          0.933          2,588,801
                                                       2002      0.894          0.803          1,715,279
                                                       2001      0.947          0.894            294,346
                                                       2000      1.000          0.947            173,343

  VIP Contrafund Subaccount (Service Class 2)
  (5/01).............................................  2006      1.402          1.543          2,740,294
                                                       2005      1.217          1.402          2,781,525
                                                       2004      1.070          1.217          2,249,663
                                                       2003      0.845          1.070          1,627,008
                                                       2002      0.947          0.845            726,512
                                                       2001      1.000          0.947             21,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2006      1.133          1.273            192,692
                                                       2005      0.950          1.133            170,162
                                                       2004      0.950          0.950            206,566
                                                       2003      0.770          0.950            247,934
                                                       2002      0.844          0.770             53,586
                                                       2001      1.000          0.844                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2006      1.792          1.989          2,455,895
                                                       2005      1.537          1.792          2,302,391
                                                       2004      1.249          1.537          1,404,786
                                                       2003      0.914          1.249            836,747
                                                       2002      1.029          0.914            328,766
                                                       2001      1.000          1.029             32,298

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (3/00)..................................  2006      1.319          1.507            181,900
                                                       2005      1.146          1.319            135,322
                                                       2004      0.994          1.146            131,078
                                                       2003      0.727          0.994            150,458
                                                       2002      0.958          0.727            155,163
                                                       2001      0.932          0.958            115,369
                                                       2000      1.000          0.932             24,959




                      SEPARATE ACCOUNT CHARGES 1.25% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2006      1.000          1.082               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864               --
                                                       2005      0.787          0.821               --
                                                       2004      0.754          0.787               --
                                                       2003      0.610          0.754               --
                                                       2002      0.886          0.610               --
                                                       2001      1.000          0.886               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2006      1.245          1.481               --
                                                       2005      1.105          1.245               --
                                                       2004      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2) (5/04)..  2006      1.248          1.359               --
                                                       2005      1.088          1.248               --
                                                       2004      1.000          1.088               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2006      1.128          1.283               --
                                                       2005      1.079          1.128               --
                                                       2004      1.000          1.079               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676               --
                                                       2005      0.584          0.682               --
                                                       2004      0.495          0.584               --
                                                       2003      0.401          0.495               --
                                                       2002      0.542          0.401               --
                                                       2001      0.743          0.542               --
                                                       2000      1.000          0.743               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)............................................  2006      1.740          2.277               --
                                                       2005      1.377          1.740               --
                                                       2004      1.116          1.377               --
                                                       2003      0.791          1.116               --
                                                       2002      0.906          0.791               --
                                                       2001      1.015          0.906               --
                                                       2000      1.502          1.015               --
                                                       1999      1.000          1.502               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (9/00).............................................  2006      2.445          3.203               --
                                                       2005      2.310          2.445               --
                                                       2004      1.780          2.310               --
                                                       2003      1.345          1.780               --
                                                       2002      1.303          1.345               --
                                                       2001      1.213          1.303               --
                                                       2000      1.000          1.213               --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99).....................................  2006      2.159          2.477               --
                                                       2005      1.998          2.159               --
                                                       2004      1.665          1.998               --
                                                       2003      1.188          1.665               --
                                                       2002      1.274          1.188               --
                                                       2001      1.153          1.274               --
                                                       2000      0.988          1.153               --
                                                       1999      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99).....................................  2006      0.996          1.146               --
                                                       2005      0.966          0.996               --
                                                       2004      0.931          0.966               --
                                                       2003      0.778          0.931               --
                                                       2002      0.946          0.778               --
                                                       2001      1.057          0.946               --
                                                       2000      1.077          1.057               --
                                                       1999      1.000          1.077               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (10/99)....................................  2006      1.530          1.568               --
                                                       2005      1.464          1.530               --
                                                       2004      1.332          1.464               --
                                                       2003      1.024          1.332               --
                                                       2002      1.282          1.024               --
                                                       2001      1.383          1.282               --
                                                       2000      1.236          1.383               --
                                                       1999      1.000          1.236               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704               --
                                                       2005      1.335          1.458               --
                                                       2004      1.200          1.335               --
                                                       2003      1.000          1.200               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2006      1.548          1.958               --
                                                       2005      1.230          1.548               --
                                                       2004      1.000          1.230               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.254          1.505               --
                                                       2005      1.153          1.254               --
                                                       2004      1.000          1.153               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452               --
                                                       2005      1.123          1.207               --
                                                       2004      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (9/99).......................  2006      1.492          1.528               --
                                                       2005      1.491          1.492               --
                                                       2004      1.389          1.491               --
                                                       2003      1.089          1.389               --
                                                       2002      1.054          1.089               --
                                                       2001      0.974          1.054               --
                                                       2000      0.977          0.974               --
                                                       1999      1.000          0.977               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168               --
                                                       2005      1.062          1.130               --
                                                       2004      0.993          1.062               --
                                                       2003      0.884          0.993               --
                                                       2002      0.960          0.884               --
                                                       2001      1.000          0.960               --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2006      0.957          1.071               --
                                                       2005      0.865          0.957               --
                                                       2004      0.727          0.865               --
                                                       2003      0.546          0.727               --
                                                       2002      0.770          0.546               --
                                                       2001      1.000          0.770               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2006      0.589          0.686               --
                                                       2005      0.565          0.589               --
                                                       2004      0.547          0.565               --
                                                       2003      0.448          0.547               --
                                                       2002      0.610          0.448               --
                                                       2001      0.799          0.610               --
                                                       2000      1.000          0.799               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299               --
                                                       2005      1.123          1.154               --
                                                       2004      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.802          0.934               --
                                                       2005      0.814          0.802               --
                                                       2004      0.797          0.814               --
                                                       2003      0.654          0.797               --
                                                       2002      0.895          0.654               --
                                                       2001      1.000          0.895               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      0.916          0.971               --
                                                       2005      0.872          0.916               --
                                                       2004      0.858          0.872               --
                                                       2003      0.647          0.858               --
                                                       2002      0.895          0.647               --
                                                       2001      1.000          0.895               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.152          1.284               --
                                                       2005      1.112          1.152               --
                                                       2004      0.974          1.112               --
                                                       2003      0.695          0.974               --
                                                       2002      0.946          0.695               --
                                                       2001      1.000          0.946               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/00).........  2006      1.598          1.864               --
                                                       2005      1.555          1.598               --
                                                       2004      1.454          1.555               --
                                                       2003      1.059          1.454               --
                                                       2002      1.431          1.059               --
                                                       2001      1.422          1.431               --
                                                       2000      1.000          1.422               --

  LMPVPI Investors Subaccount (Class I) (10/99)......  2006      1.331          1.554               --
                                                       2005      1.265          1.331               --
                                                       2004      1.160          1.265               --
                                                       2003      0.888          1.160               --
                                                       2002      1.168          0.888               --
                                                       2001      1.234          1.168               --
                                                       2000      1.084          1.234               --
                                                       1999      1.000          1.084               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2006      1.084          1.207               --
                                                       2005      1.046          1.084               --
                                                       2004      0.920          1.046               --
                                                       2003      0.626          0.920               --
                                                       2002      0.971          0.626               --
                                                       2001      1.000          0.971               --

  LMPVPI Total Return Subaccount (Class I) (9/00)....  2006      1.202          1.337               --
                                                       2005      1.178          1.202               --
                                                       2004      1.097          1.178               --
                                                       2003      0.958          1.097               --
                                                       2002      1.042          0.958               --
                                                       2001      1.064          1.042               --
                                                       2000      1.000          1.064               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (5/01).............  2006      1.043          1.182               --
                                                       2005      1.013          1.043               --
                                                       2004      0.942          1.013               --
                                                       2003      0.766          0.942               --
                                                       2002      0.941          0.766               --
                                                       2001      1.000          0.941               --

  LMPVPII Equity Index Subaccount (Class II) (7/99)..  2006      0.948          1.078           26,752
                                                       2005      0.921          0.948           30,364
                                                       2004      0.846          0.921           32,933
                                                       2003      0.671          0.846           33,662
                                                       2002      0.875          0.671           36,096
                                                       2001      1.011          0.875               --
                                                       2000      1.129          1.011               --
                                                       1999      1.000          1.129               --

  LMPVPII Fundamental Value Subaccount (5/01)........  2006      1.084          1.251               --
                                                       2005      1.048          1.084               --
                                                       2004      0.981          1.048               --
                                                       2003      0.716          0.981               --
                                                       2002      0.921          0.716               --
                                                       2001      1.000          0.921               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.010          1.038               --
                                                       2005      0.999          1.010               --
                                                       2004      1.000          0.999               --
                                                       2003      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (5/01).......  2006      1.001          1.075               --
                                                       2005      0.908          1.001               --
                                                       2004      0.836          0.908               --
                                                       2003      0.629          0.836               --
                                                       2002      0.946          0.629               --
                                                       2001      1.000          0.946               --

  LMPVPIII High Income Subaccount (8/99).............  2006      1.153          1.263               --
                                                       2005      1.137          1.153               --
                                                       2004      1.043          1.137               --
                                                       2003      0.828          1.043               --
                                                       2002      0.866          0.828               --
                                                       2001      0.912          0.866               --
                                                       2000      1.004          0.912               --
                                                       1999      1.000          1.004               --

  LMPVPIII International All Cap Growth Subaccount
  (12/99)............................................  2006      0.949          1.179               --
                                                       2005      0.860          0.949               --
                                                       2004      0.739          0.860               --
                                                       2003      0.587          0.739               --
                                                       2002      0.800          0.587               --
                                                       2001      1.177          0.800               --
                                                       2000      1.563          1.177               --
                                                       1999      1.000          1.563               --

  LMPVPIII Large Cap Growth Subaccount (10/99).......  2006      0.999          1.032               --
                                                       2005      0.961          0.999               --
                                                       2004      0.970          0.961               --
                                                       2003      0.666          0.970               --
                                                       2002      0.896          0.666               --
                                                       2001      1.037          0.896               --
                                                       2000      1.128          1.037               --
                                                       1999      1.000          1.128               --

  LMPVPIII Social Awareness Stock Subaccount (7/99)..  2006      0.929          0.988               --
                                                       2005      0.901          0.929               --
                                                       2004      0.859          0.901               --
                                                       2003      0.675          0.859               --
                                                       2002      0.909          0.675               --
                                                       2001      1.092          0.909               --
                                                       2000      1.111          1.092               --
                                                       1999      1.000          1.111               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2006      1.129          1.308               --
                                                       2005      1.107          1.129               --
                                                       2004      1.000          1.107               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2006      1.241          1.376               --
                                                       2005      1.161          1.241               --
                                                       2004      1.000          1.161               --

Managed Assets Trust
  Managed Assets Trust (6/99)........................  2006      1.206          1.245               --
                                                       2005      1.176          1.206               --
                                                       2004      1.088          1.176               --
                                                       2003      0.903          1.088               --
                                                       2002      1.000          0.903               --
                                                       2001      1.000          1.000               --
                                                       2001      1.067          1.000               --
                                                       2000      1.098          1.067               --
                                                       1999      1.000          1.098               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.836               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.091               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.068               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.000          1.301               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.000          0.694               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2006      1.000          1.319               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.152               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2006      1.000          1.080               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.000          0.989               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.026               --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.000          1.415               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.223               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.111               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.483               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.000          1.327               --

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99)...................................  2006      1.336          1.376               --
                                                       2005      1.325          1.336               --
                                                       2004      1.282          1.325               --
                                                       2003      1.230          1.282               --
                                                       2002      1.143          1.230               --
                                                       2001      1.083          1.143               --
                                                       2000      0.976          1.083               --
                                                       1999      1.000          0.976               --

  MetLife Investment International Stock Subaccount
  (Class I) (7/99)...................................  2006      1.130          1.412               --
                                                       2005      0.998          1.130               --
                                                       2004      0.880          0.998               --
                                                       2003      0.685          0.880               --
                                                       2002      0.893          0.685               --
                                                       2001      1.151          0.893               --
                                                       2000      1.267          1.151               --
                                                       1999      1.000          1.267               --

  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99)...................................  2006      0.765          0.851               --
                                                       2005      0.726          0.765               --
                                                       2004      0.668          0.726               --
                                                       2003      0.528          0.668               --
                                                       2002      0.693          0.528               --
                                                       2001      0.833          0.693               --
                                                       2000      0.992          0.833               --
                                                       1999      1.000          0.992               --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99)...................................  2006      2.038          2.288               --
                                                       2005      1.924          2.038               --
                                                       2004      1.695          1.924               --
                                                       2003      1.199          1.695               --
                                                       2002      1.592          1.199               --
                                                       2001      1.587          1.592               --
                                                       2000      1.460          1.587               --
                                                       1999      1.000          1.460               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.000          1.058               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.303               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.156               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.000          0.934               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.000          1.348               --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.000          1.078               --
                                                       2005      1.000          1.000               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.000          1.044               --
                                                       2005      1.000          1.000               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.000          1.055               --
                                                       2005      1.000          1.000               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.000          1.107               --
                                                       2005      1.000          1.000               --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.000          1.505               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      1.000          1.053               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2006      1.000          1.627               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2006      1.000          1.403           10,229

Money Market Portfolio
  Money Market Subaccount (9/99).....................  2006      1.116          1.128               --
                                                       2005      1.099          1.116               --
                                                       2004      1.101          1.099               --
                                                       2003      1.107          1.101               --
                                                       2002      1.105          1.107               --
                                                       2001      1.078          1.105               --
                                                       2000      1.028          1.078               --
                                                       1999      1.000          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.122          1.187               --
                                                       2005      1.075          1.122               --
                                                       2004      1.000          1.075               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2006      1.010          1.004               --
                                                       2005      1.007          1.010               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.234          1.266               --
                                                       2005      1.220          1.234               --
                                                       2004      1.178          1.220               --
                                                       2003      1.135          1.178               --
                                                       2002      1.054          1.135               --
                                                       2001      1.000          1.054               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2006      0.822          0.901               --
                                                       2005      0.776          0.822               --
                                                       2004      0.730          0.776               --
                                                       2003      0.560          0.730               --
                                                       2002      0.806          0.560               --
                                                       2001      1.000          0.806               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.126          1.421               --
                                                       2005      1.016          1.126               --
                                                       2004      0.886          1.016               --
                                                       2003      0.698          0.886               --
                                                       2002      0.858          0.698               --
                                                       2001      1.000          0.858               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.713          1.984               --
                                                       2005      1.620          1.713               --
                                                       2004      1.300          1.620               --
                                                       2003      0.879          1.300               --
                                                       2002      1.090          0.879               --
                                                       2001      1.000          1.090               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999               --
                                                       2005      0.872          0.937               --
                                                       2004      0.830          0.872               --
                                                       2003      0.650          0.830               --
                                                       2002      0.864          0.650               --
                                                       2001      1.000          0.864               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096               --
                                                       2005      1.037          1.028               --
                                                       2004      1.000          1.037               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99).............................................  2006      1.759          1.924               --
                                                       2005      1.585          1.759               --
                                                       2004      1.378          1.585               --
                                                       2003      1.043          1.378               --
                                                       2002      1.233          1.043               --
                                                       2001      1.301          1.233               --
                                                       2000      1.129          1.301               --
                                                       1999      1.000          1.129               --

  Travelers Equity Income Subaccount (7/99)..........  2006      1.246          1.311               --
                                                       2005      1.208          1.246               --
                                                       2004      1.113          1.208               --
                                                       2003      0.859          1.113               --
                                                       2002      1.011          0.859               --
                                                       2001      1.096          1.011               --
                                                       2000      1.017          1.096               --
                                                       1999      1.000          1.017               --

  Travelers Federated Stock Subaccount (11/01).......  2006      1.129          1.170               --
                                                       2005      1.085          1.129               --
                                                       2004      0.994          1.085               --
                                                       2003      0.789          0.994               --
                                                       2002      0.990          0.789               --
                                                       2001      1.000          0.990               --

  Travelers Large Cap Subaccount (7/99)..............  2006      0.891          0.920               --
                                                       2005      0.830          0.891               --
                                                       2004      0.789          0.830               --
                                                       2003      0.641          0.789               --
                                                       2002      0.841          0.641               --
                                                       2001      1.030          0.841               --
                                                       2000      1.219          1.030               --
                                                       1999      1.000          1.219               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      0.967          1.028               --
                                                       2005      0.874          0.967               --
                                                       2004      0.764          0.874               --
                                                       2003      0.638          0.764               --
                                                       2002      0.863          0.638               --
                                                       2001      1.127          0.863               --
                                                       2000      1.000          1.127               --
                                                       2000      1.209          1.000               --
                                                       1999      1.000          1.209               --

  Travelers MFS Mid Cap Growth Subaccount (10/99)....  2006      1.021          1.081               --
                                                       2005      1.003          1.021               --
                                                       2004      0.890          1.003               --
                                                       2003      0.658          0.890               --
                                                       2002      1.301          0.658               --
                                                       2001      1.726          1.301               --
                                                       2000      1.598          1.726               --
                                                       1999      1.000          1.598               --

  Travelers MFS Total Return Subaccount (7/99).......  2006      1.359          1.404               --
                                                       2005      1.336          1.359               --
                                                       2004      1.214          1.336               --
                                                       2003      1.055          1.214               --
                                                       2002      1.127          1.055               --
                                                       2001      1.142          1.127               --
                                                       2000      0.991          1.142               --
                                                       1999      1.000          0.991               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.181          1.278               --
                                                       2005      1.123          1.181               --
                                                       2004      1.000          1.123               --

  Travelers Mondrian International Stock Subaccount
  (8/99).............................................  2006      1.024          1.178               --
                                                       2005      0.947          1.024               --
                                                       2004      0.828          0.947               --
                                                       2003      0.652          0.828               --
                                                       2002      0.759          0.652               --
                                                       2001      1.041          0.759               --
                                                       2000      1.190          1.041               --
                                                       1999      1.000          1.190               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (8/99)...........  2006      0.864          0.918               --
                                                       2005      0.825          0.864               --
                                                       2004      0.752          0.825               --
                                                       2003      0.615          0.752               --
                                                       2002      0.893          0.615               --
                                                       2001      1.174          0.893               --
                                                       2000      0.956          1.174               --
                                                       1999      1.000          0.956               --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (1/01).............................................  2006      1.413          1.428               --
                                                       2005      1.380          1.413               --
                                                       2004      1.259          1.380               --
                                                       2003      1.067          1.259               --
                                                       2002      1.020          1.067               --
                                                       2001      1.000          1.020               --

  Travelers Quality Bond Subaccount (8/99)...........  2006      1.261          1.251               --
                                                       2005      1.257          1.261               --
                                                       2004      1.232          1.257               --
                                                       2003      1.166          1.232               --
                                                       2002      1.116          1.166               --
                                                       2001      1.055          1.116               --
                                                       2000      0.998          1.055               --
                                                       1999      1.000          0.998               --

  Travelers Strategic Equity Subaccount (7/99).......  2006      0.845          0.883               --
                                                       2005      0.838          0.845               --
                                                       2004      0.770          0.838               --
                                                       2003      0.588          0.770               --
                                                       2002      0.897          0.588               --
                                                       2001      1.048          0.897               --
                                                       2000      1.298          1.048               --
                                                       1999      1.000          1.298               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032               --
                                                       2005      1.000          1.000               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000               --
                                                       2005      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.401          1.352               --
                                                       2005      1.360          1.401           11,607
                                                       2004      1.298          1.360           12,587
                                                       2003      1.279          1.298           12,879
                                                       2002      1.140          1.279           13,811
                                                       2001      1.091          1.140               --
                                                       2000      0.965          1.091               --
                                                       1999      1.000          0.965               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2006      1.494          1.712               --
                                                       2005      1.453          1.494               --
                                                       2004      1.253          1.453               --
                                                       2003      1.000          1.253               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2006      0.857          0.903               --
                                                       2005      0.804          0.857               --
                                                       2004      0.784          0.804               --
                                                       2003      0.632          0.784               --
                                                       2002      0.909          0.632               --
                                                       2001      1.000          0.909               --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2006      0.762          0.772               --
                                                       2005      0.717          0.762               --
                                                       2004      0.680          0.717               --
                                                       2003      0.542          0.680               --
                                                       2002      0.815          0.542               --
                                                       2001      1.000          0.815               --

Variable Insurance Products Fund
  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029               --
                                                       2005      0.969          0.993               --
                                                       2004      0.933          0.969               --
                                                       2003      0.803          0.933               --
                                                       2002      0.894          0.803               --
                                                       2001      0.947          0.894               --
                                                       2000      1.000          0.947               --

  VIP Contrafund Subaccount (Service Class 2)
  (5/01).............................................  2006      1.402          1.543               --
                                                       2005      1.217          1.402               --
                                                       2004      1.070          1.217               --
                                                       2003      0.845          1.070               --
                                                       2002      0.947          0.845               --
                                                       2001      1.000          0.947               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2006      1.133          1.273               --
                                                       2005      0.950          1.133               --
                                                       2004      0.950          0.950               --
                                                       2003      0.770          0.950               --
                                                       2002      0.844          0.770               --
                                                       2001      1.000          0.844               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2006      1.792          1.989               --
                                                       2005      1.537          1.792               --
                                                       2004      1.249          1.537               --
                                                       2003      0.914          1.249               --
                                                       2002      1.029          0.914               --
                                                       2001      1.000          1.029               --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (3/00)..................................  2006      1.319          1.507               --
                                                       2005      1.146          1.319               --
                                                       2004      0.994          1.146               --
                                                       2003      0.727          0.994               --
                                                       2002      0.958          0.727               --
                                                       2001      0.932          0.958               --
                                                       2000      1.000          0.932               --




                      SEPARATE ACCOUNT CHARGES 1.25% 33 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.270             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2006      1.000          1.367             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)...........  2006      1.234          1.222             --
                                                       2005      1.233          1.234             --
                                                       2004      1.213          1.233             --
                                                       2003      1.152          1.213             --
                                                       2002      1.106          1.152             --
                                                       2001      1.049          1.106             --
                                                       2000      0.996          1.049             --
                                                       1999      1.000          0.996             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.370          1.321             --
                                                       2005      1.334          1.370             --
                                                       2004      1.277          1.334             --
                                                       2003      1.263          1.277             --
                                                       2002      1.129          1.263             --
                                                       2001      1.084          1.129             --
                                                       2000      0.962          1.084             --
                                                       1999      1.000          0.962             --




                      SEPARATE ACCOUNT CHARGES 1.25% 53 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2006      1.000          1.250             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2006      1.000          1.346             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)...........  2006      1.217          1.205             --
                                                       2005      1.219          1.217             --
                                                       2004      1.201          1.219             --
                                                       2003      1.143          1.201             --
                                                       2002      1.100          1.143             --
                                                       2001      1.045          1.100             --
                                                       2000      0.994          1.045             --
                                                       1999      1.000          0.994             --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.352          1.303             --
                                                       2005      1.319          1.352             --
                                                       2004      1.265          1.319             --
                                                       2003      1.253          1.265             --
                                                       2002      1.123          1.253             --
                                                       2001      1.080          1.123             --
                                                       2000      0.961          1.080             --
                                                       1999      1.000          0.961             --

                      SEPARATE ACCOUNT CHARGES 1.25% 83 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class II) (7/99)..  2006      0.896          1.011             --
                                                       2005      0.878          0.896             --
                                                       2004      0.813          0.878             --
                                                       2003      0.650          0.813             --
                                                       2002      0.855          0.650             --
                                                       2001      0.996          0.855             --
                                                       2000      1.122          0.996             --
                                                       1999      1.000          1.122             --




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix F for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/05, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust -- MFS Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers S+A54eries Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS Total Return merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

ANNUAL REPORT
December 31, 2006

                       MetLife of CT Separate Account Five
                            for Variable Annuities of
                    MetLife Insurance Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account Five for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account Five for Variable Annuities (formerly, The Travelers Separate Account Five for Variable Annuities) (the "Separate Account") of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) ("MICC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MICC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth and Income Subaccount (Class 2) American Funds Growth Subaccount (Class 2)
Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Delaware VIP Small Cap Value Subaccount (Standard Class) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount
(Class 2)
FTVIPT Templeton Foreign Securities Subaccount (Class 2) FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Subaccount
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares) Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI Investors Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class I)
LMPVPII Appreciation Subaccount
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Social Awareness Stock Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid Cap Value Subaccount (Class VC)
Managed Assets Subaccount
MetLife Investment Diversified Bond Subaccount (Class I) MetLife Investment International Stock Subaccount (Class I) MetLife Investment Large Company Stock Subaccount (Class I) MetLife Investment Small Company Stock Subaccount (Class I) MIST Batterymarch Mid Cap Stock Subaccount (Class A)
MIST BlackRock Large Cap Core Subaccount (Class A)
MIST Dreman Small Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A) MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Subaccount
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount
(Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount
(Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount
(Class A)
MSF Western Asset Management U.S. Government Subaccount
(Class A)
Oppenheimer Main -Street/VA Subaccount ( Service Shares) PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class) Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers U.S. Government Securities Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)
VIP Asset Manager Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2) VIP Mid Cap Subaccount (Service Class 2)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                     American Funds       American Funds        American Funds         Credit Suisse
                                      Global Growth           Growth          Growth and Income        Trust Emerging
                                       Subaccount           Subaccount            Subaccount              Markets
                                        (Class 2)            (Class 2)             (Class 2)             Subaccount
                                    ---------------       ---------------       ---------------       ---------------
Assets:
  Investments at market value       $       717,199       $     1,493,750       $     1,514,166       $       288,515
                                    ---------------       ---------------       ---------------       ---------------
      Total Assets ..........               717,199             1,493,750             1,514,166               288,515
                                    ---------------       ---------------       ---------------       ---------------
Liabilities:
  Payables:
    Insurance charges .......                    49                    99                   100                    18
                                    ---------------       ---------------       ---------------       ---------------
      Total Liabilities .....                    49                    99                   100                    18
                                    ---------------       ---------------       ---------------       ---------------
Net Assets: .................       $       717,150       $     1,493,651       $     1,514,066       $       288,497
                                    ===============       ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                            Dreyfus VIF        FTVIPT Templeton
                                                Delaware VIP         Dreyfus VIF             Developing           Developing
                                              Small Cap Value        Appreciation             Leaders         Markets Securities
                                                 Subaccount           Subaccount             Subaccount           Subaccount
                                              (Standard Class)     (Initial Shares)       (Initial Shares)         (Class 2)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $    2,327,773        $      646,258        $    2,406,302        $      967,911
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            2,327,773               646,258             2,406,302               967,911
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  154                    40                   158                    63
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                  154                    40                   158                    63
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $    2,327,619        $      646,218        $    2,406,144        $      967,848
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

  FTVIPT Templeton      Janus Aspen            Janus Aspen                               LMPIS Premier           LMPVPV Small
 Foreign Securities    Mid Cap Growth        Worldwide Growth       LMPIS Dividend       Selections All           Cap Growth
     Subaccount          Subaccount             Subaccount             Strategy            Cap Growth           Opportunities
      (Class 2)       (Service Shares)       (Service Shares)         Subaccount           Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,059,109        $      353,295        $      532,955        $      179,801        $       50,041        $      111,274
  --------------        --------------        --------------        --------------        --------------        --------------
       1,059,109               353,295               532,955               179,801                50,041               111,274
  --------------        --------------        --------------        --------------        --------------        --------------


              68                    22                    36                    12                     3                     8
  --------------        --------------        --------------        --------------        --------------        --------------
              68                    22                    36                    12                     3                     8
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,059,041        $      353,273        $      532,919        $      179,789        $       50,038        $      111,266
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                       LMPVPI                 LMPVPI               LMPVPI
                                              LMPVPI All Cap         Investors           Small Cap Growth       Total Return
                                                Subaccount           Subaccount             Subaccount           Subaccount
                                                 (Class I)            (Class I)              (Class I)            (Class I)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      984,883        $      298,528        $      283,210        $      130,319
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              984,883               298,528               283,210               130,319
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   67                    20                    19                     9
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   67                    20                    19                     9
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      984,816        $      298,508        $      283,191        $      130,310
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                          LMPVPII                LMPVPII               LMPVPIII              LMPVPIII
    LMPVPII             Equity Index           Fundamental            Adjustable            Aggressive              LMPVPIII
  Appreciation           Subaccount               Value              Rate Income              Growth              High Income
   Subaccount            (Class II)             Subaccount            Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,567,373        $    7,250,958        $    2,202,221        $       34,142        $    4,193,660        $      254,865
  --------------        --------------        --------------        --------------        --------------        --------------
       1,567,373             7,250,958             2,202,221                34,142             4,193,660               254,865
  --------------        --------------        --------------        --------------        --------------        --------------


             106                   484                   149                     2                   279                    16
  --------------        --------------        --------------        --------------        --------------        --------------
             106                   484                   149                     2                   279                    16
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,567,267        $    7,250,474        $    2,202,072        $       34,140        $    4,193,381        $      254,849
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 LMPVPIII                                    LMPVPIII           Lord Abbett
                                              International           LMPVPIII           Social Awareness    Growth and Income
                                              All Cap Growth      Large Cap Growth            Stock              Subaccount
                                                Subaccount           Subaccount             Subaccount           (Class VC)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      520,057        $      986,051        $      499,069        $      823,005
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              520,057               986,051               499,069               823,005
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   36                    67                    34                    55
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   36                    67                    34                    55
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      520,021        $      985,984        $      499,035        $      822,950
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                          MIST Harris
   Lord Abbett        MIST Batterymarch      MIST BlackRock         MIST Dreman             Oakmark               MIST Janus
  Mid Cap Value         Mid Cap Stock        Large Cap Core       Small Cap Value        International       Capital Appreciation
    Subaccount            Subaccount           Subaccount            Subaccount            Subaccount             Subaccount
    (Class VC)             (Class A)            (Class A)             (Class A)             (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      719,380        $    1,671,518        $      164,232        $       21,190        $    1,159,103        $    5,698,265
  --------------        --------------        --------------        --------------        --------------        --------------
         719,380             1,671,518               164,232                21,190             1,159,103             5,698,265
  --------------        --------------        --------------        --------------        --------------        --------------


              49                   114                    11                     1                    76                   380
  --------------        --------------        --------------        --------------        --------------        --------------
              49                   114                    11                     1                    76                   380
  --------------        --------------        --------------        --------------        --------------        --------------
  $      719,331        $    1,671,404        $      164,221        $       21,189        $    1,159,027        $    5,697,885
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 MIST Legg            MIST Lord           MIST Lord           MIST Met/AIM
                                               Mason Partners        Abbett Bond        Abbett Growth           Capital
                                               Managed Assets         Debenture           and Income          Appreciation
                                                 Subaccount           Subaccount          Subaccount           Subaccount
                                                  (Class A)            (Class A)           (Class B)            (Class A)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $    4,225,309        $      287,499        $      975,458        $       51,025
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            4,225,309               287,499               975,458                51,025
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  287                    20                    53                     4
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                  287                    20                    53                     4
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $    4,225,022        $      287,479        $      975,405        $       51,021
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

   MIST Met/AIM                              MIST Neuberger                                                       MIST Third
    Small Cap             MIST MFS(R)              Berman             MIST Pioneer          MIST Pioneer           Avenue Small
      Growth                Value             Real Estate               Fund            Strategic Income          Cap Value
    Subaccount            Subaccount           Subaccount            Subaccount            Subaccount             Subaccount
     (Class A)             (Class A)            (Class A)             (Class A)             (Class A)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       83,212        $    1,643,563        $    2,680,838        $      311,216        $    2,078,772        $      182,659
  --------------        --------------        --------------        --------------        --------------        --------------
          83,212             1,643,563             2,680,838               311,216             2,078,772               182,659
  --------------        --------------        --------------        --------------        --------------        --------------


               6                   105                   177                    20                   135                    12
  --------------        --------------        --------------        --------------        --------------        --------------
               6                   105                   177                    20                   135                    12
  --------------        --------------        --------------        --------------        --------------        --------------
  $       83,206        $    1,643,458        $    2,680,661        $      311,196        $    2,078,637        $      182,647
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 MetLife               MetLife             MetLife             MetLife
                                                Investment           Investment       Investment Large     Investment Small
                                             Diversified Bond   International Stock    Company Stock        Company Stock
                                                Subaccount           Subaccount          Subaccount           Subaccount
                                                 (Class I)            (Class I)           (Class I)            (Class I)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $   26,979,444        $   13,161,933        $   18,197,651        $    9,701,034
                                              --------------        --------------        --------------        --------------
      Total Assets ....................           26,979,444            13,161,933            18,197,651             9,701,034
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                1,792                   883                 1,223                   654
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                1,792                   883                 1,223                   654
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $   26,977,652        $   13,161,050        $   18,196,428        $    9,700,380
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                                 MSF MetLife
  MSF BlackRock         MSF BlackRock          MSF BlackRock             MSF FI              MSF FI              Conservative
Aggressive Growth        Bond Income            Money Market           Large Cap         Value Leaders            Allocation
    Subaccount            Subaccount             Subaccount            Subaccount          Subaccount             Subaccount
     (Class D)             (Class A)              (Class A)             (Class A)           (Class D)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      619,030        $    2,517,603        $    4,346,688        $    3,343,463        $    8,533,893        $       30,358
  --------------        --------------        --------------        --------------        --------------        --------------
         619,030             2,517,603             4,346,688             3,343,463             8,533,893                30,358
  --------------        --------------        --------------        --------------        --------------        --------------


              41                   172                   288                   226                   568                     2
  --------------        --------------        --------------        --------------        --------------        --------------
              41                   172                   288                   226                   568                     2
  --------------        --------------        --------------        --------------        --------------        --------------
  $      618,989        $    2,517,431        $    4,346,400        $    3,343,237        $    8,533,325        $       30,356
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                MSF MetLife         MSF MetLife            MSF MetLife
                                             Conservative to          Moderate             Moderate to            MSF MFS(R)
                                           Moderate Allocation       Allocation       Aggressive Allocation     Total Return
                                                Subaccount           Subaccount             Subaccount           Subaccount
                                                 (Class B)            (Class B)              (Class B)            (Class F)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      494,116        $      854,818        $      330,189        $   11,491,145
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              494,116               854,818               330,189            11,491,145
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   33                    58                    22                   752
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   33                    58                    22                   752
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      494,083        $      854,760        $      330,167        $   11,490,393
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                        MSF Western            MSF Western            PIMCO VIT             PIMCO VIT
  MSF Oppenheimer       Asset Management       Asset Management        Real Return           Total Return            Putnam VT
 Global Equity        High Yield Bond        U.S. Government          Subaccount            Subaccount          Discovery Growth
   Subaccount            Subaccount             Subaccount         (Administrative       (Administrative           Subaccount
    (Class B)             (Class A)              (Class A)              Class)                Class)               (Class IB)
  --------------        --------------        --------------        --------------        --------------        --------------

  $    2,393,809        $    2,017,433        $    4,260,544        $      184,332        $    3,585,413        $        1,665
  --------------        --------------        --------------        --------------        --------------        --------------
       2,393,809             2,017,433             4,260,544               184,332             3,585,413                 1,665
  --------------        --------------        --------------        --------------        --------------        --------------


             154                   133                   248                    13                   242                     1
  --------------        --------------        --------------        --------------        --------------        --------------
             154                   133                   248                    13                   242                     1
  --------------        --------------        --------------        --------------        --------------        --------------
  $    2,393,655        $    2,017,300        $    4,260,296        $      184,319        $    3,585,171        $        1,664
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                        Putnam VT                                                       Van Kampen
                                      International          Putnam VT           Van Kampen           LIT Strategic
                                          Equity          Small Cap Value       LIT Comstock              Growth
                                        Subaccount           Subaccount          Subaccount             Subaccount
                                        (Class IB)           (Class IB)           (Class II)            (Class II)
                                    ---------------       ---------------       ---------------       ---------------
Assets:
  Investments at market value       $       434,986       $     2,214,078       $       884,775       $        61,383
                                    ---------------       ---------------       ---------------       ---------------
      Total Assets ..........               434,986             2,214,078               884,775                61,383
                                    ---------------       ---------------       ---------------       ---------------
Liabilities:
  Payables:
    Insurance charges .......                    30                   149                    60                     4
                                    ---------------       ---------------       ---------------       ---------------
      Total Liabilities .....                    30                   149                    60                     4
                                    ---------------       ---------------       ---------------       ---------------
Net Assets: .................       $       434,956       $     2,213,929       $       884,715       $        61,379
                                    ===============       ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                         VIP Dynamic                                Wells Fargo VT
                           Capital                                    Advantage
  VIP Contrafund(R)      Appreciation          VIP Mid Cap            Small/Mid
    Subaccount            Subaccount            Subaccount            Cap Value
 (Service Class 2)     (Service Class 2)     (Service Class 2)        Subaccount
  ---------------       ---------------       ---------------       ---------------

  $     4,484,552       $       245,360       $     5,407,336       $       274,116
  ---------------       ---------------       ---------------       ---------------
        4,484,552               245,360             5,407,336               274,116
  ---------------       ---------------       ---------------       ---------------


              301                    17                   357                    19
  ---------------       ---------------       ---------------       ---------------
              301                    17                   357                    19
  ---------------       ---------------       ---------------       ---------------
  $     4,484,251       $       245,343       $     5,406,979       $       274,097
  ===============       ===============       ===============       ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                                                             American
                                                 American                                     Funds
                                                   Funds              American                Growth
                                                  Global               Funds                   and
                                                  Growth               Growth                 Income               Capital
                                                Subaccount           Subaccount             Subaccount           Appreciation
                                                 (Class 2)           (Class 2)              (Class 2)             Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        3,433        $       11,311        $       21,404        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                5,370                16,568                14,842                26,255
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......               (1,937)               (5,257)                6,562               (26,255)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                 8,465                28,998               245,425
    Realized gain (loss) on sale
      of investments ..................                6,588                27,182                13,181             1,455,419
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                6,588                35,647                42,179             1,700,844
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               73,239                89,424               114,261            (1,735,462)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       77,890        $      119,814        $      163,002        $      (60,873)
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 Delaware
                                                   VIP                                       Dreyfus
    Credit                  Delaware              Small                Dreyfus                 VIF                FTVIPT
    Suisse                    VIP                  Cap                   VIF                Developing            Mutual
     Trust                    Reit                Value             Appreciation             Leaders              Shares
   Emerging                Subaccount           Subaccount           Subaccount             Subaccount          Securities
    Markets                (Standard            (Standard             (Initial               (Initial           Subaccount
  Subaccount                 Class)               Class)               Shares)               Shares)            (Class 2)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        1,410        $       42,741        $        5,192        $       10,542        $       10,285        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           3,024                 8,566                26,022                 7,304                30,386                 1,453
  --------------        --------------        --------------        --------------        --------------        --------------
          (1,614)               34,175               (20,830)                3,238               (20,101)               (1,453)
  --------------        --------------        --------------        --------------        --------------        --------------


           3,462               142,504               137,849                    --               212,694                    --

          34,474               350,896                39,076                13,526                43,150                58,633
  --------------        --------------        --------------        --------------        --------------        --------------
          37,936               493,400               176,925                13,526               255,844                58,633
  --------------        --------------        --------------        --------------        --------------        --------------

          27,854              (359,977)              130,322                73,711              (176,867)              (32,525)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       64,176        $      167,598        $      286,417        $       90,475        $       58,876        $       24,655
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             FTVIPT Templeton          FTVIPT                 FTVIPT
                                            Developing Markets   Templeton Foreign          Templeton
                                                Securities           Securities         Growth Securities
                                                Subaccount           Subaccount             Subaccount        High Yield Bond
                                                 (Class 2)            (Class 2)              (Class 2)           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        9,540        $       12,101        $           --        $      154,235
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,729                10,960                 8,710                 9,139
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......                 (189)                1,141                (8,710)              145,096
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                12,299
    Realized gain (loss) on sale
      of investments ..................               26,432                27,783               338,206                37,095
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               26,432                27,783               338,206                49,394
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              156,456               139,627              (135,961)             (140,164)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      182,699        $      168,551        $      193,535        $       54,326
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Janus Aspen           Janus Aspen            Janus Aspen             Lazard                                      LMPIS
     Balanced           Mid Cap Growth        Worldwide Growth        Retirement             LMPIS            Premier Selections
    Subaccount            Subaccount             Subaccount           Small Cap        Dividend Strategy        All Cap Growth
 (Service Shares)      (Service Shares)       (Service Shares)        Subaccount           Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           --        $        7,554        $           --        $        3,673        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           1,541                 3,689                 5,520                 1,502                 1,708                   601
  --------------        --------------        --------------        --------------        --------------        --------------
          (1,541)               (3,689)                2,034                (1,502)                1,965                  (601)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                12,573                    --                 1,619

          76,823                 7,015                  (537)                6,625                 4,606                    82
  --------------        --------------        --------------        --------------        --------------        --------------
          76,823                 7,015                  (537)               19,198                 4,606                 1,701
  --------------        --------------        --------------        --------------        --------------        --------------

         (62,245)               34,249                71,659                   795                15,272                 1,732
  --------------        --------------        --------------        --------------        --------------        --------------

  $       13,037        $       37,575        $       73,156        $       18,491        $       21,843        $        2,832
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               LMPVPV Small                                  LMPVPI            LMPVPI Small
                                                Cap Growth         LMPVPI All Cap          Investors            Cap Growth
                                              Opportunities          Subaccount            Subaccount           Subaccount
                                                Subaccount            (Class I)             (Class I)            (Class I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $       12,656        $        4,613        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                1,183                11,605                 3,621                 5,153
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......               (1,183)                1,051                   992                (5,153)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                7,390                34,239                 6,619                13,387
    Realized gain (loss) on sale
      of investments ..................                2,098                31,262                11,473                47,269
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                9,488                65,501                18,092                60,656
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               (1,540)               77,507                27,242               (15,478)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        6,765        $      144,059        $       46,326        $       40,025
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     LMPVPI                                      LMPVPII               LMPVPII               LMPVPIII
  Total Return            LMPVPII              Equity Index          Fundamental            Adjustable            LMPVPIII
   Subaccount           Appreciation            Subaccount              Value              Rate Income       Aggressive Growth
    (Class I)            Subaccount             (Class II)            Subaccount            Subaccount           Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $        2,654        $       16,638        $       93,042        $       33,916        $        1,544        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           1,825                19,531                85,946                26,593                 1,085                51,789
  --------------        --------------        --------------        --------------        --------------        --------------
             829                (2,893)                7,096                 7,323                   459               (51,789)
  --------------        --------------        --------------        --------------        --------------        --------------


           2,315                43,771                87,591                86,087                    --                 4,480

           3,649                63,768               149,137                66,413                 1,203               124,554
  --------------        --------------        --------------        --------------        --------------        --------------
           5,964               107,539               236,728               152,500                 1,203               129,034
  --------------        --------------        --------------        --------------        --------------        --------------

           7,627                90,344               653,037               147,077                   608               219,232
  --------------        --------------        --------------        --------------        --------------        --------------

  $       14,420        $      194,990        $      896,861        $      306,900        $        2,270        $      296,477
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                      LMPVPIII
                                                 LMPVPIII          International             LMPVPIII          LMPVPIII Social
                                               High Income         All Cap Growth        Large Cap Growth     Awareness Stock
                                                Subaccount           Subaccount             Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       19,371        $       10,237        $        1,505        $        2,542
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                3,060                 6,184                12,729                 5,914
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......               16,311                 4,053               (11,224)               (3,372)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                10,463                    --                    --
    Realized gain (loss) on sale
      of investments ..................                  548                28,447                15,439                 3,083
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  548                38,910                15,439                 3,083
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                7,368                65,450                20,236                30,219
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       24,227        $      108,413        $       24,451        $       29,930
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Lord Abbett           Lord Abbett                             MIST Batterymarch       MIST BlackRock          MIST Dreman
Growth and Income       Mid Cap Value             Managed          Mid Cap Stock         Large Cap Core        Small Cap Value
    Subaccount            Subaccount               Assets            Subaccount            Subaccount             Subaccount
    (Class VC)            (Class VC)             Subaccount           (Class A)             (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        9,711        $        3,669        $       98,121        $           --        $           --        $           87
  --------------        --------------        --------------        --------------        --------------        --------------

           8,860                 9,852                17,716                14,415                 1,490                    34
  --------------        --------------        --------------        --------------        --------------        --------------
             851                (6,183)               80,405               (14,415)               (1,490)                   53
  --------------        --------------        --------------        --------------        --------------        --------------


          26,023                57,171               133,106                    --                    --                    51

          10,828                 6,009               136,117               (16,953)                 (540)                    1
  --------------        --------------        --------------        --------------        --------------        --------------
          36,851                63,180               269,223               (16,953)                 (540)                   52
  --------------        --------------        --------------        --------------        --------------        --------------

          68,336                18,457              (204,199)              (63,121)                9,242                   469
  --------------        --------------        --------------        --------------        --------------        --------------

  $      106,038        $       75,454        $      145,429        $      (94,489)       $        7,212        $          574
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                MIST Harris           MIST Janus         MIST Legg Mason
                                                   Oakmark             Capital               Partners         MIST Lord Abbett
                                               International         Appreciation         Managed Assets       Bond Debenture
                                                 Subaccount           Subaccount            Subaccount           Subaccount
                                                  (Class A)            (Class A)             (Class A)            (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                7,737                48,240                35,243                 1,338
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......               (7,737)              (48,240)              (35,243)               (1,338)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale
      of investments ..................                  (88)              (36,813)               (1,836)                 (944)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  (88)              (36,813)               (1,836)                 (944)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              110,007               202,001               270,803                11,925
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      102,182        $      116,948        $      233,724        $        9,643
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 MIST Lord Abbett       MIST Met/AIM          MIST Met/AIM            MIST MFS(R)       MIST Neuberger
Growth and Income   Capital Appreciation     Small Cap Growth           Value         Berman Real Estate        MIST Pioneer
    Subaccount           Subaccount             Subaccount            Subaccount          Subaccount           Fund Subaccount
     (Class B)            (Class A)              (Class A)             (Class A)           (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           89        $           --        $       18,861        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           5,312                   393                   179                 9,880                19,838                 2,548
  --------------        --------------        --------------        --------------        --------------        --------------
          (5,312)                 (304)                 (179)                8,981               (19,838)               (2,548)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                 6,191                   888                63,443                    --                    --

             619                   (22)                  819                   185                38,018                 1,406
  --------------        --------------        --------------        --------------        --------------        --------------
             619                 6,169                 1,707                63,628                38,018                 1,406
  --------------        --------------        --------------        --------------        --------------        --------------

          71,752                (6,354)                1,547                72,536               470,849                24,516
  --------------        --------------        --------------        --------------        --------------        --------------

  $       67,059        $         (489)       $        3,075        $      145,145        $      489,029        $       23,374
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                     MIST Third             MetLife           MetLife Investment
                                               MIST Pioneer         Avenue Small           Investment           International
                                             Strategic Income        Cap Value          Diversified Bond            Stock
                                                Subaccount           Subaccount            Subaccount             Subaccount
                                                 (Class A)            (Class B)             (Class I)              (Class I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       95,901        $           --        $    1,119,535        $      235,761
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               16,134                   301               343,002               163,664
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......               79,767                  (301)              776,533                72,097
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale
      of investments ..................                3,383                   373                13,276             1,058,170
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                3,383                   373                13,276             1,058,170
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               (5,479)                3,666                19,115             1,829,926
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       77,671        $        3,738        $      808,924        $    2,960,193
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     MetLife               MetLife
 Investment Large      Investment Small        MSF BlackRock         MSF BlackRock         MSF BlackRock           MSF FI
  Company Stock         Company Stock        Aggressive Growth        Bond Income           Money Market         Large Cap
    Subaccount            Subaccount             Subaccount            Subaccount            Subaccount          Subaccount
     (Class I)             (Class I)              (Class D)             (Class A)             (Class A)           (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      170,850        $       12,303        $           --        $           --        $      140,606        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

         226,028               123,342                 5,383                20,369                34,953                28,274
  --------------        --------------        --------------        --------------        --------------        --------------
         (55,178)             (111,039)               (5,383)              (20,369)              105,653               (28,274)
  --------------        --------------        --------------        --------------        --------------        --------------


              --             1,104,077                    --                    --                    --                    --

         596,970               384,090               (13,357)                  975                    --               (16,504)
  --------------        --------------        --------------        --------------        --------------        --------------
         596,970             1,488,167               (13,357)                  975                    --               (16,504)
  --------------        --------------        --------------        --------------        --------------        --------------

       1,384,244              (226,483)               (7,121)              116,808                    --                80,102
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,926,036        $    1,150,645        $      (25,861)       $       97,414        $      105,653        $       35,324
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                            MSF MetLife          MSF MetLife
                                              MSF FI Value          MSF MetLife            Conservative        Conservative to
                                                Leaders        Aggressive Allocation       Allocation        Moderate Allocation
                                               Subaccount            Subaccount             Subaccount           Subaccount
                                                (Class D)             (Class B)             (Class B)            (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               71,455                     5                    63                 1,920
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......              (71,455)                   (5)                  (63)               (1,920)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale
      of investments ..................              (24,501)                  (34)                    1                   119
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              (24,501)                  (34)                    1                   119
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              306,834                    --                   432                26,461
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      210,878        $          (39)       $          370        $       24,660
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                           MSF MetLife                                                    MSF Western         MSF Western Asset
     MSF MetLife           Moderate to          MSF MFS(R)        MSF Oppenheimer       Asset Management          Management
 Moderate Allocation  Aggressive Allocation   Total Return         Global Equity        High Yield Bond        U.S. Government
      Subaccount            Subaccount         Subaccount            Subaccount            Subaccount             Subaccount
       (Class B)             (Class B)          (Class F)             (Class B)             (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           15        $           --        $           --        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           3,837                 1,475                92,413                18,369                18,381                33,025
  --------------        --------------        --------------        --------------        --------------        --------------
          (3,837)               (1,460)              (92,413)              (18,369)              (18,381)              (33,025)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    40                    --                    --                    --                    --

             335                   195                33,903                 1,907                18,374                19,079
  --------------        --------------        --------------        --------------        --------------        --------------
             335                   235                33,903                 1,907                18,374                19,079
  --------------        --------------        --------------        --------------        --------------        --------------

          57,480                26,433               846,876               145,766               139,010               182,613
  --------------        --------------        --------------        --------------        --------------        --------------

  $       53,978        $       25,208        $      788,366        $      129,304        $      139,003        $      168,667
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                             PIMCO VIT            PIMCO VIT
                                                                     Oppenheimer            Real Return          Total Return
                                                                    Main Street/VA           Subaccount           Subaccount
                                               Money Market           Subaccount          (Administrative      (Administrative
                                                Subaccount         (Service Shares)            Class)               Class)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       57,433        $        1,415        $        9,641        $      159,791
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               15,857                   585                 2,858                44,511
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......               41,576                   830                 6,783               115,280
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                 4,886                19,296
    Realized gain (loss) on sale
      of investments ..................                   --                15,277                (3,855)               (7,044)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                   --                15,277                 1,031                12,252
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                   --                (8,425)               (8,949)              (34,625)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       41,576        $        7,682        $       (1,135)       $       92,907
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    Putnam VT             Putnam VT              Putnam VT          Travelers AIM           Travelers              Travelers
 Discovery Growth    International Equity     Small Cap Value          Capital             Convertible            Disciplined
    Subaccount            Subaccount             Subaccount          Appreciation           Securities           Mid Cap Stock
    (Class IB)            (Class IB)             (Class IB)           Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $        1,319        $        7,149        $           --        $          353        $       10,223
  --------------        --------------        --------------        --------------        --------------        --------------

              19                 3,049                26,703                   195                   182                 7,518
  --------------        --------------        --------------        --------------        --------------        --------------
             (19)               (1,730)              (19,554)                 (195)                  171                 2,705
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --               218,895                   275                   552               305,001

               4                 3,427                64,472                11,891                   927               376,112
  --------------        --------------        --------------        --------------        --------------        --------------
               4                 3,427               283,367                12,166                 1,479               681,113
  --------------        --------------        --------------        --------------        --------------        --------------

             162                57,514                48,528                (8,496)                1,266              (514,331)
  --------------        --------------        --------------        --------------        --------------        --------------

  $          147        $       59,211        $      312,341        $        3,475        $        2,916        $      169,487
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                   Travelers
                                                 Travelers            Travelers             Travelers            Mercury Large
                                               Equity Income       Federated Stock          Large Cap               Cap Core
                                                 Subaccount           Subaccount            Subaccount             Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      124,812        $        2,575        $       10,731        $          541
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               36,735                   623                 9,524                   953
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......               88,077                 1,952                 1,207                  (412)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              953,051                21,313               131,317                 7,900
    Realized gain (loss) on sale
      of investments ..................              653,332                (1,674)               78,584                29,220
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............            1,606,383                19,639               209,901                37,120
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................           (1,223,610)              (16,697)             (137,631)              (22,646)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      470,850        $        4,894        $       73,477        $       14,062
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                      Travelers                                    Travelers
 Travelers MFS(R)      Travelers MFS(R)       Travelers MFS(R)         Mondrian             Travelers          Pioneer Strategic
 Mid Cap Growth         Total Return              Value          International Stock       Pioneer Fund              Income
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $      106,977        $           --        $       30,987        $        3,251        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           3,229                30,231                 3,263                 3,331                 1,251                 6,989
  --------------        --------------        --------------        --------------        --------------        --------------
          (3,229)               76,746                (3,263)               27,656                 2,000                (6,989)
  --------------        --------------        --------------        --------------        --------------        --------------


          43,379               116,114                 6,134                34,835                    --                    --

        (180,308)               86,439                66,305               244,254                (7,260)                9,265
  --------------        --------------        --------------        --------------        --------------        --------------
        (136,929)              202,553                72,439               279,089                (7,260)                9,265
  --------------        --------------        --------------        --------------        --------------        --------------

         188,100               (20,104)                 (725)             (190,415)               25,028                17,327
  --------------        --------------        --------------        --------------        --------------        --------------

  $       47,942        $      259,195        $       68,451        $      116,330        $       19,768        $       19,603
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                            Travelers          Van Kampen LIT
                                                Travelers            Travelers           U.S. Government          Comstock
                                               Quality Bond       Strategic Equity          Securities           Subaccount
                                                Subaccount           Subaccount             Subaccount           (Class II)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      143,389        $        5,102        $      315,093        $       10,416
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,706                 5,606                21,069                10,478
                                              --------------        --------------        --------------        --------------
    Net investment income (loss) ......              133,683                  (504)              294,024                   (62)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                55,944                76,667                48,428
    Realized gain (loss) on sale
      of investments ..................             (165,972)              282,408              (483,961)               11,236
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............             (165,972)              338,352              (407,294)               59,664
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               12,819              (276,152)              (80,749)               58,143
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      (19,470)       $       61,696        $     (194,019)       $      117,745
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

  Van Kampen LIT                                                      VIP Dynamic                               Wells Fargo VT
 Strategic Growth     VIP Asset Manager        VIP Contrafund(R)  Capital Appreciation     VIP Mid Cap        Advantage Small/
    Subaccount            Subaccount             Subaccount            Subaccount           Subaccount         Mid Cap Value
    (Class II)         (Service Class 2)      (Service Class 2)     (Service Class 2)    (Service Class 2)       Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $       78,141        $       42,816        $          553        $        8,948        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

             814                12,710                53,515                 2,949                64,425                 2,797
  --------------        --------------        --------------        --------------        --------------        --------------
            (814)               65,431               (10,699)               (2,396)              (55,477)               (2,797)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --               360,850                 6,536               596,622                36,660

           2,267               366,336               165,367                13,618               129,819                19,860
  --------------        --------------        --------------        --------------        --------------        --------------
           2,267               366,336               526,217                20,154               726,441                56,520
  --------------        --------------        --------------        --------------        --------------        --------------

            (577)             (320,885)             (109,013)                9,011              (142,945)              (21,991)
  --------------        --------------        --------------        --------------        --------------        --------------

  $          876        $      110,882        $      406,505        $       26,769        $      528,019        $       31,732
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                           American Funds                                               American Funds
                                           Global Growth              American Funds Growth           Growth and Income
                                        Subaccount (Class 2)           Subaccount (Class 2)          Subaccount (Class 2)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (1,937)   $      (869)   $    (5,257)   $      (545)   $     6,562    $     4,739
  Realized gain (loss) ...........         6,588            (23)        35,647            940         42,179          3,845
  Change in unrealized gain (loss)
    on investments ...............        73,239         21,703         89,424         96,352        114,261         35,714
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations .................        77,890         20,811        119,814         96,747        163,002         44,298
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        34,180         99,866         53,003        663,620         92,149        547,693
  Participant transfers from other
    funding options ..............       393,661        140,007        448,321        257,103        437,029        318,479
  Administrative and asset
    allocation charges ...........            --             --             --             --             --             --
  Contract surrenders ............        (2,871)          (509)       (85,336)        (8,811)       (38,979)          (495)
  Participant transfers to other
    funding options ..............       (58,831)            --       (151,059)            --       (142,694)       (46,940)
  Other receipts/(payments) ......            --             --             --             --         (6,189)        (9,124)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       366,139        239,364        264,929        911,912        341,316        809,613
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       444,029        260,175        384,743      1,008,659        504,318        853,911
Net Assets:
  Beginning of year ..............       273,121         12,946      1,108,908        100,249      1,009,748        155,837
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $   717,150    $   273,121    $ 1,493,651    $ 1,108,908    $ 1,514,066    $ 1,009,748
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                         Credit Suisse Trust            Delaware VIP REIT
                                          Capital Appreciation             Emerging Markets                 Subaccount
                                               Subaccount                     Subaccount                 (Standard Class)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (26,255)   $    (65,711)   $     (1,614)   $       (869)   $     34,175    $     11,601
  Realized gain (loss) ...........      1,700,844         238,408          37,936          13,102         493,400         189,163
  Change in unrealized gain (loss)
    on investments ...............     (1,735,462)        683,591          27,854          29,486        (359,977)        (89,656)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................        (60,873)        856,288          64,176          41,719         167,598         111,108
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          9,776       1,904,245              --              --          27,092         512,189
  Participant transfers from other
    funding options ..............        170,288         235,396         100,348          70,240          68,053         236,965
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............       (119,144)       (705,467)        (35,011)        (32,994)        (19,599)        (74,215)
  Participant transfers to other
    funding options ..............     (6,661,528)       (427,408)        (62,346)        (18,144)     (2,284,408)       (400,914)
  Other receipts/(payments) ......             --         (12,138)             --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............     (6,600,608)        994,628           2,991          19,102      (2,208,862)        274,025
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................     (6,661,481)      1,850,916          67,167          60,821      (2,041,264)        385,133
Net Assets:
  Beginning of year ..............      6,661,481       4,810,565         221,330         160,509       2,041,264       1,656,131
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  6,661,481    $    288,497    $    221,330    $         --    $  2,041,264
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Delaware VIP Small              Dreyfus VIF Appreciation           Dreyfus VIF Developing             FTVIPT Mutual Shares
  Cap Value Subaccount                    Subaccount                    Leaders Subaccount               Securities Subaccount
    (Standard Class)                   (Initial Shares)                  (Initial Shares)                      (Class 2)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (20,830)   $    (13,162)   $      3,238    $     (8,495)   $    (20,101)   $    (30,322)   $     (1,453)   $     (1,248)
      176,925         127,590          13,526           9,051         255,844          83,966          58,633           2,575

      130,322           7,088          73,711          23,384        (176,867)         58,119         (32,525)         21,013
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      286,417         121,516          90,475          23,940          58,876         111,763          24,655          22,340
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       58,792         487,403             384         104,904          14,841         463,393              --         106,789

      226,073         200,864           1,992          19,722          81,101          95,376          18,099         117,525

           --              --              --              --              --              --              --              --
      (85,709)       (103,567)        (90,546)       (153,243)       (153,211)       (349,376)         (2,437)             --

      (70,334)        (75,721)        (28,654)        (93,975)       (157,702)       (198,463)       (378,291)        (22,063)
         (389)             --          (1,388)         25,130         (62,340)             --              (4)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      128,433         508,979        (118,212)        (97,462)       (277,311)         10,930        (362,633)        202,251
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      414,850         630,495         (27,737)        (73,522)       (218,435)        122,693        (337,978)        224,591

    1,912,769       1,282,274         673,955         747,477       2,624,579       2,501,886         337,978         113,387
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  2,327,619    $  1,912,769    $    646,218    $    673,955    $  2,406,144    $  2,624,579    $         --    $    337,978
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                      FTVIPT Templeton Developing          FTVIPT Templeton              FTVIPT Templeton
                                           Markets Securities             Foreign Securities            Growth Securities
                                          Subaccount (Class 2)           Subaccount (Class 2)          Subaccount (Class 2)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $       (189)   $     (1,145)   $      1,141    $       (779)   $     (8,710)   $     (1,982)
  Realized gain (loss) ...........         26,432           1,734          27,783             727         338,206           2,324
  Change in unrealized gain (loss)
    on investments ...............        156,456          76,924         139,627          46,539        (135,961)        112,494
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................        182,699          77,513         168,551          46,487         193,535         112,836
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         21,092         269,499          62,962         310,906          10,194       1,453,945
  Participant transfers from other
    funding options ..............        315,595         189,820         368,370         215,263          66,004         258,870
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............        (27,856)             --         (95,025)        (10,550)         (1,916)         (6,408)
  Participant transfers to other
    funding options ..............       (116,127)         (2,943)        (83,820)        (15,444)     (2,425,485)        (21,825)
  Other receipts/(payments) ......             --              --              --              --              --          (1,335)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............        192,704         456,376         252,487         500,175      (2,351,203)      1,683,247
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................        375,403         533,889         421,038         546,662      (2,157,668)      1,796,083
Net Assets:
  Beginning of year ..............        592,445          58,556         638,003          91,341       2,157,668         361,585
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    967,848    $    592,445    $  1,059,041    $    638,003    $         --    $  2,157,668
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                        Janus Aspen Mid Cap           Janus Aspen Worldwide
     High Yield Bond                  Janus Aspen Balanced                Growth Subaccount              Growth Subaccount
        Subaccount                 Subaccount (Service Shares)            (Service Shares)               (Service Shares)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    145,096    $    (27,136)   $     (1,541)   $      2,947    $     (3,689)   $     (2,590)   $      2,034    $       (323)
       49,394          31,096          76,823          15,051           7,015          11,471            (537)        (21,383)

     (140,164)            286         (62,245)          4,265          34,249          20,515          71,659          36,902
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       54,326           4,246          13,037          22,263          37,575          29,396          73,156          15,196
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       41,180         464,627               3              --              --         165,548           5,115          57,507

      139,756         165,078          44,365           3,912          31,696           1,000         148,057              --

           --              --              --              --              --              --              --              --
      (45,563)       (135,322)         (3,303)        (10,259)         (1,504)        (46,715)        (29,569)        (58,442)

   (2,477,360)       (164,349)       (416,846)        (95,772)        (24,645)             --         (37,858)        (94,212)
           --        (167,970)             --              --              --              --          (3,542)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (2,341,987)        162,064        (375,781)       (102,119)          5,547         119,833          82,203         (95,147)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (2,287,661)        166,310        (362,744)        (79,856)         43,122         149,229         155,359         (79,951)

    2,287,661       2,121,351         362,744         442,600         310,151         160,922         377,560         457,511
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $  2,287,661    $         --    $    362,744    $    353,273    $    310,151    $    532,919    $    377,560
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                           LMPIS Premier
                                         Lazard Retirement Small        LMPIS Dividend Strategy          Selections All Cap
                                              Cap Subaccount                   Subaccount                 Growth Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (1,502)   $       (557)   $      1,965    $      1,044    $       (601)   $       (579)
  Realized gain (loss) ...........         19,198           3,931           4,606             127           1,701             888
  Change in unrealized gain (loss)
    on investments ...............            795          (1,412)         15,272          (1,977)          1,732           2,330
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................         18,491           1,962          21,843            (806)          2,832           2,639
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         24,790          43,286          23,978          34,302              --              --
  Participant transfers from other
    funding options ..............         70,702          58,751          37,306              --              --              --
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............         (1,424)             --              --              --              --              --
  Participant transfers to other
    funding options ..............       (214,512)         (7,145)        (30,520)             --              --          (6,631)
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............       (120,444)         94,892          30,764          34,302              --          (6,631)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................       (101,953)         96,854          52,607          33,496           2,832          (3,992)
Net Assets:
  Beginning of year ..............        101,953           5,099         127,182          93,686          47,206          51,198
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $    101,953    $    179,789    $    127,182    $     50,038    $     47,206
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      LMPVPV Small Cap                                                                                 LMPVPI Small Cap
    Growth Opportunities                  LMPVPI All Cap                LMPVPI Investors               Growth Subaccount
         Subaccount                    Subaccount (Class I)           Subaccount (Class I)                 (Class I)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (1,183)   $       (732)   $      1,051    $     (5,282)   $        992    $       (223)   $     (5,153)   $     (5,198)
        9,488           9,030          65,501          67,412          18,092          12,505          60,656          44,179

       (1,540)         (6,368)         77,507         (39,743)         27,242           3,395         (15,478)        (24,118)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        6,765           1,930         144,059          22,387          46,326          15,677          40,025          14,863
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        7,140          21,948              --          87,555              --          10,401              --          15,992

       75,535          12,250          35,026          29,158              --          16,508          71,220              --

           --              --              --              --              --              --              --              --
           --         (35,220)        (70,802)       (101,059)        (22,049)        (35,959)       (222,692)        (42,680)

      (50,654)         (2,400)        (44,013)       (298,269)        (14,507)        (28,439)         (8,419)         (9,640)
           --              --         (12,744)        (11,336)             --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       32,021          (3,422)        (92,533)       (293,951)        (36,556)        (37,489)       (159,891)        (36,328)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       38,786          (1,492)         51,526        (271,564)          9,770         (21,812)       (119,866)        (21,465)

       72,480          73,972         933,290       1,204,854         288,738         310,550         403,057         424,522
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    111,266    $     72,480    $    984,816    $    933,290    $    298,508    $    288,738    $    283,191    $    403,057
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         LMPVPI Total Return            LMPVPII Appreciation          LMPVPII Equity Index
                                         Subaccount (Class I)                Subaccount               Subaccount (Class II)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $        829    $      1,076    $     (2,893)   $     (7,437)   $      7,096    $      5,188
  Realized gain (loss) ...........          5,964           1,552         107,539          66,005         236,728         110,692
  Change in unrealized gain (loss)
    on investments ...............          7,627             532          90,344         (13,500)        653,037         102,258
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................         14,420           3,160         194,990          45,068         896,861         218,138
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --          21,952          46,195          79,912       1,473,766
  Participant transfers from other
    funding options ..............          3,782          20,103           6,229           6,162           8,000         216,711
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............        (12,111)         (2,774)        (44,289)       (122,689)       (394,268)       (430,347)
  Participant transfers to other
    funding options ..............        (25,348)         (8,530)       (179,283)       (175,439)       (310,899)       (294,050)
  Other receipts/(payments) ......             --              --         (10,780)         (7,962)         (7,634)         23,034
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............        (33,677)          8,799        (206,171)       (253,733)       (624,889)        989,114
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................        (19,257)         11,959         (11,181)       (208,665)        271,972       1,207,252
Net Assets:
  Beginning of year ..............        149,567         137,608       1,578,448       1,787,113       6,978,502       5,771,250
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    130,310    $    149,567    $  1,567,267    $  1,578,448    $  7,250,474    $  6,978,502
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      LMPVPII Fundamental                LMPVPIII Adjustable           LMPVPIII Aggressive             LMPVPIII High
        Value Subaccount                Rate Income Subaccount           Growth Subaccount            Income Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $      7,323    $     (8,560)   $        459    $      2,226    $    (51,789)   $    (46,792)   $     16,311    $     19,786
      152,500         235,531           1,203              17         129,034          70,960             548             747

      147,077        (158,649)            608          (1,025)        219,232         358,991           7,368         (16,562)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      306,900          68,322           2,270           1,218         296,477         383,159          24,227           3,971
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --          73,876              --          13,194          20,364         651,551              --          10,242

       39,444          99,119              --          18,728          42,652         112,157          19,980          15,647

           --              --              --              --              --              --              --              --
     (108,149)       (203,208)             --              --        (185,004)       (160,174)        (73,311)         (3,446)

     (256,111)       (440,252)        (88,203)             --        (319,429)       (390,505)             --         (14,679)
           --              --              --              --          (4,229)             --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (324,816)       (470,465)        (88,203)         31,922        (445,646)        213,029         (53,331)          7,764
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (17,916)       (402,143)        (85,933)         33,140        (149,169)        596,188         (29,104)         11,735

    2,219,988       2,622,131         120,073          86,933       4,342,550       3,746,362         283,953         272,218
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  2,202,072    $  2,219,988    $     34,140    $    120,073    $  4,193,381    $  4,342,550    $    254,849    $    283,953
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                            LMPVPIII
                                        LMPVPIII International           LMPVPIII Large Cap             Social Awareness
                                       All Cap Growth Subaccount          Growth Subaccount             Stock Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $      4,053    $       (293)   $    (11,224)   $    (12,396)   $     (3,372)   $     (2,228)
  Realized gain (loss) ...........         38,910          72,770          15,439          15,409           3,083          11,452
  Change in unrealized gain (loss)
    on investments ...............         65,450         (15,613)         20,236          35,420          30,219           4,748
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................        108,413          56,864          24,451          38,433          29,930          13,972
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             25          48,021          30,249         181,694           4,638          43,277
  Participant transfers from other
    funding options ..............         52,076         849,300           8,000          32,903              --           9,215
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............        (49,495)       (107,280)       (117,026)        (87,594)        (19,345)        (44,371)
  Participant transfers to other
    funding options ..............        (73,712)       (923,438)        (87,782)       (265,958)             --         (11,361)
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............        (71,106)       (133,397)       (166,559)       (138,955)        (14,707)         (3,240)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................         37,307         (76,533)       (142,108)       (100,522)         15,223          10,732
Net Assets:
  Beginning of year ..............        482,714         559,247       1,128,092       1,228,614         483,812         473,080
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    520,021    $    482,714    $    985,984    $  1,128,092    $    499,035    $    483,812
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

          Lord Abbett                    Lord Abbett Mid Cap                                           MIST Batterymarch
       Growth and Income                   Value Subaccount              Managed Assets                  Mid Cap Stock
      Subaccount (Class VC)                   (Class VC)                   Subaccount                 Subaccount (Class A)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $        851    $      1,792    $     (6,183)   $     (1,874)   $     80,405    $    (52,928)   $    (14,415)   $         --
       36,851          35,837          63,180          45,332         269,223          50,569         (16,953)             --

       68,336         (15,420)         18,457          (2,232)       (204,199)        111,384         (63,121)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      106,038          22,209          75,454          41,226         145,429         109,025         (94,489)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       64,472         368,279          67,607         408,067          63,254         845,955           5,972              --

      192,463         134,622           5,564         286,174              --          45,048       1,940,777              --

           --              --              --              --              --              --              --              --
     (100,305)             --         (36,504)             --        (121,341)       (615,531)        (74,707)             --

      (56,167)             --        (163,433)         (9,171)     (4,544,026)       (342,389)       (106,149)             --
           --              --            (324)             --              --          73,191              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      100,463         502,901        (127,090)        685,070      (4,602,113)          6,274       1,765,893              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      206,501         525,110         (51,636)        726,296      (4,456,684)        115,299       1,671,404              --

      616,449          91,339         770,967          44,671       4,456,684       4,341,385              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    822,950    $    616,449    $    719,331    $    770,967    $         --    $  4,456,684    $  1,671,404    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                        MIST Harris Oakmark
                                         MIST BlackRock Large Cap        MIST Dreman Small Cap        International Subaccount
                                         Core Subaccount (Class A)     Value Subaccount (Class A)             (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (1,490)   $         --    $         53    $         --    $     (7,737)   $         --
  Realized gain (loss) ...........           (540)             --              52              --             (88)             --
  Change in unrealized gain (loss)
    on investments ...............          9,242              --             469              --         110,007              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................          7,212              --             574              --         102,182              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             12              --              --              --          24,230              --
  Participant transfers from other
    funding options ..............        252,046              --          22,560              --       1,105,276              --
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............         (1,611)             --          (1,945)             --         (72,544)             --
  Participant transfers to other
    funding options ..............        (93,438)             --              --              --            (117)             --
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............        157,009              --          20,615              --       1,056,845              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................        164,221              --          21,189              --       1,159,027              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    164,221    $         --    $     21,189    $         --    $  1,159,027    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MIST Janus Capital                  MIST Legg Mason                   MIST Lord Abbett              MIST Lord Abbett
   Appreciation Subaccount           Partners Managed Assets           Bond Debenture Subaccount        Growth and Income
          (Class A)                    Subaccount (Class A)                    (Class A)               Subaccount (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (48,240)   $         --    $    (35,243)   $         --    $     (1,338)   $         --    $     (5,312)   $         --
      (36,813)             --          (1,836)             --            (944)             --             619              --

      202,001              --         270,803              --          11,925              --          71,752              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      116,948              --         233,724              --           9,643              --          67,059              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       11,031              --           1,812              --           1,020              --             100              --

    6,617,018              --       4,444,644              --         401,892              --         948,383              --

           --              --              --              --              --              --              --              --
     (698,860)             --        (316,545)             --          (3,801)             --         (18,815)             --

     (323,311)             --        (117,226)             --        (121,275)             --         (21,322)             --
      (24,941)             --         (21,387)             --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    5,580,937              --       3,991,298              --         277,836              --         908,346              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    5,697,885              --       4,225,022              --         287,479              --         975,405              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  5,697,885    $         --    $  4,225,022    $         --    $    287,479    $         --    $    975,405    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MIST Met/AIM Capital               MIST Met/AIM
                                        Appreciation Subaccount           Small Cap Growth              MIST MFS(R) Value
                                               (Class A)                Subaccount (Class A)          Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $       (304)   $         --    $       (179)   $         --    $      8,981    $         --
  Realized gain (loss) ...........          6,169              --           1,707              --          63,628              --
  Change in unrealized gain (loss)
    on investments ...............         (6,354)             --           1,547              --          72,536              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................           (489)             --           3,075              --         145,145              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --          21,657              --          27,987              --
  Participant transfers from other
    funding options ..............         51,510              --          80,144              --       1,573,478              --
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............             --              --              --              --         (23,494)             --
  Participant transfers to other
    funding options ..............             --              --         (21,670)             --         (79,658)             --
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............         51,510              --          80,131              --       1,498,313              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets      51,021              --          83,206              --       1,643,458              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $     51,021    $         --    $     83,206    $         --    $  1,643,458    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MIST Neuberger Berman                                                                           MIST Third Avenue
     Real Estate Subaccount          MIST Pioneer Fund              MIST Pioneer Strategic            Small Cap Value
            (Class A)               Subaccount (Class A)          Income Subaccount (Class A)       Subaccount (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (19,838)   $         --    $     (2,548)   $         --    $     79,767    $         --    $       (301)   $         --
       38,018              --           1,406              --           3,383              --             373              --

      470,849              --          24,516              --          (5,479)             --           3,666              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      489,029              --          23,374              --          77,671              --           3,738              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       34,698              --              --              --           6,412              --              25              --

    2,659,921              --         329,404              --       2,170,692              --         193,620              --

           --              --              --              --              --              --              --              --
     (152,786)             --          (7,169)             --         (73,024)             --            (198)             --

     (296,244)             --         (24,460)             --        (103,114)             --         (14,538)             --
      (53,957)             --          (9,953)             --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    2,191,632              --         287,822              --       2,000,966              --         178,909              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    2,680,661              --         311,196              --       2,078,637              --         182,647              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  2,680,661    $         --    $    311,196    $         --    $  2,078,637    $         --    $    182,647    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          MetLife Investment             MetLife Investment            MetLife Investment
                                           Diversified Bond             International Stock           Large Company Stock
                                         Subaccount (Class I)           Subaccount (Class I)          Subaccount (Class I)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    776,533    $    598,736    $     72,097    $     18,388    $    (55,178)   $     (6,948)
  Realized gain (loss) ...........         13,276          24,772       1,058,170         119,803         596,970          99,702
  Change in unrealized gain (loss)
    on investments ...............         19,115        (412,075)      1,829,926       1,384,474       1,384,244         851,294
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................        808,924         211,433       2,960,193       1,522,665       1,926,036         944,048
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        519,166       9,508,973         168,698       3,853,717         268,903       6,264,993
  Participant transfers from other
    funding options ..............      1,567,943       1,015,509         339,989          96,283         440,491         166,314
  Administrative and asset allocation
    charges ......................       (111,292)       (128,218)        (53,089)        (53,088)        (78,866)        (85,052)
  Contract surrenders ............     (2,581,261)     (1,423,606)     (1,028,403)       (535,604)     (1,521,779)       (784,734)
  Participant transfers to other
    funding options ..............     (2,774,336)       (749,161)     (2,416,636)       (670,654)     (1,931,554)       (658,780)
  Other receipts/(payments) ......       (117,159)        (88,983)        (21,234)        (22,663)        (33,781)        (29,800)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............     (3,496,939)      8,134,514      (3,010,675)      2,667,991      (2,856,586)      4,872,941
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................     (2,688,015)      8,345,947         (50,482)      4,190,656        (930,550)      5,816,989
Net Assets:
  Beginning of year ..............     29,665,667      21,319,720      13,211,532       9,020,876      19,126,978      13,309,989
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $ 26,977,652    $ 29,665,667    $ 13,161,050    $ 13,211,532    $ 18,196,428    $ 19,126,978
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      MetLife Investment                   MSF BlackRock
     Small Company Stock                 Aggressive Growth           MSF BlackRock Bond               MSF BlackRock Money
     Subaccount (Class I)               Subaccount (Class D)     Income Subaccount (Class A)       Market Subaccount (Class A)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $   (111,039)   $    (95,974)   $     (5,383)   $         --    $    (20,369)   $         --    $    105,653    $         --
    1,488,167         463,446         (13,357)             --             975              --              --              --

     (226,483)        227,806          (7,121)             --         116,808              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    1,150,645         595,278         (25,861)             --          97,414              --         105,653              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      129,349       2,879,342           1,763              --           1,530              --          91,748              --

      114,210         129,969         840,019              --       2,566,889              --       5,856,193              --

      (35,997)        (37,747)             --              --              --              --              --              --
     (659,370)       (397,133)        (51,577)             --         (15,913)             --        (517,207)             --

   (1,137,147)       (366,422)       (145,355)             --        (132,489)             --      (1,071,027)             --
      (13,090)        (22,726)             --              --              --              --        (118,960)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (1,602,045)      2,185,283         644,850              --       2,420,017              --       4,240,747              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (451,400)      2,780,561         618,989              --       2,517,431              --       4,346,400              --

   10,151,780       7,371,219              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  9,700,380    $ 10,151,780    $    618,989    $         --    $  2,517,431    $         --    $  4,346,400    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                           MSF MetLife
                                            MSF FI Large Cap             MSF FI Value Leaders         Aggressive Allocation
                                          Subaccount (Class A)           Subaccount (Class D)          Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (28,274)   $         --    $    (71,455)   $         --    $         (5)   $         --
  Realized gain (loss) ...........        (16,504)             --         (24,501)             --             (34)             --
  Change in unrealized gain (loss)
    on investments ...............         80,102              --         306,834              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................         35,324              --         210,878              --             (39)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         10,782              --          10,760              --              --              --
  Participant transfers from other
    funding options ..............      3,767,021              --       9,445,654              --          40,000              --
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............       (328,373)             --        (594,305)             --              --              --
  Participant transfers to other
    funding options ..............       (137,036)             --        (499,102)             --         (39,961)             --
  Other receipts/(payments) ......         (4,481)             --         (40,560)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............      3,307,913              --       8,322,447              --              39              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................      3,343,237              --       8,533,325              --              --              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  3,343,237    $         --    $  8,533,325    $         --    $         --    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

         MSF MetLife                  MSF MetLife Conservative        MSF MetLife Moderate              MSF MetLife Moderate
   Conservative Allocation             to Moderate Allocation         Allocation Subaccount           to Aggressive Allocation
     Subaccount (Class B)               Subaccount (Class B)                (Class B)                   Subaccount (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $        (63)   $         --    $     (1,920)   $         --    $     (3,837)   $         --    $     (1,460)   $         --
            1              --             119              --             335              --             235              --

          432              --          26,461              --          57,480              --          26,433              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          370              --          24,660              --          53,978              --          25,208              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --              --              --              --              --              --              --

       29,986              --         470,875              --         806,582              --         311,771              --

           --              --              --              --              --              --              --              --
           --              --          (1,452)             --          (5,800)             --          (5,820)             --

           --              --              --              --              --              --            (992)             --
           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       29,986              --         469,423              --         800,782              --         304,959              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       30,356              --         494,083              --         854,760              --         330,167              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $     30,356    $         --    $    494,083    $         --    $    854,760    $         --    $    330,167    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                       MSF Western Asset
                                        MSF MFS(R) Total Return        MSF Oppenheimer Global      Management High Yield Bond
                                         Subaccount (Class F)        Equity Subaccount (Class B)      Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (92,413)   $         --    $    (18,369)   $         --    $    (18,381)   $         --
  Realized gain (loss) ...........         33,903              --           1,907              --          18,374              --
  Change in unrealized gain (loss)
   on investments ................        846,876              --         145,766              --         139,010              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................        788,366              --         129,304              --         139,003              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         80,567              --          12,399              --           2,229              --
  Participant transfers from other
    funding options ..............     12,120,360              --       2,462,330              --       2,408,843              --
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............       (873,104)             --         (88,199)             --        (440,754)             --
  Participant transfers to other
    funding options ..............       (443,552)             --        (122,179)             --         (92,126)             --
  Other receipts/(payments) ......       (182,244)             --              --              --             105              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............     10,702,027              --       2,264,351              --       1,878,297              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................     11,490,393              --       2,393,655              --       2,017,300              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $ 11,490,393    $         --    $  2,393,655    $         --    $  2,017,300    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MSF Western Asset                                                 Oppenheimer Main               PIMCO VIT Real Return
 Management U.S. Government                                          Street/VA Subaccount                   Subaccount
    Subaccount (Class A)              Money Market Subaccount          (Service Shares)              (Administrative Class)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (33,025)   $         --    $     41,576    $     65,228    $        830    $       (342)   $      6,783    $        573
       19,079              --              --              --          15,277             119           1,031           1,493

      182,613              --              --              --          (8,425)          5,054          (8,949)         (1,574)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      168,667              --          41,576          65,228           7,682           4,831          (1,135)            492
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --          31,075       2,788,675          20,152          53,035         172,743         132,268

    5,392,195              --         164,511         370,206           3,000          16,595              --          10,711

           --              --              --              --              --              --              --              --
     (404,992)             --        (196,763)       (260,077)             --              --          (2,812)             --

     (904,154)             --      (4,630,237)     (1,757,675)       (150,605)             --        (127,948)             --
        8,580              --              --          16,381              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    4,091,629              --      (4,631,414)      1,157,510        (127,453)         69,630          41,983         142,979
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    4,260,296              --      (4,589,838)      1,222,738        (119,771)         74,461          40,848         143,471

           --              --       4,589,838       3,367,100         119,771          45,310         143,471              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  4,260,296    $         --    $         --    $  4,589,838    $         --    $    119,771    $    184,319    $    143,471
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        PIMCO VIT Total Return          Putnam VT Discovery         Putnam VT International
                                              Subaccount                  Growth Subaccount             Equity Subaccount
                                        (Administrative Class)               (Class IB)                    (Class IB)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    115,280    $     71,418    $        (19)   $        (21)   $     (1,730)   $        293
  Realized gain (loss) ...........         12,252          59,504               4              81           3,427          13,660
  Change in unrealized gain (loss)
    on investments ...............        (34,625)        (95,330)            162              (1)         57,514           5,849
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................         92,907          35,592             147              59          59,211          19,802
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          7,630         539,061              --             235              --              --
  Participant transfers from other
    funding options ..............        455,658         291,513              --              --         188,490          70,023
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............       (337,462)       (176,723)             --              --          (8,241)        (60,459)
  Participant transfers to other
    funding options ..............        (83,827)       (176,447)             --              --              --          (9,673)
  Other receipts/(payments) ......        (21,873)             --               3          (1,000)             --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............         20,126         477,404              --            (765)        180,249            (109)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................        113,033         512,996             150            (706)        239,460          19,693
Net Assets:
  Beginning of year ..............      3,472,138       2,959,142           1,514           2,220         195,496         175,803
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  3,585,171    $  3,472,138    $      1,664    $      1,514    $    434,956    $    195,496
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     Putnam VT Small
   Cap Value Subaccount              Travelers AIM Capital           Travelers Convertible     Travelers Disciplined Mid Cap
        (Class IB)                   Appreciation Subaccount          Securities Subaccount           Stock Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (19,554)   $    (15,443)   $       (195)   $       (395)   $        171    $        589    $      2,705    $    (21,241)
      283,367          89,790          12,166           1,131           1,479             685         681,113          67,913

       48,528          20,922          (8,496)          2,020           1,266          (1,777)       (514,331)        140,147
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      312,341          95,269           3,475           2,756           2,916            (503)        169,487         186,819
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       49,835         883,667               2             594              --              35           9,107         177,707

      378,393          77,399              --           6,751              --              --              --         142,039

           --              --              --              --              --              --              --              --
     (222,956)        (19,598)             --              --          (4,359)             --         (59,788)        (59,832)

     (286,789)        (44,111)        (51,782)         (5,292)        (41,871)             --      (2,001,086)       (137,073)
           --              --              --              --              (2)         (2,000)        (23,527)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (81,517)        897,357         (51,780)          2,053         (46,232)         (1,965)     (2,075,294)        122,841
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      230,824         992,626         (48,305)          4,809         (43,316)         (2,468)     (1,905,807)        309,660

    1,983,105         990,479          48,305          43,496          43,316          45,784       1,905,807       1,596,147
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  2,213,929    $  1,983,105    $         --    $     48,305    $         --    $     43,316    $         --    $  1,905,807
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         Travelers Equity Income          Travelers Federated           Travelers Large Cap
                                                Subaccount                  Stock Subaccount                 Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     88,077    $   (103,160)   $      1,952    $     (1,722)   $      1,207    $    (26,158)
  Realized gain (loss) ...........      1,606,383         268,236          19,639          29,279         209,901          (5,029)
  Change in unrealized gain (loss)
    on investments ...............     (1,223,610)        126,507         (16,697)        (21,160)       (137,631)        193,225
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................        470,850         291,583           4,894           6,397          73,477         162,038
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         43,612       1,428,638              --          18,838          15,330         645,861
  Participant transfers from other
    funding options ..............         17,993         582,513          54,565              --          21,035          13,610
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............       (162,669)       (507,261)         (1,435)        (41,907)        (23,488)       (496,306)
  Participant transfers to other
    funding options ..............     (9,481,648)       (645,887)       (158,441)        (70,461)     (2,397,966)       (238,365)
  Other receipts/(payments) ......             --           7,716              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............     (9,582,712)        865,719        (105,311)        (93,530)     (2,385,089)        (75,200)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................     (9,111,862)      1,157,302        (100,417)        (87,133)     (2,311,612)         86,838
Net Assets:
  Beginning of year ..............      9,111,862       7,954,560         100,417         187,550       2,311,612       2,224,774
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  9,111,862    $         --    $    100,417    $         --    $  2,311,612
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  Travelers Mercury Large Cap      Travelers MFS(R) Mid Cap       Travelers MFS(R) Total Return      Travelers MFS(R) Value
         Core Subaccount              Growth Subaccount                    Subaccount                     Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $       (412)   $     (1,404)   $     (3,229)   $    (10,327)   $     76,746    $     85,299    $     (3,263)   $      3,465
       37,120           1,398        (136,929)        (85,244)        202,553         399,149          72,439          26,270

      (22,646)         12,876         188,100         110,714         (20,104)       (351,269)           (725)         (7,835)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       14,062          12,870          47,942          15,143         259,195         133,179          68,451          21,900
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

            3          27,877           5,667          93,843         282,678       2,214,716          74,779         363,640

       45,556         114,693              --          63,147         185,921         797,016         316,477         210,001

           --              --              --              --              --              --              --              --
      (21,428)         (2,666)        (28,604)       (144,384)        (73,285)       (358,015)        (12,564)         (2,411)

     (249,378)         (6,560)       (838,256)        (89,225)     (8,252,655)       (252,969)     (1,120,797)        (15,141)
           --              --              --         (16,602)             --         (67,463)             --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (225,247)        133,344        (861,193)        (93,221)     (7,857,341)      2,333,285        (742,105)        556,089
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (211,185)        146,214        (813,251)        (78,078)     (7,598,146)      2,466,464        (673,654)        577,989

      211,185          64,971         813,251         891,329       7,598,146       5,131,682         673,654          95,665
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $    211,185    $         --    $    813,251    $         --    $  7,598,146    $         --    $    673,654
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                    Travelers Mondrian International    Travelers Pioneer Fund     Travelers Pioneer Strategic
                                            Stock Subaccount                  Subaccount                 Income Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     27,656    $     (9,345)   $      2,000    $     (3,807)   $     (6,989)   $     50,140
  Realized gain (loss) ...........        279,089          24,832          (7,260)        (13,037)          9,265           1,735
  Change in unrealized gain (loss)
    on investments ...............       (190,415)         43,333          25,028          30,953          17,327         (28,314)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................        116,330          58,820          19,768          14,109          19,603          23,561
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --          16,676              --          80,925          97,946         858,799
  Participant transfers from other
    funding options ..............         10,000          32,609              --          12,346         422,251         287,618
  Administrative and asset allocation
    charges ......................             --              --              --              --              --              --
  Contract surrenders ............        (22,822)        (71,633)        (12,365)        (11,277)        (58,310)        (10,877)
  Participant transfers to other
    funding options ..............       (892,215)        (66,311)       (331,583)        (38,284)     (2,030,091)        (16,679)
  Other receipts/(payments) ......            (10)             --              (4)        (34,038)             --               1
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............       (905,047)        (88,659)       (343,952)          9,672      (1,568,204)      1,118,862
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets .....................       (788,717)        (29,839)       (324,184)         23,781      (1,548,601)      1,142,423
Net Assets:
  Beginning of year ..............        788,717         818,556         324,184         300,403       1,548,601         406,178
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --         788,717    $         --    $    324,184    $         --    $  1,548,601
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      Travelers Quality Bond        Travelers Strategic Equity      Travelers U.S. Government     Van Kampen LIT Comstock
            Subaccount                      Subaccount                 Securities Subaccount        Subaccount (Class II)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    133,683    $    (29,678)   $       (504)   $     (9,359)   $    294,024    $    (64,692)   $        (62)   $     (3,678)
     (165,972)         (2,447)        338,352          73,658        (407,294)          7,703          59,664           6,586

       12,819          41,248        (276,152)        (68,374)        (80,749)        210,903          58,143          23,733
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (19,470)          9,123          61,696          (4,075)       (194,019)        153,914         117,745          26,641
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        6,464         176,848              --         168,573         138,107         904,736             259         429,074

       63,421          44,539              --          11,162          33,289         165,978         129,085         267,689

           --              --              --              --              --              --              --              --
      (52,413)        (58,657)        (36,694)       (212,960)       (138,660)       (370,226)        (43,145)         (5,163)

   (2,422,568)        (55,222)     (1,426,291)       (219,887)     (5,347,261)       (261,345)       (114,930)         (8,739)
           --         (52,415)            (57)             --         (15,708)        (98,325)             --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (2,405,096)         55,093      (1,463,042)       (253,112)     (5,330,233)        340,818         (28,731)        682,861
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (2,424,566)         64,216      (1,401,346)       (257,187)     (5,524,252)        494,732          89,014         709,502

    2,424,566       2,360,350       1,401,346       1,658,533       5,524,252       5,029,520         795,701          86,199
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $  2,424,566    $         --    $  1,401,346    $         --    $  5,524,252    $    884,715    $    795,701
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              Van Kampen LIT               VIP Asset Manager              VIP Contrafund(R)
                                        Strategic Growth Subaccount            Subaccount                    Subaccount
                                                (Class II)                  (Service Class 2)             (Service Class 2)
                                        --------------------------    --------------------------    --------------------------
                                            2006           2005           2006           2005           2006           2005
                                        -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ......   $      (814)   $      (880)   $    65,431    $    42,060    $   (10,699)   $   (35,357)
  Realized gain (loss) ..............         2,267          1,796        366,336         38,894        526,217        135,821
  Change in unrealized gain (loss)
    on investments ..................          (577)         2,995       (320,885)        (5,695)      (109,013)       380,279
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations ....................           876          3,911        110,882         75,259        406,505        480,743
                                        -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments .....            --          1,129             --        216,512        119,159        852,443
  Participant transfers from other
    funding options .................            --             --          4,000         11,320        579,916        635,238
  Administrative and asset allocation
    charges .........................            --             --             --             --             --             --
  Contract surrenders ...............       (10,595)        (8,609)       (62,677)      (174,924)      (385,280)      (205,529)
  Participant transfers to other
    funding options .................            --         (3,276)    (3,157,701)      (309,991)      (335,848)      (544,299)
  Other receipts/(payments) .........            --         (4,000)           (30)            --             --        (12,079)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ..................       (10,595)       (14,756)    (3,216,408)      (257,083)       (22,053)       725,774
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets ........................        (9,719)       (10,845)    (3,105,526)      (181,824)       384,452      1,206,517
Net Assets:
  Beginning of year .................        71,098         81,943      3,105,526      3,287,350      4,099,799      2,893,282
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of year .......................   $    61,379    $    71,098    $        --    $ 3,105,526    $ 4,484,251    $ 4,099,799
                                        ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

    VIP Dynamic Capital              VIP Mid Cap                     Wells Fargo VT
   Appreciation Subaccount            Subaccount                Advantage Small/Mid Cap
      (Service Class 2)            (Service Class 2)                Value Subaccount
 --------------------------    --------------------------    --------------------------
     2006           2005           2006           2005           2006           2005
 -----------    -----------    -----------    -----------    -----------    -----------

 $    (2,396)   $    (2,374)   $   (55,477)   $   (39,912)   $    (2,797)   $    (1,462)
      20,154         16,812        726,441        173,243         56,520          4,865

       9,011         20,936       (142,945)       421,956        (21,991)        20,703
 -----------    -----------    -----------    -----------    -----------    -----------


      26,769         35,374        528,019        555,287         31,732         24,106
 -----------    -----------    -----------    -----------    -----------    -----------

          --         25,500        168,710      1,486,182             --             --

      66,335         11,049        996,966        884,313        107,526         21,077

          --             --             --             --             --             --
     (11,013)       (37,590)      (310,722)      (219,738)       (12,771)       (15,348)

     (40,111)       (39,682)      (418,327)      (432,896)       (42,840)            --
          --             --       (134,473)            --             --             --
 -----------    -----------    -----------    -----------    -----------    -----------


      15,211        (40,723)       302,154      1,717,861         51,915          5,729
 -----------    -----------    -----------    -----------    -----------    -----------

      41,980         (5,349)       830,173      2,273,148         83,647         29,835

     203,363        208,712      4,576,806      2,303,658        190,450        160,615
 -----------    -----------    -----------    -----------    -----------    -----------
 $   245,343    $   203,363    $ 5,406,979    $ 4,576,806    $   274,097    $   190,450
 ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five") (formerly, The Travelers Separate Account Five for Variable Annuities) is a separate account of MetLife Insurance Company of Connecticut (the "Company") (formerly, The Travelers Insurance Company), a wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account Five, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The product supported by Separate Account Five is MetLife Retirement Account Annuity (formerly, Travelers Retirement Account Annuity).

Separate Account Five is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

American Funds Insurance Series                                 Legg Mason Partners Variable Portfolios III, Inc.
Credit Suisse Trust                                             Lord Abbett Series Fund, Inc.
Delaware VIP Trust                                              Met Investors Series Trust
Dreyfus Variable Investment Fund                                MetLife Investment Funds, Inc.
Franklin Templeton Variable Insurance Products Trust            Metropolitan Series Fund, Inc.
Janus Aspen Series                                              PIMCO Variable Insurance Trust
Legg Mason Partners Investment Series                           Putnam Variable Trust
Legg Mason Partners Variable Portfolios V                       Van Kampen Life Investment Trust
Legg Mason Partners Variable Portfolios I, Inc.                 Variable Insurance Products Fund
Legg Mason Partners Variable Portfolios II                      Wells Fargo Variable Trust

Participant purchase payments applied to Separate Account Five are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth and Income Subaccount (Class 2)
      Credit Suisse Trust Emerging Markets Subaccount
      Delaware VIP Small Cap Value Subaccount (Standard Class)
      Dreyfus VIF Appreciation Subaccount (Initial Shares)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
      Janus Aspen Mid Cap Growth Subaccount (Service Shares)
      Janus Aspen Worldwide Growth Subaccount (Service Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPVPV Small Cap Growth Opportunities Subaccount
      LMPVPI All Cap Subaccount (Class I)
      LMPVPI Investors Subaccount (Class I)
      LMPVPI Small Cap Growth Subaccount (Class I)
      LMPVPI Total Return Subaccount (Class I)

      LMPVPII Appreciation Subaccount
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPIII Adjustable Rate Income Subaccount
      LMPVPIII Aggressive Growth Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII International All Cap Growth Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Social Awareness Stock Subaccount
      Lord Abbett Growth and Income Subaccount (Class VC)
      Lord Abbett Mid Cap Value Subaccount (Class VC)
      MIST Batterymarch Mid Cap Stock Subaccount (Class A)
      MIST BlackRock Large Cap Core Subaccount (Class A)
      MIST Dreman Small-Cap Value Subaccount (Class A)
      MIST Harris Oakmark International Subaccount (Class A)
      MIST Janus Capital Appreciation Subaccount (Class A)
      MIST Legg Mason Partners Managed Assets Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Lord Abbett Growth and Income Subaccount (Class B)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Met/AIM Small Cap Growth Subaccount (Class A)
      MIST MFS(R) Value Subaccount (Class A)
      MIST Neuberger Berman Real Estate Subaccount (Class A)
      MIST Pioneer Fund Subaccount (Class A)
      MIST Pioneer Mid-Cap Value Subaccount (Class A)*
      MIST Pioneer Strategic Income Subaccount (Class A)
      MIST Third Avenue Small Cap Value Subaccount (Class B)
      MetLife Investment Diversified Bond Subaccount (Class I)
      MetLife Investment International Stock Subaccount (Class I)
      MetLife Investment Large Company Stock Subaccount (Class I)
      MetLife Investment Small Company Stock Subaccount (Class I)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class A)
      MSF BlackRock Money Market Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF FI Value Leaders Subaccount (Class D)
      MSF MetLife Aggressive Allocation Subaccount (Class B)*
      MSF MetLife Conservative Allocation Subaccount (Class B)
      MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
      MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
      MSF Oppenheimer Global Equity Subaccount (Class B)
      MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
      PIMCO VIT Total Return Subaccount (Administrative Class)
      Putnam VT Discovery Growth Subaccount (Class IB)
      Putnam VT International Equity Subaccount (Class IB)
      Putnam VT Small Cap Value Subaccount (Class IB)

      Van Kampen LIT Comstock Subaccount (Class II)
      Van Kampen LIT Strategic Growth Subaccount (Class II)
      VIP Contrafund(R) Subaccount (Service Class 2)
      VIP Dynamic Capital Appreciation Subaccount (Service Class 2) VIP Mid Cap Subaccount (Service Class 2)
      Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

     * No net assets as of December 31, 2006.

      The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

      For the year ended December 31, 2006:

      Mergers:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Capital Appreciation Fund (a)                                     Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                                         Western Asset Management High Yield Bond Portfolio (b)
      Managed Assets Trust (a)                                          Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a)                                        BlackRock Money Market Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)                  Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)                    Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)                 Batterymarch Mid Cap Stock Portfolio (b)
      Travelers Federated Stock Portfolio (a)                           Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)                    Mercury Large Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                                 MIST MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)              Harris Oakmark International Portfolio (b)
      Travelers Pioneer Fund Portfolio (a)                              Pioneer Fund Portfolio (b)
      Travelers Pioneer Mid Cap Value Portfolio (a)                     Pioneer Mid Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)                  Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Series: Small Cap Value Portfolio (a)       Dreman Small Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                             FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                                 FI Large Cap Portfolio (b)
      Travelers MFS Mid Cap Growth Portfolio (a)                        BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)                          MSF MFS Total Return Portfolio (b)
      Travelers Strategic Equity Portfolio (a)                          FI Large Cap Portfolio (b)
      Travelers Quality Bond Portfolio (a)                              BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)                Western Asset Management U.S. Government Portfolio (b)

     (a) For the period January 1, 2006 to April 30, 2006
     (b) For the period May 1, 2006 to December 31, 2006

      Substitutions:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Delaware VIP REIT Portfolio (c)                                   Neuberger Berman Real Estate Portfolio (d)
      Janus Aspen Balanced Portfolio (c)                                MFS Total Return Portfolio (d)
      VIP Asset Manager Portfolio (c)                                   MFS Total Return Portfolio (d)
      Mutual Shares Securities Portfolio (c)                            Lord Abbett Growth and Income Portfolio (d)
      Franklin Templeton Growth Securities Portfolio (c)                Oppenheimer Global Equity Portfolio (d)
      Oppenheimer Main Street Portfolio (c)                             Lord Abbett Growth and Income Portfolio (d)
      Lazard Retirement Small Cap Portfolio (e)                         Third Avenue Small Cap Value Portfolio (f)

     (c) For the period January 1, 2006 to April 30, 2006
     (d) For the period May 1, 2006 to December 31, 2006
     (e) For the period January 1, 2006 to November 12, 2006
     (f) For the period November 13, 2006 to December 31, 2006

1. BUSINESS -- (Concluded)

      Name Changes:

      Old Name                                                          New Name
      --------                                                          --------
      CitiStreet Diversified Bond Subaccount - Class I                  Metlife Investment Diversified Bond Subaccount - Class I
      CitiStreet International Stock Subaccount - Class I               Metlife Investment International Stock Subaccount-Class I
      CitiStreet Large Company Stock Subaccount - Class I               Metlife Investment Large Company Stock Subaccount - Class I
      CitiStreet Small Company Stock Subaccount - Class I               Metlife Investment Small Company Stock Subaccount - Class I
      Greenwich Street Appreciation Subaccount                          LMPVPII Appreciation Subaccount
      Greenwich Street Equity Index Subaccount                          LMPVPII Equity Index Subaccount - Class I
      Greenwich Street Fundamental Value Subaccount                     LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable All Cap Subaccount - Class I            LMPVPI All Cap Subaccount - Class I
      Salomon Brothers Variable Investors Subaccount - Class I          LMPVPI Investors Subaccount - Class I
      Salomon Brothers Variable Small Cap Growth Subaccount - Class I   LMPVPI Small Cap Growth Subaccount - Class I
      Salomon Brothers Variable Total Return Subaccount - Class I       LMPVPI Total Return Subaccount - Class I
      Smith Barney Dividend Strategy Subaccount                         LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap Growth Subaccount         LMPIS Premier Selections All Cap Growth Subaccount
      SB Adjustable Rate Income Subaccount                              LMPVPIII Adjustable Rate Income Subaccount
      Smith Barney Aggressive Growth Subaccount                         LMPVPIII Aggressive Growth Subaccount
      Smith Barney High Income Subaccount                               LMPVPIII High Income Subaccount
      Smith Barney International All Cap growth Subaccount              LMPVPIII International All Cap Growth Subaccount
      Smith Barney Large Capitalization Growth Subaccount               LMPVPIII Large Cap Growth Subaccount
      Social Awareness Stock Subaccount                                 LMPVPIII Social Awareness Stock Subaccount
      Smith Barney Small Cap Growth Opportunities Subaccount            LMPVPV Small Cap Growth Opportunities Subaccount
      Wells Fargo/Advantage Multi Cap Value Subaccount                  Wells Fargo VT Advantage Small/Mid Cap Value Subaccount
      Mercury Large Cap Core Subaccount                                 BlackRock Large Cap Core Subaccount

      For the year ended December 31, 2005:

      Merger:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Travelers MFS Emerging Growth Portfolio                           MFS Mid Cap Growth Portfolio

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Five or shares of Separate Account Five's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account Five product offered by the Company and the prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Five  in  the  preparation  of  its  financial
statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Separate Account Five form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing Federal income tax law, no taxes are payable on the earnings of Separate Account Five. Separate Account Five is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

      -     Mortality and Expense Risks assumed by the Company ("M&E")
      -     Floor Benefit ("FL")

Below is a table displaying separate account charges with their associated products offered in Separate Account Five for each funding option.

The table displays Standard ("S") and Optional ("O") Death Benefit ("Dth Ben") designations.

                                                                                            Asset-based Charges
                                                                                           ----------------------------------------
Separate Account                            Dth
Charge (1)(5)                               Ben     Product (3)(4)                           M&E          FL (2)              Total
----------------                            ---     --------------                          -----        --------            ------
Separate Account Charge 0.80% 3% AIR         S      MetLife Retirement Account                0.80%                          0.80%
Separate Account Charge 0.80% 5% AIR         S      MetLife Retirement Account                0.80%                          0.80%
Separate Account Charge 0.80% 0.25% FL       S      MetLife Retirement Account                0.80%          0.25%           1.05%
Separate Account Charge 0.80% 0.43% FL       S      MetLife Retirement Account                0.80%          0.43%           1.23%
Separate Account Charge 0.80% 0.62% FL       S      MetLife Retirement Account                0.80%          0.62%           1.42%
Separate Account Charge 0.80% 1.10% FL       S      MetLife Retirement Account                0.80%          1.10%           1.90%
Separate Account Charge 1.25% 3% AIR         O      MetLife Retirement Account                1.25%                          1.25%
Separate Account Charge 1.25% 5% AIR         O      MetLife Retirement Account                1.25%                          1.25%
Separate Account Charge 1.25% 0.33% FL       O      MetLife Retirement Account                1.25%          0.33%           1.58%
Separate Account Charge 1.25% 0.53% FL       O      MetLife Retirement Account                1.25%          0.53%           1.78%
Separate Account Charge 1.25% 0.83% FL       O      MetLife Retirement Account                1.25%          0.83%           2.08%
Separate Account Charge 1.25% 1.40% FL       O      MetLife Retirement Account                1.25%          1.40%           2.65%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.
(2) This charge applies in the annuitization phase when the floor benefit has been selected.
(3) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.
(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.
(5)   Assumed Interest Rate (AIR)

No sales charges are deducted from participant purchase payments when they are received. However, the Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% after five full years and assessed through the redemption of units.

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates the Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will never exceed the annual separate account charge by more than 3% annually. It will be set at the time of election and remain level throughout the term of annuitization.

If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units.

Participants in the CHART asset allocation program enter into an agreement with MetLife Investment Fund Service, LLC ("MIFS"), an affiliate of the Company. Under this arrangement, MIFS provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The maximum annual fee is 0.75% which decreases as a participant's assets increase. Effective February 1, 2006, this program was closed to new participants.

If the Optional Death Benefit and Credit is selected, the Company will add a credit to the applicable purchase contract with each purchase payment. Each credit is added to the contract value when the payment is applied and will equal 2% of each purchase payment. These credits are applied, pro rata, to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to the contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10, and 2% after contract year
10. There is no credit applied to contracts held less than one year.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                             As of and for the period ended December 31, 2006
                                                                         -----------------------------------------------------
INVESTMENTS                                                                No. of         Market       Cost of       Proceeds
                                                                           Shares          Value      Purchases     from Sales
                                                                         -----------   -----------   -----------   -----------
American Funds Insurance Series (2.1%)
  American Funds Global Growth Subaccount (Class 2) (Cost $620,898)           30,794   $   717,199   $   429,253   $    65,011
  American Funds Growth Subaccount (Class 2) (Cost $1,299,583)                23,311     1,493,750       509,469       241,269
  American Funds Growth and Income Subaccount (Class 2)
    (Cost $1,356,509)                                                         35,889     1,514,166       555,291       178,350
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $3,276,990)                                                   89,994   $ 3,725,115   $ 1,494,013   $   484,630
                                                                         ===========   ===========   ===========   ===========
Capital Appreciation Fund (0.0%)
  Capital Appreciation Subaccount
    Total (Cost $0)                                                               --   $        --   $   429,167   $ 6,810,828
                                                                         ===========   ===========   ===========   ===========
Credit Suisse Trust (0.2%)
  Credit Suisse Trust Emerging Markets Subaccount
    Total (Cost $190,786)                                                     13,204   $   288,515   $   131,519   $   126,670
                                                                         ===========   ===========   ===========   ===========
Delaware VIP Trust (1.3%)
  Delaware VIP REIT Subaccount (Standard Class) (Cost $0)                         --   $        --   $   273,479   $ 2,305,730
  Delaware VIP Small Cap Value Subaccount (Standard Class)
    (Cost $1,809,825)                                                         69,652     2,327,773       456,322       210,779
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $1,809,825)                                                   69,652   $ 2,327,773   $   729,801   $ 2,516,509
                                                                         ===========   ===========   ===========   ===========
Dreyfus Variable Investment Fund (1.7%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $538,586)        15,188   $   646,258   $    69,868   $   184,822
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
    (Cost $2,145,975)                                                         57,252     2,406,302       316,905       401,552
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $2,684,561)                                                   72,440   $ 3,052,560   $   386,773   $   586,374
                                                                         ===========   ===========   ===========   ===========
Franklin Templeton Variable Insurance Products Trust (1.1%)
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                  --   $        --   $    18,100   $   382,197
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $725,066)                                                           70,189       967,911       346,554       153,995
  FTVIPT Templeton Foreign Securities Subaccount (Class 2)
    (Cost $868,301)                                                           56,576     1,059,109       458,725       205,049
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)               --            --       125,975     2,485,958
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $1,593,367)                                                  126,765   $ 2,027,020   $   949,354   $ 3,227,199
                                                                         ===========   ===========   ===========   ===========
High Yield Bond Trust (0.0%)
  High Yield Bond Subaccount
    Total (Cost $0)                                                               --   $        --   $   358,106   $ 2,542,774
                                                                         ===========   ===========   ===========   ===========
Janus Aspen Series (0.5%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                      --   $        --   $    41,063   $   418,396
  Janus Aspen Mid Cap Growth Subaccount (Service Shares)
    (Cost $256,942)                                                           10,975       353,295        31,696        29,826
  Janus Aspen Worldwide Growth Subaccount (Service Shares)
    (Cost $489,298)                                                           16,546       532,955       172,119        87,860
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $746,240)                                                     27,521   $   886,250   $   244,878   $   536,082
                                                                         ===========   ===========   ===========   ===========
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                               --   $        --   $   107,882   $   217,259
                                                                         ===========   ===========   ===========   ===========
Legg Mason Partners Investment Series (0.1%)
  LMPIS Dividend Strategy Subaccount (Cost $155,238)                          17,908   $   179,801   $    64,957   $    32,220
  LMPIS Premier Selections All Cap Growth Subaccount (Cost $42,850)            3,740        50,041         1,619           599
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $198,088)                                                     21,648   $   229,842   $    66,576   $    32,819
                                                                         ===========   ===========   ===========   ===========
Legg Mason Partners Variable Portfolios V (0.1%)
  LMPVPV Small Cap Growth Opportunties Subaccount
    Total (Cost $112,519)                                                      9,735   $   111,274   $    90,031   $    51,798
                                                                         ===========   ===========   ===========   ===========

                                                                                      As of and for the period ended
                                                                                    December 31, 2006 -- (Continued)
                                                                         -----------------------------------------------------
INVESTMENTS                                                                No. of         Market       Cost of       Proceeds
                                                                           Shares          Value      Purchases     from Sales
                                                                         -----------   -----------   -----------   -----------
Legg Mason Partners Variable Portfolios I, Inc. (0.9%)
  LMPVPI All Cap Subaccount (Class I) (Cost $751,046)                         50,455   $   984,883   $    90,333   $   147,540
  LMPVPI Investors Subaccount (Class I) (Cost $210,402)                       18,038       298,528        11,232        40,167
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $227,941)                19,319       283,210        78,267       229,919
  LMPVPI Total Return Subaccount (Class I) (Cost $116,630)                    10,612       130,319        17,652        48,181
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $1,306,019)                                                   98,424   $ 1,696,940   $   197,484   $   465,807
                                                                         ===========   ===========   ===========   ===========
Legg Mason Partners Variable Portfolios II (6.1%)
  LMPVPII Appreciation Subaccount (Cost $1,137,826)                           58,593   $ 1,567,373   $    89,042   $   254,283
  LMPVPII Equity Index Subaccount (Class II) (Cost $5,660,500)               212,451     7,250,958       352,476       882,427
  LMPVPII Fundamental Value Subaccount (Cost $1,773,451)                      96,631     2,202,221       157,762       389,094
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $8,571,777)                                                  367,675   $11,020,552   $   599,280   $ 1,525,804
                                                                         ===========   ===========   ===========   ===========
Legg Mason Partners Variable Portfolios III, Inc. (3.6%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $34,643)                    3,456   $    34,142   $     1,544   $    89,291
  LMPVPIII Aggressive Growth Subaccount (Cost $3,087,126)                    259,509     4,193,660        76,683       569,503
  LMPVPIII High Income Subaccount (Cost $255,726)                             34,865       254,865        39,351        76,364
  LMPVPIII International All Cap Growth Subaccount (Cost $389,811)            30,096       520,057        72,653       129,224
  LMPVPIII Large Cap Growth Subaccount (Cost $851,545)                        62,527       986,051        39,410       217,164
  LMPVPIII Social Awareness Stock Subaccount (Cost $414,719)                  18,491       499,069         7,119        25,181
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $5,033,570)                                                  408,944   $ 6,487,844   $   236,760   $ 1,106,727
                                                                         ===========   ===========   ===========   ===========
Lord Abbett Series Fund, Inc. (0.8%)
  Lord Abbett Growth and Income Subaccount (Class VC) (Cost $767,826)         28,051   $   823,005   $   306,975   $   179,605
  Lord Abbett Mid Cap Value Subaccount (Class VC) (Cost $699,759)             33,029       719,380       194,041       270,121
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $1,467,585)                                                   61,080   $ 1,542,385   $   501,016   $   449,726
                                                                         ===========   ===========   ===========   ===========
Managed Assets Trust (0.0%)
  Managed Assets Subaccount
    Total (Cost $0)                                                               --   $        --   $   444,387   $ 4,833,140
                                                                         ===========   ===========   ===========   ===========
Met Investors Series Trust (11.7%)
  MIST Batterymarch Mid Cap Stock Subaccount (Class A)
    (Cost $1,734,639)                                                         86,028   $ 1,671,518   $ 1,944,799   $   193,207
  MIST BlackRock Large Cap Core Subaccount (Class A) (Cost $154,990)          14,664       164,232       254,809        99,280
  MIST Dreman Small Cap Value Subaccount (Class A) (Cost $20,721)              1,539        21,190        20,753            32
  MIST Harris Oakmark International Subaccount (Class A)
    (Cost $1,049,096)                                                         60,909     1,159,103     1,117,480        68,296
  MIST Janus Capital Appreciation Subaccount (Class A)
    (Cost $5,496,265)                                                         73,393     5,698,265     6,617,133     1,084,056
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $3,954,505)                                                        233,830     4,225,309     4,445,353       489,011
  MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost $275,574)        22,982       287,499       402,760       126,242
  MIST Lord Abbett Growth and Income Subaccount (Class B)
    (Cost $903,706)                                                           33,406       975,458       947,781        44,694
  MIST Met/AIM Capital Appreciation Subaccount (Class A)
    (Cost $57,379)                                                             4,711        51,025        57,790           389
  MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $81,665)            6,150        83,212       102,671        21,826
  MIST MFS(R) Value Subaccount (Class A) (Cost $1,571,027)                   115,419     1,643,563     1,674,034       103,192
  MIST Neuberger Berman Real Estate Subaccount (Class A)
    (Cost $2,209,989)                                                        147,868     2,680,838     2,686,251       514,281
  MIST Pioneer Fund Subaccount (Class A) (Cost $286,700)                      21,272       311,216       330,006        44,712
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $2,084,251)       219,743     2,078,772     2,279,015       198,148
  MIST Third Avenue Small Cap Value Subaccount (Class B)
    (Cost $178,993)                                                           10,486       182,659       197,816        19,196
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $20,059,500)                                               1,052,400   $21,233,859   $23,078,451   $ 3,006,562
                                                                         ===========   ===========   ===========   ===========

                                                                                     As of and for the period ended
                                                                                      December 31, 2006 -- (Continued)
                                                                         -----------------------------------------------------
INVESTMENTS                                                                No. of         Market       Cost of       Proceeds
                                                                           Shares          Value      Purchases     from Sales
                                                                         -----------   -----------   -----------   -----------
MetLife Investment Funds, Inc. (37.4%)
  MetLife Investment Diversified Bond Subaccount (Class I)
    (Cost $26,808,813)                                                     2,307,908   $26,979,444   $ 2,765,104   $ 5,484,709
  MetLife Investment International Stock Subaccount (Class I)
    (Cost $8,397,647)                                                        692,005    13,161,933       601,120     3,539,260
  MetLife Investment Large Company Stock Subaccount (Class I)
    (Cost $14,141,861)                                                     1,328,296    18,197,651       667,550     3,578,736
  MetLife Investment Small Company Stock Subaccount (Class I)
    (Cost $8,100,731)                                                        676,974     9,701,034     1,325,386     1,934,083
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $57,449,052)                                               5,005,183   $68,040,062   $ 5,359,160   $14,536,788
                                                                         ===========   ===========   ===========   ===========
Metropolitan Series Fund, Inc. (22.6%)
  MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $626,151)        26,010   $   619,030   $   839,965   $   200,457
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $2,400,795)            23,180     2,517,603     2,545,544       145,723
  MSF BlackRock Money Market Subaccount (Class A) (Cost $4,346,688)           43,467     4,346,688     5,920,812     1,574,124
  MSF FI Large Cap Subaccount (Class A) (Cost $3,263,361)                    221,129     3,343,463     3,777,704       497,839
  MSF FI Value Leaders Subaccount (Class D) (Cost $8,227,059)                 41,038     8,533,893     9,449,688     1,198,129
  MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $0)                --            --        40,005        39,971
  MSF MetLife Conservative Allocation Subaccount (Class B)
    (Cost $29,926)                                                             2,880        30,358        29,986            61
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $467,655)                                                           44,838       494,116       470,769         3,233
  MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $797,339)        74,462       854,818       806,235         9,232
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
    (Cost $303,756)                                                           27,654       330,189       311,845         8,283
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $10,644,269)             73,960    11,491,145    12,094,987     1,484,622
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $2,248,044)       142,489     2,393,809     2,474,582       228,445
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $1,878,422)                                                        195,677     2,017,433     2,412,286       552,237
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $4,077,931)                                                        346,386     4,260,544     5,390,248     1,331,396
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $39,311,396)                                               1,263,170   $41,233,089   $46,564,656   $ 7,273,752
                                                                         ===========   ===========   ===========   ===========
Money Market Portfolio (0.0%)
  Money Market Subaccount
    Total (Cost $0)                                                               --   $        --   $   213,012   $ 4,795,184
                                                                         ===========   ===========   ===========   ===========
Oppenheimer Variable Account Funds (0.0%)
  Oppenheimer Main Street/VA Subaccount (Service Shares)
    Total (Cost $0)                                                               --   $        --   $    24,527   $   151,155
                                                                         ===========   ===========   ===========   ===========
PIMCO Variable Insurance Trust (2.1%)
  PIMCO VIT Real Return Subaccount (Administrative Class)
    (Cost $194,855)                                                           15,451   $   184,332   $   263,089   $   209,429
  PIMCO VIT Total Return Subaccount (Administrative Class)
    (Cost $3,646,307)                                                        354,290     3,585,413       621,479       466,651
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $3,841,162)                                                  369,741   $ 3,769,745   $   884,568   $   676,080
                                                                         ===========   ===========   ===========   ===========
Putnam Variable Trust (1.5%)
  Putnam VT Discovery Growth Subaccount (Class IB) (Cost $1,216)                 281   $     1,662   $        --   $        20
  Putnam VT International Equity Subaccount (Class IB) (Cost $330,674)        21,075       434,986       189,657        11,116
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $1,857,523)           91,227     2,214,078       629,774       511,868
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $2,189,413)                                                  112,583   $ 2,650,726   $   819,431   $   523,004
                                                                         ===========   ===========   ===========   ===========
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                         --   $        --   $    18,496   $    70,198
  Travelers Convertible Securities Subaccount (Cost $0)                           --            --           905        46,415
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                        --            --       324,331     2,091,982
  Travelers Equity Income Subaccount (Cost $0)                                    --            --     1,149,742     9,691,631
  Travelers Federated Stock Subaccount (Cost $0)                                  --            --        78,453       160,503
  Travelers Large Cap Subaccount (Cost $0)                                        --            --       178,402     2,431,044
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                           --            --        53,997       271,763
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                            --            --        60,975       882,046

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                      As of and for the period ended
                                                                                     December 31, 2006 -- (Concluded)
                                                                         -----------------------------------------------------
INVESTMENTS                                                                No. of         Market       Cost of       Proceeds
                                                                           Shares          Value      Purchases     from Sales
                                                                         -----------   -----------   -----------   -----------
The Travelers Series Trust -- (Continued)
  Travelers MFS(R) Total Return Subaccount (Cost $0)                              --   $        --   $   809,600   $ 8,474,329
  Travelers MFS(R) Value Subaccount (Cost $0)                                     --            --       485,943     1,225,198
  Travelers Mondrian International Stock Subaccount (Cost $0)                     --            --        75,822       918,405
  Travelers Pioneer Fund Subaccount (Cost $0)                                     --            --         3,251       345,213
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                         --            --       600,377     2,175,621
  Travelers Quality Bond Subaccount (Cost $0)                                     --            --       209,495     2,480,991
  Travelers Strategic Equity Subaccount (Cost $0)                                 --            --        79,468     1,487,116
  Travelers U.S. Government Securities Subaccount (Cost $0)                       --            --     1,172,253     6,131,975
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $0)                                                               --   $        --   $ 5,301,510   $38,884,430
                                                                         ===========   ===========   ===========   ===========
Van Kampen Life Investment Trust (0.5%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $797,446)               60,189   $   884,775   $   187,518   $   167,849
  Van Kampen LIT Strategic Growth Subaccount (Class II) (Cost $48,436)         2,151        61,383            --        11,407
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $845,882)                                                     62,340   $   946,158   $   187,518   $   179,256
                                                                         ===========   ===========   ===========   ===========
Variable Insurance Products Fund (5.5%)
  VIP Asset Manager Subaccount (Service Class 2) (Cost $0)                        --   $        --   $   128,797   $ 3,279,880
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $3,695,580)           144,151     4,484,552     1,099,942       771,682
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $185,655)                                                           25,882       245,360        73,424        54,063
  VIP Mid Cap Subaccount (Service Class 2) (Cost $4,512,772)                 157,878     5,407,336     1,702,778       859,273
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $8,394,007)                                                  327,911   $10,137,248   $ 3,004,941   $ 4,964,898
                                                                         ===========   ===========   ===========   ===========
Wells Fargo Variable Trust (0.2%)
  Wells Fargo VT Advantage Small/Mid Cap Value Subaccount
    Total (Cost $233,790)                                                     20,657   $   274,116   $   144,142   $    58,351
                                                                         ===========   ===========   ===========   ===========

5. FINANCIAL HIGHLIGHTS

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
American Funds Insurance Series
  American Funds Global Growth
    Subaccount (Class 2)                  2006       484    1.481 - 1.499     717         0.79       0.80 - 1.25       18.96 - 19.44
                                          2005       219    1.245 - 1.255     273         0.45       0.80 - 1.25        8.75 - 13.17
                                          2004        12    1.105 - 1.109      13         0.37       0.80 - 1.25       10.90 - 11.39
  American Funds Growth Subaccount
    (Class 2)                             2006     1,098    1.359 - 1.375   1,494         0.82       0.80 - 1.25         8.89 - 9.30
                                          2005       888    1.248 - 1.258   1,109         1.11       0.80 - 1.25       14.71 - 15.31
                                          2004        92    1.088 - 1.091     100         0.25       0.80 - 1.25        8.34 - 10.46
  American Funds Growth and Income
    Subaccount (Class 2)                  2006     1,178    1.283 - 1.299   1,514         1.73       0.80 - 1.25       13.74 - 14.35
                                          2005       895    1.128 - 1.136   1,010         2.09       0.80 - 1.25         4.54 - 4.99
                                          2004       144    1.079 - 1.082     156         1.62       0.80 - 1.25         2.08 - 8.20
Capital Appreciation Fund
  Capital Appreciation
         Subaccount                       2006        --    0.676 - 0.694      --           --       0.80 - 1.25     (0.88) - (0.86)
                                          2005     9,751    0.682 - 0.700   6,661           --       0.80 - 1.25       16.78 - 17.25
                                          2004     8,226    0.584 - 0.597   4,811           --       0.80 - 1.25       17.98 - 18.69
                                          2003     6,439    0.495 - 0.503   3,189         0.06       0.80 - 1.25       23.44 - 23.89
                                          2002     5,010    0.401 - 0.406   2,012         1.96       0.80 - 1.25   (26.01) - (25.78)
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Subaccount                    2006       126    2.277 - 2.357     288         0.55       0.80 - 1.25       30.86 - 31.46
                                          2005       127    1.740 - 1.793     221         0.69       0.80 - 1.25       26.36 - 26.98
                                          2004       116    1.377 - 1.412     161         0.29       0.80 - 1.25       23.39 - 23.86
                                          2003       121    1.116 - 1.140     135           --       0.80 - 1.25       41.09 - 41.79
                                          2002       113    0.791 - 0.804      90         0.18       0.80 - 1.25      (12.69) - 4.15
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)                      2006        --    3.203 - 3.312      --         1.95       0.80 - 1.25       31.00 - 31.59
                                          2005       833    2.445 - 2.517   2,041         1.82       0.80 - 1.25         5.84 - 6.29
                                          2004       715    2.310 - 2.368   1,656         1.87       0.80 - 1.25       29.78 - 30.40
                                          2003       561    1.780 - 1.816   1,000         2.01       0.80 - 1.25       32.34 - 32.94
                                          2002       299    1.345 - 1.366     402         1.76       0.80 - 1.25       (6.63) - 3.22
Delaware VIP Small Cap Value
  Subaccount (Standard Class)             2006       936    2.477 - 2.565   2,328         0.24       0.80 - 1.25       14.73 - 15.28
                                          2005       883    2.159 - 2.225   1,913         0.34       0.80 - 1.25         8.06 - 8.54
                                          2004       641    1.998 - 2.050   1,282         0.19       0.80 - 1.25       20.00 - 20.52
                                          2003       537    1.665 - 1.701     895         0.35       0.80 - 1.25       40.15 - 40.81
                                          2002       304    1.188 - 1.208     362         0.36       0.80 - 1.25    (14.63) - (6.75)
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount
    (Initial Shares)                      2006       559    1.146 - 1.187     646         1.64       0.80 - 1.25       15.06 - 15.58
                                          2005       671    0.996 - 1.027     674         0.02       0.80 - 1.25         3.11 - 3.53
                                          2004       770    0.966 - 0.992     747         1.83       0.80 - 1.25         3.76 - 4.20
                                          2003       654    0.931 - 0.952     610         1.45       0.80 - 1.25       19.67 - 20.20
                                          2002       633    0.778 - 0.792     493         1.25       0.80 - 1.25   (17.76) - (17.33)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Dreyfus Variable Investment Fund  (Continued)
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)           2006     1,528    1.568 - 1.624   2,406         0.41    0.80 - 1.25            2.48 - 2.98
                                          2005     1,710    1.530 - 1.577   2,625           --    0.80 - 1.25            4.51 - 4.92
                                          2004     1,706    1.464 - 1.503   2,502         0.21    0.80 - 1.25           9.91 - 10.51
                                          2003     1,514    1.332 - 1.360   2,019         0.04    0.80 - 1.25          30.08 - 30.64
                                          2002       941    1.024 - 1.041     964         0.05    0.80 - 1.25      (20.12) - (19.80)
Franklin Templeton Variable Insurance
Products Trust
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                  2006        --    1.704 - 1.732      --           --    0.80 - 1.25          16.87 - 17.42
                                          2005       232    1.458 - 1.475     338         0.61    0.80 - 1.25            9.21 - 9.67
                                          2004        85    1.335 - 1.345     113         0.78    0.80 - 1.25          11.25 - 11.71
                                          2003        42    1.200 - 1.204      50         0.12    0.80 - 1.25           2.91 - 20.40
  FTVIPT Templeton Developing
    Markets Securities Subaccount
    (Class 2)                             2006       493    1.958 - 1.982     968         1.15    0.80 - 1.25          26.49 - 27.05
                                          2005       382    1.548 - 1.560     592         0.71    0.80 - 1.25          23.32 - 26.42
                                          2004        48    1.230 - 1.234      59         0.07    0.80 - 1.25          23.40 - 26.67
  FTVIPT Templeton Foreign
    Securities Subaccount
    (Class 2)                             2006       703    1.505 - 1.523   1,059         1.30    0.80 - 1.25          20.02 - 20.49
                                          2005       508    1.254 - 1.264     638         0.90    0.80 - 1.25            8.76 - 9.34
                                          2004        79    1.153 - 1.156      91         0.13    0.80 - 1.25          11.37 - 15.60
  FTVIPT Templeton Growth
    Securities Subaccount
    (Class 2)                             2006        --    1.452 - 1.470      --           --    0.80 - 1.25          20.30 - 20.89
                                          2005     1,786    1.207 - 1.216   2,158         1.05    0.80 - 1.25            7.48 - 7.99
                                          2004       322    1.123 - 1.126     362         0.46    0.80 - 1.25          12.60 - 16.13
High Yield Bond Trust
  High Yield Bond Subaccount              2006        --    1.528 - 1.576      --         6.62    0.80 - 1.25            2.41 - 2.47
                                          2005     1,529    1.492 - 1.538   2,288         0.01    0.80 - 1.25            0.00 - 0.52
                                          2004     1,420    1.491 - 1.530   2,121         7.71    0.80 - 1.25            7.34 - 7.90
                                          2003     1,092    1.389 - 1.418   1,517         8.19    0.80 - 1.25          13.99 - 27.55
                                          2002       635            1.089     691         7.29           1.25                   3.32
Janus Aspen Series
  Janus Aspen Balanced Subaccount
    (Service Shares)                      2006        --    1.168 - 1.195      --           --    0.80 - 1.25            3.36 - 3.55
                                          2005       321    1.130 - 1.154     363         1.98    0.80 - 1.25            6.40 - 6.85
                                          2004       416    1.062 - 1.080     443         2.16    0.80 - 1.25            6.95 - 7.46
                                          2003       442    0.993 - 1.005     440         1.95    0.80 - 1.25          12.33 - 15.78
                                          2002       219    0.884 - 0.891     193         5.07    0.80 - 1.25        (7.92) - (7.38)
  Janus Aspen Mid Cap Growth
    Subaccount (Service Shares)           2006       328    1.071 - 1.099     353           --    0.80 - 1.25          11.91 - 12.37
                                          2005       322    0.957 - 0.978     310           --    0.80 - 1.25          10.64 - 11.14
                                          2004       185    0.865 - 0.880     161           --    0.80 - 1.25          18.98 - 19.57
                                          2003       136    0.727 - 0.736      99           --    0.80 - 1.25          33.58 - 35.89
                                          2002        37            0.551      20           --           0.80       (28.63) - (1.25)
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)           2006       777    0.686 - 0.707     533         1.70    0.80 - 1.25          16.47 - 17.05
                                          2005       641    0.589 - 0.604     378         1.17    0.80 - 1.25            4.25 - 4.68
                                          2004       810    0.565 - 0.577     458         0.92    0.80 - 1.25            3.29 - 3.78
                                          2003       818    0.547 - 0.556     448         0.87    0.80 - 1.25          22.10 - 22.74
                                          2002       757    0.448 - 0.453     339         0.66    0.80 - 1.25      (26.56) - (26.34)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Subaccount                            2006      --      1.299 - 1.314      --           --       0.80 - 1.25       12.56 - 13.08
                                          2005      88      1.154 - 1.162     102           --       0.80 - 1.25         1.66 - 3.11
                                          2004       5      1.123 - 1.127       5           --       0.80 - 1.25       12.70 - 13.78
Legg Mason Partners Investment Series
  LMPIS Dividend Strategy
    Subaccount                            2006     192      0.934 - 0.959     180         2.65       0.80 - 1.25       16.46 - 17.09
                                          2005     158      0.802 - 0.819     127         2.11       0.80 - 1.25     (1.47) - (1.09)
                                          2004     115      0.814 - 0.828      94         0.97       0.80 - 1.25         2.13 - 2.60
                                          2003     109      0.797 - 0.807      87         0.54       0.80 - 1.25        5.91 - 22.46
                                          2002      74      0.654 - 0.659      48         1.97       0.80 - 1.25    (26.53) - (9.79)
  LMPIS Premier Selections All Cap
    Growth Subaccount                     2006      52      0.971 - 0.996      50           --       0.80 - 1.25         6.00 - 6.52
                                          2005      52      0.916 - 0.935      47         0.11       0.80 - 1.25         5.05 - 5.41
                                          2004      59      0.872 - 0.887      51           --       0.80 - 1.25         1.63 - 2.07
                                          2003      52      0.858 - 0.869      44           --       0.80 - 1.25        4.63 - 33.28
                                          2002       2              0.652       1         0.06              0.80             (27.39)
Legg Mason Partners Variable
Portfolios V
  LMPVPV Small Cap Growth
    Opportunties Subaccount               2006      86      1.284 - 1.318     111           --       0.80 - 1.25       11.46 - 12.07
                                          2005      63      1.152 - 1.176      72           --       0.80 - 1.25         3.60 - 4.07
                                          2004      66      1.112 - 1.130      74         0.12       0.80 - 1.25       11.11 - 14.60
                                          2003      39      0.974 - 0.986      38           --       0.80 - 1.25       40.14 - 40.86
                                          2002      17      0.695 - 0.700      12           --       0.80 - 1.25   (26.53) - (26.24)
Legg Mason Partners Variable
Portfolios I, Inc.
  LMPVPI All Cap Subaccount
    (Class I)                             2006     528      1.864 - 1.931     985         1.36       0.80 - 1.25       16.65 - 17.17
                                          2005     584      1.598 - 1.648     933         0.75       0.80 - 1.25         2.77 - 3.26
                                          2004     775      1.555 - 1.596   1,205         0.58       0.80 - 1.25         6.95 - 7.40
                                          2003     662      1.454 - 1.486     962         0.35       0.80 - 1.25        4.94 - 37.30
                                          2002     388              1.059     410         0.54              1.25             (26.00)
  LMPVPI Investors Subaccount
    (Class I)                             2006     192      1.554 - 1.609     299         1.57       0.80 - 1.25       16.75 - 17.27
                                          2005     217      1.331 - 1.372     289         1.16       0.80 - 1.25         5.22 - 5.70
                                          2004     245      1.265 - 1.298     311         1.61       0.80 - 1.25         9.05 - 9.54
                                          2003     218      1.160 - 1.185     253         1.64       0.80 - 1.25       30.63 - 31.23
                                          2002     173      0.888 - 0.903     154         1.42       0.80 - 1.25   (23.97) - (23.67)
  LMPVPI Small Cap Growth
    Subaccount (Class I)                  2006     234      1.207 - 1.239     283           --       0.80 - 1.25       11.35 - 11.92
                                          2005     372      1.084 - 1.107     403           --       0.80 - 1.25        3.63 - 14.24
                                          2004     406      1.046 - 1.064     425           --       0.80 - 1.25       13.70 - 14.16
                                          2003     355      0.920 - 0.932     326           --       0.80 - 1.25       46.96 - 47.70
                                          2002     142      0.626 - 0.631      89           --       0.80 - 1.25   (35.53) - (35.22)
  LMPVPI Total Return Subaccount
    (Class I)                             2006      98              1.337     130         1.82              1.25               11.23
                                          2005     124              1.202     150         1.97              1.25                2.04
                                          2004     117              1.178     138         2.35              1.25                7.38
                                          2003      55              1.097      60         1.94              1.25               14.51
                                          2002      60              0.958      57         1.45              1.25              (8.06)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
Portfolios II
  LMPVPII Appreciation
    Subaccount                            2006     1,325    1.182 - 1.213   1,567          1.05      0.80 - 1.25       13.33 - 13.90
                                          2005     1,512    1.043 - 1.065   1,578          0.79      0.80 - 1.25         2.96 - 3.50
                                          2004     1,764    1.013 - 1.029   1,787          1.15      0.80 - 1.25         7.54 - 7.86
                                          2003     1,684    0.942 - 0.954   1,587          0.76      0.80 - 1.25       22.98 - 23.58
                                          2002       891    0.766 - 0.772     682          3.39      0.80 - 1.25   (18.60) - (18.13)
  LMPVPII Equity Index Subaccount
    (Class II)                            2006     6,709    1.078 - 1.117   7,250          1.32      0.80 - 1.25       13.71 - 14.21
                                          2005     7,345    0.948 - 0.978   6,979          1.32      0.80 - 1.25         2.93 - 3.49
                                          2004     6,262    0.921 - 0.945   5,771          1.52      0.80 - 1.25         8.87 - 9.38
                                          2003     4,945    0.846 - 0.864   4,187          1.19      0.80 - 1.25       26.08 - 26.69
                                          2002     2,988    0.671 - 0.682   2,005          2.70      0.80 - 1.25   (23.31) - (23.02)
  LMPVPII Fundamental Value
    Subaccount                            2006     1,759    1.251 - 1.283   2,202          1.58      0.80 - 1.25       15.41 - 15.90
                                          2005     2,045    1.084 - 1.107   2,220          0.87      0.80 - 1.25         3.44 - 3.94
                                          2004     2,500    1.048 - 1.065   2,622          0.69      0.80 - 1.25         6.83 - 7.36
                                          2003     2,016    0.981 - 0.992   1,978          0.81      0.80 - 1.25       37.01 - 37.40
                                          2002       971    0.716 - 0.722     695          2.01      0.80 - 1.25   (22.26) - (20.92)
Legg Mason Partners Variable
Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income
    Subaccount                            2006        33            1.038      34          1.78      0.80 - 1.25         2.77 - 3.33
                                          2005       119    1.010 - 1.020     120          3.29      0.80 - 1.25         1.10 - 1.49
                                          2004        87    0.999 - 1.005      87          1.97      0.80 - 1.25         0.30 - 0.40
                                          2003         1            1.001       1          0.34             0.80                0.10
  LMPVPIII Aggressive Growth
    Subaccount                            2006     3,892    1.075 - 1.103   4,193            --      0.80 - 1.25         7.39 - 7.93
                                          2005     4,333    1.001 - 1.022   4,343            --      0.80 - 1.25       10.24 - 10.73
                                          2004     4,122    0.908 - 0.923   3,746            --      0.80 - 1.25         8.61 - 9.10
                                          2003     2,823    0.836 - 0.846   2,362            --      0.80 - 1.25       32.91 - 33.44
                                          2002       787    0.629 - 0.634     495            --      0.80 - 1.25   (33.51) - (33.19)
  LMPVPIII High Income
    Subaccount                           2006       200    1.263 - 1.307     255          7.35      0.80 - 1.25        9.54 - 10.11
                                          2005       245    1.153 - 1.187     284          8.35      0.80 - 1.25         1.41 - 1.80
                                          2004       238    1.137 - 1.166     272          9.74      0.80 - 1.25         9.01 - 9.48
                                          2003       170    1.043 - 1.065     178          7.51      0.80 - 1.25       25.97 - 26.48
                                          2002       131    0.828 - 0.842     109         35.13      0.80 - 1.25     (4.39) - (3.99)
  LMPVPIII International All Cap
    Growth Subaccount                     2006       441    1.179 - 1.221     520          2.05      0.80 - 1.25       24.24 - 24.85
                                          2005       508    0.949 - 0.978     483          1.17      0.80 - 1.25       10.35 - 10.76
                                          2004       649    0.860 - 0.883     559          0.84      0.80 - 1.25       16.37 - 16.95
                                          2003       545    0.739 - 0.755     403          2.31      0.80 - 1.25       25.89 - 26.47
                                          2002       314    0.587 - 0.597     184          0.91      0.80 - 1.25   (26.63) - (26.30)
  LMPVPIII Large Cap Growth
    Subaccount                            2006       954    1.032 - 1.068     986          0.15      0.80 - 1.25         3.30 - 3.69
                                          2005     1,128    0.999 - 1.030   1,128          0.13      0.80 - 1.25         3.95 - 4.36
                                          2004     1,277    0.961 - 0.987   1,229          0.40      0.80 - 1.25     (0.93) - (0.40)
                                          2003       860    0.970 - 0.991     835          0.03      0.80 - 1.25        1.33 - 45.65
                                          2002       331            0.666     221          0.43             1.25             (25.67)
  LMPVPIII Social Awareness Stock
    Subaccount                            2006       505    0.988 - 1.023     499          0.54      0.80 - 1.25         6.35 - 6.90
                                          2005       520    0.929 - 0.957     484          0.75      0.80 - 1.25         3.11 - 3.46
                                          2004       525    0.901 - 0.925     473          0.77      0.80 - 1.25         4.89 - 5.47
                                          2003       504    0.859 - 0.877     433          0.60      0.80 - 1.25       27.26 - 27.84
                                          2002       462    0.675 - 0.686     312          1.21      0.80 - 1.25   (25.74) - (25.52)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)                 2006       629    1.308 - 1.323     823         1.33       0.80 - 1.25     15.85 - 16.26
                                          2005       546    1.129 - 1.138     616         1.77       0.80 - 1.25       1.99 - 5.08
                                          2004        82    1.107 - 1.111      91         4.68       0.80 - 1.25      6.96 - 11.10
  Lord Abbett Mid Cap Value
    Subaccount (Class VC)                 2006       523    1.376 - 1.392     719         0.46       0.80 - 1.25      7.57 - 11.27
                                          2005       621    1.241 - 1.251     771         0.79       0.80 - 1.25       6.89 - 7.38
                                          2004        38    1.161 - 1.165      45         0.50       0.80 - 1.25     14.95 - 16.50
Managed Assets Trust
  SubaccountManaged Assets
    Subaccount                            2006        --    1.245 - 1.286      --         2.21       0.80 - 1.25       3.23 - 3.46
                                          2005     3,694    1.206 - 1.243   4,457         0.02       0.80 - 1.25       2.55 - 3.07
                                          2004     3,692    1.176 - 1.206   4,341         2.48       0.80 - 1.25       8.09 - 8.55
                                          2003     3,215    1.088 - 1.111   3,498         2.97       0.80 - 1.25     20.49 - 21.02
                                          2002     2,441    0.903 - 0.918   2,205         6.67       0.80 - 1.25   (9.70) - (9.38)
Met Investors Series Trust
  MIST Batterymarch Mid Cap Stock
    Subaccount (Class A)                  2006       910    1.836 - 1.899   1,671           --       0.80 - 1.25   (4.57) - (4.28)
  MIST BlackRock Large Cap Core
    Subaccount (Class A)                  2006       150            1.091     164           --              1.25              6.13
  MIST Dreman Small Cap Value
    Subaccount (Class A)                  2006        20            1.068      21         0.45              1.25              3.79
  MIST Harris Oakmark International
    Subaccount (Class A)                  2006       891    1.301 - 1.346   1,159           --       0.76 - 1.21     10.44 - 10.78
  MIST Janus Capital Appreciation
    Subaccount (Class A)                  2006     8,188    0.694 - 0.716   5,698           --       0.80 - 1.25       2.66 - 3.17
  MIST Legg Mason Partners Managed
    Assets Subaccount (Class A)           2006     3,200    1.319 - 1.366   4,225           --       0.80 - 1.25       5.94 - 6.22
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                  2006       250            1.152     287           --              1.25              5.11
  MIST Lord Abbett Growth and Income
    Subaccount (Class B)                  2006       903    1.080 - 1.083     975           --       0.55 - 1.00       7.89 - 8.19
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                  2006        51    0.989 - 1.015      51         0.18       0.80 - 1.25   (1.00) - (0.68)
  MIST Met/AIM Small Cap Growth
    Subaccount (Class A)                  2006        81            1.026      83           --              1.25             10.80
  MIST MFS(R) Value Subaccount
    (Class A)                             2006     1,159    1.415 - 1.432   1,643         1.48       0.80 - 1.25     10.72 - 11.09
  MIST Neuberger Berman Real Estate
    Subaccount (Class A)                  2006     2,191    1.223 - 1.227   2,681           --       0.80 - 1.25     21.93 - 22.33
  MIST Pioneer Fund Subaccount
    (Class A)                             2006       313    0.989 - 1.024     311           --       0.80 - 1.25       7.73 - 8.13
  MIST Pioneer Strategic Income
    Subaccount (Class A)                  2006     1,395    1.483 - 1.534   2,079         4.78       0.80 - 1.25       3.85 - 4.14
  MIST Third Avenue Small Cap Value
    Subaccount (Class B)                  2006       137    1.327 - 1.343     183           --       0.80 - 1.25       2.16 - 2.21

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
MetLife Investment Funds, Inc.
  MetLife Investment Diversified
    Bond Subaccount (Class I)             2006     19,547   1.376 - 1.425   26,978        3.96       0.80 - 1.25         2.99 - 3.49
                                          2005     22,162   1.336 - 1.377   29,666        3.54       0.80 - 1.25         0.83 - 1.25
                                          2004     16,067   1.325 - 1.360   21,320        3.55       0.80 - 1.25         3.35 - 3.82
                                          2003     10,658   1.282 - 1.310   13,680        4.30       0.80 - 1.25         4.23 - 4.72
                                          2002      8,356   1.230 - 1.251   10,286        4.25       0.80 - 1.25         7.61 - 8.12
  MetLife Investment International
    Stock Subaccount (Class I)            2006      9,303   1.412 - 1.462   13,161        1.77       0.80 - 1.25       24.96 - 25.49
                                          2005     11,676   1.130 - 1.165   13,212        1.40       0.80 - 1.25       13.23 - 13.77
                                          2004      9,029   0.998 - 1.024    9,021        1.43       0.80 - 1.25       13.41 - 13.90
                                          2003      6,821   0.880 - 0.899    6,008        0.84       0.80 - 1.25       28.47 - 28.98
                                          2002      4,776   0.685 - 0.697    3,275        0.65       0.80 - 1.25   (23.29) - (22.90)
  MetLife Investment Large Company
    Stock Subaccount (Class I)            2006     21,351   0.851 - 0.881   18,196        0.93       0.80 - 1.25       11.24 - 11.66
                                          2005     24,965   0.765 - 0.789   19,127        1.19       0.80 - 1.25         5.37 - 5.76
                                          2004     18,306   0.726 - 0.746   13,310        0.89       0.80 - 1.25         8.68 - 9.22
                                          2003     12,605   0.668 - 0.683    8,433        0.74       0.80 - 1.25       26.52 - 27.19
                                          2002      8,184   0.528 - 0.537    4,327        0.68       0.80 - 1.25   (23.81) - (23.50)
  MetLife Investment Small Company
    Stock Subaccount (Class I)            2006      4,234   2.288 - 2.369    9,700        0.12       0.80 - 1.25       12.27 - 12.76
                                          2005      4,977   2.038 - 2.101   10,152        0.12       0.80 - 1.25         5.93 - 6.43
                                          2004      3,829   1.924 - 1.974    7,371        0.12       0.80 - 1.25       13.51 - 13.97
                                          2003      2,824   1.695 - 1.732    4,788        0.14       0.80 - 1.25       41.37 - 41.97
                                          2002      1,541   1.199 - 1.220    1,849        0.55       0.80 - 1.25   (24.69) - (24.32)
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                  2006        583   1.058 - 1.095      619          --       0.80 - 1.25     (2.13) - (1.88)
  MSF BlackRock Bond Income
    Subaccount (Class A)                  2006      1,932   1.303 - 1.349    2,517          --       0.80 - 1.25         4.16 - 4.41
  MSF BlackRock Money Market
    Subaccount (Class A)                  2006      3,750   1.156 - 1.196    4,346        3.29       0.80 - 1.25         2.48 - 2.75
  MSF FI Large Cap Subaccount
    (Class A)                             2006      3,574   0.934 - 0.968    3,343          --       0.80 - 1.25         1.52 - 2.00
  MSF FI Value Leaders Subaccount
    (Class D)                             2006      6,313   1.348 - 1.396    8,533          --       0.80 - 1.25         2.82 - 3.10
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                  2006         --           1.078       --          --              1.25                4.05
  MSF MetLife Conservative Allocation
    Subaccount (Class B)                  2006         29           1.044       30          --              1.25                1.26
  MSF MetLife Conservative
    to Moderate Allocation Subaccount
    (Class B)                             2006        471   1.050 - 1.053      494          --       0.80 - 1.25         5.51 - 6.82

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Metropolitan Series Fund, Inc.  (Continued)
  MSF MetLife Moderate Allocation
    Subaccount (Class B) .............    2006       810            1.055      855          --              1.25            9.44
  MSF MetLife Moderate
    to Aggressive Allocation
    Subaccount (Class B) .............    2006       298            1.107      330        0.01              1.25           10.70
   MSF MFS(R) Total Return
    Subaccount (Class F) .............    2006     7,605    1.505 - 1.558   11,490          --       0.80 - 1.25     7.19 - 7.52
  MSF Oppenheimer Global Equity
    Subaccount (Class B) .............    2006     2,272    1.053 - 1.056    2,394          --       0.79 - 1.24     5.72 - 6.02
  MSF Western Asset Management
    High Yield Bond Subaccount
    (Class A) ........................    2006     1,236    1.627 - 1.684    2,017          --       0.80 - 1.25     6.48 - 6.85
  MSF Western Asset Management
    U.S. Government Subaccount
    (Class A) ........................    2006     3,028    1.403 - 1.453    4,260          --       0.65 - 1.10     3.77 - 4.08
Money Market Portfolio
  Money Market Subaccount ............    2006        --    1.128 - 1.164       --        1.40       0.80 - 1.25     1.08 - 1.13
                                          2005     4,087    1.116 - 1.151    4,590        2.91       0.80 - 1.25     1.55 - 2.13
                                          2004     3,058    1.099 - 1.127    3,367        1.00       0.80 - 1.25   (0.18) - 0.18
                                          2003     3,794    1.101 - 1.125    4,185        0.78       0.80 - 1.25   (0.54) - 0.00
                                          2002     3,488    1.107 - 1.125    3,864        1.37       0.80 - 1.25     0.18 - 0.54
Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA
    Subaccount (Service Shares) ......    2006        --    1.187 - 1.198       --        0.98       0.80 - 1.25     5.79 - 5.92
                                          2005       107    1.122 - 1.131      120        0.86       0.80 - 1.25     4.37 - 4.92
                                          2004        42    1.075 - 1.078       45          --       0.80 - 1.25     6.23 - 7.80
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount
    (Administrative Class) ...........    2006       184            1.004      184        4.21              1.25          (0.59)
                                          2005       142            1.010      143        0.74              1.25            0.30
PIMCO VIT Total Return Subaccount
  (Administrative Class) .............    2006     2,829    1.266 - 1.298    3,585        4.42       0.80 - 1.25     2.59 - 3.02
                                          2005     2,810    1.234 - 1.260    3,472        3.44       0.80 - 1.25     1.15 - 1.61
                                          2004     2,423    1.220 - 1.240    2,959        1.88       0.80 - 1.25     3.57 - 4.03
                                          2003     2,791    1.178 - 1.192    3,287        2.79       0.80 - 1.25     3.79 - 4.20
                                          2002     1,438    1.135 - 1.144    1,633        4.14       0.80 - 1.25     2.97 - 7.69
Putnam Variable Trust
  Putnam VT Discovery Growth
    Subaccount (Class IB) ............    2006         2            0.901        2          --       0.80 - 1.25    9.61 - 10.25
                                          2005         2    0.822 - 0.839        2          --       0.80 - 1.25     5.93 - 6.34
                                          2004         3    0.776 - 0.789        2          --       0.80 - 1.25     6.30 - 6.77
                                          2003         3    0.730 - 0.739        2          --       0.80 - 1.25   12.14 - 31.03
                                          2002         1            0.564        1          --              0.80         (30.20)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Putnam Variable Trust  (Continued)
  Putnam VT International Equity
    Subaccount (Class IB) ............    2006       306            1.421     435         0.54    0.80 - 1.25          26.20 - 26.70
                                          2005       174    1.126 - 1.150     195         1.38    0.80 - 1.25          10.83 - 11.33
                                          2004       173    1.016 - 1.033     176         1.52    0.80 - 1.25          14.67 - 15.16
                                          2003       162    0.886 - 0.897     143         0.56    0.80 - 1.25          26.93 - 31.14
                                          2002       113    0.698 - 0.703      79         0.24    0.80 - 1.25      (18.65) - (18.35)
  Putnam VT Small Cap Value
    Subaccount (Class IB) ............    2006     1,115    1.984 - 2.035   2,214         0.33    0.80 - 1.25          15.82 - 16.35
                                          2005     1,156    1.713 - 1.749   1,983         0.16    0.80 - 1.25            5.74 - 6.19
                                          2004       610    1.620 - 1.647     990         0.27    0.80 - 1.25          24.62 - 25.25
                                          2003       348    1.300 - 1.315     453         0.34    0.80 - 1.25          47.90 - 48.42
                                          2002       286    0.879 - 0.886     252         0.01    0.80 - 1.25      (22.35) - (18.94)
The Travelers Series Trust
  Travelers AIM Capital Appreciation
    Subaccount .......................    2006        --    0.999 - 1.022      --           --    0.80 - 1.25            6.62 - 6.79
                                          2005        51    0.937 - 0.957      48         0.21    0.80 - 1.25            7.45 - 7.89
                                          2004        50    0.872 - 0.887      43         0.14    0.80 - 1.25            5.06 - 9.24
                                          2003        56    0.830 - 0.840      46           --    0.80 - 1.25          27.69 - 28.44
                                          2002        66    0.650 - 0.654      43           --    0.80 - 1.25       (24.57) - (4.97)
  Travelers Convertible Securities
    Subaccount .......................    2006        --    1.096 - 1.106      --         0.78    0.80 - 1.25            6.61 - 6.86
                                          2005        42    1.028 - 1.035      43         2.60    0.80 - 1.25        (0.87) - (0.48)
                                          2004        44    1.037 - 1.040      46         7.59    0.80 - 1.25            3.08 - 4.00
  Travelers Disciplined Mid Cap Stock
    Subaccount .......................    2006        --    1.924 - 1.984      --         0.54    0.80 - 1.25            9.38 - 9.49
                                          2005     1,082    1.759 - 1.812   1,906           --    0.80 - 1.25          10.98 - 11.51
                                          2004     1,006    1.585 - 1.625   1,596         0.30    0.80 - 1.25          15.02 - 15.58
                                          2003       860    1.378 - 1.406   1,186         0.35    0.80 - 1.25          32.12 - 32.64
                                          2002       530    1.043 - 1.060     554         0.79    0.80 - 1.25      (15.41) - (15.00)
  Travelers Equity Income
    Subaccount .......................    2006        --    1.311 - 1.354      --         1.34    0.80 - 1.25            5.22 - 5.37
                                          2005     7,295    1.246 - 1.285   9,112           --    0.80 - 1.25            3.15 - 3.63
                                          2004     6,577    1.208 - 1.240   7,955         1.50    0.80 - 1.25            8.54 - 9.06
                                          2003     5,129    1.113 - 1.137   5,714         1.10    0.80 - 1.25          29.57 - 30.09
                                          2002     3,173    0.859 - 0.874   2,729         1.92    0.80 - 1.25      (15.03) - (14.65)
  Travelers Federated Stock
    Subaccount .......................    2006        --    1.170 - 1.208      --         1.64    0.80 - 1.25            3.63 - 3.87
                                          2005        89    1.129 - 1.163     100           --    0.80 - 1.25            4.06 - 4.49
                                          2004       173    1.085 - 1.113     188         1.57    0.80 - 1.25            9.15 - 9.66
                                          2003       151    0.994 - 1.015     150         2.17    0.80 - 1.25          25.98 - 26.56
                                          2002        70    0.789 - 0.802      55         4.61    0.80 - 1.25       (20.30) - (1.60)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust  (Continued)
  Travelers Large Cap
    Subaccount .......................    2006        --    0.920 - 0.949      --         0.45    0.80 - 1.25            3.25 - 3.26
                                          2005     2,590    0.891 - 0.919   2,312           --    0.80 - 1.25            7.35 - 7.86
                                          2004     2,676    0.830 - 0.852   2,225         0.84    0.80 - 1.25            5.20 - 5.58
                                          2003     2,556    0.789 - 0.807   2,019         0.45    0.80 - 1.25          23.09 - 23.77
                                          2002     2,100    0.641 - 0.652   1,347         0.61    0.80 - 1.25      (23.78) - (23.38)
  Travelers Mercury Large Cap
    Core Subaccount ..................    2006        --            1.028      --         0.23           1.25                   6.31
                                          2005       218            0.967     211           --           1.25                  10.64
                                          2004        74            0.874      65         0.53           1.25                  14.40
                                          2003        68            0.764      52         1.47           1.25                  19.75
                                          2002        42            0.638      27         1.87           1.25                (26.07)
  Travelers MFS(R) Mid Cap Growth
    Subaccount .......................    2006        --    1.081 - 1.116      --           --    0.80 - 1.25            5.88 - 6.08
                                          2005       795    1.021 - 1.052     813           --    0.80 - 1.25            1.79 - 2.24
                                          2004       887    1.003 - 1.029     891           --    0.80 - 1.25          12.70 - 13.20
                                          2003       842    0.890 - 0.909     750           --    0.80 - 1.25          35.26 - 36.08
                                          2002       590    0.658 - 0.668     389           --    0.80 - 1.25      (49.42) - (49.28)
  Travelers MFS(R) Total Return
    Subaccount .......................    2006        --    1.404 - 1.449      --         1.36    0.80 - 1.25            3.31 - 3.50
                                          2005     5,572    1.359 - 1.400   7,598         2.52    0.80 - 1.25            1.72 - 2.12
                                          2004     3,831    1.336 - 1.371   5,132         3.02    0.80 - 1.25          10.05 - 10.56
                                          2003     3,114    1.214 - 1.240   3,784         2.50    0.80 - 1.25          15.07 - 15.56
                                          2002     2,436    1.055 - 1.073   2,572         9.23    0.80 - 1.25        (6.39) - (5.96)
  Travelers MFS(R) Value
    Subaccount .......................    2006        --    1.278 - 1.289      --           --    0.80 - 1.25            8.21 - 8.32
                                          2005       569    1.181 - 1.190     674         2.17    0.80 - 1.25            5.16 - 5.59
                                          2004        85    1.123 - 1.127      96         2.03    0.80 - 1.25          12.64 - 12.93
  Travelers Mondrian International
    Stock Subaccount .................    2006        --    1.178 - 1.215      --         3.75    0.80 - 1.25          15.04 - 15.17
                                          2005       770    1.024 - 1.055     789         0.05    0.80 - 1.25            8.13 - 8.65
                                          2004       864    0.947 - 0.971     819         1.77    0.80 - 1.25          14.37 - 14.78
                                          2003       453    0.828 - 0.846     375         2.16    0.80 - 1.25          26.99 - 27.60
                                          2002       384    0.652 - 0.663     250         5.71    0.80 - 1.25      (14.10) - (13.67)
  Travelers Pioneer Fund
    Subaccount .......................    2006        --    0.918 - 0.947      --         1.01    0.80 - 1.25            6.25 - 6.40
                                          2005       374    0.864 - 0.890     324           --    0.80 - 1.25            4.73 - 5.08
                                          2004       364    0.825 - 0.847     300         0.91    0.80 - 1.25           9.71 - 10.29
                                          2003       366    0.752 - 0.768     276         1.51    0.80 - 1.25          22.28 - 22.88
                                          2002       359    0.615 - 0.625     221         6.93    0.80 - 1.25      (31.13) - (27.33)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust - (Continued)
  Travelers Pioneer Strategic
    Income Subaccount ................    2006        --    1.428 - 1.473      --            --      0.80 - 1.25         1.06 - 1.24
                                          2005     1,092    1.413 - 1.455   1,549          6.41      0.80 - 1.25         2.39 - 2.83
                                          2004       294    1.380 - 1.415     406          6.93      0.80 - 1.25        9.61 - 10.12
                                          2003       281    1.259 - 1.285     354         10.37      0.80 - 1.25       17.99 - 18.54
                                          2002       104    1.067 - 1.084     111         37.42      0.80 - 1.25         1.59 - 4.61
  Travelers Quality Bond
    Subaccount .......................    2006        --    1.251 - 1.292      --          5.94      0.80 - 1.25     (0.79) - (0.62)
                                          2005     1,921    1.261 - 1.300   2,425            --      0.80 - 1.25         0.32 - 0.78
                                          2004     1,877    1.257 - 1.290   2,360          5.05      0.80 - 1.25         2.03 - 2.46
                                          2003     1,597    1.232 - 1.259   1,968          5.05      0.80 - 1.25         5.66 - 6.16
                                          2002       979    1.166 - 1.186   1,142         10.45      0.80 - 1.25         4.48 - 4.96
  Travelers Strategic Equity
    Subaccount .......................    2006        --    0.883 - 0.911      --          0.36      0.80 - 1.25         4.50 - 4.59
                                          2005     1,656    0.845 - 0.871   1,401          0.59      0.80 - 1.25         0.84 - 1.16
                                          2004     1,976    0.838 - 0.861   1,659          1.40      0.80 - 1.25         8.83 - 9.40
                                          2003     2,119    0.770 - 0.787   1,633            --      0.80 - 1.25       30.95 - 31.61
                                          2002     2,011    0.588 - 0.598   1,184          0.65      0.80 - 1.25   (34.45) - (34.14)
  Travelers U.S. Government
    Securities Subaccount ............    2006        --    1.352 - 1.396      --          5.77      0.80 - 1.25     (3.50) - (3.39)
                                          2005     3,927    1.401 - 1.445   5,524            --      0.80 - 1.25         3.01 - 3.51
                                          2004     3,689    1.360 - 1.396   5,030          4.31      0.80 - 1.25         4.78 - 5.28
                                          2003     4,227    1.298 - 1.326   5,494          5.33      0.80 - 1.25         1.49 - 1.92
                                          2002     3,263    1.279 - 1.301   4,181         11.60      0.80 - 1.25        0.00 - 12.74
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II) ............    2006       516    1.712 - 1.741     885          1.23      0.80 - 1.25       14.59 - 15.15
                                          2005       532    1.494 - 1.512     796          0.38      0.80 - 1.25         2.82 - 4.20
                                          2004        59    1.453 - 1.464      86          0.06      0.80 - 1.25       11.77 - 16.47
                                          2003         1            1.257       1            --      0.80                      25.70
  Van Kampen LIT Strategic
    Growth Subaccount
    (Class II) .......................    2006        79            0.772      61            --      0.80 - 1.25         1.31 - 1.80
                                          2005        93    0.762 - 0.778      71          0.01      0.80 - 1.25         6.28 - 6.72
                                          2004       114    0.717 - 0.729      82            --      0.80 - 1.25         5.44 - 5.96
                                          2003        71    0.680 - 0.688      48            --      0.80 - 1.25       26.01 - 27.58
                                          2002         4            0.546       2          0.05             0.80             (33.17)

5. FINANCIAL HIGHLIGHTS  (Concluded)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Variable Insurance Products Fund
  VIP Asset Manager Subaccount
         (Service Class 2) ...........    2006        --    1.029 - 1.057      --         2.48       0.80 - 1.25        3.63 - 3.73
                                          2005     3,126    0.993 - 1.019   3,106         2.56       0.80 - 1.25        2.48 - 2.93
                                          2004     3,391    0.969 - 0.990   3,287         2.22       0.80 - 1.25        3.86 - 4.32
                                          2003     2,612    0.933 - 0.949   2,437         2.78       0.80 - 1.25      16.19 - 16.73
                                          2002     1,767    0.803 - 0.813   1,419         1.58       0.80 - 1.25   (10.18) - (9.67)
  VIP Contrafund(R) Subaccount
    (Service Class 2) ................    2006     2,901    1.543 - 1.583   4,484         0.98       0.80 - 1.25      10.06 - 10.54
                                          2005     2,920    1.402 - 1.432   4,100         0.12       0.80 - 1.25      15.20 - 15.67
                                          2004     2,375    1.217 - 1.238   2,893         0.16       0.80 - 1.25      13.74 - 14.31
                                          2003     1,703    1.070 - 1.083   1,824         0.22       0.80 - 1.25      26.63 - 27.11
                                          2002       741    0.845 - 0.852     627         0.11       0.80 - 1.25     (10.77) - 0.83
  VIP Dynamic Capital
     Appreciation Subaccount
    (Service Class 2) ................    2006       193    1.273 - 1.306     245         0.23       0.80 - 1.25      12.36 - 12.88
                                          2005       179    1.133 - 1.157     203           --       0.80 - 1.25      19.26 - 19.77
                                          2004       219    0.950 - 0.966     209           --       0.80 - 1.25        0.00 - 0.42
                                          2003       261    0.950 - 0.962     248           --       0.80 - 1.25      23.38 - 23.97
                                          2002        67    0.770 - 0.776      52         0.61       0.80 - 1.25    (8.55) - (8.27)
  VIP Mid Cap Subaccount
    (Service Class 2) ................    2006     2,712    1.989 - 2.040   5,407         0.17       0.80 - 1.25      10.99 - 11.48
                                          2005     2,549    1.792 - 1.830   4,577           --       0.80 - 1.25      16.59 - 17.08
                                          2004     1,497    1.537 - 1.563   2,304           --       0.80 - 1.25      23.06 - 23.66
                                          2003       884    1.249 - 1.264   1,105         0.17       0.80 - 1.25      36.65 - 37.24
                                          2002       338    0.914 - 0.921     309         0.28       0.80 - 1.25     (11.18) - 1.10
Wells Fargo Variable Trust
  Wells Fargo VT Advantage
    Small/Mid Cap Value
    Subaccount .......................    2006       182    1.507 - 1.559     274           --       0.80 - 1.25      14.25 - 14.80
                                          2005       144    1.319 - 1.358     190         0.36       0.80 - 1.25      15.10 - 15.57
                                          2004       140    1.146 - 1.175     161           --       0.80 - 1.25      15.29 - 15.88
                                          2003       159    0.994 - 1.014     158         0.10       0.80 - 1.25      36.73 - 37.21
                                          2002       164    0.727 - 0.739     119         0.60       0.80 - 1.25     (24.11) - 2.64

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

2 These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                             American Funds Global             American Funds             American Funds Growth
                                               Growth Subaccount              Growth Subaccount           and Income Subaccount
                                                    (Class 2)                     (Class 2)                      (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       219,311         11,707        887,551         92,103        894,617        144,334
Accumulation units purchased and
  transferred from other funding options       311,268        208,036        390,999        803,838        440,003        802,796
Accumulation units redeemed and
  transferred to other funding options .       (46,369)          (432)      (180,428)        (8,390)      (156,158)       (52,513)
Annuity units ..........................            --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       484,210        219,311      1,098,122        887,551      1,178,462        894,617
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                Credit Suisse               Delaware VIP REIT
                                              Capital Appreciation              Trust Emerging                  Subaccount
                                                   Subaccount                 Markets Subaccount             (Standard Class)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     9,750,832      8,225,879        126,686        116,259        832,642        714,772
Accumulation units purchased and
  transferred from other funding options       264,776      3,402,625         50,773         46,300         35,753        320,677
Accumulation units redeemed and
  transferred to other funding options .   (10,015,608)    (1,877,672)       (51,366)       (35,873)      (868,395)      (202,807)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      9,750,832        126,093        126,686             --        832,642
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            Delaware VIP Small Cap        Dreyfus VIF Appreciation       Dreyfus VIF Developing
                                               Value Subaccount                  Subaccount                Leaders Subaccount
                                               (Standard Class)               (Initial Shares)              (Initial Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       883,447        641,234        670,965        770,291      1,710,206      1,705,842
Accumulation units purchased and
  transferred from other funding options       119,950        331,163          1,955        126,334         59,538        379,456
Accumulation units redeemed and
  transferred to other funding options .       (67,038)       (88,950)      (115,743)      (224,473)      (241,617)      (375,092)
Annuity units ..........................            --             --          1,835         (1,187)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       936,359        883,447        559,012        670,965      1,528,127      1,710,206
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             FTVIPT Mutual Shares        FTVIPT Templeton Developing         FTVIPT Templeton
                                             Securities Subaccount            Markets Securities            Foreign Securities
                                                    (Class 2)                Subaccount (Class 2)          Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       231,875         84,872        382,248         47,605        507,849         79,159
Accumulation units purchased and
  transferred from other funding options        12,091        163,162        193,368        336,993        321,443        450,854
Accumulation units redeemed and
  transferred to other funding options .      (243,966)       (16,159)       (82,297)        (2,350)      (126,782)       (22,164)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................            --        231,875        493,319        382,248        702,510        507,849
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                            FTVIPT Templeton Growth                                        Janus Aspen Balanced
                                             Securities Subaccount                                              Subaccount
                                                    (Class 2)             High Yield Bond Subaccount         (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,785,807        321,970      1,529,337      1,419,708        320,611        416,211
Accumulation units purchased and
  transferred from other funding options        60,220      1,489,049        118,455        424,073         38,202          3,668
Accumulation units redeemed and
  transferred to other funding options .    (1,846,027)       (25,212)    (1,647,792)      (314,444)      (358,813)       (99,268)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,785,807             --      1,529,337             --        320,611
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Janus Aspen Mid Cap           Janus Aspen Worldwide           Lazard Retirement
                                              Growth Subaccount              Growth Subaccount                  Small Cap
                                               (Service Shares)               (Service Shares)                 Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       322,131        184,900        641,134        810,031         88,311          4,533
Accumulation units purchased and
  transferred from other funding options        30,964        188,049        247,633        104,745         77,996         90,155
Accumulation units redeemed and
  transferred to other funding options .       (25,559)       (50,818)      (111,639)      (273,642)      (166,307)        (6,377)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       327,536        322,131        777,128        641,134             --         88,311
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               LMPIS Dividend            LMPIS Premier Selections      LMPVPV Small Cap Growth
                                             Strategy Subaccount         All Cap Growth Subaccount     Opportunities Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       158,386        114,992         51,560         58,711         62,641         65,993
Accumulation units purchased and
  transferred from other funding options        68,180         43,394             --             --         63,194         30,617
Accumulation units redeemed and
  transferred to other funding options .       (34,327)            --             --         (7,151)       (39,584)       (33,969)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       192,239        158,386         51,560         51,560         86,251         62,641
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           LMPVPI All Cap Subaccount      LMPVPI Investors Subaccount    LMPVPI Small Cap Growth
                                                    (Class I)                      (Class I)               Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       583,797        774,506        216,789        245,360        371,682        405,677
Accumulation units purchased and
  transferred from other funding options        19,747         76,889             --         21,727         62,711         16,181
Accumulation units redeemed and
  transferred to other funding options .       (75,474)      (267,598)       (24,945)       (50,298)      (200,232)       (50,176)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       528,070        583,797        191,844        216,789        234,161        371,682
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                            LMPVPI Total Return            LMPVPII Appreciation          LMPVPII Equity Index
                                            Subaccount (Class I)                Subaccount               Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       124,412        116,791      1,512,355      1,763,972      7,345,317      6,261,561
Accumulation units purchased and
  transferred from other funding options         3,068         17,200         26,419         51,202         85,927      1,840,263
Accumulation units redeemed and
  transferred to other funding options .       (29,975)        (9,579)      (214,140)      (302,819)      (720,697)      (752,764)
Annuity units ..........................            --             --             --             --         (1,759)        (3,743)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        97,505        124,412      1,324,634      1,512,355      6,708,788      7,345,317
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             LMPVPII Fundamental          LMPVPIII Adjustable Rate        LMPVPIII Aggressive
                                               Value Subaccount               Income Subaccount             Growth Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,045,322      2,499,526        118,915         87,026      4,332,778      4,122,264
Accumulation units purchased and
  transferred from other funding options        32,971        165,951             --         31,889         60,743        825,638
Accumulation units redeemed and
  transferred to other funding options .      (318,883)      (620,155)       (86,026)            --       (501,215)      (615,124)
Annuity units ..........................            --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,759,410      2,045,322         32,889        118,915      3,892,306      4,332,778
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             LMPVPIII High Income          LMPVPIII International         LMPVPIII Large Cap
                                                  Subaccount              All Cap Growth Subaccount         Growth Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       244,521        237,720        508,246        649,279      1,127,742      1,277,044
Accumulation units purchased and
  transferred from other funding options        16,940         22,721         48,097      1,063,009         38,846        227,604
Accumulation units redeemed and
  transferred to other funding options .       (61,129)       (15,920)      (115,400)    (1,204,042)      (212,182)      (376,906)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       200,332        244,521        440,943        508,246        954,406      1,127,742
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                LMPVPIII Social            Lord Abbett Growth and       Lord Abbett Mid Cap Value
                                           Awareness Stock Subaccount    Income Subaccount (Class VC)      Subaccount (Class VC)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       520,403        524,702        545,754         82,477        621,092         38,456
Accumulation units purchased and
  transferred from other funding options         4,896         58,769        209,331        463,277         57,127        590,126
Accumulation units redeemed and
  transferred to other funding options .       (20,188)       (63,068)      (126,333)            --       (155,514)        (7,490)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       505,111        520,403        628,752        545,754        522,705        621,092
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                              MIST Batterymarch
                                                                           Mid Cap Stock Subaccount      MIST BlackRock Large Cap
                                            Managed Assets Subaccount              (Class A)             Core Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,693,574      3,692,058             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        51,338        757,403      1,012,411             --        243,947             --
Accumulation units redeemed and
  transferred to other funding options .    (3,744,912)      (755,887)      (102,765)            --        (93,451)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,693,574        909,646             --        150,496             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MIST Dreman Small Cap           MIST Harris Oakmark            MIST Janus Capital
                                               Value Subaccount           International Subaccount      Appreciation Subaccount
                                                   (Class A)                      (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        21,714             --        953,187             --      9,797,649             --
Accumulation units redeemed and
  transferred to other funding options .        (1,881)            --        (62,037)            --     (1,609,261)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        19,833             --        891,150             --      8,188,388             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MIST Legg Mason Partners        MIST Lord Abbett Bond        MIST Lord Abbett Growth
                                           Managed Assets Subaccount         Debenture Subaccount         and  Income Subaccount
                                                   (Class A)                      (Class A)                      (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,567,973             --        364,842             --        942,724             --
Accumulation units redeemed and
  transferred to other funding options .      (368,105)            --       (115,216)            --        (39,727)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,199,868             --        249,626             --        902,997             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MIST Met/AIM Capital          MIST Met/AIM Small Cap           MIST MFS(R) Value
                                           Appreciation Subaccount            Growth Subaccount                Subaccount
                                                   (Class A)                       (Class A)                    (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        51,416             --        102,882             --      1,239,540             --
Accumulation units redeemed and
  transferred to other funding options .            --             --        (21,810)            --        (80,878)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        51,416             --         81,072             --      1,158,662             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             MIST Neuberger Berman                                       MIST Pioneer Strategic
                                             Real Estate Subaccount           MIST Pioneer Fund             Income Subaccount
                                                  (Class A)                  Subaccount (Class A)               (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,655,072             --        357,433             --      1,517,052             --
Accumulation units redeemed and
  transferred to other funding options .      (463,782)            --        (43,990)            --       (121,847)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,191,290             --        313,443             --      1,395,205             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Third Avenue Small           MetLife Investment           MetLife Investment
                                                Cap Value Subaccount       Diversified Bond Subaccount       International Stock
                                                      (Class B)                      (Class I)               Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --     22,162,176     16,066,898     11,675,828      9,028,914
Accumulation units purchased and
  transferred from other funding options       148,366             --      1,546,063      7,886,518        408,047      3,907,740
Accumulation units redeemed and
  transferred to other funding options .       (11,111)            --     (4,160,743)    (1,791,240)    (2,781,233)    (1,260,826)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       137,255             --     19,547,496     22,162,176      9,302,642     11,675,828
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MetLife Investment Large       MetLife Investment Small      MSF BlackRock Aggressive
                                                 Company Stock                  Company Stock               Growth Subaccount
                                              Subaccount  (Class I)          Subaccount (Class I)                (Class D)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    24,965,304     18,306,425      4,976,981      3,828,897             --             --
Accumulation units purchased and
  transferred from other funding options       899,679      8,776,474        112,675      1,577,054        778,178             --
Accumulation units redeemed and
  transferred to other funding options .    (4,514,064)    (2,117,595)      (855,299)      (428,970)      (194,717)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    21,350,919     24,965,304      4,234,357      4,976,981        583,461             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MSF BlackRock Bond             MSF BlackRock Money
                                             Income Subaccount               Market Subaccount             MSF FI Large Cap
                                                  (Class A)                       (Class A)               Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,049,409             --      5,241,067             --      4,103,347             --
Accumulation units redeemed and
  transferred to other funding options .      (117,772)            --     (1,490,890)            --       (529,389)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,931,637             --      3,750,177             --      3,573,958             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                            MSF FI Value Leaders          MSF MetLife Aggressive       MSF MetLife Conservative
                                                 Subaccount                Allocation Subaccount        Allocation Subaccount
                                                 (Class D)                       (Class B)                      (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     7,199,116             --         38,618             --         29,074             --
Accumulation units redeemed and
  transferred to other funding options .      (886,450)            --        (38,618)            --             --             --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     6,312,666             --             --             --         29,074             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           MSF MetLife Conservative          MSF MetLife Moderate         MSF MetLife Moderate
                                             to Moderate Allocation         Allocation  Subaccount       to Aggressive Allocation
                                              Subaccount  (Class B)                (Class B)               Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       472,081             --        815,911             --        304,820             --
Accumulation units redeemed and
  transferred to other funding options .        (1,416)            --         (5,709)            --         (6,515)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       470,665             --        810,202             --        298,305             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                            MSF Oppenheimer Global          MSF Western Asset
                                             MSF MFS(R) Total Return          Equity Subaccount           Management High Yield
                                              Subaccount (Class F)                (Class B)              Bond Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     8,651,162             --      2,482,105             --      1,574,009             --
Accumulation units redeemed and
  transferred to other funding options .    (1,046,647)            --       (210,056)            --       (338,217)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     7,604,515             --      2,272,049             --      1,235,792             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               MSF Western Asset                                        Oppenheimer Main Street/VA
                                           Management U.S. Government                                           Subaccount
                                              Subaccount (Class A)          Money Market Subaccount          (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --      4,087,198      3,058,181        106,706         42,148
Accumulation units purchased and
  transferred from other funding options     3,973,197             --        174,587      2,821,637         20,132         64,558
Accumulation units redeemed and
  transferred to other funding options .      (955,765)            --     (4,261,785)    (1,792,620)      (126,838)            --
Annuity units ..........................        10,228             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,027,660             --             --      4,087,198             --        106,706
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             PIMCO VIT Real Return          PIMCO VIT Total Return         Putnam VT Discovery
                                                   Subaccount                     Subaccount                      Growth
                                             (Administrative Class)          (Administrative Class)        Subaccount (Class IB)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       142,108             --      2,810,423      2,423,063          1,846          2,846
Accumulation units purchased and
  transferred from other funding options       171,543        142,108        365,522        674,381             --         (1,000)
Accumulation units redeemed and
  transferred to other funding options .      (130,082)            --       (346,593)      (287,021)            --             --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       183,569        142,108      2,829,352      2,810,423          1,846          1,846
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Putnam VT International       Putnam VT Small Cap Value       Travelers AIM Capital
                                           Equity Subaccount  (Class IB)      Subaccount (Class IB)       Appreciation Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       173,572        172,843      1,156,341        610,290         51,416         49,708
Accumulation units purchased and
  transferred from other funding options       138,596         68,416        231,127        586,119             --          7,755
Accumulation units redeemed and
  transferred to other funding options .        (6,011)       (67,687)      (272,618)       (40,068)       (51,416)        (6,047)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       306,157        173,572      1,114,850      1,156,341             --         51,416
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers Convertible        Travelers Disciplined Mid          Travelers Equity
                                              Securities Subaccount           Cap Stock Subaccount           Income Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        42,156         44,156      1,081,935      1,006,163      7,295,232      6,576,612
Accumulation units purchased and
  transferred from other funding options            --         (2,000)        (7,871)       195,185         47,668      1,667,608
Accumulation units redeemed and
  transferred to other funding options .       (42,156)            --     (1,074,064)      (119,413)    (7,342,900)      (948,988)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --         42,156             --      1,081,935             --      7,295,232
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           Travelers Federated Stock       Travelers Large Cap            Travelers Mercury
                                                   Subaccount                   Subaccount             Large Cap Core Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        88,840        172,717      2,590,444      2,676,335        218,367         74,341
Accumulation units purchased and
  transferred from other funding options        47,667         17,318         39,370        790,752         44,723        154,044
Accumulation units redeemed and
  transferred to other funding options .      (136,507)      (101,195)    (2,629,814)      (876,643)      (263,090)       (10,018)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --         88,840             --      2,590,444             --        218,367
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             Travelers MFS(R) Mid           Travelers MFS(R) Total        Travelers MFS(R) Value
                                             Cap Growth Subaccount            Return Subaccount                Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       794,954        887,151      5,571,992      3,831,217        569,382         85,099
Accumulation units purchased and
  transferred from other funding options         5,101        160,778        333,530      2,243,637        316,170        499,332
Accumulation units redeemed and
  transferred to other funding options .      (800,055)      (252,975)    (5,905,522)      (502,862)      (885,552)       (15,049)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --        794,954             --      5,571,992             --        569,382
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers Mondrian
                                             International Stock           Travelers Pioneer Fund     Travelers Pioneer Strategic
                                                  Subaccount                     Subaccount                 Income Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       770,097        864,484        374,162        363,503      1,092,016        293,561
Accumulation units purchased and
  transferred from other funding options         8,649         52,675             --        112,099        364,851        818,493
Accumulation units redeemed and
  transferred to other funding options .      (778,746)      (147,062)      (374,162)      (101,440)    (1,456,867)       (20,038)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --        770,097             --        374,162             --      1,092,016
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            Travelers Quality Bond       Travelers Strategic Equity     Travelers U.S. Government
                                                  Subaccount                      Subaccount              Securities Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,920,984      1,877,158      1,656,428      1,975,969      3,927,182      3,688,565
Accumulation units purchased and
  transferred from other funding options        55,502        176,009             --        219,878        121,248        763,319
Accumulation units redeemed and
  transferred to other funding options .    (1,976,486)      (132,183)    (1,656,428)      (539,419)    (4,036,823)      (523,722)
Annuity units ..........................            --             --             --             --        (11,607)          (980)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,920,984             --      1,656,428             --      3,927,182
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            Van Kampen LIT Comstock        Van Kampen LIT Strategic         VIP Asset Manager
                                                   Subaccount                 Growth Subaccount                 Subaccount
                                                   (Class II)                      (Class II)                (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       532,450         59,317         93,318        114,263      3,126,450      3,391,481
Accumulation units purchased and
  transferred from other funding options        80,114        482,795             --         (4,000)         3,858        237,616
Accumulation units redeemed and
  transferred to other funding options .       (96,068)        (9,662)       (13,831)       (16,945)    (3,130,308)      (502,647)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       516,496        532,450         79,487         93,318             --      3,126,450
                                           ===========    ===========    ===========    ===========    ===========    ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                              VIP Contrafund(R)             VIP Dynamic Capital              VIP Mid Cap
                                                 Subaccount              Appreciation Subaccount              Subaccount
                                              (Service Class 2)              (Service Class 2)             (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,920,396      2,374,551        179,338        219,380      2,549,230      1,497,039
Accumulation units purchased and
  transferred from other funding options       477,133      1,148,320         54,719         34,438        607,697      1,447,778
Accumulation units redeemed and
  transferred to other funding options .      (496,196)      (602,475)       (41,365)       (74,480)      (445,011)      (395,587)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,901,333      2,920,396        192,692        179,338      2,711,916      2,549,230
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Wells Fargo VT Advantage
                                               Small/Mid Cap Value
                                                    Subaccount
                                           ----------------------------
                                               2006            2005
                                           ------------    ------------
Accumulation and annuity units
  beginning of year ....................        144,185         139,941
Accumulation units purchased and
  transferred from other funding options         75,003          16,680
Accumulation units redeemed and
  transferred to other funding options .        (37,288)        (12,436)
Annuity units ..........................             --              --
                                           ------------    ------------
Accumulation and annuity units
  end of year ..........................        181,900         144,185
                                           ============    ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Notes 1 and 3 to the consolidated financials statements, on October 11, 2006, MetLife Connecticut entered into a Transfer Agreement with MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA.


/S/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
March 30, 2007

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)



                                                                   2006       2005
                                                                 --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $48,406 and $53,231,
     respectively).............................................  $ 47,846   $ 52,589
  Trading securities, at fair value (cost: $0 and $457,
     respectively).............................................        --        452
  Equity securities available-for-sale, at estimated fair value
     (cost: $777 and $424, respectively).......................       795        421
  Mortgage and consumer loans..................................     3,595      2,543
  Policy loans.................................................       918        916
  Real estate and real estate joint ventures held-for-
     investment................................................       173         91
  Real estate held-for-sale....................................         7          5
  Other limited partnership interests..........................     1,082      1,252
  Short-term investments.......................................       777      1,769
  Other invested assets........................................     1,241      1,057
                                                                 --------   --------
     Total investments.........................................    56,434     61,095
Cash and cash equivalents......................................       649        571
Accrued investment income......................................       597        602
Premiums and other receivables.................................     8,410      7,008
Deferred policy acquisition costs and value of business
  acquired.....................................................     5,111      4,914
Current income tax recoverable.................................        94         48
Deferred income tax assets.....................................     1,007      1,120
Goodwill.......................................................       953        924
Other assets...................................................       765        442
Separate account assets........................................    50,067     44,524
                                                                 --------   --------
     Total assets..............................................  $124,087   $121,248
                                                                 ========   ========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits.......................................  $ 19,654   $ 18,344
  Policyholder account balances................................    35,099     37,840
  Other policyholder funds.....................................     1,513      1,293
  Long-term debt -- affiliated.................................       435        435
  Payables for collateral under securities loaned and other
     transactions..............................................     9,155      9,737
  Other liabilities............................................       749      1,642
  Separate account liabilities.................................    50,067     44,524
                                                                 --------   --------
     Total liabilities.........................................   116,672    113,815
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
Stockholders' Equity:
  Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at
     December 31, 2006 and 2005................................        86         86
  Additional paid-in capital...................................     7,123      7,180
  Retained earnings............................................       520        581
  Accumulated other comprehensive income (loss)................      (314)      (414)
                                                                 --------   --------
     Total stockholders' equity................................     7,415      7,433
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $124,087   $121,248
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                              2006     2005    2004
                                                             ------   ------   ----


REVENUES
Premiums...................................................  $  308   $  281   $  9
Universal life and investment-type product policy fees.....   1,268      862    159
Net investment income......................................   2,839    1,438    207
Other revenues.............................................     212      132     26
Net investment gains (losses)..............................    (521)    (198)    (9)
                                                             ------   ------   ----
  Total revenues...........................................   4,106    2,515    392
                                                             ------   ------   ----
EXPENSES
Policyholder benefits and claims...........................     792      570     18
Interest credited to policyholder account balances.........   1,316      720    153
Other expenses.............................................   1,173      678    179
                                                             ------   ------   ----
  Total expenses...........................................   3,281    1,968    350
                                                             ------   ------   ----
Income before provision for income tax.....................     825      547     42
Provision for income tax...................................     228      156     17
                                                             ------   ------   ----
Income before cumulative effect of a change in accounting,
  net of income tax........................................     597      391     25
Cumulative effect of a change in accounting, net of income
  tax......................................................      --       --      2
                                                             ------   ------   ----
Net income.................................................  $  597   $  391   $ 27
                                                             ======   ======   ====




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                               ACCUMULATED OTHER
                                                                          COMPREHENSIVE INCOME (LOSS)
                                                                          ---------------------------
                                                                                NET         FOREIGN
                                                    ADDITIONAL              UNREALIZED      CURRENCY
                                            COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION
                                             STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)   ADJUSTMENT   TOTAL
                                            ------  ----------  --------  --------------  -----------  ------


BALANCE AT JANUARY 1, 2004 (NOTE 3).......    $11     $  171      $ 163        $  32          $--      $  377
Capital contribution from MetLife
  Investors Group, Inc. ..................               300                                              300
Comprehensive income (loss):
  Net income..............................                           27                                    27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (2)                      (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                 (2)
                                                                                                       ------
  Comprehensive income (loss).............                                                                 25
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2004..............     11        471        190           30           --         702
MetLife Insurance Company of Connecticut's
  common stock purchased by MetLife, Inc.
  (Notes 2 and 3).........................     75      6,709                                            6,784
Comprehensive income (loss):
  Net income..............................                          391                                   391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (1)                      (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                      (445)                    (445)
     Foreign currency translation
       adjustments........................                                                      2           2
                                                                                                       ------
     Other comprehensive income (loss)....                                                               (444)
                                                                                                       ------
  Comprehensive income (loss).............                                                                (53)
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2005..............     86      7,180        581         (416)           2       7,433
Revisions of purchase price pushed down to
  MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2)......................................                40                                               40
Dividend paid to MetLife, Inc. ...........              (259)      (658)                                 (917)
Capital contribution of intangible assets
  from MetLife,  Inc., net of income tax
  (Notes 8 and 14)........................               162                                              162
Comprehensive income (loss):
  Net income..............................                          597                                   597
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (5)                      (5)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                       107                      107
     Foreign currency translation
       adjustments, net of  income tax....                                                     (2)         (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                100
                                                                                                       ------
  Comprehensive income (loss).............                                                                697
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2006..............    $86     $7,123      $ 520        $(314)         $--      $7,415
                                              ===     ======      =====        =====          ===      ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                   2006       2005       2004
                                                                 --------   --------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net Income....................................................   $    597   $    391   $    27
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses...................          6          4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.......................         74        112        21
     (Gains) losses from sales of investments and businesses,
       net....................................................        521        198         9
     Equity earnings of real estate joint ventures and other
       limited partnership interests..........................        (83)       (19)       --
     Interest credited to policyholder account balances.......      1,316        720       153
     Universal life and investment-type product policy fees...     (1,268)      (862)     (159)
     Change in accrued investment income......................          2        (68)       --
     Change in premiums and other receivables.................       (509)      (415)   (1,108)
     Change in deferred policy acquisition costs, net.........       (234)      (211)     (165)
     Change in insurance-related liabilities..................        234        812        17
     Change in trading securities.............................        (43)       103        --
     Change in income tax payable.............................        156        298        --
     Change in income tax recoverable.........................         --         --       (29)
     Change in other assets...................................        586        574       140
     Change in other liabilities..............................       (351)      (876)     (106)
     Other, net...............................................         --          2        --
                                                                 --------   --------   -------
Net cash provided by (used in) operating activities...........      1,004        763    (1,200)
                                                                 --------   --------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities................................     27,706     24,008     1,521
     Equity securities........................................        218        221         2
     Mortgage and consumer loans..............................      1,034        748        72
     Real estate and real estate joint ventures...............        126         65        --
     Other limited partnership interests......................        762        173        --
  Purchases of:
     Fixed maturity securities................................    (23,840)   (32,850)   (1,482)
     Equity securities........................................       (109)        --        --
     Mortgage and consumer loans..............................     (2,092)      (500)      (42)
     Real estate and real estate joint ventures...............        (56)       (13)       --
     Other limited partnership interests......................       (343)      (330)       --
  Net change in policy loans..................................         (2)         3        --
  Net change in short-term investments........................        991        599         7
  Net change in other invested assets.........................       (316)       233         1
  Other, net..................................................          1          3        --
                                                                 --------   --------   -------
Net cash provided by (used in) investing activities...........      4,080     (7,640)       79
                                                                 --------   --------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.................................................      8,185     11,230     4,541
     Withdrawals..............................................    (11,637)   (12,369)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions............................       (582)     7,675       122
  Long-term debt issued.......................................         --        400        --
  Dividends on common stock...................................       (917)        --        --
  Capital contribution from MetLife Investors Group, Inc. ....         --         --       300
  Contribution of MetLife Insurance Company of Connecticut
     from MetLife, Inc., net of cash received  of $0, $443 and
     $0, respectively.........................................         --        443        --
  Other, net..................................................        (55)       (75)       --
                                                                 --------   --------   -------
Net cash (used in) provided by financing activities...........     (5,006)     7,304     1,065
                                                                 --------   --------   -------
Change in cash and cash equivalents...........................         78        427       (56)
Cash and cash equivalents, beginning of year..................        571        144       200
                                                                 --------   --------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR........................   $    649   $    571   $   144
                                                                 ========   ========   =======

Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.................................................   $     31   $     18   $     2
                                                                 ========   ========   =======
     Income tax...............................................   $     81   $     87   $    (2)
                                                                 ========   ========   =======
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of Connecticut
       acquired by MetLife, Inc. and contributed to MLI-USA
       net of cash received of $443 million...................   $     --   $  6,341   $    --
                                                                 ========   ========   =======
     Contribution of other intangible assets, net of deferred
       income tax.............................................   $    162   $     --   $   --
                                                                 ========   ========   =======
     Contribution of goodwill from MetLife, Inc. .............   $     29   $     --   $    --
                                                                 ========   ========   =======




--------
See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MLI-USA.
See Note 19 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC", formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Connecticut. See Note 3.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Insurance Company to MetLife Insurance Company of Connecticut, effective May 1, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $43 million and $180 million at December 31, 2006 and 2005, respectively. At December 31, 2005, the Company was the majority owner of Tribeca Citigroup Investments Ltd. ("Tribeca") and consolidated the fund within its consolidated financial statements. During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated. See Note 4 for further information.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:



(i) the fair value of investments in the absence of quoted market values;
(ii)     investment impairments;
(iii)    the recognition of income on certain investments;
(iv) the application of the consolidation rules to certain investments;
(v)      the fair value of and accounting for derivatives;
(vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");
(vii)    the measurement of goodwill and related impairment, if any;
(viii)   the liability for future policyholder benefits;
(ix) accounting for income taxes and the valuation of deferred income tax assets;
(x)      accounting for reinsurance transactions; and
(xi)     the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income. Beginning in the second quarter of 2006, the Company no longer holds a trading securities portfolio. (See also Note
     4)

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments, it follows an impairment analysis which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended, changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $52 million and $2 million at December 31, 2006 and 2005, respectively. Accumulated amortization was $3 million at December 31, 2006 and the computer software was fully amortized at December 31, 2005. Related amortization expense was $3 million and $1 million for the years ended December 31, 2006 and 2005, respectively. There was no amortization expense for the year ended December 31, 2004.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 4% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 4%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 4%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company and its includable life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"). Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Prior to the transfer of MLI-USA to MetLife Connecticut, MLI-USA joined MetLife's includable affiliates in filing a federal income tax return. MLI-USA joined MetLife Connecticut's includable affiliates as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



    (i) future taxable income exclusive of reversing temporary differences and carryforwards;
    (ii)    future reversals of existing taxable temporary differences;
    (iii)   taxable income in prior carryback years; and
    (iv)    tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from Metropolitan Life.

  Foreign Currency

     Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



      (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
      (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability, under certain variable annuity and life contracts and income tax. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of the adoption.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007, related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $75 million and $95 million, net of income tax, which will be recorded as a reduction

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $5 million to $15 million, net of income tax.

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Connecticut became a subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Connecticut be identified and measured at their fair value as of the acquisition date.

     Final Purchase Price Allocation and Goodwill

     The purchase price paid by MetLife has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to MetLife Connecticut increased by $40 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to MetLife Connecticut of $40 million, an increase of $15 million in the value of the future policy benefit liabilities and other policyholder funds resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase in securities of $24 million resulting from the finalization of the determination of the fair value of such securities, an increase in other liabilities of $2 million due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments increasing deferred income tax assets by $4 million. Goodwill increased by $29 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     AS OF JULY 1, 2005
                                                                     -------------------
                                                                        (IN MILLIONS)


TOTAL PURCHASE PRICE PAID BY METLIFE......................                 $12,084
  Purchase price attributed to other affiliates...........                   5,260
                                                                           -------
  Purchase price attributed to MetLife Connecticut........                   6,824
NET ASSETS OF METLIFE CONNECTICUT ACQUIRED PRIOR TO
  PURCHASE ACCOUNTING ADJUSTMENTS.........................  $8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale............      (2)
  Mortgage loans on real estate...........................      72
  Real estate and real estate joint ventures held-for-
     investment...........................................      39
  Other limited partnership interests.....................      48
  Other invested assets...................................     (36)
  Premiums and other receivables..........................   1,001
  Elimination of historical deferred policy acquisition
     costs................................................  (3,052)
  Value of business acquired..............................   3,490
  Value of distribution agreements and customer
     relationships acquired...............................      73
  Net deferred income tax asset...........................   1,751
  Elimination of historical goodwill......................    (196)
  Other assets............................................     (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits..................................  (3,766)
  Policyholder account balances...........................  (1,870)
  Other liabilities.......................................     191
                                                            ------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED.................................................                   5,939
                                                                           -------
GOODWILL RESULTING FROM THE ACQUISITION ATTRIBUTED TO
  METLIFE CONNECTICUT.....................................                 $   885
                                                                           =======



     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


Institutional....................................................         $312
Individual.......................................................          163
Corporate & Other................................................          410
                                                                          ----
  TOTAL..........................................................         $885
                                                                          ====



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of MetLife Connecticut's net assets as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


ASSETS
  Fixed maturity securities available-for-sale...................        $41,210
  Trading securities.............................................            555
  Equity securities available-for-sale...........................            641
  Mortgage loans on real estate..................................          2,363
  Policy loans...................................................            884
  Real estate and real estate joint ventures held-for-
     investment..................................................            126
  Other limited partnership interests............................          1,120
  Short-term investments.........................................          2,225
  Other invested assets..........................................          1,205
                                                                         -------
     Total investments...........................................         50,329
  Cash and cash equivalents......................................            443
  Accrued investment income......................................            494
  Premiums and other receivables.................................          4,688
  Value of business acquired.....................................          3,490
  Goodwill.......................................................            885
  Other intangible assets........................................             73
  Deferred income tax asset......................................          1,178
  Other assets...................................................            730
  Separate account assets........................................         30,427
                                                                         -------
     Total assets acquired.......................................         92,737
                                                                         -------

LIABILITIES:
  Future policy benefits.........................................         17,565
  Policyholder account balances..................................         34,251
  Other policyholder funds.......................................            115
  Current income tax.............................................             36
  Other liabilities..............................................          3,519
  Separate account liabilities...................................         30,427
                                                                         -------
     Total liabilities assumed...................................         85,913
                                                                         -------
     Net assets acquired.........................................        $ 6,824
                                                                         =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of MetLife Connecticut's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience. See Notes 8 and 14 for additional information on the value of distribution agreements ("VODA") acquired from Citigroup.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired, distribution agreements and customer relationships acquired are as follows:


                                                                             WEIGHTED AVERAGE
                                                      AS OF JULY 1, 2005   AMORTIZATION PERIOD
                                                      ------------------   -------------------
                                                         (IN MILLIONS)          (IN YEARS)


Value of business acquired..........................        $3,490                  16
Value of distribution agreements and customer
  relationships acquired............................            73                  16
                                                            ------
  Total value of intangible assets acquired,
     excluding goodwill.............................        $3,563                  16
                                                            ======



3.  CONTRIBUTION OF METLIFE CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, all financial data included in these financial statements periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests. Information

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


regarding the consolidated statements of income of the Company for the years ended December 31, 2006 and 2005 is as follows:


                                                                                              UNAUDITED
                                                                                         ------------------
                                                                                         THREE MONTHS ENDED      YEAR ENDED
                                                    UNAUDITED                             DECEMBER 31, 2006  DECEMBER 31, 2006
                         --------------------------------------------------------------  ------------------  -----------------
                                      NINE MONTHS ENDED SEPTEMBER 30, 2006
                         --------------------------------------------------------------
                                                   ASSETS AND LIABILITIES
                                                         OUTSTANDING
                                                       FROM METLIFE'S
                                                         ACQUISITION       CONSOLIDATED
                         MICC HISTORICAL  MLI-USA          OF MLIG            COMPANY             CONSOLIDATED COMPANY
                         ---------------  -------  ----------------------  ------------  -------------------------------------
                                                            (IN MILLIONS)


Total revenues.........       $2,509        $623             $--              $3,132            $974               $4,106
Total expenses.........       $1,905        $486             $--              $2,391            $890               $3,281
                              ------        ----             ---              ------            ----               ------
Income before provision
  for income tax.......          604         137              --                 741            $ 84                  825
Provision for income
  tax..................          177          35              --                 212            $ 16                  228
                              ------        ----             ---              ------            ----               ------
Net income.............       $  427        $102             $--              $  529            $ 68               $  597
                              ======        ====             ===              ======            ====               ======






                                                                   YEAR ENDED DECEMBER 31, 2005
                                                         -----------------------------------------------
                                                                   ASSETS AND LIABILITIES
                                      SIX MONTHS ENDED                   OUTSTANDING
                                     DECEMBER 31, 2005                 FROM METLIFE'S
                                     -----------------                   ACQUISITION        CONSOLIDATED
                                      MICC HISTORICAL    MLI-USA           OF MLIG             COMPANY
                                     -----------------   -------   ----------------------   ------------
                                                                (IN MILLIONS)


Total revenues.....................        $1,749          $766              $--               $2,515
Total expenses.....................        $1,410          $561              $(3)              $1,968
                                           ------          ----              ---               ------
Income before provision for income
  tax..............................           339           205                3                  547
Provision for income tax...........            98            57                1                  156
                                           ------          ----              ---               ------
Net income.........................        $  241          $148              $ 2               $  391
                                           ======          ====              ===               ======




     The par value of the common stock presented in the statement of stockholders' equity for periods prior to the Acquisition Date has been adjusted to reflect the par value of the MetLife Connecticut shares issued to MLIG in exchange for MLI-USA's common stock. Information regarding the adjustments to stockholders' equity is as follows:


                                                                                     ACCUMULATED
                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                                       INCOME
                                                                                  ----------------
                                                          ADDITIONAL               NET UNREALIZED
                                             COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                              STOCK         CAPITAL    EARNINGS       (LOSSES)       TOTAL
                                             ------       ----------   --------   ----------------   -----


Balance of MLI-USA's equity at January 1,
  2004                                         $ 2           $ 98        $163            $39          $302
Issuance of MetLife Connecticut's common
  stock to MLIG                                 11  (1)       (11)         --             --            --
Elimination of MLI-USA's common stock           (2) (2)         2          --             --            --
Assets and liabilities outstanding from
  MetLife's acquisition of MLIG                 --             82          --             (7)           75
                                               ---           ----        ----            ---          ----
Balance of MICC's equity at January 1, 2004    $11           $171        $163            $32          $377
                                               ===           ====        ====            ===          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Represents the issuance of 4,595,317 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife Connecticut to MLIG in exchange for all the outstanding common stock of MLI-USA, for a total adjustment of $11 million.

   (2) Represents the elimination of MLI-USA's common stock of $2 million.

The par value of the MetLife Connecticut common stock purchased by MetLife has been adjusted to reflect the return of the MetLife Connecticut common stock by MetLife in connection with the transfer of MetLife Connecticut to MLI-USA as follows:


                                                                                    ACCUMULATED
                                                                                       OTHER
                                                                                   COMPREHENSIVE
                                                                                      INCOME
                                                                                 ----------------
                                                         ADDITIONAL               NET UNREALIZED
                                            COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                             STOCK         CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                            ------       ----------   --------   ----------------   ------


MetLife Connecticut's common stock
  purchased by MetLife in the Acquisition
  on July 1, 2005                            $100          $6,684        $--            $--         $6,784
Return of MetLife Connecticut's common
  stock from MetLife                          (25) (1)         25         --             --             --
                                             ----          ------        ---            ---         ------
MetLife Connecticut's common stock
  purchased by MetLife on July 1, 2005, as
  adjusted                                   $ 75          $6,709        $--            $--         $6,784
                                             ====          ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Connecticut in anticipation of the acquisition of MLI-USA by MetLife Connecticut, for a total adjustment of $25 million.

     The following unaudited pro forma condensed consolidated financial information presents the results of operations for the Company assuming the MetLife Connecticut acquisition had been effected as of January 1, 2005. This unaudited pro forma information does not necessarily represent what the Company's actual results of operations would have been if the acquisition had occurred as of the date indicated or what such results would be for any future periods.


                                                                                  UNAUDITED
                                                                    ------------------------------------
                                                    YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                DECEMBER 31, 2005     JUNE 30, 2005    DECEMBER 31, 2005
                                                -----------------   ----------------   -----------------
                                                   CONSOLIDATED         PRO FORMA          PRO FORMA
                                                                          MICC
                                                     COMPANY           HISTORICAL             MICC
                                                -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)



Total revenues                                        $2,515             $2,324              $4,839
Total expenses                                        $1,968             $1,523              $3,491
                                                      ------             ------              ------
Income before provision for income tax                   547                801               1,348
Provision for income tax                                 156                226                 382
                                                      ------             ------              ------
Net income                                            $  391             $  575              $  966
                                                      ======             ======              ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                              DECEMBER 31, 2006
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $17,331    $101     $424     $17,008     35.5%
Residential mortgage-backed securities.......    11,951      40       78      11,913     24.9
Foreign corporate securities.................     5,563      64      128       5,499     11.5
U.S. Treasury/agency securities..............     5,455       7      126       5,336     11.2
Commercial mortgage-backed securities........     3,353      19       47       3,325      6.9
Asset-backed securities......................     3,158      14       10       3,162      6.6
State and political subdivision securities...     1,062       6       38       1,030      2.2
Foreign government securities................       533      45        5         573      1.2
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $48,406    $296     $856     $47,846    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   671    $ 22     $  9     $   684     86.0%
Common stock.................................       106       6        1         111     14.0
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   777    $ 28     $ 10     $   795    100.0%
                                                =======    ====     ====     =======    =====






                                                              DECEMBER 31, 2005
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $18,416    $ 96     $415     $18,097     34.3%
Residential mortgage-backed securities.......    12,398      17      131      12,284     23.4
Foreign corporate securities.................     5,733      50      143       5,640     10.7
U.S. Treasury/agency securities..............     6,448      24       61       6,411     12.2
Commercial mortgage-backed securities........     5,157      12       82       5,087      9.7
Asset-backed securities......................     3,899      10       16       3,893      7.4
State and political subdivision securities...       633      --       25         608      1.2
Foreign government securities................       547      25        3         569      1.1
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $53,231    $234     $876     $52,589    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   327    $  1     $  5     $   323     76.7%
Common stock.................................        97       4        3          98     23.3
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   424    $  5     $  8     $   421    100.0%
                                                =======    ====     ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $472 million and $275 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.2 billion and $3.3 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of $51 million and ($33) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $6 million and $3 million at December 31, 2006 and 2005, respectively. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $1 million and ($5) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                                  DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                                   COST     FAIR VALUE      COST     FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)


Due in one year or less.......................   $ 1,620      $ 1,616     $ 1,411      $ 1,405
Due after one year through five years.........     9,843        9,733      10,594       10,490
Due after five years through ten years........     7,331        7,226       9,556        9,382
Due after ten years...........................    11,150       10,871      10,216       10,048
                                                 -------      -------     -------      -------
  Subtotal....................................    29,944       29,446      31,777       31,325
Mortgage-backed and asset-backed securities...    18,462       18,400      21,454       21,264
                                                 -------      -------     -------      -------
  Total fixed maturity securities.............   $48,406      $47,846     $53,231      $52,589
                                                 =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------
                                                      2006            2005           2004
                                                  ------------   --------------   ---------
                                                                (IN MILLIONS)


Proceeds........................................  $     23,901   $       22,241   $     473
Gross investment gains..........................       $    73          $    48        $  6
Gross investment losses.........................       $  (519)         $  (347)       $(10)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                 DECEMBER 31, 2006
                                      ----------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS               TOTAL
                                      ----------------------  ----------------------  ----------------------
                                                     GROSS                   GROSS                   GROSS
                                       ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED
                                      FAIR VALUE     LOSS     FAIR VALUE     LOSS     FAIR VALUE     LOSS
                                      ----------  ----------  ----------  ----------  ----------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities...........    $ 4,895      $104       $ 7,543      $320       $12,438      $424
Residential mortgage-backed
  securities........................      4,113        20         3,381        58         7,494        78
Foreign corporate securities........      1,381        29         2,547        99         3,928       128
U.S. Treasury/agency securities.....      2,995        48         1,005        78         4,000       126
Commercial mortgage-backed
  securities........................        852         6         1,394        41         2,246        47
Asset-backed securities.............        965         3           327         7         1,292        10
State and political subdivision
  securities........................         29         2           414        36           443        38
Foreign government securities.......         51         1            92         4           143         5
                                        -------      ----       -------      ----       -------      ----
Total fixed maturity securities.....    $15,281      $213       $16,703      $643       $31,984      $856
                                        =======      ====       =======      ====       =======      ====
Equity securities...................    $   149      $  3       $   188      $  7       $   337      $ 10
                                        =======      ====       =======      ====       =======      ====
Total number of securities in an
  unrealized loss position..........      1,955                   2,318                   4,273
                                        =======                 =======                 =======






                                                              DECEMBER 31, 2005
                                    ---------------------------------------------------------------------
                                                                 EQUAL TO OR
                                         LESS THAN 12              GREATER
                                            MONTHS              THAN 12 MONTHS              TOTAL
                                    ----------------------  ----------------------  ---------------------
                                    ESTIMATED    GROSS      ESTIMATED    GROSS      ESTIMATED     GROSS
                                      FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR      UNREALIZED
                                     VALUE        LOSS        VALUE       LOSS        VALUE        LOSS
                                     ------      ------      ------      ------      ------     ---------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.........  $14,412      $413        $ 40         $ 2       $14,452        $415

Residential mortgage-backed
  securities......................    9,142       129          61           2         9,203         131
Foreign corporate securities......    4,409       142          23           1         4,432         143
U.S. Treasury/agency securities...    4,171        61          --          --         4,171          61
Commercial mortgage-backed
  securities......................    4,040        82           5          --         4,045          82
Asset-backed securities...........    1,890        16          11          --         1,901          16
State and political subdivision
  securities......................      550        25          --          --           550          25
Foreign government securities.....      155         3           2          --           157           3
                                    -------      ----        ----         ---       -------        ----
Total fixed maturity securities...  $38,769      $871        $142         $ 5       $38,911        $876

                                    =======      ====        ====         ===       =======        ====
Equity securities.................  $   214      $  8        $ --         $--       $   214        $  8
                                    =======      ====        ====         ===       =======        ====
Total number of securities in an
  unrealized loss position........    5,061                    47                     5,108
                                    =======                  ====                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                     DECEMBER 31, 2006
                                     ---------------------------------------------------
                                                          GROSS
                                         COST OR       UNREALIZED        NUMBER OF
                                      AMORTIZED COST     LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $12,922     $ 9    $150     $ 4    1,537      15
Six months or greater but less than
  nine months......................      568      --       6      --       78       1
Nine months or greater but less
  than twelve months...............    2,134      14      52       4      323       1
Twelve months or greater...........   17,540      --     650      --    2,318      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $33,164     $23    $858     $ 8    4,256      17
                                     =======     ===    ====     ===    =====      ==






                                                      DECEMBER 31, 2005
                                     ---------------------------------------------------
                                         COST OR            GROSS
                                        AMORITIZED       UNREALIZED        NUMBER OF
                                           COST            LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $39,461     $81    $844     $30    4,960      50
Six months or greater but less than
  nine months......................      204      --       2      --       16      --
Nine months or greater but less
  than twelve months...............      116      --       3      --       35      --
Twelve months or greater...........      147      --       5      --       47      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $39,928     $81    $854     $30    5,058      50
                                     =======     ===    ====     ===    =====      ==



     At December 31, 2006, $858 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $854 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $30 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 37% of the cost or amortized cost of such securities. Of such unrealized losses of $30 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $866 million and $884 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----


SECTOR:
  U.S. corporate securities........................................    49%    47%
  Residential mortgage-backed securities...........................     9     15
  Foreign corporate securities.....................................    15     16
  U.S. Treasury/agency securities..................................    15      7
  Commercial mortgage-backed securities............................     5      9
  Other............................................................     7      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Industrial.......................................................    26%    25%
  Finance..........................................................    18     17
  Government.......................................................    15      7
  Mortgage-backed..................................................    14     24
  Utility..........................................................    10      6
  Other............................................................    17     21
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8.8 billion and $9.4 billion and an estimated fair value of $8.6 billion and $9.3 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8.9 billion and $9.6 billion at December 31, 2006 and 2005, respectively. Security collateral of $83 million and $174 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $25 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Commercial mortgage loans...........................  $2,095      58%    $1,173      46%
Agricultural mortgage loans.........................   1,460      41      1,300      51
Consumer loans......................................      46       1         79       3
                                                      ------     ---     ------     ---
  Subtotal..........................................   3,601     100%     2,552     100%
                                                                 ===                ===
Less: Valuation allowances..........................       6                  9
                                                      ------             ------
Mortgage and consumer loans.........................  $3,595             $2,543
                                                      ======             ======



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 27%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $ 9       $ 1       $ 1
Additions...................................................     3         8        --
Deductions..................................................    (6)       --        --
                                                               ---       ---       ---
Balance at December 31,.....................................   $ 6       $ 9       $ 1
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Impaired loans with valuation allowances..................        $--              $ 2
Impaired loans without valuation allowances...............          8               14
                                                                  ---              ---
  Subtotal................................................          8               16
Less: Valuation allowances on impaired loans..............         --                1
                                                                  ---              ---
  Impaired loans..........................................        $ 8              $15
                                                                  ===              ===



     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing had an amortized cost of $6 million and $13 million at December 31, 2006 and 2005, respectively. There were no mortgage and consumer loans on which interest is no longer accrued at both December 31, 2006 and 2005. There were no mortgage and consumer loans in foreclosure at both December 31, 2006 and 2005.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Real estate...............................................       $ 37              $36
Accumulated depreciation..................................         (1)              --
                                                                 ----              ---
Net real estate...........................................         36               36
Real estate joint ventures................................        144               60
                                                                 ----              ---
Real estate and real estate joint ventures................       $180              $96
                                                                 ====              ===



     The components of real estate and real estate joint ventures are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Real estate and real estate joint ventures held-for-investment.....  $173    $91
Real estate held-for-sale..........................................     7      5
                                                                     ----    ---
Real estate and real estate joint ventures.........................  $180    $96
                                                                     ====    ===



     Related depreciation expense was insignificant for all periods presented.

     There were no non-income producing real estate and real estate joint ventures at December 31, 2006. The carrying value of non-income producing real estate and real estate joint ventures was $3 million at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Real estate and real estate joint ventures were categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Office..............................................   $ 46       26%      $53       55%
Apartments..........................................     --       --         1        1
Retail..............................................     12        7        --       --
Real estate investment funds........................     93       52        --       --
Land................................................      1       --         3        3
Agriculture.........................................     28       15        31       32
Industrial..........................................     --       --         8        9
                                                       ----      ---       ---      ---
  Total.............................................   $180      100%      $96      100%
                                                       ====      ===       ===      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 72%, 7% and 6% of the Company's real estate holdings were located in New York, Florida and Texas, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2006     2005    2004
                                                             ------   ------   ----
                                                                  (IN MILLIONS)


Fixed maturity securities..................................  $2,719   $1,377   $176
Equity securities..........................................      17        6     --
Mortgage and consumer loans................................     182      113     34
Policy loans...............................................      52       26      2
Real estate and real estate joint ventures.................      29        2     --
Other limited partnership interests........................     238       33     --
Cash, cash equivalents and short-term investments..........     137       71      6
Other......................................................       8       --     --
                                                             ------   ------   ----
  Total investment income..................................   3,382    1,628    218
Less: Investment expenses..................................     543      190     11
                                                             ------   ------   ----
  Net investment income....................................  $2,839   $1,438   $207
                                                             ======   ======   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $29 million, $10 million and $4 million, respectively, related to short-term investments, is included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(497)  $(300)   $(5)
Equity securities...........................................     10       1     --
Mortgage and consumer loans.................................      7      (9)    --
Real estate and real estate joint ventures..................     64       7     --
Other limited partnership interests.........................     (1)     (1)    --
Sales of businesses.........................................     --       2     --
Derivatives.................................................    177      (2)    (4)
Other.......................................................   (281)    104     --
                                                              -----   -----    ---
  Net investment gains (losses).............................  $(521)  $(198)   $(9)
                                                              =====   =====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($87) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $41 million, $0 and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(566)  $(639)  $ 97
Equity securities...........................................     17      (4)    --
Derivatives.................................................     (9)     (2)    (4)
Other.......................................................      7     (19)    --
                                                              -----   -----   ----
  Subtotal..................................................   (551)   (664)    93
                                                              -----   -----   ----
Amounts allocated from:
  Future policy benefit loss recognition....................     --     (78)    --
  DAC and VOBA..............................................     66     102    (47)
                                                              -----   -----   ----
  Subtotal..................................................     66      24    (47)
Deferred income tax.........................................    171     224    (16)
                                                              -----   -----   ----
  Subtotal..................................................    237     248    (63)
                                                              -----   -----   ----
     Net unrealized investment gains (losses)...............  $(314)  $(416)  $ 30
                                                              =====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Balance, January 1,.........................................  $(416)  $  30   $ 32
Unrealized investment gains (losses) during the year........    113    (756)   (14)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition.............     78     (78)    --
  DAC and VOBA..............................................    (36)    148     10
  Deferred income tax.......................................    (53)    240      2
                                                              -----   -----   ----
Balance, December 31,.......................................  $(314)  $(416)  $ 30
                                                              =====   =====   ====
Net change in unrealized investment gains (losses)..........  $ 102   $(446)  $ (2)
                                                              =====   =====   ====



  TRADING SECURITIES

     MetLife Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments, Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of Tribeca and consolidated the fund within its consolidated financial statements. At December 31, 2005, the Company held $452 million of trading securities and $190 million of the short sale agreements associated with the trading securities portfolio, which are included within other liabilities. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned and net realized and unrealized gains (losses), was $12 million and $6 million for the years ended December 31, 2006 and 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, is accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                                   DECEMBER 31, 2006
                                                               ------------------------
                                                                              MAXIMUM
                                                                  TOTAL     EXPOSURE TO
                                                               ASSETS (1)     LOSS (2)
                                                               ----------   -----------
                                                                     (IN MILLIONS)


Asset-backed securitizations.................................    $   866        $ 39
Real estate joint ventures(3)................................        944          63
Other limited partnership interests(4).......................      2,629         193
Other investments(5).........................................     14,839         485
                                                                 -------        ----
  Total......................................................    $19,278        $780
                                                                 =======        ====



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                     DECEMBER 31, 2006                    DECEMBER 31, 2005
                              ---------------------------------    ---------------------------------
                                             CURRENT MARKET                       CURRENT MARKET
                                              OR FAIR VALUE                        OR FAIR VALUE
                               NOTIONAL   ---------------------    NOTIONAL    ---------------------
                                AMOUNT    ASSETS    LIABILITIES     AMOUNT     ASSETS    LIABILITIES
                               --------   ------    -----------    --------    ------    -----------
                                                  (IN MILLIONS)


Interest rate swaps.........   $ 8,841     $  431        $ 70       $ 6,623    $  356        $ 52
Interest rate floors........     9,021         71          --         2,000        26          --
Interest rate caps..........     6,715          6          --         3,020        18          --
Financial futures...........       602          6           1           228         2           2
Foreign currency swaps......     2,723        580          66         3,110       429          76
Foreign currency forwards...       124          1          --           488        18           2
Options.....................        --         80           7            --       165           3
Financial forwards..........       900         --          15            --        --           2
Credit default swaps........     1,231          1           5           987         2           2
                               -------     ------        ----       -------    ------        ----
  Total.....................   $30,157     $1,176        $164       $16,456    $1,016        $139
                               =======     ======        ====       =======    ======        ====



     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 290 and 587 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 85,500 and 75,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 1,022,900 and 1,420,650 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                        REMAINING LIFE
                                   -----------------------------------------------------------------------------------------
                                                         AFTER ONE YEAR       AFTER FIVE YEARS
                                   ONE YEAR OR LESS    THROUGH FIVE YEARS    THROUGH TEN YEARS    AFTER TEN YEARS     TOTAL
                                   ----------------    ------------------    -----------------    ---------------    -------
                                                                         (IN MILLIONS)


Interest rate swaps..............       $  980               $ 5,570              $ 1,699              $  592        $ 8,841
Interest rate floors.............           --                   551                8,470                  --          9,021
Interest rate caps...............           --                 6,715                   --                  --          6,715
Financial futures................          602                    --                   --                  --            602
Foreign currency swaps...........           67                 1,588                  996                  72          2,723
Foreign currency forwards........          124                    --                   --                  --            124
Financial forwards...............           --                    --                   --                 900            900
Credit default swaps.............           30                 1,186                   15                  --          1,231
                                        ------               -------              -------              ------        -------
  Total..........................       $1,803               $15,610              $11,180              $1,564        $30,157
                                        ======               =======              =======              ======        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                            DECEMBER 31, 2006                 DECEMBER 31, 2005
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)


Fair value.........................   $    69   $   --       $  1       $    71   $   --       $ --
Cash flow..........................       455       42         --           442        2          4
Non-qualifying.....................    29,633    1,134        163        15,943    1,014        135
                                      -------   ------       ----       -------   ------       ----
  Total............................   $30,157   $1,176       $164       $16,456   $1,016       $139
                                      =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:


                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2006     2005      2004
                                                              ----     ----      ----
                                                                   (IN MILLIONS)


Qualifying hedges:
  Interest credited to policyholder account balances........   $(9)     $(1)      $--
Non-qualifying hedges:
  Net investment gains (losses).............................    73       (8)       --
                                                               ---      ---       ---
  Total.....................................................   $64      $(9)      $--
                                                               ===      ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Changes in the fair value of derivatives....................   $(1)      $--       $(1)
Changes in the fair value of the items hedged...............     2        --         1
                                                               ---       ---       ---
Net ineffectiveness of fair value hedging activities........   $ 1       $--       $--
                                                               ===       ===       ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the years ended December 31, 2006, 2005 and 2004, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $(2)      $(4)      $(2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    (7)        2        (2)
                                                               ---       ---       ---
Balance at December 31,.....................................   $(9)      $(2)      $(4)
                                                               ===       ===       ===



     At December 31, 2006, $19 million of the deferred net gain on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; and (vi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of $16 million, ($37) million and ($6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $40 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $3 million and $40 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the years ended December 31, 2006 and 2005 were gains of $80 million and $41 million, respectively. There were no amounts recorded and included in net investment gains (losses) for the year ended December 31, 2004.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $273 million and $145 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $410 million and $427 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $25 million and $22 million, respectively, which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)


Balance at January 1, 2004................................  $  502   $   --   $  502
  Capitalizations.........................................     281       --      281
                                                            ------   ------   ------
     Subtotal.............................................     783       --      783
  Less: Amortization related to:
     Net investment gains (losses)........................      (2)      --       (2)
     Unrealized investment gains (losses).................     (10)      --      (10)
     Other expenses.......................................     117       --      117
                                                            ------   ------   ------
       Total amortization.................................     105       --      105
                                                            ------   ------   ------
Balance at December 31, 2004..............................     678       --      678
Contribution of MetLife Connecticut from MetLife (Note
  2)......................................................      --    3,490    3,490
  Capitalizations.........................................     886       --      886
                                                            ------   ------   ------
     Subtotal.............................................   1,564    3,490    5,054
  Less: Amortization related to:
     Net investment gains (losses)........................      --      (26)     (26)
     Unrealized investment gains (losses).................     (41)    (107)    (148)
     Other expenses.......................................     109      205      314
                                                            ------   ------   ------
       Total amortization.................................      68       72      140
                                                            ------   ------   ------
Balance at December 31, 2005..............................   1,496    3,418    4,914
  Capitalizations.........................................     721       --      721
                                                            ------   ------   ------
     Subtotal.............................................   2,217    3,418    5,635
  Less: Amortization related to:
     Net investment gains (losses)........................     (16)     (68)     (84)
     Unrealized investment gains (losses).................     (10)      46       36
     Other expenses.......................................     252      320      572
                                                            ------   ------   ------
       Total amortization.................................     226      298      524
                                                            ------   ------   ------
Balance at December 31, 2006..............................  $1,991   $3,120   $5,111
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $358 million in 2007, $333 million in 2008, $312 million in 2009, $283 million in 2010 and $253 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Balance at January 1,.............................................  $924   $ 68
Contribution of MetLife Connecticut from MetLife (Note 2).........    29    856
                                                                    ----   ----
Balance at December 31,...........................................  $953   $924
                                                                    ====   ====



8.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and the value of customer relationships acquired ("VOCRA"), which are reported in other assets, is as follows:


                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2006     2005     2004
                                                                ----     ----     ----
                                                                     (IN MILLIONS)


Balance at January 1,........................................   $ 72      $--      $--
Contribution of MetLife Connecticut from MetLife (Note 2)....     --       73       --
Contribution of VODA from MetLife............................    167       --       --
Amortization.................................................     (2)      (1)      --
                                                                ----      ---      ---
Balance at December 31,......................................   $237      $72      $--
                                                                ====      ===      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $5 million in 2007, $7 million in 2008, $9 million in 2009, $11 million in 2010 and $11 million in 2011.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2006     2005     2004
                                                             ----     ----     ----
                                                                  (IN MILLIONS)


Balance at January 1,......................................  $218     $143     $ 94
Capitalization.............................................   129       83       65
Amortization...............................................   (17)      (8)     (16)
                                                             ----     ----     ----
Balance at December 31,....................................  $330     $218     $143
                                                             ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities at December 31, 2006, include pass-through separate accounts totaling $50.1 billion for which the policyholder assumes all investment risk. Separate account assets and liabilities at December 31, 2005, included two categories of account types: pass-through separate accounts totaling $43.6 billion and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million. The average interest rates credited on these contracts were 4.5% at December 31, 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $800 million, $467 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2006, there were no new issuances in such obligations and there were repayments of $1.1 billion. During the years ended December 31, 2005 and 2004, there were no new issuances or repayments of such obligations. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in PABs, were $4.6 billion and $5.3 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to PABs, was $163 million, $80 million and $0, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policyholder benefits, is as follows:


                                                  YEARS ENDED DECEMBER 31,
                                                 -------------------------
                                                     2006          2005
                                                 -----------   -----------
                                                       (IN MILLIONS)


Balance at January 1,..........................  $       512   $        --
  Less: Reinsurance recoverables...............         (373)           --
                                                 -----------   -----------
Net balance January 1,.........................          139            --
                                                 -----------   -----------
Contribution of MetLife Connecticut by MetLife
  (Note 2).....................................           --           137
Incurred related to:
  Current year.................................           29            19
  Prior years..................................            4            (3)
                                                 -----------   -----------
                                                          33            16
                                                 -----------   -----------
Paid related to:
  Current year.................................           (2)           (1)
  Prior years..................................          (22)          (13)
                                                 -----------   -----------
                                                         (24)          (14)
                                                 -----------   -----------
Net balance at December 31,....................          148           139
  Add: Reinsurance recoverables................          403           373
                                                 -----------   -----------
Balance at December 31,........................  $       551   $       512
                                                 ===========   ===========



     There were no liabilities for unpaid claims and claims expenses for the year ended December 31, 2004.

     Claims and claim adjustment expenses associated with prior periods increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. There were no claims and claim adjustment expenses associated with prior periods for the year ended December 31, 2004. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                AT DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                                 2006                                     2005
                                  ----------------------------------       ----------------------------------
                                      IN THE                 AT                IN THE                 AT
                                  EVENT OF DEATH       ANNUITIZATION       EVENT OF DEATH       ANNUITIZATION
                                  --------------       -------------       --------------       -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value........     $   8,213                 N/A            $   5,537                 N/A
  Net amount at risk(2).........     $      --(3)              N/A            $      --(3)              N/A
  Average attained age of
     contractholders............      61 years                 N/A             61 years                 N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value........     $  44,036           $  13,179            $  40,744           $  10,081
  Net amount at risk(2).........     $   1,422(3)        $      30(4)         $     934(3)        $      38(4)
  Average attained age of
     contractholders............      58 years            60 years             60 years            60 years




                                                                    AT DECEMBER 31,
                                                              ---------------------------
                                                                 2006             2005
                                                              ----------       ----------
                                                               SECONDARY        SECONDARY
                                                              GUARANTEES       GUARANTEES
                                                              ----------       ----------
                                                                     (IN MILLIONS)



UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)...........        $   3,262        $   2,849
Net amount at risk(2)..................................        $  48,630(3)     $  44,943(3)
Average attained age of policyholders..................         57 years         56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                      ANNUITY      UNIVERSAL AND VARIABLE
                                                     CONTRACTS         LIFE CONTRACTS
                                                  --------------   ----------------------
                                                    GUARANTEED            SECONDARY
                                                  DEATH BENEFITS         GUARANTEES         TOTAL
                                                  --------------   ----------------------   -----
                                                                   (IN MILLIONS)


Balance at January 1, 2004......................        $--                  $--             $--
Incurred guaranteed benefits....................         --                   --              --
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2004....................         --                   --              --
Incurred guaranteed benefits....................          3                    9              12
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2005....................          3                    9              12
Incurred guaranteed benefits....................         --                   22              22
Paid guaranteed benefits........................         (3)                  --              (3)
                                                        ---                  ---             ---
Balance at December 31, 2006....................        $--                  $31             $31
                                                        ===                  ===             ===




     MLI-USA had guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million at December 31, 2006 and 2005, respectively. MLI-USA reinsures 100% of this liability with an affiliate and has a corresponding recoverable from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2006      2005
                                                                -------   -------
                                                                  (IN MILLIONS)


Mutual Fund Groupings
  Equity......................................................  $37,992   $30,480
  Bond........................................................    2,831     2,952
  Balanced....................................................    2,790     3,273
  Money Market................................................      949       791
  Specialty...................................................      460       684
                                                                -------   -------
     Total....................................................  $45,022   $38,180
                                                                =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Connecticut reinsured 90% of its individual long-term care insurance business with Genworth Life Insurance Company ("GLIC," formerly known as General Electric Capital Assurance Company), and its subsidiary, in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreement, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, MetLife Connecticut entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from MetLife Connecticut to CIHC. Under the terms of this agreement, any gains remaining are payable to CIHC and any losses remaining are reimbursable from CIHC. MetLife Connecticut does, however, retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 19.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                         --------------------
                                                          2006    2005   2004
                                                         -----   -----   ----
                                                             (IN MILLIONS)


Direct premiums........................................  $ 599   $ 413    $13
Reinsurance assumed....................................     21      38     --
Reinsurance ceded......................................   (312)   (170)    (4)
                                                         -----   -----    ---
Net premiums...........................................  $ 308   $ 281    $ 9
                                                         =====   =====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 635   $ 560    $(1)
                                                         =====   =====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $4.6 billion and $4.3 billion at December 31, 2006 and 2005, respectively, including $3.0 billion and $2.8 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of long-term care business and $1.3 billion and $1.4 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance and ceded commissions payables, included in other liabilities were $99 million and $64 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
  Total long-term debt -- affiliated..............................  $435   $435
                                                                    ====   ====



     Payments of interest and principal on these surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the Delaware Insurance Commissioner.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2006 and 2005.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2006 and 2005. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Insurance Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $ 18   $ (3)  $(91)
  State................................................    --     (2)     4
                                                         ----   ----   ----
     Subtotal..........................................    18     (5)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................   212    162    100
  State................................................    (2)    (1)     4
                                                         ----   ----   ----
     Subtotal..........................................   210    161    104
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Tax provision at U.S. statutory rate...................  $288   $191    $15
Tax effect of:
  Tax-exempt investment income.........................   (62)   (27)    (3)
  Prior year tax.......................................    (9)    (9)    (1)
  Foreign operations, net of foreign income tax........    12     --     --
  State tax, net of federal benefit....................    --      2      6
  Other, net...........................................    (1)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                                    DECEMBER 31,
                                                                 -----------------
                                                                   2006      2005
                                                                 -------   -------
                                                                   (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves......................  $ 2,238   $ 2,346
  Net unrealized investment losses.............................      171       224
  Capital loss carryforwards...................................      155        92
  Investments..................................................       63        --
  Operating lease reserves.....................................       13        13
  Net operating loss carryforwards.............................       10        --
  Employee benefits............................................        3         3
  Litigation-related...........................................        1        --
  Other........................................................       20        25
                                                                 -------   -------
                                                                   2,674     2,703
  Less: Valuation allowance....................................        4        --
                                                                 -------   -------
                                                                   2,670     2,703
                                                                 -------   -------
Deferred income tax liabilities:
  DAC and VOBA.................................................   (1,663)   (1,558)
  Investments..................................................       --       (25)
                                                                 -------   -------
                                                                  (1,663)   (1,583)
                                                                 -------   -------
Net deferred income tax asset..................................  $ 1,007   $ 1,120
                                                                 =======   =======



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Domestic net operating loss carryforwards amount to $15 million at December 31, 2006 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $35 million at December 31, 2006 with an expiration period of infinity. Capital loss carryforwards amount to $443 million at December 31, 2006 and will expire beginning in 2010.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded a $4 million deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company will file a consolidated tax return with its includable life insurance subsidiaries. Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against MLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from MLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against MLAC: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class certification. Defendants have moved for summary judgment.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of MICC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and NASD are also reviewing this matter. On April 18, 2006, the Connecticut Department of Banking issued a notice to Tower Square asking it to demonstrate its prior compliance with applicable Connecticut securities laws and regulations. In the context of the above, a number of NASD arbitration matters and litigation matters were commenced in 2005 and 2006 against Tower Square. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to fully cooperate with the SEC, NASD and the Connecticut Department of Banking, as appropriate, with respect to the matters described above.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 9    $ 9
  Premium tax offsets currently available for paid assessments.....     1      2
                                                                      ---    ---
                                                                      $10    $11
                                                                      ===    ===
Liability:
  Insolvency assessments...........................................   $19    $19
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:


                                                               RENTAL   GROSS RENTAL
                                                               INCOME     PAYMENTS
                                                               ------   ------------
                                                                   (IN MILLIONS)


2007.........................................................    $ 1         $15
2008.........................................................    $ 1         $15
2009.........................................................    $ 1         $ 8
2010.........................................................    $ 1         $ 6
2011.........................................................    $--         $ 6


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $616 million and $715 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $665 million and $339 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $173 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMMITMENTS

     MICC is a member of the Federal Home Loan Bank of Boston ("FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's consolidated balance sheets. MICC has also entered into several funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgages, mortgage-backed securities, obligations of or guaranteed by the United States, state and municipal obligations and corporate debt, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien provide that upon any event of default by MICC, the FHLB of Boston's recovery is limited to the amount of MICC's liability to the FHLB of Boston. The amount of the Company's liability for funding agreements with the FHLB of Boston was $926 million and $1.1 billion at December 31, 2006 and 2005, respectively, which is included in PABs.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII," formerly, Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage in-force under this guarantee was $444 million and $447 million at December 31, 2006 and 2005, respectively. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $54 million at December 31, 2006. The credit default swaps expire at various times during the next two years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by Metropolitan Life. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees ("Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year. Pension expense of $8 million related to the Metropolitan Life plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2006. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG. The par value of the common stock presented in the statement of stockholders' equity prior to the Acquisition Date has been adjusted to reflect the par value of MetLife Connecticut's shares issued to MLIG in exchange for MLI-USA's outstanding common stock. See Note 3.

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to MetLife without insurance regulatory approval and actual dividends paid to MetLife:


                                                                                         2007
                                                                                    -------------
                                                  2005              2006
                                                -------   -----------------------
                                                                    PERMITTED W/O   PERMITTED W/O
COMPANY                                         PAID(1)   PAID(1)    APPROVAL (2)    APPROVAL(3)
-------                                         -------   -------   -------------   -------------
                                                                  (IN MILLIONS)


MetLife Insurance Company of Connecticut......    $--       $917(4)      $--             $690



--------

   (1) Includes amounts paid including those requiring regulatory approval.

   (2) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

   (4) Includes a return of capital of $259 million.

     Under Connecticut State Insurance Law, MetLife Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Connecticut through June 30, 2007 require prior approval of the Connecticut Commissioner.

  DIVIDEND RESTRICTIONS OF SUBSIDIARIES

     MLAC is regulated under Connecticut State Insurance Law as described above. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by MLAC through June 30, 2007 to the Company require prior approval of the Connecticut Commissioner. MLAC did not pay any dividends in 2006.Since MLAC's statutory unassigned funds surplus is negative, MLAC cannot pay any dividends without prior approval of the Commissioner.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the year ended December 31, 2006. Since MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner.

CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

     MLI-USA received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company and its insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Insurance Department have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies in Connecticut and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Connecticut and each of its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company is the net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Connecticut, a Connecticut domiciled insurer, was $749 million, $1.0 billion and $975 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.1 billion and $4.0 billion at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                               2006     2005    2004
                                                              -----   -------   ----
                                                                   (IN MILLIONS)


Holding gains (losses) on investments arising during the
  year......................................................  $(434)  $(1,148)  $(37)
Income tax effect of holding gains (losses).................    147       402     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    487       295      2
  Amortization of premiums and accretion of discounts
     associated with investments............................     60        96     21
  Income tax effect.........................................   (186)     (137)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts................................     42        71     10
Income tax effect of allocation of holding losses to other
  policyholder amounts......................................    (14)      (25)    (4)
                                                              -----   -------   ----
Net unrealized investment gains (losses)....................    102      (446)    (2)
                                                              -----   -------   ----
Foreign currency translation adjustment.....................     (2)        2     --
                                                              -----   -------   ----
     Other comprehensive income (loss)......................  $ 100   $  (444)  $ (2)
                                                              =====   =======   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                             YEARS ENDED DECEMBER 31,
                                                          ------------------------------
                                                           2006         2005        2004
                                                          ------   -------------   -----
                                                                   (IN MILLIONS)


Compensation............................................  $  211       $ 100       $  --
Commissions.............................................     712         931         237
Interest and debt issue costs...........................      31          25           2
Amortization of DAC and VOBA............................     488         288         115
Capitalization of DAC...................................    (721)       (886)       (281)
Rent, net of sublease income............................      11           7          --
Minority interest.......................................      26           1          --
Insurance tax...........................................      42          10           3
Other...................................................     373         202         103
                                                          ------       -----       -----
  Total other expenses..................................  $1,173       $ 678       $ 179
                                                          ======       =====       =====



16.  BUSINESS SEGMENT INFORMATION

     Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment. On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Individual and Institutional, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006 and 2005.


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006               INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
------------------------------------               ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   218      $    65       $    25    $    308
Universal life and investment-type product policy
  fees...........................................      1,244           24            --       1,268
Net investment income............................        985        1,449           405       2,839
Other revenues...................................        195           15             2         212
Net investment gains (losses)....................       (194)        (282)          (45)       (521)
Policyholder benefits and claims.................        315          450            27         792
Interest credited to policyholder account
  balances.......................................        669          647            --       1,316
Other expenses...................................      1,045           16           112       1,173
                                                     -------      -------       -------    --------
Income before provision for income tax...........        419          158           248         825
Provision for income tax.........................        145           55            28         228
                                                     -------      -------       -------    --------
Net income.......................................    $   274      $   103       $   220    $    597
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $76,897      $35,982       $11,208    $124,087
DAC and VOBA.....................................    $ 4,946      $   165       $    --    $  5,111
Goodwill.........................................    $   234      $   312       $   407    $    953
Separate account assets..........................    $47,566      $ 2,501       $    --    $ 50,067
Policyholder liabilities.........................    $24,429      $27,391       $ 4,446    $ 56,266
Separate account liabilities.....................    $47,566      $ 2,501       $    --    $ 50,067

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005(1)            INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
---------------------------------------            ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   152      $   116       $    13    $    281
Universal life and investment-type product policy
  fees...........................................        845           17            --         862
Net investment income............................        530          712           196       1,438
Other revenues...................................        121           10             1         132
Net investment gains (losses)....................       (113)         (87)            2        (198)
Policyholder benefits and claims.................        224          324            22         570
Interest credited to policyholder account
  balances.......................................        417          303            --         720
Other expenses...................................        640           30             8         678
                                                     -------      -------       -------    --------
Income before provision for income tax...........        254          111           182         547
Provision for income tax.........................         53           38            65         156
                                                     -------      -------       -------    --------
Net income.......................................    $   201      $    73       $   117    $    391
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $71,385      $38,072       $11,791    $121,248
DAC and VOBA.....................................    $ 4,753      $   161       $    --    $  4,914
Goodwill.........................................    $   227      $   305       $   392    $    924
Separate account assets..........................    $41,347      $ 3,177       $    --    $ 44,524
Policyholder liabilities.........................    $24,855      $28,340       $ 4,282    $ 57,477
Separate account liabilities.....................    $41,347      $ 3,177       $    --    $ 44,524


--------

(1) Includes six months of results for MetLife Connecticut and its subsidiaries and twelve months of results for MLI-USA.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had $1 million of investment income and $1 million of investment expense related to discontinued operations resulting in no change to net investment income for the year ended December 31, 2006. The Company had no investment income or expense related to discontinued operations for the years ended December 31, 2005 and 2004.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value of real estate related to discontinued operations was $7 million and $5 million at December 31, 2006 and 2005, respectively.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2006                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $47,846     $47,846
  Equity securities....................................              $   795     $   795
  Mortgage and consumer loans..........................              $ 3,595     $ 3,547
  Policy loans.........................................              $   918     $   918
  Short-term investments...............................              $   777     $   777
  Cash and cash equivalents............................              $   649     $   649
  Accrued investment income............................              $   597     $   597
  Mortgage loan commitments............................    $665      $    --     $     1
  Commitments to fund bank credit facilities...........    $173      $    --     $    --
Liabilities:
  Policyholder account balances........................              $29,780     $28,028
  Long-term debt -- affiliated.........................              $   435     $   425
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,155     $ 9,155




                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2005                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $52,589     $52,589
  Trading Securities...................................              $   452     $   452
  Equity securities....................................              $   421     $   421
  Mortgage and consumer loans..........................              $ 2,543     $ 2,553
  Policy loans.........................................              $   916     $   916
  Short-term investments...............................              $ 1,769     $ 1,769
  Cash and cash equivalents............................              $   571     $   571
  Accrued investment income............................              $   602     $   602
  Mortgage loan commitments............................    $339      $    --     $    (2)
Liabilities:
  Policyholder account balances........................              $32,877     $31,621
  Long-term debt -- affiliated.........................              $   435     $   443
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,737     $ 9,737

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.


  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $15 million and $14 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $154 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $190 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, MLI-USA entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MLI-USA's behalf, fixed rate insurance products through authorized retailers. MLI-USA agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MLI-USA $65 million, included in other expenses, for the year ended December 31, 2006. MLI-USA did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company had payables from affiliates of $9 million and $3 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

  INVESTMENT TRANSACTIONS

     As of December 31, 2006 and 2005, the Company held $581 million and $346 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2006   2005   2004
                                                               ----   ----   ----
                                                                  (IN MILLIONS)


Fair market value of assets transferred to affiliates........  $164   $ 79   $320
Amortized cost of assets transferred to affiliates...........  $164   $ 78   $324
Net investment gains (losses) recognized on transfers........  $ --   $  1   $ (4)
Fair market value of assets transferred from affiliates......  $ 89   $830   $ --

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REINSURANCE TRANSACTIONS

     As of December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policyholder benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million. A receivable at December 31, 2006 was held by the Company of $1.2 billion, related to premiums and other consideration which is expected to be paid by Texas Life during the first quarter of 2007.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd., General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Ltd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2.8 billion and $1.2 billion, respectively. Prior-year comparable assets and liabilities were $2.5 billion and $1.2 billion, respectively.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to MLI-USA related to the policies in-force as of December 31, 2004. MLI-USA also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  policyholder account balances........................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed deferred acquisition costs, included in other
  expenses.............................................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===
Ceded premiums.........................................  $ 21   $  12    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................   130      93     37
Ceded fees, included in other revenues.................    68      55     12
Ceded benefits, included in policyholder benefits and
  claims...............................................    86      92     19
Ceded fees, included in other expenses.................    64      97     --
Ceded deferred acquisition costs, included in other
  expenses.............................................    13      85     --
Ceded derivative gains (loss), included in net
  investment gains (losses)............................   (31)      5     --
                                                         ----   -----    ---
  Total ceded..........................................  $351   $ 439    $69
                                                         ====   =====    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2006     2005
                                                                  ------   ------
                                                                   (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables...................................................  $2,359   $2,079
Reinsurance recoverables, included in other assets..............  $   89   $   88
Assumed (ceded) deferred acquisition costs, included in DAC.....  $  306   $  342
Assumed liabilities, included in other liabilities..............  $    8   $   24
Ceded balances payable, included in other liabilities...........  $   55   $  140
Derivative liabilities, included in policyholder account
  balances......................................................  $  (57)  $  (23)
Assumed liabilities, included in future policy benefits.........  $   26   $   23
Assumed liabilities, included in other policyholder funds.......  $1,182   $1,001


20.  SUBSEQUENT EVENT

     On March 27, 2007, the Company entered into a secured demand note with MetLife Securities, Inc. ("MSI") under which the Company agreed to fund MSI with up to $60 million of cash upon MSI's request. In connection with this agreement, the Company transferred securities with a fair value of $71 million to an MSI custody account to secure the note.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                                  (IN MILLIONS)


                                                                                    AMOUNT AT
                                                     COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST(1)   FAIR VALUE    BALANCE SHEET
                                                -----------------   ----------   --------------


TYPE OF INVESTMENTS
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........       $ 5,455          $ 5,336        $ 5,336
     State and political subdivision
       securities.............................         1,062            1,030          1,030
     Foreign government securities............           533              573            573
     Public utilities.........................         2,274            2,233          2,233
     All other corporate bonds................        19,390           19,057         19,057
  Mortgage-backed and other asset-backed
     securities...............................        18,462           18,400         18,400
  Redeemable preferred stock..................         1,230            1,217          1,217
                                                     -------          -------        -------
     Total fixed maturity securities..........        48,406           47,846         47,846
                                                     -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....             1                1              1
     Industrial, miscellaneous and all other..           105              110            110
  Non-redeemable preferred stock..............           671              684            684
                                                     -------          -------        -------
     Total equity securities..................           777              795            795
                                                     -------          -------        -------
Mortgage and consumer loans...................         3,595                           3,595
Policy loans..................................           918                             918
Real estate and real estate joint ventures....           180                             180
Other limited partnership interests...........         1,082                           1,082
Short-term investments........................           777                             777
Other invested assets.........................         1,241                           1,241
                                                     -------                         -------
     Total investments........................       $56,976                         $56,434
                                                     =======                         =======



--------

   (1) Cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                                  2006      2005
                                                                -------   -------


CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $38,293 and $42,526,
     respectively)............................................  $37,794   $41,947
  Equity securities available-for-sale, at estimated fair
     value (cost: $703 and $418, respectively)................      719       415
  Mortgage and consumer loans.................................    2,822     1,837
  Policy loans................................................      825       843
  Real estate and real estate joint ventures held-for-
     investment...............................................      143        71
  Real estate held-for-sale...................................        7        --
  Other limited partnership interests.........................      884     1,106
  Short-term investments......................................      186     1,219
  Investment in subsidiaries..................................    3,499     3,187
  Other invested assets.......................................      893       698
                                                                -------   -------
     Total investments........................................   47,772    51,323
Cash and cash equivalents.....................................      291       331
Accrued investment income.....................................      473       474
Premiums and other receivables................................    6,128     4,706
Deferred policy acquisition costs and value of business
  acquired....................................................    1,849     1,924
Current income tax recoverable................................       --        56
Deferred income tax assets....................................    1,281     1,113
Goodwill......................................................      646       612
Other assets..................................................      129       102
Separate account assets.......................................   19,205    19,058
                                                                -------   -------
     Total assets.............................................  $77,774   $79,699
                                                                =======   =======

LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits......................................  $17,613   $16,337
  Policyholder account balances...............................   24,764    27,298
  Other policyholder funds....................................      213       219
  Current income taxes payable................................       46        --
  Payables for collateral under securities loaned and other
     transactions.............................................    8,152     8,620
  Other liabilities...........................................      366       734
  Separate account liabilities................................   19,205    19,058
                                                                -------   -------
     Total liabilities........................................   70,359    72,266
                                                                -------   -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2006 and 2005..................................       86        86
Additional paid-in capital....................................    7,123     7,180
Retained earnings.............................................      520       581
Accumulated other comprehensive income (loss).................     (314)     (414)
                                                                -------   -------
     Total stockholders' equity...............................    7,415     7,433
                                                                -------   -------
     Total liabilities and stockholders' equity...............  $77,774   $79,699
                                                                =======   =======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                               --------------------
                                                                2006          2005
                                                               ------        ------


CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums.....................................................  $  176        $  206
Universal life and investment-type product policy fees.......     381           185
Net investment income........................................   2,167         1,044
Equity in earnings of subsidiaries...........................     277           225
Other revenues...............................................      42            32
Net investment gains (losses)................................    (397)         (159)
                                                               ------        ------
  Total revenues.............................................   2,646         1,533
                                                               ------        ------
EXPENSES
Policyholder benefits and claims.............................     599           433
Interest credited to policyholder account balances...........     926           429
Other expenses...............................................     388           195
                                                               ------        ------
  Total expenses.............................................   1,913         1,057
                                                               ------        ------
Income before provision for income tax.......................     733           476
Provision for income tax.....................................     136            85
                                                               ------        ------
Net income...................................................  $  597        $  391
                                                               ======        ======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                               2006           2005
                                                             --------       --------


CONDENSED STATEMENT OF CASH FLOWS
Net cash provided by operating activities..................  $    899       $  2,000
                                                             --------       --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    22,406         18,453
     Equity securities.....................................       218            181
     Mortgage and consumer loans...........................       878            687
     Real estate and real estate joint ventures............       127             44
     Other limited partnership interests...................       537            152
  Purchases of:
     Fixed maturity securities.............................   (19,021)       (26,517)
     Equity securities.....................................       (62)            --
     Mortgage and consumer loans...........................    (1,870)          (460)
     Real estate and real estate joint ventures............       (53)            --
     Other limited partnership interests...................      (295)          (233)
  Net change in policy loans...............................        18              5
  Net change in short-term investments.....................     1,033            633
  Net change in other invested assets......................      (129)          (728)
  Other, net...............................................        (1)            17
                                                             --------       --------
Net cash provided by (used in) investing activities........  $  3,786       $ (7,766)
                                                             --------       --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................  $  1,633       $  7,075
     Withdrawals...........................................    (4,936)        (8,682)
  Net change in payables for collateral under securities
     loaned and other transactions.........................      (468)         7,458
  Dividends on common stock................................      (917)            --
  Other, net...............................................       (37)           (61)
                                                             --------       --------
Net cash (used in) provided by financing activities........    (4,725)         5,790
                                                             --------       --------
Change in cash and cash equivalents........................       (40)            24
Cash and cash equivalents, beginning of period.............       331            307
                                                             --------       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...................  $    291       $    331
                                                             ========       ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Income tax............................................  $     88       $     51
                                                             ========       ========
  Non-cash transactions during the period:
     Contribution of other intangible assets, net of income
       tax.................................................  $    162       $     --
     Contribution of goodwill from MetLife, Inc. ..........  $     32       $     --
                                                             ========       ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

             NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC," formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 of the consolidated financial statements for further information on the Acquisition.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, financial information of the registrant has been provided for periods subsequent to the Acquisition Date only.

  BASIS OF PRESENTATION

     The condensed financial information of MetLife Connecticut should be read in conjunction with the Consolidated Financial Statements of MICC and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial condition and cash flows for MetLife Connecticut. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock. The condensed statement of income and statement of cash flows for the year ended December 31, 2005 included herein reflect the full year of operating results for MLI-USA in equity in earnings of subsidiaries.

     MetLife Connecticut's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated above which requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Acquisition of MetLife Insurance Company of Connecticut by MetLife, Inc. from Citigroup Inc. (Note 2)

     - Contingencies, Commitments and Guarantees (Note 12)

     - Equity (Note 14)

2.  SUPPORT AGREEMENT

     MetLife Connecticut entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited, an Irish company ("MetLife Europe"), in connection with MetLife Europe's formation. Under the agreement, MetLife Connecticut has agreed, without limitation as to amount, to cause MetLife Europe to have a minimum capital and surplus of the greater of EUR 14 million or an amount sufficient to provide solvency cover equal to 200% of the minimum solvency cover required by applicable law and regulation, as interpreted by the Irish Financial Services Regulatory Authority or any successor body, during MetLife Europe's first three years of operation and 150% thereafter, and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Europe was in excess of the minimum capital and surplus amount referenced above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                     AS OF DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
SEGMENT                                      VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
-------                                     ------   ------------------   ------------   ----------


2006
Individual................................  $4,946         $ 3,769           $20,660        $260
Institutional.............................     165          12,895            14,496           3
Corporate & Other.........................      --           4,503               (57)         --
                                            ------         -------           -------        ----
                                            $5,111         $21,167           $35,099        $263
                                            ======         =======           =======        ====
2005
Individual................................  $4,753         $ 3,452           $21,403        $141
Institutional.............................     161          11,880            16,460           1
Corporate & Other.........................      --           4,305               (23)         --
                                            ------         -------           -------        ----
                                            $4,914         $19,637           $37,840        $142
                                            ======         =======           =======        ====
2004(2)...................................  $  678         $   149           $ 4,591        $  6
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

   (2) Prior to the Acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                               PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                               REVENUE        NET      BENEFITS AND     DAC AND VOBA       OTHER          PREMIUMS
                             AND POLICY   INVESTMENT     INTEREST        CHARGED TO      OPERATING         WRITTEN
SEGMENT                        CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
-------                      ----------   ----------   ------------   ---------------   -----------   ----------------


2006
Individual.................    $1,462       $  985        $  984            $481            $564             $--
Institutional..............        89        1,449         1,097               6              10               9
Corporate & Other..........        25          405            27               1             111              25
                               ------       ------        ------            ----            ----             ---
                               $1,576       $2,839        $2,108            $488            $685             $34
                               ======       ======        ======            ====            ====             ===
2005(2)
Individual.................    $  997       $  530        $  641            $287            $353             $--
Institutional..............       133          712           627               1              29               9
Corporate & Other..........        13          196            22              --               8              13
                               ------       ------        ------            ----            ----             ---
                               $1,143       $1,438        $1,290            $288            $390             $22
                               ======       ======        ======            ====            ====             ===
2004(3)....................    $  168       $  207        $  171            $115            $ 64             $--
                               ======       ======        ======            ====            ====             ===



--------

   (1) Includes other expenses excluding amortization of deferred acquisition costs and value of business acquired charged to other expenses.

   (2) Includes six months of results for MetLife Connecticut and twelve months of results for MLI-USA.

   (3) Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                 % AMOUNT
                                                                                  ASSUMED
                                GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   --------   -------   ----------   --------


2006
Life insurance in force.......    $153,390     $119,281   $14,374     $48,483      29.6%
                                  ========     ========   =======     =======
Insurance premium
Life insurance................    $    323     $     72   $    21     $   272       7.7%
Accident and health...........         276          240        --          36        --%
                                  --------     --------   -------     -------
  Total insurance premium.....    $    599     $    312   $    21     $   308       6.8%
                                  ========     ========   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   -------   -------   ----------   --------


2005
Life insurance in force.......    $126,362     $93,686   $16,921     $49,597      34.1%
                                  ========     =======   =======     =======
Insurance premium
Life insurance................    $    269     $    45   $    38     $   262      14.5%
Accident and health...........         144         125        --          19        --%
                                  --------     -------   -------     -------
  Total insurance premium.....    $    413     $   170   $    38     $   281      13.5%
                                  ========     =======   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                 GROSS AMOUNT    CEDED   ASSUMED   NET AMOUNT    TO NET
                                 ------------   ------   -------   ----------   --------


2004
Life insurance in force........     $4,310      $2,759     $--       $1,551        --%
                                    ======      ======     ===       ======
Insurance premium
Life insurance.................     $   13      $    4     $--       $    9        --%
                                    ------      ------     ---       ------
  Total insurance premium......     $   13      $    4     $--       $    9        --%
                                    ======      ======     ===       ======



     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.